UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

1 Iron Street, Boston, MA 02210

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: August 31, 2017

Date of reporting period: February 28, 2017

Item 1.	Reports to Stockholders.

FEBRUARY 28, 2017

2017 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares MSCI All Peru Capped ETF | EPU | NYSE Arca
➢	iShares MSCI Brazil Small-Cap ETF | EWZS | NASDAQ
➢	iShares MSCI China ETF | MCHI | NASDAQ
➢	iShares MSCI China Small-Cap ETF | ECNS | NYSE Arca
➢	iShares MSCI Indonesia ETF | EIDO | NYSE Arca
➢	iShares MSCI Philippines ETF | EPHE | NYSE Arca
➢	iShares MSCI Poland Capped ETF | EPOL | NYSE Arca
➢	iShares MSCI Qatar Capped ETF | QAT | NASDAQ
➢	iShares MSCI Saudi Arabia Capped ETF | KSA | NYSE Arca
➢	iShares MSCI UAE Capped ETF | UAE | NASDAQ

Fund Performance Overview

iSHARES® MSCI ALL PERU CAPPED ETF

Performance as of February 28, 2017

The iShares MSCI All Peru Capped ETF (the “Fund”) seeks to track the investment results of an index composed of Peruvian equities, as represented by the MSCI All Peru Capped Index (“the Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2017, the total return for the Fund was 4.50%, net of fees, while the total return for the Index was 4.96%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	57.73%	57.74%	59.15%	57.73%	57.74%	59.15%
5 Years	(3.25)%	(3.03)%	(2.66)%	(15.24)%	(14.24)%	(12.61)%
Since Inception	6.04%	6.08%	6.80%	57.11%	57.54%	65.89%

The inception date of the Fund was 6/19/09. The first day of secondary market trading was 6/22/09.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,045.00	$3.14	$1,000.00	$1,021.70	$3.11	0.62%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 15 for more information.

ALLOCATION BY SECTOR

As of 2/28/17

Sector	Percentage of Total Investments*

Materials	48.59%
Financials	31.04
Consumer Staples	9.10
Industrials	4.54
Utilities	3.47
Consumer Discretionary	2.28
Energy	0.98

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/17

Security	Percentage of Total Investments*

Credicorp Ltd.	23.55%
Southern Copper Corp.	12.67
Cia. de Minas Buenaventura SAA ADR	9.44
Alicorp SAA	4.74
Intercorp Financial Services Inc.	4.64
Hochschild Mining PLC	3.80
Volcan Cia. Minera SAA Class B	3.52
InRetail Peru Corp.	3.33
Cia. Minera Milpo SAA	3.23
Ferreycorp SAA	3.15

TOTAL	72.07%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® MSCI BRAZIL SMALL-CAP ETF

Performance as of February 28, 2017

The iShares MSCI Brazil Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization Brazilian equities, as represented by the MSCI Brazil Small Cap Index (“the Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2017, the total return for the Fund was 24.78%, net of fees, while the total return for the Index was 25.20%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	116.46%	116.45%	115.58%	116.46%	116.45%	115.58%
5 Years	(10.59)%	(10.97)%	(10.33)%	(42.85)%	(44.06)%	(42.02)%
Since Inception	(6.34)%	(6.54)%	(6.01)%	(34.34)%	(35.24)%	(32.83)%

The inception date of the Fund was 9/28/10. The first day of secondary market trading was 9/29/10.

Certain sectors and markets performed exceptionally well based on market conditions during the six-month and one-year periods. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,247.80	$3.46	$1,000.00	$1,021.70	$3.11	0.62%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 15 for more information.

ALLOCATION BY SECTOR

As of 2/28/17

Sector	Percentage of Total Investments*

Consumer Discretionary	36.04%
Utilities	16.07
Materials	12.00
Industrials	10.54
Consumer Staples	6.70
Financials	5.13
Information Technology	5.07
Real Estate	4.91
Health Care	3.08
Energy	0.46

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/17

Security	Percentage of Total Investments*

Bradespar SA (Preferred)	5.39%
MRV Engenharia e Participacoes SA	4.20
Estacio Participacoes SA	4.06
Cia. de Saneamento do Parana (Preferred)	3.97
Smiles SA	3.86
Metalurgica Gerdau SA (Preferred)	3.64
Cia. Energetica de Sao Paulo Class B (Preferred)	3.45
Cyrela Brazil Realty SA Empreendimentos e Participacoes	3.40
Cia. de Saneamento de Minas Gerais-COPASA	3.33
Fleury SA	3.08

TOTAL	38.38%

*	Excludes money market funds.

6	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI CHINA ETF

Performance as of February 28, 2017

The iShares MSCI China ETF (the “Fund”) seeks to track the investment results of an index composed of Chinese equities that are available to international investors, as represented by the MSCI China Index (“the Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2017, the total return for the Fund was 5.03%, net of fees, while the total return for the Index was 5.34%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	30.31%	29.27%	31.13%	30.31%	29.27%	31.13%
5 Years	3.12%	3.19%	3.65%	16.59%	17.01%	19.64%
Since Inception	1.83%	1.81%	2.35%	11.31%	11.21%	14.75%

The	inception date of the Fund was 3/29/11. The first day of secondary market trading was 3/31/11.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,050.30	$3.15	$1,000.00	$1,021.70	$3.11	0.62%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 15 for more information.

ALLOCATION BY SECTOR

As of 2/28/17

Sector	Percentage of Total Investments*

Information Technology	32.49%
Financials	26.72
Consumer Discretionary	9.62
Telecommunication Services	7.23
Energy	6.19
Industrials	5.46
Real Estate	3.89
Utilities	2.67
Consumer Staples	2.24
Health Care	2.04
Materials	1.45

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/17

Security	Percentage of Total Investments*

Tencent Holdings Ltd.	13.11%
Alibaba Group Holding Ltd. ADR	10.00
China Construction Bank Corp. Class H	5.99
China Mobile Ltd.	5.89
Industrial & Commercial Bank of China Ltd. Class H	4.19
Baidu Inc. ADR	4.10
Bank of China Ltd. Class H	3.48
Ping An Insurance Group Co. of China Ltd. Class H	2.41
NetEase Inc. ADR	2.08
China Life Insurance Co. Ltd. Class H	1.97

TOTAL	53.22%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® MSCI CHINA SMALL-CAP ETF

Performance as of February 28, 2017

The iShares MSCI China Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization Chinese equities that are available to international investors, as represented by the MSCI China Small Cap Index (“the Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2017, the total return for the Fund was 4.02%, net of fees, while the total return for the Index was 3.89%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	20.02%	19.50%	18.49%	20.02%	19.50%	18.49%
5 Years	5.19%	5.52%	4.67%	28.79%	30.83%	25.65%
Since Inception	0.75%	0.78%	0.23%	4.89%	5.10%	1.48%

The	inception date of the Fund was 9/28/10. The first day of secondary market trading was 9/29/10.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,040.20	$3.14	$1,000.00	$1,021.70	$3.11	0.62%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 15 for more information.

ALLOCATION BY SECTOR

As of 2/28/17

Sector	Percentage of Total Investments*

Consumer Discretionary	21.83%
Information Technology	16.08
Industrials	15.35
Real Estate	14.69
Materials	9.33
Health Care	8.72
Consumer Staples	5.03
Utilities	3.53
Financials	3.06
Energy	2.25
Telecommunication Services	0.13

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/17

Security	Percentage of Total Investments*

Kingboard Chemical Holdings Ltd.	1.59%
Minth Group Ltd.	1.43
Credit China FinTech Holdings Ltd.	1.41
Intime Retail Group Co. Ltd.	1.35
Sihuan Pharmaceutical Holdings Group Ltd.	1.03
Lee & Man Paper Manufacturing Ltd.	0.98
Shenzhen International Holdings Ltd.	0.94
Shenzhen Investment Ltd.	0.89
Inner Mongolia Yitai Coal Co. Ltd. Class B	0.85
Sohu.com Inc.	0.82

TOTAL	11.29%

*	Excludes money market funds.

8	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI INDONESIA ETF

Performance as of February 28, 2017

The iShares MSCI Indonesia ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Indonesian equities, as represented by the MSCI Indonesia Investable Market Index (“the Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2017, the total return for the Fund was -4.12%, net of fees, while the total return for the Index was -3.92%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	10.93%	9.18%	11.55%	10.93%	9.18%	11.55%
5 Years	(2.77)%	(2.63)%	(2.37)%	(13.12)%	(12.49)%	(11.30)%
Since Inception	1.99%	1.83%	2.47%	14.37%	13.18%	18.10%

The inception date of the Fund was 5/5/10. The first day of secondary market trading was 5/7/10.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$958.80	$3.01	$1,000.00	$1,021.70	$3.11	0.62%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 15 for more information.

ALLOCATION BY SECTOR

As of 2/28/17

Sector	Percentage of Total Investments*

Financials	31.84%
Consumer Discretionary	15.38
Consumer Staples	14.90
Telecommunication Services	13.67
Real Estate	6.54
Energy	5.11
Materials	4.42
Industrials	3.94
Health Care	2.30
Utilities	1.90

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/17

Security	Percentage of Total Investments*

Telekomunikasi Indonesia Persero Tbk PT	11.93%
Bank Central Asia Tbk PT	11.70
Astra International Tbk PT	10.20
Bank Rakyat Indonesia Persero Tbk PT	8.15
Bank Mandiri Persero Tbk PT	6.48
Unilever Indonesia Tbk PT	3.96
Bank Negara Indonesia Persero Tbk PT	2.87
United Tractors Tbk PT	2.54
Hanjaya Mandala Sampoerna Tbk PT	2.21
Indofood Sukses Makmur Tbk PT	2.19

TOTAL	62.23%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® MSCI PHILIPPINES ETF

Performance as of February 28, 2017

The iShares MSCI Philippines ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Philippine equities, as represented by the MSCI Philippines Investable Market Index (“the Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2017, the total return for the Fund was -13.66%, net of fees, while the total return for the Index was -13.43%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	5.07%	2.53%	5.71%	5.07%	2.53%	5.71%
5 Years	5.23%	5.09%	6.01%	29.06%	28.20%	33.87%
Since Inception	5.79%	5.53%	6.33%	43.52%	41.31%	48.31%

The inception date of the Fund was 9/28/10. The first day of secondary market trading was 9/29/10.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$863.40	$2.86	$1,000.00	$1,021.70	$3.11	0.62%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 15 for more information.

ALLOCATION BY SECTOR

As of 2/28/17

Sector	Percentage of Total Investments*

Financials	26.38%
Real Estate	22.81
Industrials	22.75
Utilities	7.55
Telecommunication Services	6.79
Consumer Staples	5.81
Consumer Discretionary	5.60
Materials	2.17
Information Technology	0.14

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/17

Security	Percentage of Total Investments*

Ayala Land Inc.	9.00%
SM Prime Holdings Inc.	8.43
JG Summit Holdings Inc.	7.75
BDO Unibank Inc.	7.74
Ayala Corp.	6.75
SM Investments Corp.	5.55
Universal Robina Corp.	4.69
PLDT Inc.	4.66
Aboitiz Equity Ventures Inc.	4.64
Metro Pacific Investments Corp.	3.39

TOTAL	62.60%

*	Excludes money market funds.

10	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI POLAND CAPPED ETF

Performance as of February 28, 2017

The iShares MSCI Poland Capped ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Polish equities, as represented by the MSCI Poland Investable Market Index 25/50 (“the Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2017, the total return for the Fund was 19.33%, net of fees, while the total return for the Index was 19.52%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	23.58%	23.38%	24.07%	23.58%	23.38%	24.07%
5 Years	(1.59)%	(1.57)%	(1.08)%	(7.70)%	(7.59)%	(5.28)%
Since Inception	1.43%	1.34%	1.73%	10.08%	9.40%	12.31%

The inception date of the Fund was 5/25/10. The first day of secondary market trading was 5/26/10.

Index performance through February 11, 2013 reflects the performance of the MSCI Poland Investable Market Index. Index performance beginning on February 12, 2013 reflects the performance of the MSCI Poland Investable Market Index 25/50.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,193.30	$3.37	$1,000.00	$1,021.70	$3.11	0.62%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 15 for more information.

ALLOCATION BY SECTOR

As of 2/28/17

Sector	Percentage of Total Investments*

Financials	41.97%
Energy	18.70
Materials	12.92
Utilities	7.85
Consumer Discretionary	7.78
Information Technology	3.98
Industrials	2.22
Telecommunication Services	2.01
Consumer Staples	1.22
Real Estate	0.93
Health Care	0.42

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/17

Security	Percentage of Total Investments*

Polski Koncern Naftowy ORLEN SA	11.44%
Powszechna Kasa Oszczednosci Bank Polski SA	11.05
Bank Pekao SA	8.12
Powszechny Zaklad Ubezpieczen SA	7.40
KGHM Polska Miedz SA	6.49
Polskie Gornictwo Naftowe i Gazownictwo SA	4.68
Bank Zachodni WBK SA	4.37
PGE Polska Grupa Energetyczna SA	4.23
LPP SA	3.14
CCC SA	2.68

TOTAL	63.60%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	11

Fund Performance Overview

iSHARES® MSCI QATAR CAPPED ETF

Performance as of February 28, 2017

The iShares MSCI Qatar Capped ETF (the “Fund”) seeks to track the investment results of an index composed of Qatar equities, as represented by the MSCI All Qatar Capped Index (“the Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2017, the total return for the Fund was -1.68%, net of fees, while the total return for the Index was -1.28%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	10.46%	8.90%	11.42%	10.46%	8.90%	11.42%
Since Inception	(4.39)%	(4.63)%	(3.83)%	(11.97)%	(12.60)%	(10.48)%

The inception date of the Fund was 4/29/14. The first day of secondary market trading was 5/1/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$983.20	$3.05	$1,000.00	$1,021.70	$3.11	0.62%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 15 for more information.

ALLOCATION BY SECTOR

As of 2/28/17

Sector	Percentage of Total Investments*

Financials	51.00%
Industrials	14.74
Real Estate	13.98
Telecommunication Services	6.83
Energy	5.10
Utilities	4.47
Materials	1.57
Health Care	1.22
Consumer Staples	1.09

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/17

Security	Percentage of Total Investments*

Qatar National Bank SAQ	20.82%
Industries Qatar QSC	10.16
Masraf Al Rayan QSC	7.99
Ezdan Holding Group QSC	6.49
Qatar Insurance Co. SAQ	4.48
Qatar Electricity & Water Co. QSC	4.47
Ooredoo QSC	4.32
Qatar Islamic Bank SAQ	4.26
Commercial Bank QSC (The)	4.22
Qatar Gas Transport Co. Ltd.	3.75

TOTAL	70.96%

*	Excludes money market funds.

12	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI SAUDI ARABIA CAPPED ETF

Performance as of February 28, 2017

The iShares MSCI Saudi Arabia Capped ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Saudi Arabian equities, as represented by the MSCI Saudi Arabia IMI 25/50 Index (“the Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2017, the total return for the Fund was 14.41%, net of fees, while the total return for the Index was 15.08%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	19.29%	17.29%	20.55%	19.29%	17.29%	20.55%
Since Inception	0.75%	1.36%	1.72%	1.09%	1.98%	2.52%

The inception date of the Fund was 9/16/15. The first day of secondary market trading was 9/17/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,144.10	$3.93	$1,000.00	$1,021.10	$3.71	0.74%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 15 for more information.

ALLOCATION BY SECTOR As of 2/28/17

Sector	Percentage of Total Investments*

Financials	36.64%
Materials	33.56
Telecommunication Services	7.65
Consumer Staples	6.70
Utilities	4.45
Health Care	3.03
Consumer Discretionary	2.86
Industrials	2.41
Real Estate	2.10
Energy	0.60

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/17

Security	Percentage of Total Investments*

Saudi Basic Industries Corp.	15.20%
Al Rajhi Bank	10.69
National Commercial Bank	6.76
Saudi Telecom Co.	5.48
Samba Financial Group	4.38
Saudi Electricity Co.	4.18
Saudi Arabian Mining Co.	3.45
Almarai Co.	3.43
Saudi Arabian Fertilizer Co.	2.76
Riyad Bank	2.67

TOTAL	59.00%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	13

Fund Performance Overview

iSHARES® MSCI UAE CAPPED ETF

Performance as of February 28, 2017

The iShares MSCI UAE Capped ETF (the “Fund”) seeks to track the investment results of an index composed of UAE equities, as represented by the MSCI All UAE Capped Index (“the Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2017, the total return for the Fund was 0.28%, net of fees, while the total return for the Index was 0.67%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	11.10%	10.24%	11.95%	11.10%	10.24%	11.95%
Since Inception	(9.50)%	(9.85)%	(9.03)%	(24.68)%	(25.50)%	(23.54)%

The inception date of the Fund was 4/29/14. The first day of secondary market trading was 5/1/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,002.80	$3.08	$1,000.00	$1,021.70	$3.11	0.62%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 15 for more information.

ALLOCATION BY SECTOR

As of 2/28/17

Sector	Percentage of Total Investments*

Financials	36.22%
Real Estate	24.95
Telecommunication Services	18.17
Industrials	10.36
Health Care	4.36
Consumer Discretionary	2.51
Energy	2.45
Consumer Staples	0.98

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/17

Security	Percentage of Total Investments*

Emirates Telecommunications Group Co. PJSC	18.16%
Emaar Properties PJSC	15.41
Abu Dhabi Commercial Bank PJSC	7.94
DP World Ltd.	4.68
National Bank of Abu Dhabi PJSC	4.59
First Gulf Bank PJSC	4.58
Aldar Properties PJSC	4.50
Dubai Islamic Bank PJSC	4.37
NMC Health PLC	4.36
Union National Bank PJSC	3.33

TOTAL	71.92%

*	Excludes money market funds.

14	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on September 1, 2016 and held through February 28, 2017, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	15

Schedule of Investments (Unaudited)

iSHARES® MSCI ALL PERU CAPPED ETF

February 28, 2017

Security	Shares	Value
COMMON STOCKS — 99.59%

BANKS — 30.91%
BBVA Banco Continental SA	5,148,280	$6,859,012
Credicorp Ltd.	355,253	58,481,749
Intercorp Financial Services Inc.	349,371	11,529,243
Scotiabank Peru SAA	18,056	209,148

		77,079,152
CONSTRUCTION & ENGINEERING — 1.38%
Grana y Montero SAA	5,928,258	3,449,776

		3,449,776
CONSTRUCTION MATERIALS — 5.14%
Cementos Pacasmayo SAA	3,871,938	7,115,244
Union Andina de Cementos SAA	8,062,619	5,704,247

		12,819,491
ELECTRIC UTILITIES — 3.45%
Enel Distribucion Peru SAA	1,746,099	3,203,361
Luz del Sur SAA	1,509,365	5,404,045

		8,607,406
FOOD & STAPLES RETAILING — 3.32%
InRetail Peru Corp.[a,b]	426,950	8,278,560

		8,278,560
FOOD PRODUCTS — 5.75%
Alicorp SAA	4,995,641	11,765,970
Casa Grande SAA	1,219,434	2,558,344

		14,324,314
METALS & MINING — 43.25%
Cia. de Minas Buenaventura SAA ADR	1,904,973	23,431,168
Cia. Minera Milpo SAA	7,940,101	8,025,094
Hochschild Mining PLC	2,848,775	9,436,833
Minsur SAb	12,894,136	5,410,320
Pan American Silver Corp.	304,439	5,456,893
Sociedad Minera Cerro Verde SAA[b]	271,049	6,505,176
Southern Copper Corp.	858,417	31,469,567
Tahoe Resources Inc.	448,630	3,814,092
Trevali Mining Corp.[b]	5,325,672	5,589,251
Volcan Cia. Minera SAA Class B	33,928,242	8,728,725

		107,867,119
MULTILINE RETAIL — 2.27%
SACI Falabella	692,089	5,659,622

		5,659,622

Security	Shares	Value
OIL, GAS & CONSUMABLE FUELS — 0.98%
Refineria La Pampilla SAA Relapasa[b]	34,620,999	$2,438,808

		2,438,808
TRADING COMPANIES & DISTRIBUTORS — 3.14%
Ferreycorp SAA	13,746,874	7,831,177

		7,831,177

TOTAL COMMON STOCKS
(Cost: $295,875,097)		248,355,425

SHORT-TERM INVESTMENTS — 0.04%

MONEY MARKET FUNDS — 0.04%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.47%[c,d]	113,903	113,903

		113,903

TOTAL SHORT-TERM INVESTMENTS
(Cost: $113,903)		113,903

TOTAL INVESTMENTS IN SECURITIES — 99.63%
(Cost: $295,989,000)[e]		248,469,328
Other Assets, Less Liabilities — 0.37%		916,063

NET ASSETS — 100.00%		$249,385,391

ADR — American Depositary Receipts

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	Non-income earning security.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	The cost of investments for federal income tax purposes was $307,150,481. Net unrealized depreciation was $58,681,153, of which $14,229,192 represented gross unrealized appreciation on securities and $72,910,345 represented gross unrealized depreciation on securities.

16	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL PERU CAPPED ETF

February 28, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$248,355,425	$—	$—	$248,355,425
Money market funds	113,903	—	—	113,903

Total	$248,469,328	$—	$—	$248,469,328

See notes to financial statements.

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited)

iSHARES® MSCI BRAZIL SMALL-CAP ETF

February 28, 2017

Security	Shares	Value
COMMON STOCKS — 70.36%

AUTO COMPONENTS — 1.55%
Mahle-Metal Leve SA	70,600	$496,764
Tupy SA	91,300	405,876

		902,640
COMMERCIAL SERVICES & SUPPLIES — 1.69%
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	118,710	984,480

		984,480
CONSTRUCTION MATERIALS — 0.80%
Magnesita Refratarios SAa	58,120	467,052

		467,052
DIVERSIFIED CONSUMER SERVICES — 5.28%
Estacio Participacoes SA	489,700	2,359,564
GAEC Educacao SA	66,400	294,328
Ser Educacional SAb	69,300	421,013

		3,074,905
ELECTRIC UTILITIES — 3.58%
Alupar Investimento SA Units	157,772	1,008,706
Light SA	149,800	1,074,747

		2,083,453
FOOD PRODUCTS — 6.68%
Marfrig Global Foods SAa	481,400	967,133
Minerva SAa	199,200	691,533
Sao Martinho SA	282,200	1,723,497
SLC Agricola SA	91,300	504,777

		3,886,940
HEALTH CARE PROVIDERS & SERVICES — 3.08%
Fleury SA	128,600	1,790,727

		1,790,727
HOTELS, RESTAURANTS & LEISURE — 1.38%
CVC Brasil Operadora e Agencia de Viagens SA	87,600	803,352

		803,352
HOUSEHOLD DURABLES — 10.60%
Cyrela Brazil Realty SA Empreendimentos e Participacoes	473,100	1,975,432
Even Construtora e Incorporadora SA	390,100	633,238
EZ TEC Empreendimentos e Participacoes SA	107,953	666,942
Gafisa SA	622,500	458,221

Security	Shares	Value
MRV Engenharia e Participacoes SA	531,200	$2,438,295

		6,172,128
INSURANCE — 0.86%
FPC Par Corretora de Seguros SA	99,600	502,322

		502,322
INTERNET & DIRECT MARKETING RETAIL — 1.92%
B2W Cia. Digital[a]	282,200	1,115,738

		1,115,738
MACHINERY — 1.16%
Iochpe Maxion SA	116,200	528,895
Iochpe Maxion SA New[a]	31,607	143,862

		672,757
MEDIA — 5.65%
Multiplus SA	91,300	1,049,172
Smiles SA	112,800	2,237,871

		3,287,043
MULTILINE RETAIL — 1.76%
Magazine Luiza SAa	11,700	782,670
Marisa Lojas SAa	107,900	239,662

		1,022,332
OIL, GAS & CONSUMABLE FUELS — 0.45%
QGEP Participacoes SA	141,100	264,421

		264,421
REAL ESTATE MANAGEMENT & DEVELOPMENT — 4.90%
Aliansce Shopping Centers SA	182,600	859,294
BR Properties SAa	132,800	403,394
Iguatemi Empresa de Shopping Centers SA	130,200	1,301,582
Sonae Sierra Brasil SA	41,500	286,405

		2,850,675
ROAD & RAIL — 1.27%
Cosan Logistica SAa	199,200	435,410
JSL SA	107,900	305,560

		740,970
SOFTWARE — 5.06%
Linx SA	222,800	1,186,691
TOTVS SA	215,800	1,757,754

		2,944,445
SPECIALTY RETAIL — 4.07%
Cia. Hering	265,600	1,486,370
Via Varejo SA	232,400	881,491

		2,367,861

18	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BRAZIL SMALL-CAP ETF

February 28, 2017

Security	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS — 1.96%
Arezzo Industria e Comercio SA	80,400	$813,821
Guararapes Confeccoes SA	13,400	327,354

		1,141,175
TRANSPORTATION INFRASTRUCTURE — 3.33%
EcoRodovias Infraestrutura e Logistica SA	406,700	1,201,406
Prumo Logistica SAa	141,100	403,661
Santos Brasil Participacoes SAa	406,700	333,361

		1,938,428
WATER UTILITIES — 3.33%
Cia. de Saneamento de Minas Gerais-COPASA	116,700	1,935,247

		1,935,247

TOTAL COMMON STOCKS
(Cost: $29,449,968)		40,949,091

PREFERRED STOCKS — 29.40%

AIRLINES — 0.89%
GOL Linhas Aereas Inteligentes SA	190,900	520,357

		520,357
BANKS — 4.26%
Banco ABC Brasil SA	116,209	679,847
Banco ABC Brasil SA New	4,156	24,848
Banco do Estado do Rio Grande do Sul SA Class B	332,000	1,773,655

		2,478,350
ELECTRIC UTILITIES — 1.72%
Cia. Energetica do Ceara Class A	20,100	302,049
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	174,300	702,018

		1,004,067
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 3.44%
Cia. Energetica de Sao Paulo Class B	348,600	2,002,405

		2,002,405
MACHINERY — 2.17%
Marcopolo SA	913,000	809,991
Randon SA Implemetos e Participacoes	315,450	451,222

		1,261,213

Security	Shares	Value
METALS & MINING — 11.17%
Bradespar SA	415,000	$3,128,174
Metalurgica Gerdau SA	1,120,500	2,110,617
Usinas Siderurgicas de Minas Gerais SA Class A	796,800	1,262,689

		6,501,480
TEXTILES, APPAREL & LUXURY GOODS — 1.79%
Alpargatas SA	273,900	1,040,662

		1,040,662
WATER UTILITIES — 3.96%
Cia. de Saneamento do Parana	498,000	2,305,111

		2,305,111

TOTAL PREFERRED STOCKS
(Cost: $10,225,190)		17,113,645

WARRANTS — 0.00%

MACHINERY — 0.00%
Iochpe Maxion SA (Expires 04/01/19)[a]	3,160	1,676

		1,676

TOTAL WARRANTS
(Cost: $0)		1,676

SHORT-TERM INVESTMENTS — 0.30%

MONEY MARKET FUNDS — 0.30%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.47%[c,d]	174,186	174,186

		174,186

TOTAL SHORT-TERM INVESTMENTS
(Cost: $174,186)		174,186

TOTAL INVESTMENTS IN SECURITIES — 100.06%
(Cost: $39,849,344)[e]		58,238,598
Other Assets, Less Liabilities — (0.06)%		(34,829)

NET ASSETS — 100.00%		$58,203,769

[a]	Non-income earning security.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	The cost of investments for federal income tax purposes was $49,892,435. Net unrealized appreciation was $8,346,163, of which $18,585,704 represented gross unrealized appreciation on securities and $10,239,541 represented gross unrealized depreciation on securities.

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BRAZIL SMALL-CAP ETF

February 28, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$40,805,229	$143,862	$—	$40,949,091
Preferred stocks	17,113,645	—	—	17,113,645
Warrants	1,676	—	—	1,676
Money market funds	174,186	—	—	174,186

Total	$58,094,736	$143,862	$—	$58,238,598

See notes to financial statements.

20	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI CHINA ETF

February 28, 2017

Security	Shares	Value
COMMON STOCKS — 99.86%

AEROSPACE & DEFENSE — 0.13%
AviChina Industry & Technology Co. Ltd. Class H	4,192,000	$3,051,202

		3,051,202
AIR FREIGHT & LOGISTICS — 0.08%
Sinotrans Ltd. Class H	3,978,000	1,803,884

		1,803,884
AIRLINES — 0.23%
Air China Ltd. Class H	3,744,000	2,889,108
China Southern Airlines Co. Ltd. Class H	3,744,000	2,435,726

		5,324,834
AUTO COMPONENTS — 0.13%
Fuyao Glass Industry Group Co. Ltd. Class Ha	936,000	2,918,048

		2,918,048
AUTOMOBILES — 2.38%
Brilliance China Automotive Holdings Ltd.	6,064,000	9,530,599
Byd Co. Ltd. Class Hb	1,284,000	7,551,044
Chongqing Changan Automobile Co. Ltd. Class B	1,708,284	2,411,969
Dongfeng Motor Group Co. Ltd. Class H	5,148,000	6,108,005
Geely Automobile Holdings Ltd.	10,530,000	14,324,962
Great Wall Motor Co. Ltd. Class H	5,967,000	7,333,404
Guangzhou Automobile Group Co. Ltd. Class H	4,208,000	7,058,101

		54,318,084
BANKS — 17.51%
Agricultural Bank of China Ltd. Class H	48,438,000	22,339,344
Bank of China Ltd. Class H	156,780,000	79,375,120
Bank of Communications Co. Ltd. Class H	17,082,200	13,621,836
China CITIC Bank Corp. Ltd. Class H	17,550,800	12,051,062
China Construction Bank Corp. Class H	165,906,000	136,572,775
China Everbright Bank Co. Ltd. Class H	6,084,000	3,080,229

Security	Shares	Value
China Merchants Bank Co. Ltd. Class H	7,722,150	$20,542,792
China Minsheng Banking Corp. Ltd. Class H	11,583,300	13,221,088
Chongqing Rural Commercial Bank Co. Ltd. Class H	4,914,000	3,450,109
Industrial & Commercial Bank of China Ltd. Class H	145,548,000	95,438,852

		399,693,207
BEVERAGES — 0.42%
China Resources Beer Holdings Co. Ltd.[c]	3,276,000	7,436,198
Tsingtao Brewery Co. Ltd. Class H	468,000	2,152,362

		9,588,560
BIOTECHNOLOGY — 0.11%
3SBio Inc.[a,b,c]	1,980,000	2,410,450

		2,410,450
CAPITAL MARKETS — 2.28%
China Cinda Asset Management Co. Ltd. Class H	17,316,000	6,826,061
China Everbright Ltd.	1,872,000	3,713,879
China Galaxy Securities Co. Ltd. Class H	5,850,000	5,735,109
China Huarong Asset Management Co. Ltd. Class Ha,c	9,828,000	3,886,912
CITIC Securities Co. Ltd. Class H	4,329,000	9,257,567
GF Securities Co. Ltd. Class H	2,667,600	5,876,490
Haitong Securities Co. Ltd. Class H	5,990,400	10,973,789
Huatai Securities Co. Ltd. Class Ha	2,854,800	5,825,485

		52,095,292
CHEMICALS — 0.19%
Sinopec Shanghai Petrochemical Co. Ltd. Class H	6,992,000	4,233,509

		4,233,509
COMMERCIAL SERVICES & SUPPLIES — 0.28%
China Everbright International Ltd.[b]	4,888,000	6,334,763

		6,334,763

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA ETF

February 28, 2017

Security	Shares	Value
COMMUNICATIONS EQUIPMENT — 0.11%
ZTE Corp. Class H	1,497,640	$2,438,685

		2,438,685
CONSTRUCTION & ENGINEERING — 1.40%
China Communications Construction Co. Ltd. Class H	8,832,000	11,400,607
China Railway Construction Corp. Ltd. Class H	3,861,000	5,461,392
China Railway Group Ltd. Class H	7,722,000	6,754,617
China State Construction International Holdings Ltd.	3,744,000	6,125,489
Sinopec Engineering Group Co. Ltd. Class H	2,457,000	2,231,492

		31,973,597
CONSTRUCTION MATERIALS — 0.55%
Anhui Conch Cement Co. Ltd. Class H	2,444,000	8,516,667
China National Building Material Co. Ltd. Class H	5,600,000	4,083,247

		12,599,914
DIVERSIFIED CONSUMER SERVICES — 0.88%
New Oriental Education & Technology Group Inc. ADR[c]	263,484	12,755,260
TAL Education Group Class A ADR[c]	84,474	7,304,467

		20,059,727
DIVERSIFIED FINANCIAL SERVICES — 0.17%
Far East Horizon Ltd.	3,960,000	3,810,807

		3,810,807
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.34%
China Communications Services Corp. Ltd. Class H	4,672,800	3,124,250
China Telecom Corp. Ltd. Class H	27,144,000	12,763,445
China Unicom Hong Kong Ltd.	12,096,000	14,710,077

		30,597,772
ELECTRICAL EQUIPMENT — 0.37%
Shanghai Electric Group Co. Ltd. Class Hc	5,600,000	2,900,115
Zhuzhou CRRC Times Electric Co. Ltd. Class H	1,053,000	5,670,298

		8,570,413

Security	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.04%
AAC Technologies Holdings Inc.[b]	1,404,000	$14,786,182
Sunny Optical Technology Group Co. Ltd.[b]	1,404,000	9,034,493

		23,820,675
ENERGY EQUIPMENT & SERVICES — 0.16%
China Oilfield Services Ltd. Class H	3,744,000	3,733,172

		3,733,172
FOOD & STAPLES RETAILING — 0.20%
Sun Art Retail Group Ltd.	4,680,000	4,509,710

		4,509,710
FOOD PRODUCTS — 1.09%
China Huishan Dairy Holdings Co. Ltd.[b]	7,956,000	2,910,813
China Mengniu Dairy Co. Ltd.	5,382,000	10,608,068
Tingyi Cayman Islands Holding Corp.[b]	3,744,000	4,196,201
Want Want China Holdings Ltd.[b]	11,232,000	7,234,829

		24,949,911
GAS UTILITIES — 0.76%
China Gas Holdings Ltd.[b]	3,280,000	4,867,742
China Resources Gas Group Ltd.[b]	1,872,000	5,715,515
ENN Energy Holdings Ltd.	1,404,000	6,782,652

		17,365,909
HEALTH CARE EQUIPMENT & SUPPLIES — 0.10%
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	3,744,000	2,252,444

		2,252,444
HEALTH CARE PROVIDERS & SERVICES — 0.63%
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	1,357,200	3,496,834
Sinopharm Group Co. Ltd. Class H	2,340,000	10,822,099

		14,318,933
HEALTH CARE TECHNOLOGY — 0.13%
Alibaba Health Information Technology Ltd.[b,c]	6,528,000	2,867,713

		2,867,713

22	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA ETF

February 28, 2017

Security	Shares	Value
HOTELS, RESTAURANTS & LEISURE — 0.84%
Yum China Holdings Inc.[c]	718,380	$19,101,724

		19,101,724
HOUSEHOLD DURABLES — 0.21%
Haier Electronics Group Co. Ltd.	2,568,000	4,724,158

		4,724,158
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 1.30%
CGN Power Co. Ltd. Class Ha	21,060,000	6,402,824
China Longyuan Power Group Corp. Ltd.	6,318,000	5,420,696
China Power International Development Ltd.	6,552,000	2,540,631
China Resources Power Holdings Co. Ltd.	3,744,000	6,781,446
Huaneng Power International Inc. Class H	8,424,000	5,740,837
Huaneng Renewables Corp. Ltd. Class H	7,956,000	2,705,826

		29,592,260
INDUSTRIAL CONGLOMERATES — 1.23%
Beijing Enterprises Holdings Ltd.	1,052,000	5,502,283
CITIC Ltd.[b]	8,424,000	12,089,400
Fosun International Ltd.[b]	5,031,000	7,907,065
Shanghai Industrial Holdings Ltd.	936,000	2,610,568

		28,109,316
INSURANCE — 6.72%
China Life Insurance Co. Ltd. Class H	14,742,000	44,914,724
China Pacific Insurance Group Co. Ltd. Class H	5,148,000	18,867,832
China Taiping Insurance Holdings Co. Ltd.[b,c]	3,135,724	7,344,004
New China Life Insurance Co. Ltd. Class H	1,521,000	7,494,831
People’s Insurance Co. Group of China Ltd. (The) Class H	13,806,000	5,673,613
PICC Property & Casualty Co. Ltd. Class H	9,312,308	14,227,978
Ping An Insurance Group Co. of China Ltd. Class H	10,296,000	54,912,354

		153,435,336

Security	Shares	Value
INTERNET & DIRECT MARKETING RETAIL — 3.85%
Ctrip.com International Ltd. ADR[c]	736,866	$34,956,923
JD.com Inc. ADR[b,c]	1,320,930	40,380,830
Qunar Cayman Islands Ltd. ADR[b,c]	70,902	2,156,130
Vipshop Holdings Ltd. ADR[c]	798,642	10,390,332

		87,884,215
INTERNET SOFTWARE & SERVICES — 30.11%
58.com Inc. ADR[b,c]	160,524	5,875,178
Alibaba Group Holding Ltd. ADR[b,c]	2,216,214	228,048,421
Baidu Inc. ADR[c]	536,094	93,350,048
NetEase Inc. ADR	155,376	47,399,003
SINA Corp./China[c]	111,618	7,760,799
Tencent Holdings Ltd.	11,208,600	298,897,925
Weibo Corp. ADR[b,c]	65,928	3,330,683
YY Inc. ADR[c]	58,266	2,580,601

		687,242,658
IT SERVICES — 0.18%
TravelSky Technology Ltd. Class H	1,872,000	4,085,267

		4,085,267
MACHINERY — 0.85%
China Conch Venture Holdings Ltd.	2,676,000	5,302,048
CRRC Corp. Ltd. Class H	8,190,650	7,860,964
Haitian International Holdings Ltd.	1,404,000	2,951,810
Weichai Power Co. Ltd. Class H	1,872,000	3,294,259

		19,409,081
MEDIA — 0.17%
Alibaba Pictures Group Ltd.[b,c]	23,400,000	3,918,866

		3,918,866
METALS & MINING — 0.54%
Aluminum Corp. of China Ltd. Class Hb,c	7,488,000	3,733,172
Jiangxi Copper Co. Ltd. Class H	2,568,000	4,327,170
Zijin Mining Group Co. Ltd. Class H	11,232,000	4,239,610

		12,299,952
OIL, GAS & CONSUMABLE FUELS — 6.02%
China Coal Energy Co. Ltd. Class Hc	3,978,000	2,106,240

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA ETF

February 28, 2017

Security	Shares	Value
China Petroleum & Chemical Corp. Class H	50,545,000	$39,199,080
China Shenhua Energy Co. Ltd. Class H	6,669,000	13,952,368
CNOOC Ltd.	35,334,000	41,786,565
Kunlun Energy Co. Ltd.[b]	6,528,000	5,676,558
PetroChina Co. Ltd. Class H	41,652,000	31,712,065
Yanzhou Coal Mining Co. Ltd. Class Hb	3,744,000	3,009,689

		137,442,565
PAPER & FOREST PRODUCTS — 0.17%
Nine Dragons Paper (Holdings) Ltd.	3,042,000	3,860,083

		3,860,083
PERSONAL PRODUCTS — 0.52%
Hengan International Group Co. Ltd.[b]	1,404,000	11,991,729

		11,991,729
PHARMACEUTICALS — 1.08%
China Medical System Holdings Ltd.[b]	2,568,000	4,181,608
CSPC Pharmaceutical Group Ltd.	8,384,000	10,260,678
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	820,000	2,820,501
Sino Biopharmaceutical Ltd.	8,658,000	7,472,976

		24,735,763
REAL ESTATE MANAGEMENT & DEVELOPMENT — 3.88%
China Evergrande Group[b]	7,956,000	5,975,366
China Jinmao Holdings Group Ltd.[b]	7,456,000	2,314,857
China Overseas Land & Investment Ltd.	7,488,000	23,054,989
China Resources Land Ltd.	5,616,665	15,339,654
China Vanke Co. Ltd. Class H	2,574,031	6,466,206
Country Garden Holdings Co. Ltd.[b]	10,998,727	7,878,044
Fullshare Holdings Ltd.[b]	13,455,000	5,217,367
Guangzhou R&F Properties Co. Ltd. Class H	1,872,000	2,585,246
Longfor Properties Co. Ltd.	2,925,000	4,680,030
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	1,888,052	2,784,877

Security	Shares	Value
Shimao Property Holdings Ltd.	2,340,000	$3,358,167
Sino-Ocean Group Holding Ltd.	5,967,000	2,967,184
SOHO China Ltd.[b]	4,095,000	2,120,709
Sunac China Holdings Ltd.[b]	3,728,000	3,875,704

		88,618,400
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.46%
GCL-Poly Energy Holdings Ltd.[b,c]	25,740,000	3,514,921
Semiconductor Manufacturing International Corp.[b,c]	5,455,800	7,098,736

		10,613,657
SOFTWARE — 0.16%
Kingsoft Corp. Ltd.	1,640,000	3,608,551

		3,608,551
SPECIALTY RETAIL — 0.15%
GOME Electrical Appliances Holding Ltd.[b]	23,868,000	3,320,787

		3,320,787
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.38%
Lenovo Group Ltd.[b]	14,416,000	8,654,299

		8,654,299
TEXTILES, APPAREL & LUXURY GOODS — 1.01%
ANTA Sports Products Ltd.[b]	2,104,000	6,369,639
Belle International Holdings Ltd.	12,402,000	8,547,649
HengTen Networks Group Ltd.[c]	43,992,000	1,082,451
Shenzhou International Group Holdings Ltd.[b]	1,170,000	6,993,668

		22,993,407
TRANSPORTATION INFRASTRUCTURE — 0.87%
Beijing Capital International Airport Co. Ltd. Class H	3,280,000	3,515,591
China Merchants Port Holdings Co. Ltd.	2,340,000	6,526,419
COSCO SHIPPING Ports Ltd.[b]	3,280,000	3,655,032
Jiangsu Expressway Co. Ltd. Class H	2,340,000	3,086,860
Zhejiang Expressway Co. Ltd. Class H	2,808,000	3,158,003

		19,941,905
WATER UTILITIES — 0.61%
Beijing Enterprises Water Group Ltd.[b]	8,848,000	6,326,147

24	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA ETF

February 28, 2017

Security	Shares	Value
Guangdong Investment Ltd.	5,600,000	$7,632,642

		13,958,789
WIRELESS TELECOMMUNICATION SERVICES — 5.88%
China Mobile Ltd.	12,168,000	134,181,966

		134,181,966

TOTAL COMMON STOCKS
(Cost: $2,180,400,931)		2,279,365,949

SHORT-TERM INVESTMENTS — 12.02%

MONEY MARKET FUNDS — 12.02%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.98%[d,e,f]	273,682,639	273,792,112
BlackRock Cash Funds: Treasury, SL Agency Shares
0.47%[d,e]	481,122	481,122

		274,273,234

TOTAL SHORT-TERM INVESTMENTS
(Cost: $274,181,239)		274,273,234

Value
TOTAL INVESTMENTS IN SECURITIES — 111.88%
(Cost: $2,454,582,170)[g]	$2,553,639,183
Other Assets, Less Liabilities — (11.88)%	(271,166,573)

NET ASSETS — 100.00%	$2,282,472,610

ADR — American Depositary Receipts

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Non-income earning security.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[g]	The cost of investments for federal income tax purposes was $2,543,610,481. Net unrealized appreciation was $10,028,702, of which $273,376,143 represented gross unrealized appreciation on securities and $263,347,441 represented gross unrealized depreciation on securities.

Schedule 1 — Futures Contracts (Note 5)

Futures contracts outstanding as of February 28, 2017 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
H-Shares Index	30	Mar. 2017	Hong Kong Futures	$1,990,425	$1,991,703	$1,278

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$2,279,365,949	$—	$—	$2,279,365,949
Money market funds	274,273,234	—	—	274,273,234

Total	$2,553,639,183	$—	$—	$2,553,639,183

Derivative financial instruments[a]:
Assets:
Futures contracts	$1,278	$—	$—	$1,278

Total	$1,278	$—	$—	$1,278

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited)

iSHARES® MSCI CHINA SMALL-CAP ETF

February 28, 2017

Security	Shares	Value
COMMON STOCKS — 99.78%

AEROSPACE & DEFENSE — 0.56%
AVIC International Holding HK Ltd.[a]	468,000	$28,939
KuangChi Science Ltd.[a,b]	198,000	82,389

		111,328
AIR FREIGHT & LOGISTICS — 0.10%
Guangdong Yueyen Transportation Co. Ltd. Class H	27,000	19,165

		19,165
AIRLINES — 0.21%
Shandong Airlines Co. Ltd. Class B	18,000	40,997

		40,997
AUTO COMPONENTS — 4.32%
Chaowei Power Holdings Ltd.	81,000	63,861
China First Capital Group Ltd.	360,000	157,219
Hunan Tyen Machinery Co. Ltd. Class Ba	37,800	24,759
Launch Tech Co. Ltd.[a]	22,500	23,855
Minth Group Ltd.[b]	90,000	286,379
Nexteer Automotive Group Ltd.	117,000	151,027
Tianneng Power International Ltd.[b]	90,000	79,653
Xinchen China Power Holdings Ltd.[a,b]	72,000	12,800
Xingda International Holdings Ltd.	99,000	44,000
Zhejiang Shibao Co. Ltd. Class H	18,000	20,522

		864,075
AUTOMOBILES — 0.61%
Hybrid Kinetic Group Ltd.[a,b]	2,394,000	63,532
Qingling Motors Co. Ltd. Class H	90,000	30,609
Yadea Group Holdings Ltd.[a,c]	126,000	27,432

		121,573
BANKS — 0.30%
Bank of Chongqing Co. Ltd. Class H	67,500	59,566

		59,566
BEVERAGES — 0.90%
Anhui Gujing Distillery Co. Ltd. Class B	16,200	62,818
Dynasty Fine Wines Group Ltd.[a,b]	128,000	4,749
New Silkroad Culturaltainment Ltd.[a]	180,000	28,058
Tibet Water Resources Ltd.[b]	207,000	85,334

		180,959
BIOTECHNOLOGY — 0.37%
China Regenerative Medicine International Ltd.[a,b]	1,620,000	53,218

Security	Shares	Value
Shanghai Haohai Biological Technology Co. Ltd.[c]	4,500	$21,478

		74,696
BUILDING PRODUCTS — 0.92%
China Fangda Group Co. Ltd. Class B	39,600	39,639
China Lesso Group Holdings Ltd.[b]	144,000	108,151
Far East Global Group Ltd.	72,000	10,667
Luoyang Glass Co. Ltd. Class Ha,b	36,000	26,481

		184,938
CAPITAL MARKETS — 1.06%
Central China Securities Co. Ltd. Class H	153,000	86,528
Guolian Securities Co. Ltd.	62,000	34,584
Noah Holdings Ltd. ADR[a,b]	3,483	91,220

		212,332
CHEMICALS — 2.71%
China BlueChemical Ltd. Class H	234,000	81,090
China Lumena New Materials Corp.[a,b]	868,000	8,946
China XLX Fertiliser Ltd.	63,000	19,559
Dahua Group Dalian Chemical Industry Co.[a]	10,800	8,381
Danhua Chemical Technology Co. Ltd. Class Ba	21,600	11,448
Dongyue Group Ltd.[a]	200,000	28,238
Fufeng Group Ltd.[b]	144,600	91,278
Huabao International Holdings Ltd.[a]	117,000	62,853
Hubei Sanonda Co. Ltd. Class B	23,400	20,378
Shanghai Chlor-Alkali Chemical Co. Ltd. Class Ba	58,500	45,513
Sinofert Holdings Ltd.[b]	270,000	43,131
Yingde Gases Group Co. Ltd.[b]	153,000	105,056
Yip’s Chemical Holdings Ltd.[b]	36,000	15,119

		540,990
COMMERCIAL SERVICES & SUPPLIES — 1.07%
Beijing Enterprises Environment Group Ltd.[a]	81,000	15,443
Capital Environment Holdings Ltd.[a,b]	612,000	19,237
China Greenland Broad Greenstate Group Co Ltd.[b]	108,000	20,313
Dongjiang Environmental Co. Ltd. Class Hb	28,900	48,623
Dynagreen Environmental Protection Group Co. Ltd. Class H	54,000	25,809
Greentown Service Group Co. Ltd.[a,b]	72,000	23,838

26	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA SMALL-CAP ETF

February 28, 2017

Security	Shares	Value
Shanghai Zhongyida Co. Ltd.[a]	54,000	$28,944
Tianjin Capital Environmental Protection Group Co. Ltd. Class H	54,000	30,818

		213,025
COMMUNICATIONS EQUIPMENT — 1.76%
BYD Electronic International Co. Ltd.	90,000	97,392
China All Access Holdings Ltd.[b]	162,000	49,461
China Fiber Optic Network System Group Ltd.[a]	181,600	16,376
Comba Telecom Systems Holdings Ltd.	192,060	36,124
Eastern Communications Co. Ltd. Class B	41,400	29,394
Nanjing Panda Electronics Co. Ltd. Class Hb	18,000	16,742
O-Net Technologies Group Ltd.[a]	36,000	26,110
Shanghai Potevio Co. Ltd. Class Ba	17,100	18,075
Trigiant Group Ltd.[b]	72,000	11,131
Yangtze Optical Fibre and Cable Joint Stock Ltd. Co.[c]	22,500	50,377

		351,182
CONSTRUCTION & ENGINEERING — 0.58%
Baoye Group Co. Ltd. Class H	36,000	26,481
Beijing Urban Construction Design & Development Group Co. Ltd.[c]	27,000	17,252
China Singyes Solar Technologies Holdings Ltd.	72,400	34,044
Concord New Energy Group Ltd.	720,000	38,029

		115,806
CONSTRUCTION MATERIALS — 0.94%
Asia Cement China Holdings Corp.	49,500	14,922
China National Materials Co. Ltd. Class H	144,000	49,531
China Shanshui Cement Group Ltd.[a]	480,000	30,918
Huaxin Cement Co. Ltd. Class B	31,500	24,444
Shanghai Yaohua Pilkington Glass Group Co. Ltd. Class Ba	21,600	16,243
Tongfang Kontafarma Holdings Ltd.[a,b]	216,000	16,418
West China Cement Ltd.[a]	270,000	35,478

		187,954
CONSUMER FINANCE — 1.47%
Credit China FinTech Holdings Ltd.[a,b]	1,928,000	280,664
Differ Group Holding Co. Ltd.[a,b]	126,000	13,797

		294,461

Security	Shares	Value
CONTAINERS & PACKAGING — 0.88%
AMVIG Holdings Ltd.[b]	72,000	$25,600
CPMC Holdings Ltd.	63,000	32,545
Foshan Huaxin Packaging Co. Ltd.	39,100	32,039
Greatview Aseptic Packaging Co. Ltd.	144,000	71,421
Sheen Tai Holdings Group Co. Ltd.	144,000	14,099

		175,704
DISTRIBUTORS — 0.71%
China Animation Characters Co. Ltd.[b]	54,000	23,165
China Beidahuang Industry Group Holdings Ltd.[a]	360,000	18,783
Dah Chong Hong Holdings Ltd.	108,000	42,435
Xinhua Winshare Publishing and Media Co. Ltd. Class H	63,000	57,461

		141,844
DIVERSIFIED CONSUMER SERVICES — 1.00%
China Maple Leaf Educational Systems Ltd.	90,000	59,479
Fu Shou Yuan International Group Ltd.[b]	117,000	68,128
Tarena International Inc. ADR	4,977	72,017

		199,624
DIVERSIFIED FINANCIAL SERVICES — 0.22%
China Merchants China Direct Investments Ltd.	18,075	29,060
Min Xin Holdings Ltd.	18,000	15,583

		44,643
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.13%
APT Satellite Holdings Ltd.	49,500	26,273

		26,273
ELECTRICAL EQUIPMENT — 1.59%
Boer Power Holdings Ltd.[b]	36,000	13,728
China Energine International Holdings Ltd.[a]	252,000	21,426
China High Speed Transmission Equipment Group Co. Ltd.	54,000	65,809
FDG Electric Vehicles Ltd.[a,b]	1,530,000	66,029
Foshan Electrical and Lighting Co. Ltd. Class B	39,640	32,683
Hangzhou Steam Turbine Co. Ltd. Class Ba	39,524	42,210
Harbin Electric Co. Ltd. Class H	90,000	44,058
Trony Solar Holdings Co. Ltd.[a,b]	216,000	927
Welling Holding Ltd.	145,600	31,887

		318,757

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA SMALL-CAP ETF

February 28, 2017

Security	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 5.31%
Anxin-China Holdings Ltd.[a]	672,000	$18,171
AVIC International Holdings Ltd. Class H	37,184	19,736
China Aerospace International Holdings Ltd.	252,000	33,438
China Innovationpay Group Ltd.[a]	468,000	29,241
Digital China Holdings Ltd.[b]	135,000	120,522
INESA Intelligent Tech Inc. Class B	41,400	31,630
Ju Teng International Holdings Ltd.	108,000	40,905
Kingboard Chemical Holdings Ltd.	90,000	318,263
Kingboard Laminates Holdings Ltd.	121,500	136,175
Nanjing Sample Technology Co. Ltd.	9,000	16,209
PAX Global Technology Ltd.	108,000	76,244
Technovator International Ltd.[b]	72,000	30,516
Tongda Group Holdings Ltd.[b]	450,000	151,305
Wasion Group Holdings Ltd.[b]	72,000	38,771

		1,061,126
ENERGY EQUIPMENT & SERVICES — 0.51%
Anton Oilfield Services Group/Hong Kong[a]	162,000	21,078
Hilong Holding Ltd.[b]	117,000	24,418
Honghua Group Ltd.[a]	252,000	25,322
Shandong Molong Petroleum Machinery Co. Ltd. Class Ha	43,200	12,466
Wison Engineering Services Co. Ltd.[a]	153,000	18,331

		101,615
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.66%
Spring REIT	99,000	40,812
Yuexiu REIT[b]	153,000	91,061

		131,873
FOOD & STAPLES RETAILING — 0.10%
Lianhua Supermarket Holdings Co. Ltd. Class Ha	45,000	19,768

		19,768
FOOD PRODUCTS — 3.55%
Biostime International Holdings Ltd.[a,b]	27,000	89,566
China Agri-Industries Holdings Ltd.[a]	279,000	137,659
China Foods Ltd.	108,000	48,139
China Huiyuan Juice Group Ltd.[a]	67,500	24,174
China Modern Dairy Holdings Ltd.[a,b]	315,000	77,508
China Shengmu Organic Milk Ltd.[a,b,c]	225,000	61,740

Security	Shares	Value
China Yurun Food Group Ltd.[a]	180,000	$32,232
Honworld Group Ltd.[b,c]	27,000	16,000
Leyou Technologies Holdings Ltd.[a,b]	315,000	68,580
Shandong Zhonglu Oceanic Fisheries Co. Ltd.[a]	17,100	13,372
Shanghai Greencourt Investment Group Co. Ltd. Class Ba	52,200	33,199
Shenguan Holdings Group Ltd.	144,000	11,316
Tenwow International Holdings Ltd.	90,000	20,174
Yashili International Holdings Ltd.[b]	117,000	23,513
Yihai International Holding Ltd.[a]	45,000	18,145
YuanShengTai Dairy Farm Ltd.[a,b]	432,000	34,505

		709,822
GAS UTILITIES — 0.62%
China Oil and Gas Group Ltd.[a]	556,000	45,125
Towngas China Co. Ltd.	144,000	79,027

		124,152
HEALTH CARE EQUIPMENT & SUPPLIES — 0.44%
Lifetech Scientific Corp.[a,b]	270,000	68,870
PW Medtech Group Ltd.[a]	81,000	19,305

		88,175
HEALTH CARE PROVIDERS & SERVICES — 1.95%
China NT Pharma Group Co.Ltd.[b]	117,000	24,568
China Pioneer Pharma Holdings Ltd.[b]	54,000	18,644
China Resources Phoenix Healthcare Holdings Co. Ltd.[a,b]	81,000	100,279
Golden Meditech Holdings Ltd.[a]	216,000	34,504
Harmonicare Medical Holdings Ltd.[b,c]	45,017	26,039
iKang Healthcare Group Inc. ADR[a,b]	6,831	109,433
Universal Medical Financial & Technical Advisory Services Co. Ltd.[c]	72,000	64,000
Wenzhou Kangning Hospital Co. Ltd.[c]	2,700	12,974

		390,441
HOTELS, RESTAURANTS & LEISURE — 2.13%
500.com Ltd. ADR[a,b]	3,159	40,783
Ajisen (China) Holdings Ltd.	90,000	35,131
China LotSynergy Holdings Ltd.[a,b]	900,000	30,725
China Nuclear Energy Technology Corp. Ltd.[a]	72,000	12,151
China Travel International Investment Hong Kong Ltd.[b]	342,000	101,334
Haichang Ocean Park Holdings Ltd.[a,c]	162,000	36,104
Huangshan Tourism Development Co. Ltd. Class B	32,400	45,619

28	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA SMALL-CAP ETF

February 28, 2017

Security	Shares	Value
Shanghai Jin Jiang International Hotels Group Co. Ltd. Class H	162,000	$46,122
Shanghai Jinjiang International Travel Co. Ltd. Class B	9,000	30,411
Tuniu Corp. ADR[a,b]	4,752	39,584
Zhuhai Holdings Investment Group Ltd.	54,000	8,348

		426,312
HOUSEHOLD DURABLES — 2.22%
Hefei Meiling Co. Ltd. Class B	18,936	11,173
Hisense Kelon Electrical Holdings Co. Ltd. Class H	54,000	64,000
HongDa Financial Holding Ltd.[a]	270,000	9,739
Konka Group Co. Ltd. Class Ba	94,500	34,574
Lisi Group Holdings Ltd.	270,000	24,000
Ozner Water International Holding Ltd.[a,b,c]	54,000	13,009
Q Technology Group Co. Ltd.[a]	45,000	33,044
Skyworth Digital Holdings Ltd.[b]	252,000	163,618
TCL Multimedia Technology Holdings Ltd.[a,b]	72,000	34,041
Wuxi Little Swan Co. Ltd. Class B	9,900	34,435
Yuxing InfoTech Investment Holdings Ltd.[a,b]	108,000	22,122

		443,755
HOUSEHOLD PRODUCTS — 0.36%
NVC Lighting Holdings Ltd.	153,000	18,725
Vinda International Holdings Ltd.	27,000	52,870

		71,595
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 1.60%
Canvest Environment Protection Group Co. Ltd.[b]	81,000	43,826
CGN Meiya Power Holdings Co. Ltd.[a,b,c]	162,000	25,670
China Datang Corp. Renewable Power Co. Ltd. Class Ha	315,000	31,246
China Power New Energy Development Co. Ltd. New	61,500	35,732
Huadian Energy Co. Ltd. Class Ba	65,700	33,441
Huadian Fuxin Energy Corp. Ltd. Class H	360,000	87,653
Shanghai Lingyun Industries Development Co. Ltd. Class Ba	26,100	26,100

Security	Shares	Value
United Photovoltaics Group Ltd.[a]	414,000	$36,267

		319,935
INDUSTRIAL CONGLOMERATES — 0.07%
Chongqing Machinery & Electric Co. Ltd. Class H	108,000	13,635

		13,635
INTERNET & DIRECT MARKETING RETAIL — 0.75%
Cogobuy Group[a,b,c]	81,000	114,575
Jumei International Holding Ltd. ADR[a]	8,523	34,603

		149,178
INTERNET SOFTWARE & SERVICES — 3.02%
21Vianet Group Inc. ADR[a]	8,559	61,882
Baozun Inc. ADR[a]	2,907	41,803
Bitauto Holdings Ltd. ADR[a,b]	3,771	71,875
Fang Holdings Ltd. ADR[a,b]	33,714	100,468
HC International Inc.[a,b]	72,000	59,084
Pacific Online Ltd.	45,900	11,471
Phoenix New Media Ltd. ADR[a]	4,419	16,969
Renren Inc. ADR[a]	2,304	18,801
Sino-I Technology Ltd.[a]	1,080,000	15,165
Sohu.com Inc.[a]	4,122	164,179
Tian Ge Interactive Holdings Ltd.[b,c]	54,000	29,844
Xunlei Ltd. ADR[a]	3,249	11,794

		603,335
IT SERVICES — 1.16%
AGTech Holdings Ltd.[a,b]	360,000	74,667
Chinasoft International Ltd.[a,b]	252,000	123,688
Hi Sun Technology (China) Ltd.[a,b]	216,000	34,505

		232,860
LEISURE PRODUCTS — 0.35%
Shanghai Phoenix Enterprise Group Co. Ltd. Class Ba	22,500	25,312
Shenzhen China Bicycle Co. Holdings Ltd.[a]	36,000	22,864
Zhonglu Co. Ltd. Class B	10,860	22,372

		70,548
LIFE SCIENCES TOOLS & SERVICES — 0.09%
Genscript Biotech Corp.[a]	36,000	18,829

		18,829
MACHINERY — 2.89%
Changchai Co. Ltd. Class B	19,800	12,167
China Ocean Industry Group Ltd.[a,b]	1,515,000	41,376
China Yuchai International Ltd.	2,124	33,920

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA SMALL-CAP ETF

February 28, 2017

Security	Shares	Value
CIMC Enric Holdings Ltd.	72,000	$43,595
CRCC High-Tech Equipment Corp. Ltd.	49,500	20,980
Dalian Refrigeration Co. Ltd. Class B	13,500	10,400
First Tractor Co. Ltd. Class H	54,000	34,505
Huangshi Dongbei Electrical Appliance Co. Ltd. Class Ba	13,500	24,530
Kama Co. Ltd.[a]	29,715	31,022
Lonking Holdings Ltd.	252,000	68,174
Sany Heavy Equipment International Holdings Co. Ltd.[a,b]	108,000	19,200
Shang Gong Group Co. Ltd. Class Ba	29,100	32,388
Shanghai Diesel Engine Co. Ltd. Class B	44,145	36,861
Shanghai Highly Group Co. Ltd. Class B	39,600	32,234
Shanghai Lingang Holdings Corp. Ltd. Class Ba	11,800	17,452
Shanghai Prime Machinery Co. Ltd. Class H	108,000	21,844
Sinotruk Hong Kong Ltd.	97,000	80,600
Zhengzhou Coal Mining Machinery Group Co. Ltd. Class H	25,200	17,303

		578,551
MARINE — 0.54%
Chu Kong Shipping Enterprises Group Co. Ltd.	54,000	13,913
Seaspan Corp.	6,273	49,180
Sinotrans Shipping Ltd.[a,b]	189,000	44,070

		107,163
MEDIA — 1.90%
Huanxi Media Group Ltd.[a,b]	90,000	28,290
Huayi Tencent Entertainment Co. Ltd.[a,b]	720,000	39,884
IMAX China Holding Inc.[a,c]	14,400	69,009
Nan Hai Corp. Ltd.[a,b]	1,800,000	56,348
Phoenix Satellite Television Holdings Ltd.	144,000	23,745
Poly Culture Group Corp. Ltd. Class H	11,700	27,764
SMI Holdings Group Ltd.[b]	756,000	68,174
Viva China Holdings Ltd.[a,b]	365,600	40,034
Wisdom Sports Group[a]	99,000	27,166

		380,414

Security	Shares	Value
METALS & MINING — 2.93%
Bengang Steel Plates Co. Ltd. Class Ba	56,700	$21,694
Chiho-Tiande Group Ltd.[a,b]	54,000	35,339
China Daye Non-Ferrous Metals Mining Ltd.[a]	864,000	15,583
China Metal Recycling Holdings Ltd.[a]	184,800	—
China Silver Group Ltd.[b]	90,000	17,855
Chongqing Iron & Steel Co. Ltd. Class Ha	72,000	20,684
Da Ming International Holdings Ltd.[a]	36,000	17,159
Huili Resources Group Ltd.[a]	90,000	14,029
Inner Mongolia Eerduosi Resourses Co. Ltd. Class B	38,700	40,016
MMG Ltd.[a,b]	324,000	127,723
Munsun Capital Group Ltd.[a,b]	990,000	29,461
North Mining Shares Co. Ltd.[a]	1,530,000	33,113
Real Gold Mining Ltd.[a]	126,000	81
Shougang Concord International Enterprises Co. Ltd.[a]	684,000	24,232
Shougang Fushan Resources Group Ltd.	306,000	68,198
Xinjiang Xinxin Mining Industry Co. Ltd. Class Ha	108,000	15,583
Zhaojin Mining Industry Co. Ltd. Class H	108,000	105,740

		586,490
MULTI-UTILITIES — 0.14%
Tianjin Development Holdings Ltd.	54,000	28,383

		28,383
MULTILINE RETAIL — 2.05%
Golden Eagle Retail Group Ltd.	54,000	80,279
Intime Retail Group Co. Ltd.[b]	216,000	268,523
Lifestyle China Group Ltd.[a,b]	112,500	28,551
Maoye International Holdings Ltd.[a]	90,000	9,159
New World Department Store China Ltd.[a]	45,000	6,957
Parkson Retail Group Ltd.[b]	117,000	15,977

		409,446
OIL, GAS & CONSUMABLE FUELS — 1.74%
China Suntien Green Energy Corp. Ltd. Class H	216,000	36,731
Inner Mongolia Yitai Coal Co. Ltd. Class B	143,100	168,858
MIE Holdings Corp.[a]	144,000	13,357

30	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA SMALL-CAP ETF

February 28, 2017

Security	Shares	Value
Shanxi Guoxin Energy Corp. Ltd.	17,120	$19,345
Sino Oil And Gas Holdings Ltd.[a]	1,215,000	31,148
Sinopec Kantons Holdings Ltd.[b]	108,000	56,487
Yanchang Petroleum International Ltd.[a]	810,000	21,913

		347,839
PAPER & FOREST PRODUCTS — 1.85%
Chengde Nanjiang Co. Ltd. Class Ba	121,800	39,724
China Forestry Holdings Co. Ltd.[a]	306,000	—
China Wood Optimization Holding Ltd.[a]	36,000	10,991
Lee & Man Paper Manufacturing Ltd.	216,000	195,897
Qunxing Paper Holdings Co. Ltd.[a]	148,000	1,716
Shandong Chenming Paper Holdings Ltd. Class B	63,023	79,972
Shandong Chenming Paper Holdings Ltd. Class H	31,500	40,986
Superb Summit International Group Ltd.[a,b]	59,500	536

		369,822
PERSONAL PRODUCTS — 0.10%
CKH Food & Health Ltd.[a]	7,560	11,500
Golden Throat Holdings Group Co. Ltd.[c]	22,500	9,130

		20,630
PHARMACEUTICALS — 5.84%
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	36,000	48,603
China Animal Healthcare Ltd.[a,b]	140,000	5,490
China Shineway Pharmaceutical Group Ltd.	36,000	38,818
China Traditional Chinese Medicine Holdings Co. Ltd.	270,000	136,697
Consun Pharmaceutical Group Ltd.[b]	54,000	30,052
Dawnrays Pharmaceutical Holdings Ltd.	36,000	20,592
Hua Han Health Industry Holdings Ltd. Class Ha,b	651,960	44,514
Hutchison China Meditech Ltd.[a]	2,925	76,164
Lee’s Pharmaceutical Holdings Ltd.[b]	36,000	29,913
Livzon Pharmaceutical Group Inc. Class H	10,820	65,583
Luye Pharma Group Ltd.	157,500	103,073
Pengqi Technology Development Co. Ltd. Class B	32,000	26,784

Security	Shares	Value
Shandong Luoxin Pharmaceutical Group Stock Co. Ltd. Class H	18,000	$29,635
Shandong Xinhua Pharmaceutical Co. Ltd. Class H	22,000	16,863
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd. Class H	36,000	27,734
Shanghai Kai Kai Industrial Co. Ltd.	11,700	14,812
Shanghai Shenqi Pharmaceutical Investment Management Co. Ltd.	7,200	11,318
Sihuan Pharmaceutical Holdings Group Ltd.	603,007	205,859
SSY Group Ltd.[b]	252,255	79,292
Tianjin ZhongXin Pharmaceutical Group Corp. Ltd.	26,100	24,012
Tong Ren Tang Technologies Co. Ltd. Class H	72,000	132,082

		1,167,890
PROFESSIONAL SERVICES — 0.66%
51job Inc. ADR[a]	2,898	104,183
Zhaopin Ltd. ADR[a]	1,647	28,081

		132,264
REAL ESTATE MANAGEMENT & DEVELOPMENT — 14.00%
Agile Property Holdings Ltd.	216,000	142,470
Beijing Capital Land Ltd. Class H	144,000	62,145
Beijing Enterprises Medical & Health Group Ltd.[a]	594,000	35,965
Beijing North Star Co. Ltd. Class H	90,000	32,232
Beijing Properties Holdings Ltd.[a,b]	288,000	14,470
C C Land Holdings Ltd.	171,000	52,209
Carnival Group International Holdings Ltd.[a,b]	900,077	96,241
Central China Real Estate Ltd.	99,038	22,328
China Aoyuan Property Group Ltd.	153,000	37,647
China Electronics Optics Valley Union Holding Co Ltd.[b]	360,000	35,710
China Logistics Property Holdings Co. Ltd.[a]	198,000	83,664
China Merchants Land Ltd.	180,000	27,131
China Minsheng Drawin Technology Group Ltd.[a,b]	532,000	18,162
China Overseas Grand Oceans Group Ltd.[a]	126,000	46,748
China Overseas Property Holdings Ltd.[b]	180,000	32,464

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA SMALL-CAP ETF

February 28, 2017

Security	Shares	Value
China SCE Property Holdings Ltd.[b]	162,800	$59,143
China South City Holdings Ltd.	360,000	75,131
CIFI Holdings Group Co. Ltd.	360,000	120,581
Colour Life Services Group Co. Ltd.	45,000	27,942
Crown International Corp Ltd.[a,b]	126,000	25,322
Fantasia Holdings Group Co. Ltd.	216,000	30,331
Future Land Development Holdings Ltd.	234,000	60,290
Gemdale Properties & Investment Corp. Ltd.	522,000	34,296
Glorious Property Holdings Ltd.[a]	396,000	45,403
Greenland Hong Kong Holdings Ltd.[a,b]	108,000	30,887
Greentown China Holdings Ltd.[a]	85,500	78,093
Guangdong Land Holdings Ltd.[a]	72,000	17,531
Guorui Properties Ltd.[b]	117,000	37,983
HKC Holdings Ltd.[a]	34,920	17,814
HNA Innovation Hainan Co. Ltd.[a]	19,800	11,860
Hopson Development Holdings Ltd.	90,000	81,624
Hydoo International Holding Ltd.	180,000	17,160
Jiayuan International Group Ltd.[a]	72,000	31,073
K Wah International Holdings Ltd.	162,000	90,366
KWG Property Holding Ltd.	157,500	99,421
Logan Property Holdings Co. Ltd.	144,000	62,145
Minmetals Land Ltd.	126,000	15,583
Overseas Chinese Town Asia Holdings Ltd.	18,000	7,374
Poly Property Group Co. Ltd.[a]	270,000	113,392
Powerlong Real Estate Holdings Ltd.	162,000	54,261
Renhe Commercial Holdings Co. Ltd.[a,b]	1,980,000	56,116
Road King Infrastructure Ltd.	27,000	27,200
Ronshine China Holdings Ltd.[a,b]	54,000	39,583
Shanghai Huili Building Materials Co. Ltd.[a]	9,900	14,454
Shanghai Industrial Urban Development Group Ltd.	198,000	52,035
Shanghai Shibei Hi-Tech Co. Ltd. Class B	31,500	34,335
Shenzhen Investment Ltd.	414,000	177,601
Shenzhen SEG Co. Ltd. Class B	32,400	19,784
Shenzhen Wongtee International Enterprise Co. Ltd. Class Ba	19,800	12,550
Shui On Land Ltd.	468,000	104,905
Sinolink Worldwide Holdings Ltd.[a]	252,000	27,594

Security	Shares	Value
Tian Shan Development Holding Ltd.	36,000	$15,073
Xinyuan Real Estate Co. Ltd. ADR	5,247	25,920
Yuexiu Property Co. Ltd.	900,000	146,088
Yuzhou Properties Co. Ltd.	180,440	62,762

		2,800,592
ROAD & RAIL — 0.74%
Dazhong Transportation Group Co. Ltd. Class B	97,200	70,567
eHi Car Services Ltd. ADR[a,b]	4,302	43,407
Shanghai Jinjiang International Industrial Investment Co. Ltd. Class B	23,400	34,796

		148,770
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.55%
China Electronics Corp. Holdings Co. Ltd.	126,000	25,971
Hua Hong Semiconductor Ltd.[c]	45,000	53,797
JA Solar Holdings Co. Ltd. ADR[a,b]	5,805	29,606
JinkoSolar Holding Co. Ltd.[a,b]	2,907	49,070
Shanghai Fudan Microelectronics Group Co. Ltd. Class Ha	36,000	24,765
Xinyi Solar Holdings Ltd.[b]	360,000	126,610

		309,819
SOFTWARE — 2.92%
Boyaa Interactive International Ltd.[a]	45,000	22,493
Changyou.com Ltd. ADR[a]	1,728	47,727
Chanjet Information Technology Co. Ltd. Class Ha	9,000	11,849
Cheetah Mobile Inc. ADR[a]	3,951	39,550
China City Railway Transportation Technology Holdings Co. Ltd.[a,b]	72,000	11,965
Feiyu Technology International Co. Ltd.[c]	54,000	8,696
IGG Inc.	108,000	76,383
Kingdee International Software Group Co. Ltd.[a,b]	252,022	97,400
KongZhong Corp. ADR[a]	3,042	21,811
National Agricultural Holdings Ltd.[a,b]	126,000	24,348
NetDragon Websoft Holdings Ltd.	22,500	63,769
NQ Mobile Inc. ADR[a]	10,719	41,268
Ourgame International Holdings Ltd.[a,b]	45,000	16,928
Rentian Technology Holdings Ltd.[a]	450,000	24,928

32	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA SMALL-CAP ETF

February 28, 2017

Security	Shares	Value
Shanghai Baosight Software Co. Ltd. Class B	31,580	$49,896
Sinosoft Technology Group Ltd.	81,012	24,108

		583,119
SPECIALTY RETAIL — 1.69%
Boshiwa International Holding Ltd.[a,b]	153,000	1,431
China Harmony New Energy Auto Holding Ltd.	94,500	46,140
China ZhengTong Auto Services Holdings Ltd.	121,500	50,870
Hengdeli Holdings Ltd.[a,b]	288,000	46,377
Pou Sheng International Holdings Ltd.	288,000	70,122
Zhongsheng Group Holdings Ltd.	85,500	124,024

		338,964
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.42%
Coolpad Group Ltd.[a,b]	432,000	42,296
Goldpac Group Ltd.	45,000	12,522
TPV Technology Ltd.[a]	144,000	30,052

		84,870
TEXTILES, APPAREL & LUXURY GOODS — 4.05%
361 Degrees International Ltd.	81,000	30,574
Best Pacific International Holdings Ltd.	36,000	27,687
Bosideng International Holdings Ltd.	378,000	33,600
C.banner International Holdings Ltd.[a]	135,000	49,739
China Dongxiang Group Co. Ltd.	432,000	81,809
China Lilang Ltd.[b]	54,000	37,913
China Longevity Group Co. Ltd.[a]	96,000	2,542
Citychamp Watch & Jewellery Group Ltd.	180,000	38,957
Cosmo Lady China Holdings Co. Ltd.[c]	81,000	24,105
Fuguiniao Co. Ltd. Class Ha,b	43,200	21,593
HOSA International Ltd.	90,000	29,797
Lao Feng Xiang Co. Ltd. Class B	27,980	101,008
Li Ning Co. Ltd.[a]	184,500	123,357
Luthai Textile Co. Ltd. Class B	28,800	34,505
Shanghai Haixin Group Co. Class B	57,600	45,907
Texhong Textile Group Ltd.[b]	31,500	46,180
Weiqiao Textile Co. Class H	54,000	38,261
XTEP International Holdings Ltd.	94,500	43,218

		810,752
TRADING COMPANIES & DISTRIBUTORS — 1.33%
BEP International Holdings Ltd.	1,710,000	105,740

Security	Shares	Value
China Aircraft Leasing Group Holdings Ltd.[b]	31,500	$39,078
China Chengtong Development Group Ltd.[a,b]	414,000	33,067
CITIC Resources Holdings Ltd.[a,b]	396,037	58,162
Shanghai Dasheng Agricultural Finance Technology Co. Ltd.	324,000	30,470

		266,517
TRANSPORTATION INFRASTRUCTURE — 3.98%
Anhui Expressway Co. Ltd. Class H	54,000	43,409
COSCO SHIPPING International Hong Kong Co. Ltd.	72,000	33,206
Guangdong Provincial Expressway Development Co. Ltd. Class B	54,900	38,262
HNA Infrastructure Co. Ltd. Class H	18,000	17,855
Hopewell Highway Infrastructure Ltd.	121,500	64,018
Jinzhou Port Co. Ltd. Class B	30,600	16,188
Qingdao Port International Co. Ltd.[c]	117,000	71,896
Qinhuangdao Port Co. Ltd.	99,000	24,615
Shenzhen Chiwan Wharf Holdings Ltd. Class B	17,100	26,633
Shenzhen Expressway Co. Ltd. Class H	90,000	83,131
Shenzhen International Holdings Ltd.	130,500	186,946
Sichuan Expressway Co. Ltd. Class H	126,000	53,241
Tianjin Port Development Holdings Ltd.	252,000	42,528
Xiamen International Port Co. Ltd. Class H	144,000	30,423
Yuexiu Transport Infrastructure Ltd.	90,000	62,609

		794,960
WATER UTILITIES — 1.16%
China Everbright Water Ltd.	66,600	20,477
China Water Affairs Group Ltd.	108,000	70,679
China Water Industry Group Ltd.[a,b]	144,000	29,681
CT Environmental Group Ltd.	306,000	63,861
Kangda International Environmental Co. Ltd.[c]	99,000	24,232
Yunnan Water Investment Co. Ltd.[b]	45,000	23,363

		232,293

TOTAL COMMON STOCKS
(Cost: $22,409,526)		19,956,394

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA SMALL-CAP ETF

February 28, 2017

Security	Shares	Value
SHORT-TERM INVESTMENTS — 30.07%

MONEY MARKET FUNDS — 30.07%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.98%[d,e,f]	5,985,303	$5,987,697
BlackRock Cash Funds: Treasury, SL Agency Shares
0.47%[d,e]	25,494	25,494

		6,013,191

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,011,137)		6,013,191

Value
TOTAL INVESTMENTS IN SECURITIES — 129.85%
(Cost: $28,420,663)[g]	$25,969,585
Other Assets, Less Liabilities — (29.85)%	(5,969,647)

NET ASSETS — 100.00%	$19,999,938

ADR — American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[g]	The cost of investments for federal income tax purposes was $29,074,415. Net unrealized depreciation was $3,104,830, of which $3,292,209 represented gross unrealized appreciation on securities and $6,397,039 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$19,538,853	$242,033	$175,508	$19,956,394
Money market funds	6,013,191	—	—	6,013,191

Total	$25,552,044	$242,033	$175,508	$25,969,585

The Fund had transfers from Level 1 to Level 2 during the period ended February 28, 2017 in the amount of $200,218, resulting from a temporary suspension of trading.

The following table includes a rollforward for the period ended February 28, 2017 of investments whose values are classified as Level 3 as of the end of the period.

iShares MSCI China Small-Cap ETF	Common Stocks
Balance at beginning of period	$330,149
Realized gain (loss) and change in unrealized appreciation/depreciation	(72,650)
Purchases	—
Sales	(41,714)
Transfers ina	—
Transfers out[a]	(40,277)[b]

Balance at end of period	$175,508

Net change in unrealized appreciation/depreciation on investments still held at end of period	$(48,049)

[a]	Represents the value as of the beginning of the reporting period.
[b]	Transfers out of Level 3 are due to resumption of trading of equity securities.

See notes to financial statements.

34	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI INDONESIA ETF

February 28, 2017

Security	Shares	Value
COMMON STOCKS — 99.99%

AIRLINES — 0.08%
Garuda Indonesia Persero Tbk PTa	14,929,400	$382,863

		382,863
AUTOMOBILES — 10.20%
Astra International Tbk PT	77,733,130	47,796,316

		47,796,316
BANKS — 31.36%
Bank Bukopin Tbk	14,022,099	636,125
Bank Central Asia Tbk PT	47,340,458	54,844,787
Bank Danamon Indonesia Tbk PT	12,881,260	4,781,211
Bank Mandiri Persero Tbk PT	35,842,280	30,370,258
Bank Negara Indonesia Persero Tbk PT	28,645,358	13,424,827
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	9,324,936	1,608,230
Bank Pembangunan Daerah Jawa Timur Tbk PT	11,489,000	491,057
Bank Rakyat Indonesia Persero Tbk PT	42,631,172	38,200,548
Bank Tabungan Negara Persero Tbk PT	16,229,226	2,604,270

		146,961,313
BUILDING PRODUCTS — 0.13%
Arwana Citramulia Tbk PT	18,473,600	598,425

		598,425
CAPITAL MARKETS — 0.31%
Kresna Graha Investama PT Tbk[a]	49,036,000	1,478,140

		1,478,140
CONSTRUCTION & ENGINEERING — 2.39%
Adhi Karya Persero Tbk PT	6,851,210	1,094,262
Pembangunan Perumahan Persero Tbk PT	11,889,322	3,102,493
Sitara Propertindo Tbk PTa	17,319,500	824,676
Surya Semesta Internusa Tbk PT	12,699,374	523,744
Waskita Karya Persero Tbk PT	18,240,600	3,392,073
Wijaya Karya Persero Tbk PT	12,026,670	2,254,550

		11,191,798
CONSTRUCTION MATERIALS — 3.69%
Indocement Tunggal Prakarsa Tbk PT	5,654,344	6,423,464
PT Holcim Indonesia Tbk	5,897,300	402,410
PT Wijaya Karya Beton Tbk	9,962,500	608,836

Security	Shares	Value
Semen Baturaja Persero TBK PT	9,463,700	$1,639,258
Semen Indonesia Persero Tbk PT	11,388,755	8,219,614

		17,293,582
DIVERSIFIED TELECOMMUNICATION SERVICES — 12.98%
Inovisi Infracom Tbk PTa	9,476,400	—
Link Net Tbk PT	4,096,800	1,492,985
Telekomunikasi Indonesia Persero Tbk PT	193,547,890	55,875,778
Tower Bersama Infrastructure Tbk PT	9,209,000	3,452,685

		60,821,448
FOOD & STAPLES RETAILING — 0.08%
Matahari Putra Prima Tbk PT	4,160,300	375,912

		375,912
FOOD PRODUCTS — 6.59%
Charoen Pokphand Indonesia Tbk PT	28,335,425	6,586,669
Eagle High Plantations Tbk PTa	36,415,852	1,010,338
Indofood CBP Sukses Makmur Tbk PT	8,956,154	5,590,880
Indofood Sukses Makmur Tbk PT	16,859,130	10,271,478
Japfa Comfeed Indonesia Tbk PT	17,558,200	2,271,138
Nippon Indosari Corpindo Tbk PT	5,798,400	680,451
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	11,812,700	1,306,519
PT Bisi International Tbk	5,803,300	744,124
Salim Ivomas Pratama Tbk PT	12,131,400	459,385
Sawit Sumbermas Sarana Tbk PT	7,295,400	834,245
Tiga Pilar Sejahtera Food Tbk[a]	7,428,700	1,114,082

		30,869,309
GAS UTILITIES — 1.90%
Perusahaan Gas Negara Persero Tbk PT	41,889,107	8,889,185

		8,889,185
HEALTH CARE PROVIDERS & SERVICES — 0.32%
Siloam International Hospitals Tbk PTa	1,502,912	1,487,585

		1,487,585
HOUSEHOLD PRODUCTS — 3.97%
Sekawan Intipratama Tbk PTa	30,572,100	52,726
Unilever Indonesia Tbk PT	5,860,504	18,533,800

		18,586,526
INSURANCE — 0.16%
Panin Financial Tbk PTa	49,420,078	770,799

		770,799

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI INDONESIA ETF

February 28, 2017

Security	Shares	Value
MARINE — 0.00%
Berlian Laju Tanker Tbk PTa	20,137,514	$—

		—
MEDIA — 1.90%
Global Mediacom Tbk PT	24,536,200	993,517
Media Nusantara Citra Tbk PT	19,155,300	2,384,358
Surya Citra Media Tbk PT	22,452,600	4,966,645
Visi Media Asia Tbk PTa	25,394,600	571,264

		8,915,784
METALS & MINING — 0.73%
Aneka Tambang Persero Tbk PTa	32,356,254	1,807,544
Krakatau Steel Persero Tbk PTa	14,843,793	762,447
Timah Persero Tbk PT	11,388,980	845,463

		3,415,454
MULTILINE RETAIL — 2.74%
Matahari Department Store Tbk PT	9,524,400	9,748,655
Mitra Adiperkasa Tbk PTa	2,876,200	1,159,236
Multipolar Tbk PTa	26,915,343	714,459
Ramayana Lestari Sentosa Tbk PT	12,283,800	1,206,642

		12,828,992
OIL, GAS & CONSUMABLE FUELS — 5.11%
Adaro Energy Tbk PT	55,270,739	7,024,888
Indo Tambangraya Megah Tbk PT	1,521,780	2,008,348
Sugih Energy Tbk PTa	119,120,611	759,242
Tambang Batubara Bukit Asam Persero Tbk PT	2,659,550	2,228,590
United Tractors Tbk PT	6,445,796	11,914,282

		23,935,350
PERSONAL PRODUCTS — 0.10%
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	11,516,000	487,893

		487,893
PHARMACEUTICALS — 1.98%
Kalbe Farma Tbk PT	81,000,085	9,292,901

		9,292,901
REAL ESTATE MANAGEMENT & DEVELOPMENT — 6.54%
Agung Podomoro Land Tbk PTa	19,456,500	329,722
Alam Sutera Realty Tbk PTa	37,659,516	1,050,490
Bumi Serpong Damai Tbk PT	29,546,022	4,054,381
Ciputra Development Tbk PT	53,457,813	5,491,692
Hanson International Tbk PTa	256,792,835	2,387,696

Security	Shares	Value
Intiland Development Tbk PT	23,783,020	$820,350
Kawasan Industri Jababeka Tbk PTa	59,614,370	1,376,817
Lippo Cikarang Tbk PTa	1,594,600	563,180
Lippo Karawaci Tbk PT	70,841,262	3,904,344
Modernland Realty Tbk PTa	31,141,818	742,584
Pakuwon Jati Tbk PT	92,455,177	4,090,323
PP Properti Tbk PT	75,648,800	1,860,588
Summarecon Agung Tbk PT	38,753,758	3,981,152

		30,653,319
SPECIALTY RETAIL — 0.37%
Ace Hardware Indonesia Tbk PT	29,688,279	1,714,155

		1,714,155
TEXTILES, APPAREL & LUXURY GOODS — 0.17%
Sri Rejeki Isman Tbk PT	32,219,400	821,430

		821,430
TOBACCO — 4.16%
Gudang Garam Tbk PT	1,847,742	9,123,711
Hanjaya Mandala Sampoerna Tbk PT	35,733,800	10,369,662

		19,493,373
TRADING COMPANIES & DISTRIBUTORS — 0.70%
AKR Corporindo Tbk PT	6,895,000	3,283,087

		3,283,087
TRANSPORTATION INFRASTRUCTURE — 0.64%
Jasa Marga Persero Tbk PT	8,345,708	2,991,338

		2,991,338
WIRELESS TELECOMMUNICATION SERVICES — 0.69%
XL Axiata Tbk PTa	14,345,800	3,216,402

		3,216,402

TOTAL COMMON STOCKS
(Cost: $548,461,753)		468,552,679

SHORT-TERM INVESTMENTS — 0.02%

MONEY MARKET FUNDS — 0.02%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.47%[b,c]	79,730	79,730

		79,730

TOTAL SHORT-TERM INVESTMENTS
(Cost: $79,730)		79,730

36	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI INDONESIA ETF

February 28, 2017

Value
TOTAL INVESTMENTS IN SECURITIES — 100.01%
(Cost: $548,541,483)[d]	$468,632,409
Other Assets, Less Liabilities — (0.01)%	(39,942)

NET ASSETS — 100.00%	$468,592,467

[a]	Non-income earning security.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $554,777,869. Net unrealized depreciation was $86,145,460, of which $6,396,236 represented gross unrealized appreciation on securities and $92,541,696 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$467,740,711	$—	$811,968	$468,552,679
Money market funds	79,730	—	—	79,730

Total	$467,820,441	$—	$811,968	$468,632,409

See notes to financial statements.

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited)

iSHARES® MSCI PHILIPPINES ETF

February 28, 2017

Security	Shares	Value
COMMON STOCKS — 99.84%

AIRLINES — 0.69%
Cebu Air Inc.	599,000	$1,097,441

		1,097,441
BANKS — 12.87%
Bank of the Philippine Islands	1,990,009	3,725,198
BDO Unibank Inc.	5,327,664	12,254,211
Metropolitan Bank & Trust Co.	1,816,776	2,930,576
Rizal Commercial Banking Corp.	299,658	233,926
Security Bank Corp.	318,770	1,268,986

		20,412,897
CHEMICALS — 1.17%
D&L Industries Inc.	7,125,200	1,855,972

		1,855,972
CONSTRUCTION MATERIALS — 0.71%
CEMEX Holdings Philippines Inc.[a,b]	6,236,500	1,128,941

		1,128,941
DIVERSIFIED FINANCIAL SERVICES — 13.47%
Ayala Corp.	681,328	10,691,754
GT Capital Holdings Inc.	219,755	5,290,925
Metro Pacific Investments Corp.	39,701,300	5,376,259

		21,358,938
ELECTRIC UTILITIES — 0.58%
First Philippine Holdings Corp.	627,399	913,330

		913,330
FOOD & STAPLES RETAILING — 0.71%
Cosco Capital Inc.	6,302,900	1,119,623

		1,119,623
FOOD PRODUCTS — 5.10%
Century Pacific Food Inc.	2,024,800	657,258
Universal Robina Corp.	2,329,970	7,423,981

		8,081,239
HOTELS, RESTAURANTS & LEISURE — 5.04%
Bloomberry Resorts Corp.[b]	10,810,865	1,584,546
Jollibee Foods Corp.	1,208,733	4,857,559
Max’s Group Inc.	785,700	417,767
Melco Crown Philippines Resorts Corp.[b]	4,889,700	492,719
Premium Leisure Corp.	22,239,000	633,312

		7,985,903

Security	Shares	Value
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 5.64%
Aboitiz Power Corp.	4,124,915	$3,532,238
Energy Development Corp.	26,244,020	3,083,535
First Gen Corp.	3,589,637	1,508,341
Lopez Holdings Corp.	5,221,450	821,457

		8,945,571
INDUSTRIAL CONGLOMERATES — 20.65%
Aboitiz Equity Ventures Inc.	5,019,660	7,342,309
Alliance Global Group Inc.	5,945,939	1,503,802
DMCI Holdings Inc.	11,315,700	2,857,375
JG Summit Holdings Inc.	7,928,262	12,267,768
SM Investments Corp.	665,591	8,787,948

		32,759,202
MEDIA — 0.56%
ABS-CBN Holdings Corp. PDR	923,030	881,396

		881,396
METALS & MINING — 0.28%
Nickel Asia Corp.	3,285,100	444,861

		444,861
REAL ESTATE MANAGEMENT & DEVELOPMENT — 22.77%
Ayala Land Inc.	20,265,640	14,246,283
DoubleDragon Properties Corp.[b]	1,869,860	2,010,802
Filinvest Land Inc.	27,522,590	904,357
Megaworld Corp.	31,881,700	2,311,050
Robinsons Land Corp.	4,606,100	2,173,944
SM Prime Holdings Inc.	22,816,535	13,358,680
Vista Land & Lifescapes Inc.	11,971,800	1,108,610

		36,113,726
SOFTWARE — 0.14%
Xurpas Inc.	1,352,900	228,739

		228,739
TRANSPORTATION INFRASTRUCTURE — 1.36%
International Container Terminal Services Inc.	1,429,280	2,163,204

		2,163,204
WATER UTILITIES — 1.32%
Manila Water Co. Inc.	3,440,429	2,093,102

		2,093,102

38	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI PHILIPPINES ETF

February 28, 2017

Security	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES — 6.78%
Globe Telecom Inc.	92,975	$3,384,612
PLDT Inc.	253,632	7,374,345

		10,758,957

TOTAL COMMON STOCKS
(Cost: $194,238,703)		158,343,042

SHORT-TERM INVESTMENTS — 0.14%

MONEY MARKET FUNDS — 0.14%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.47%[c,d]	222,107	222,107

		222,107

TOTAL SHORT-TERM INVESTMENTS
(Cost: $222,107)		222,107

Value
TOTAL INVESTMENTS IN SECURITIES — 99.98%
(Cost: $194,460,810)[e]	$158,565,149
Other Assets, Less Liabilities — 0.02%	34,030

NET ASSETS — 100.00%	$158,599,179

PDR	— Philippine Depositary Receipt

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	Non-income earning security.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	The cost of investments for federal income tax purposes was $196,929,401. Net unrealized depreciation was $38,364,252, of which $1,554,745 represented gross unrealized appreciation on securities and $39,918,997 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$158,343,042	$—	$—	$158,343,042
Money market funds	222,107	—	—	222,107

Total	$158,565,149	$—	$—	$158,565,149

See notes to financial statements.

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited)

iSHARES® MSCI POLAND CAPPED ETF

February 28, 2017

Security	Shares	Value
COMMON STOCKS — 99.95%

BANKS — 32.13%
Alior Bank SAa,b	373,685	$6,020,780
Bank Handlowy w Warszawie SA	144,034	2,797,069
Bank Millennium SAa	2,562,717	4,304,488
Bank Pekao SAb	552,597	19,046,622
Bank Zachodni WBK SA	118,476	10,243,206
Getin Noble Bank SAa,b	2,223,226	1,106,042
mBank SAa	61,145	5,966,394
Powszechna Kasa Oszczednosci Bank Polski SAa	3,160,703	25,906,189

		75,390,790
CAPITAL MARKETS — 0.67%
Warsaw Stock Exchange	135,012	1,581,433

		1,581,433
CHEMICALS — 3.83%
Ciech SA	121,142	2,234,668
Grupa Azoty SA	192,759	3,291,812
Synthos SA	2,380,249	3,446,960

		8,973,440
CONSTRUCTION & ENGINEERING — 1.32%
Budimex SA	51,398	3,091,842

		3,091,842
CONSUMER FINANCE — 1.74%
KRUK SAb	67,777	4,089,639

		4,089,639
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.01%
Netia SAb	1,267,328	1,404,553
Orange Polska SA	2,841,767	3,310,443

		4,714,996
ELECTRIC UTILITIES — 7.85%
Enea SAa,b	986,125	2,591,391
Energa SAb	937,957	2,522,564
PGE Polska Grupa Energetyczna SA	3,397,114	9,931,100
Tauron Polska Energia SAa	4,556,126	3,366,305

		18,411,360
FOOD & STAPLES RETAILING — 1.22%
Eurocash SA	350,891	2,869,108

		2,869,108
HEALTH CARE PROVIDERS & SERVICES — 0.42%
Neuca SA	10,066	990,523

		990,523

Security	Shares	Value
INSURANCE — 7.40%
Powszechny Zaklad Ubezpieczen SA	1,954,067	$17,358,897

		17,358,897
MEDIA — 1.96%
Cyfrowy Polsat SAa,b	805,141	4,592,477

		4,592,477
METALS & MINING — 9.09%
Boryszew SAa,b	586,800	1,731,344
Jastrzebska Spolka Weglowa SAa	255,545	4,386,688
KGHM Polska Miedz SA	478,915	15,215,446

		21,333,478
OIL, GAS & CONSUMABLE FUELS — 18.69%
Grupa Lotos SAa,b	400,368	4,795,127
Lubelski Wegiel Bogdanka SAa,b	63,428	1,247,362
Polski Koncern Naftowy ORLEN SA	1,156,055	26,820,442
Polskie Gornictwo Naftowe i Gazownictwo SA	7,132,392	10,978,721

		43,841,652
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.93%
Globe Trade Centre SAa,b	1,083,104	2,187,361

		2,187,361
ROAD & RAIL — 0.91%
PKP Cargo SAa,b	146,292	2,121,772

		2,121,772
SOFTWARE — 3.97%
Asseco Poland SA	315,538	4,351,873
CD Projekt SAa	286,283	4,967,217

		9,319,090
TEXTILES, APPAREL & LUXURY GOODS — 5.81%
CCC SA	113,157	6,284,410
LPP SAb	5,274	7,353,478

		13,637,888

TOTAL COMMON STOCKS
(Cost: $291,777,775)		234,505,746

SHORT-TERM INVESTMENTS — 9.76%

MONEY MARKET FUNDS — 9.76%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.98%[c,d,e]	22,790,526	22,799,642

40	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI POLAND CAPPED ETF

February 28, 2017

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.47%[c,d]	99,689	$99,689

		22,899,331

TOTAL SHORT-TERM INVESTMENTS
(Cost: $22,892,785)		22,899,331

TOTAL INVESTMENTS IN SECURITIES — 109.71%
(Cost: $314,670,560)[f]		257,405,077
Other Assets, Less Liabilities — (9.71)%		(22,774,161)

NET ASSETS — 100.00%		$234,630,916

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments for federal income tax purposes was $325,149,960. Net unrealized depreciation was $67,744,883, of which $10,593,214 represented gross unrealized appreciation on securities and $78,338,097 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$234,505,746	$—	$—	$234,505,746
Money market funds	22,899,331	—	—	22,899,331

Total	$257,405,077	$—	$—	$257,405,077

See notes to financial statements.

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited)

iSHARES® MSCI QATAR CAPPED ETF

February 28, 2017

Security	Shares	Value
COMMON STOCKS — 99.88%

BANKS — 44.54%
Commercial Bank QSC (The)	240,467	$2,047,230
Doha Bank QSC	164,701	1,757,263
Masraf Al Rayan QSC	352,208	3,878,761
Qatar First Bank[a]	269,946	725,787
Qatar International Islamic Bank QSC	55,586	1,060,962
Qatar Islamic Bank SAQ	73,941	2,071,262
Qatar National Bank SAQ	243,742	10,107,804

		21,649,069
CONSTRUCTION MATERIALS — 1.57%
Qatar National Cement Co. QSC	26,097	675,852
Qatari Investors Group QSC	5,320	87,662

		763,514
DIVERSIFIED FINANCIAL SERVICES — 1.93%
Qatar Industrial Manufacturing Co. QSC	32,031	431,039
Salam International Investment Ltd. QSC	169,950	507,341

		938,380
DIVERSIFIED TELECOMMUNICATION SERVICES — 4.31%
Ooredoo QSC	72,000	2,095,984

		2,095,984
ENERGY EQUIPMENT & SERVICES — 1.35%
Gulf International Services QSC	81,104	654,846

		654,846
FOOD & STAPLES RETAILING — 1.08%
Al Meera Consumer Goods Co. QSC	10,547	527,169

		527,169
HEALTH CARE PROVIDERS & SERVICES — 1.22%
Medicare Group	27,001	593,225

		593,225
INDUSTRIAL CONGLOMERATES — 11.14%
Industries Qatar QSC	150,272	4,931,687
Mannai Corp. QSC	20,574	485,922

		5,417,609
INSURANCE — 4.47%
Qatar Insurance Co. SAQ	109,088	2,175,019

		2,175,019
MARINE — 3.58%
Qatar Navigation QSC	72,706	1,741,150

		1,741,150

Security	Shares	Value
MULTI-UTILITIES — 4.47%
Qatar Electricity & Water Co. QSC	35,167	$2,173,038

		2,173,038
OIL, GAS & CONSUMABLE FUELS — 3.75%
Qatar Gas Transport Co. Ltd.	281,472	1,820,437

		1,820,437
REAL ESTATE MANAGEMENT & DEVELOPMENT — 13.96%
Barwa Real Estate Co.	131,720	1,441,549
Ezdan Holding Group QSC	753,820	3,150,880
Mazaya Qatar Real Estate Development QSC[a]	121,890	474,003
National Leasing	67,994	302,507
United Development Co. QSC	236,707	1,417,154

		6,786,093
WIRELESS TELECOMMUNICATION SERVICES — 2.51%
Vodafone Qatar QSC[a]	477,738	1,218,863

		1,218,863

TOTAL COMMON STOCKS
(Cost: $49,890,077)		48,554,396

SHORT-TERM INVESTMENTS — 0.23%

MONEY MARKET FUNDS — 0.23%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.47%[b,c]	109,336	109,336

		109,336

TOTAL SHORT-TERM INVESTMENTS
(Cost: $109,336)		109,336

TOTAL INVESTMENTS IN SECURITIES — 100.11%
(Cost: $49,999,413)[d]		48,663,732
Other Assets, Less Liabilities — (0.11)%		(52,435)

NET ASSETS — 100.00%		$48,611,297

[a]	Non-income earning security.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $54,164,353. Net unrealized depreciation was $5,500,621, of which $2,236,494 represented gross unrealized appreciation on securities and $7,737,115 represented gross unrealized depreciation on securities.

42	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI QATAR CAPPED ETF

February 28, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$48,554,396	$—	$—	$48,554,396
Money market funds	109,336	—	—	109,336

Total	$48,663,732	$—	$—	$48,663,732

See notes to financial statements.

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited)

iSHARES® MSCI SAUDI ARABIA CAPPED ETF

February 28, 2017

Security	Shares	Value
COMMON STOCKS — 99.98%

BANKS — 33.94%
Al Rajhi Bank	38,001	$650,652
Alinma Bank	35,077	137,871
Arab National Bank	16,704	89,708
Bank Al-Jazira[a]	9,354	33,523
Bank AlBilad[a]	14,031	69,105
Banque Saudi Fransi	20,134	128,691
National Commercial Bank	38,180	411,513
Riyad Bank	57,269	162,638
Samba Financial Group	46,770	266,765
Saudi British Bank (The)	10,738	59,243
Saudi Investment Bank (The)	15,033	56,041

		2,065,750
BUILDING PRODUCTS — 0.15%
Saudi Ceramic Co.	1,169	9,271

		9,271
CHEMICALS — 25.17%
Advanced Petrochemical Co.	4,602	56,891
Sahara Petrochemical Co.	10,261	42,629
Saudi Arabian Fertilizer Co.	8,948	167,930
Saudi Basic Industries Corp.	35,793	924,854
Saudi Industrial Investment Group[a]	10,523	60,666
Saudi International Petrochemical Co.[a]	8,574	40,445
Saudi Kayan Petrochemical Co.[a]	35,078	78,291
Yanbu National Petrochemical Co.	10,738	160,376

		1,532,082
COMMERCIAL SERVICES & SUPPLIES — 0.69%
Saudi Airlines Catering Co.	1,761	42,074

		42,074
CONSTRUCTION MATERIALS — 4.75%
Arabian Cement Co./Saudi Arabia	2,338	24,052
City Cement Co.	4,424	15,655
Eastern Province Cement Co.	2,011	16,130
Najran Cement Co.	3,975	12,677
Northern Region Cement Co.	4,209	12,952
Qassim Cement Co. (The)	2,105	32,595
Saudi Cement Co.	3,578	58,686
Southern Province Cement Co.	3,007	55,872
Yamama Cement Co.	4,735	24,154
Yanbu Cement Co.	3,683	36,210

		288,983
DIVERSIFIED FINANCIAL SERVICES — 0.22%
Aseer Trading Tourism & Manufacturing Co.	2,955	13,592

		13,592

Security	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES — 5.48%
Saudi Telecom Co.	19,090	$333,578

		333,578
ELECTRIC UTILITIES — 4.18%
Saudi Electricity Co.	39,769	254,087

		254,087
FOOD & STAPLES RETAILING — 0.47%
Abdullah Al Othaim Markets Co.	1,052	28,855

		28,855
FOOD PRODUCTS — 6.22%
Almarai Co.	11,454	208,454
Halwani Brothers Co.	545	8,282
National Agriculture Development Co. (The)	1,981	12,187
Saudia Dairy & Foodstuff Co.	760	25,383
Savola Group (The)	12,487	124,266

		378,572
GAS UTILITIES — 0.28%
National Gas & Industrialization Co.	1,754	16,880

		16,880
HEALTH CARE PROVIDERS & SERVICES — 2.57%
Al Hammadi Development and Investment Co.	2,806	26,285
Dallah Healthcare Holding Co.	1,267	34,123
Middle East Healthcare Co.	1,318	24,682
Mouwasat Medical Services Co.	1,169	43,345
National Medical Care Co.	1,049	14,252
Saudi Chemical Co.	1,479	13,796

		156,483
HOTELS, RESTAURANTS & LEISURE — 1.28%
Abdul Mohsen Al-Hokair Tourism and Development Co.	919	7,947
Al Tayyar Travel Group Holding Co.[a]	4,903	42,622
Dur Hospitality Co.	1,670	10,367
Herfy Food Services Co.	771	16,663

		77,599
INDUSTRIAL CONGLOMERATES — 1.19%
National Industrialization Co.[a]	15,642	72,701

		72,701
INSURANCE — 2.47%
Bupa Arabia for Cooperative Insurance Co.	1,871	63,956
Co for Cooperative Insurance (The)	2,338	73,878
Mediterranean & Gulf Insurance & Reinsurance Co. (The)[a]	1,909	12,441

		150,275

44	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SAUDI ARABIA CAPPED ETF

February 28, 2017

Security	Shares	Value
MEDIA — 0.21%
Saudi Research & Marketing Group[a]	1,718	$12,713

		12,713
METALS & MINING — 3.63%
Saudi Arabian Mining Co.[a]	19,517	209,891
Zamil Industrial Investment Co.	1,403	11,141

		221,032
OIL, GAS & CONSUMABLE FUELS — 0.60%
Rabigh Refining & Petrochemical Co.[a]	10,452	36,594

		36,594
PHARMACEUTICALS — 0.46%
Saudi Pharmaceutical Industries & Medical Appliances Corp.	2,806	27,677

		27,677
REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.10%
Arriyadh Development Co.	3,118	17,543
Emaar Economic City[a]	19,877	104,310
Red Sea Housing Services Co.	865	6,030

		127,883
ROAD & RAIL — 0.38%
Saudi Public Transport Co.	2,923	12,338
United International Transportation Co.	1,426	10,480

		22,818
SPECIALTY RETAIL — 1.37%
Jarir Marketing Co.	2,105	73,459
Saudi Co. For Hardware LLC	401	10,156

		83,615

Security	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES — 2.17%
Etihad Etisalat Co.[a]	18,006	$102,174
Mobile Telecommunications Co.[a]	12,536	30,052

		132,226

TOTAL COMMON STOCKS
(Cost: $5,946,026)		6,085,340

SHORT-TERM INVESTMENTS — 0.01%

MONEY MARKET FUNDS — 0.01%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.47%[b,c]	541	541

		541

TOTAL SHORT-TERM INVESTMENTS
(Cost: $541)		541

TOTAL INVESTMENTS IN SECURITIES — 99.99%
(Cost: $5,946,567)[d]		6,085,881
Other Assets, Less Liabilities — 0.01%		642

NET ASSETS — 100.00%		$6,086,523

[a]	Non-income earning security.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $5,959,524. Net unrealized appreciation was $126,357, of which $483,199 represented gross unrealized appreciation on securities and $356,842 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$6,085,340	$—	$—	$6,085,340
Money market funds	541	—	—	541

Total	$6,085,881	$—	$—	$6,085,881

See notes to financial statements.

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited)

iSHARES® MSCI UAE CAPPED ETF

February 28, 2017

Security	Shares	Value
COMMON STOCKS — 99.89%

AIRLINES — 2.12%
Air Arabia PJSC	2,748,366	$920,487

		920,487
BANKS — 25.90%
Abu Dhabi Commercial Bank PJSC	1,784,054	3,444,232
Ajman Bank PJSC[a]	1,244,155	484,450
Dubai Islamic Bank PJSC	1,113,314	1,894,680
First Gulf Bank PJSC	534,352	1,986,087
National Bank of Abu Dhabi PJSC	697,202	1,993,362
Union National Bank PJSC	1,211,235	1,444,577

		11,247,388
BUILDING PRODUCTS — 0.82%
National Central Cooling Co. PJSC	686,634	357,106

		357,106
CAPITAL MARKETS — 6.07%
Amanat Holdings PJSC	1,774,040	560,350
Dubai Financial Market PJSC	2,406,034	956,517
Dubai Investments PJSC	1,633,847	1,121,115

		2,637,982
CONSTRUCTION & ENGINEERING — 2.73%
Arabtec Holding PJSC[a]	2,821,878	706,910
Orascom Construction Ltd.[a]	90,037	480,798

		1,187,708
DIVERSIFIED FINANCIAL SERVICES — 3.36%
Al Waha Capital PJSC	1,222,588	735,717
Gulf General Investment Co.[a]	2,157,058	287,803
SHUAA Capital PSC[a]	907,077	437,175

		1,460,695
DIVERSIFIED TELECOMMUNICATION SERVICES — 18.15%
Emirates Telecommunications Group Co. PJSC	1,644,506	7,881,091

		7,881,091
ENERGY EQUIPMENT & SERVICES — 1.11%
Lamprell PLC[a]	388,847	481,462

		481,462
FOOD PRODUCTS — 0.98%
Agthia Group PJSC	242,406	427,057

		427,057
HEALTH CARE PROVIDERS & SERVICES — 4.36%
NMC Health PLC	87,209	1,893,725

		1,893,725

Security	Shares	Value
HOTELS, RESTAURANTS & LEISURE — 2.51%
DXB Entertainments PJSC[a]	3,700,713	$1,088,297

		1,088,297
OIL, GAS & CONSUMABLE FUELS — 1.34%
Dana Gas PJSC[a]	4,649,477	582,372

		582,372
REAL ESTATE MANAGEMENT & DEVELOPMENT — 24.92%
Aldar Properties PJSC	2,988,009	1,952,681
Deyaar Development PJSC[a]	630,992	102,230
Emaar Malls PJSC	1,615,262	1,152,345
Emaar Properties PJSC	3,295,286	6,684,787
Eshraq Properties Co. PJSC[a]	1,730,350	551,262
RAK Properties PJSC	1,816,057	380,766

		10,824,071
THRIFTS & MORTGAGE FINANCE — 0.85%
Amlak Finance PJSC[a]	1,134,791	367,706

		367,706
TRANSPORTATION INFRASTRUCTURE — 4.67%
DP World Ltd.	95,824	2,028,594

		2,028,594

TOTAL COMMON STOCKS
(Cost: $42,116,833)		43,385,741

SHORT-TERM INVESTMENTS — 0.04%

MONEY MARKET FUNDS — 0.04%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.47%[b,c]	16,055	16,055

		16,055

TOTAL SHORT-TERM INVESTMENTS
(Cost: $16,055)		16,055

TOTAL INVESTMENTS IN SECURITIES — 99.93%
(Cost: $42,132,888)[d]		43,401,796
Other Assets, Less Liabilities — 0.07%		28,810

NET ASSETS — 100.00%		$43,430,606

[a]	Non-income earning security.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $49,383,147. Net unrealized depreciation was $5,981,351, of which $3,186,695 represented gross unrealized appreciation on securities and $9,168,046 represented gross unrealized depreciation on securities.

46	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI UAE CAPPED ETF

February 28, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$43,385,741	$—	$—	$43,385,741
Money market funds	16,055	—	—	16,055

Total	$43,401,796	$—	$—	$43,401,796

See notes to financial statements.

SCHEDULES OF INVESTMENTS	47

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

February 28, 2017

	iShares MSCI All Peru Capped ETF	iShares MSCI Brazil Small-Cap ETF	iShares MSCI China ETF

ASSETS
Investments, at cost:
Unaffiliated	$295,875,097	$39,675,158	$2,180,400,931
Affiliated (Note 2)	113,903	174,186	274,181,239

Total cost of investments	$295,989,000	$39,849,344	$2,454,582,170

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$248,355,425	$58,064,412	$2,279,365,949
Affiliated (Note 2)	113,903	174,186	274,273,234

Total fair value of investments	248,469,328	58,238,598	2,553,639,183
Foreign currency, at value[b]	698,855	34,409	1,095,810
Cash	6,163	—	—
Receivables:
Investment securities sold	3,982,726	174,975	2,314,277
Due from custodian (Note 4)	494,250	—	—
Dividends and interest	36,107	65,125	165,941
Capital shares sold	—	4,920,987	—
Futures variation margin	—	—	1,278

Total Assets	253,687,429	63,434,094	2,557,216,489

LIABILITIES
Payables:
Investment securities purchased	4,180,694	5,206,897	—
Collateral for securities on loan (Note 1)	—	—	273,670,849
Foreign taxes (Note 1)	199	—	—
Investment advisory fees (Note 2)	121,145	23,428	1,073,030

Total Liabilities	4,302,038	5,230,325	274,743,879

NET ASSETS	$249,385,391	$58,203,769	$2,282,472,610

Net assets consist of:
Paid-in capital	$382,848,233	$87,571,941	$2,437,311,698
Distributions in excess of net investment income	(485,290)	(528,887)	(2,172,033)
Accumulated net realized loss	(85,458,159)	(47,228,917)	(251,724,689)
Net unrealized appreciation (depreciation)	(47,519,393)	18,389,632	99,057,634

NET ASSETS	$249,385,391	$58,203,769	$2,282,472,610

Shares outstanding[c]	7,300,000	4,150,000	46,800,000

Net asset value per share	$34.16	$14.03	$48.77

[a]	Securities on loan with values of $ —, $ — and $262,800,904, respectively. See Note 1.
[b]	Cost of foreign currency: $696,584, $34,529 and $1,096,467, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

48	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

February 28, 2017

	iShares MSCI China Small-Cap ETF	iShares MSCI Indonesia ETF	iShares MSCI Philippines ETF

ASSETS
Investments, at cost:
Unaffiliated	$22,409,526	$548,461,753	$194,238,703
Affiliated (Note 2)	6,011,137	79,730	222,107

Total cost of investments	$28,420,663	$548,541,483	$194,460,810

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$19,956,394	$468,552,679	$158,343,042
Affiliated (Note 2)	6,013,191	79,730	222,107

Total fair value of investments	25,969,585	468,632,409	158,565,149
Foreign currency, at value[b]	12,965	155,763	102,894
Receivables:
Investment securities sold	71,499	—	237,641
Dividends and interest	19,914	36,539	142,174

Total Assets	26,073,963	468,824,711	159,047,858

LIABILITIES
Payables:
Investment securities purchased	79,112	—	290,725
Collateral for securities on loan (Note 1)	5,985,520	—	—
Capital shares redeemed	—	3,712	78,998
Investment advisory fees (Note 2)	9,393	228,532	78,956

Total Liabilities	6,074,025	232,244	448,679

NET ASSETS	$19,999,938	$468,592,467	$158,599,179

Net assets consist of:
Paid-in capital	$27,428,857	$589,595,752	$236,636,114
Distributions in excess of net investment income	(285,977)	(924,550)	(496,740)
Accumulated net realized loss	(4,691,844)	(40,169,903)	(41,643,367)
Net unrealized depreciation	(2,451,098)	(79,908,832)	(35,896,828)

NET ASSETS	$19,999,938	$468,592,467	$158,599,179

Shares outstanding[c]	450,000	18,950,000	4,700,000

Net asset value per share	$44.44	$24.73	$33.74

[a]	Securities on loan with values of $5,167,226, $ — and $ —, respectively. See Note 1.
[b]	Cost of foreign currency: $12,985, $155,547 and $103,909, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	49

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

February 28, 2017

	iShares MSCI Poland Capped ETF	iShares MSCI Qatar Capped ETF	iShares MSCI Saudi Arabia Capped ETF

ASSETS
Investments, at cost:
Unaffiliated	$291,777,775	$49,890,077	$5,946,026
Affiliated (Note 2)	22,892,785	109,336	541

Total cost of investments	$314,670,560	$49,999,413	$5,946,567

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$234,505,746	$48,554,396	$6,085,340
Affiliated (Note 2)	22,899,331	109,336	541

Total fair value of investments	257,405,077	48,663,732	6,085,881
Foreign currency, at value[b]	121,104	19,284	1,482
Cash	—	164,264	—
Receivables:
Investment securities sold	5,786,270	1,355,136	—
Dividends and interest	45,101	45	2,655

Total Assets	263,357,552	50,202,461	6,090,018

LIABILITIES
Payables:
Investment securities purchased	5,817,315	1,568,185	—
Collateral for securities on loan (Note 1)	22,791,352	—	—
Capital shares redeemed	8,510	—	—
Investment advisory fees (Note 2)	109,459	22,979	3,495

Total Liabilities	28,726,636	1,591,164	3,495

NET ASSETS	$234,630,916	$48,611,297	$6,086,523

Net assets consist of:
Paid-in capital	$342,587,922	$60,867,410	$6,199,801
Undistributed (distributions in excess of) net investment income	(618,543)	232,094	(6,288)
Accumulated net realized loss	(50,077,314)	(11,152,524)	(246,304)
Net unrealized appreciation (depreciation)	(57,261,149)	(1,335,683)	139,314

NET ASSETS	$234,630,916	$48,611,297	$6,086,523

Shares outstanding[c]	11,100,000	2,450,000	250,000

Net asset value per share	$21.14	$19.84	$24.35

[a]	Securities on loan with values of $21,902,387, $ — and $ —, respectively. See Note 1.
[b]	Cost of foreign currency: $116,770, $19,284 and $1,482, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

50	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

February 28, 2017

iShares MSCI UAE Capped ETF

ASSETS
Investments, at cost:
Unaffiliated	$42,116,833
Affiliated (Note 2)	16,055

Total cost of investments	$42,132,888

Investments in securities, at fair value (Note 1):
Unaffiliated	$43,385,741
Affiliated (Note 2)	16,055

Total fair value of investments	43,401,796
Foreign currency, at value[a]	6,195
Receivables:
Investment securities sold	859,296
Dividends and interest	7

Total Assets	44,267,294

LIABILITIES
Payables:
Investment securities purchased	815,850
Investment advisory fees (Note 2)	20,838

Total Liabilities	836,688

NET ASSETS	$43,430,606

Net assets consist of:
Paid-in capital	$61,662,655
Distributions in excess of net investment income	(493,252)
Accumulated net realized loss	(19,007,805)
Net unrealized appreciation	1,269,008

NET ASSETS	$43,430,606

Shares outstanding[b]	2,550,000

Net asset value per share	$17.03

[a]	Cost of foreign currency: $6,094.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	51

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended February 28, 2017

	iShares MSCI All Peru Capped ETF	iShares MSCI Brazil Small-Cap ETF	iShares MSCI China ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$822,706	$569,191	$6,684,822
Dividends — affiliated (Note 2)	269	39	4,035
Securities lending income — affiliated — net (Note 2)	—	—	886,146

Total investment income	822,975	569,230	7,575,003

EXPENSES
Investment advisory fees (Note 2)	677,852	140,786	6,902,649

Total expenses	677,852	140,786	6,902,649

Net investment income	145,123	428,444	672,354

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(805,203)	(1,050,595)	(23,046,757)
Investments — affiliated (Note 2)	—	—	29,268
In-kind redemptions — unaffiliated	3,009,339	—	23,858,533
Futures contracts	—	—	104,718
Foreign currency transactions	(8,997)	4,341	(2,466)
Realized gain distributions from affiliated funds	29	—	122

Net realized gain (loss)	2,195,168	(1,046,254)	943,418

Net change in unrealized appreciation/depreciation on:
Investments	7,072,474	9,214,541	93,832,637
Futures contracts	—	—	(18,402)
Translation of assets and liabilities in foreign currencies	6,394	(5,192)	1,500

Net change in unrealized appreciation/depreciation	7,078,868	9,209,349	93,815,735

Net realized and unrealized gain	9,274,036	8,163,095	94,759,153

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,419,159	$8,591,539	$95,431,507

[a]	Net of foreign withholding tax of $39,336, $38,281 and $450,742, respectively.

See notes to financial statements.

52	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended February 28, 2017

	iShares MSCI China Small-Cap ETF	iShares MSCI Indonesia ETF	iShares MSCI Philippines ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$131,991	$1,395,839	$453,021
Dividends — affiliated (Note 2)	40	187	274
Securities lending income — affiliated — net (Note 2)	106,390	—	—

Total investment income	238,421	1,396,026	453,295

EXPENSES
Investment advisory fees (Note 2)	60,706	1,732,948	575,265

Total expenses	60,706	1,732,948	575,265

Net investment income (loss)	177,715	(336,922)	(121,970)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(56,747)	(6,438,688)	(3,247,425)
Investments — affiliated (Note 2)	123	—	—
In-kind redemptions — unaffiliated	—	26,673,930	(5,935,695)
Foreign currency transactions	62	3,557	(50,015)
Realized gain distributions from affiliated funds	2	3	14

Net realized gain (loss)	(56,560)	20,238,802	(9,233,121)

Net change in unrealized appreciation/depreciation on:
Investments	633,703	(48,003,727)	(24,244,210)
Translation of assets and liabilities in foreign currencies	68	4,871	(4,933)

Net change in unrealized appreciation/depreciation	633,771	(47,998,856)	(24,249,143)

Net realized and unrealized gain (loss)	577,211	(27,760,054)	(33,482,264)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$754,926	$(28,096,976)	$(33,604,234)

[a]	Net of foreign withholding tax of $822, $248,717 and $194,151, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	53

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended February 28, 2017

	iShares MSCI Poland Capped ETF	iShares MSCI Qatar Capped ETF	iShares MSCI Saudi Arabia Capped ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$1,298,802	$439,317	$12,340
Dividends — affiliated (Note 2)	176	198	3
Securities lending income — affiliated — net (Note 2)	267,373	—	—

Total investment income	1,566,351	439,515	12,343

EXPENSES
Investment advisory fees (Note 2)	581,631	140,596	18,631

Total expenses	581,631	140,596	18,631

Net investment income (loss)	984,720	298,919	(6,288)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(5,997,015)	(2,306,160)	(78,522)
Investments — affiliated (Note 2)	1,744	—	—
In-kind redemptions — unaffiliated	2,358,943	—	—
Foreign currency transactions	(71,364)	(2,684)	(48)
Realized gain distributions from affiliated funds	11	20	—

Net realized loss	(3,707,681)	(2,308,824)	(78,570)

Net change in unrealized appreciation/depreciation on:
Investments	36,683,961	1,005,394	682,875
Translation of assets and liabilities in foreign currencies	33,564	(2)	—

Net change in unrealized appreciation/depreciation	36,717,525	1,005,392	682,875

Net realized and unrealized gain (loss)	33,009,844	(1,303,432)	604,305

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$33,994,564	$(1,004,513)	$598,017

[a]	Net of foreign withholding tax of $229,417, $ — and $701, respectively.

See notes to financial statements.

54	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended February 28, 2017

iShares MSCI UAE Capped ETF

NET INVESTMENT INCOME
Dividends — unaffiliated	$10,352
Dividends — affiliated (Note 2)	95

Total investment income	10,447

EXPENSES
Investment advisory fees (Note 2)	130,138

Total expenses	130,138

Net investment loss	(119,691)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(2,226,020)
In-kind redemptions — unaffiliated	17,457
Foreign currency transactions	(900)
Realized gain distributions from affiliated funds	2

Net realized loss	(2,209,461)

Net change in unrealized appreciation/depreciation on:
Investments	2,280,929
Translation of assets and liabilities in foreign currencies	94

Net change in unrealized appreciation/depreciation	2,281,023

Net realized and unrealized gain	71,562

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(48,129)

See notes to financial statements.

FINANCIAL STATEMENTS	55

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares MSCI All Peru Capped ETF		iShares MSCI Brazil Small-Cap ETF
	Six months ended February 28, 2017 (Unaudited)	Year ended August 31, 2016	Six months ended February 28, 2017 (Unaudited)	Year ended August 31, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$145,123	$1,962,364	$428,444	$798,488
Net realized gain (loss)	2,195,168	(35,986,513)	(1,046,254)	(11,331,557)
Net change in unrealized appreciation/depreciation	7,078,868	97,072,346	9,209,349	22,414,456

Net increase in net assets resulting from operations	9,419,159	63,048,197	8,591,539	11,881,387

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(584,015)	(2,162,091)	(845,862)	(679,799)

Total distributions to shareholders	(584,015)	(2,162,091)	(845,862)	(679,799)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	35,879,777	72,962,118	10,765,901	14,888,226
Cost of shares redeemed	(13,355,216)	(47,417,453)	(10,394,874)	(3,192,180)

Net increase in net assets from capital share transactions	22,524,561	25,544,665	371,027	11,696,046

INCREASE IN NET ASSETS	31,359,705	86,430,771	8,116,704	22,897,634

NET ASSETS
Beginning of period	218,025,686	131,594,915	50,087,065	27,189,431

End of period	$249,385,391	$218,025,686	$58,203,769	$50,087,065

Distributions in excess of net investment income included in net assets at end of period	$(485,290)	$(46,398)	$(528,887)	$(111,469)

SHARES ISSUED AND REDEEMED
Shares sold	1,050,000	2,650,000	750,000	1,450,000
Shares redeemed	(400,000)	(1,700,000)	(950,000)	(450,000)

Net increase (decrease) in shares outstanding	650,000	950,000	(200,000)	1,000,000

See notes to financial statements.

56	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares MSCI China ETF		iShares MSCI China Small-Cap ETF
	Six months ended February 28, 2017 (Unaudited)	Year ended August 31, 2016	Six months ended February 28, 2017 (Unaudited)	Year ended August 31, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$672,354	$42,733,390	$177,715	$648,162
Net realized gain (loss)	943,418	(178,902,815)	(56,560)	(2,613,330)
Net change in unrealized appreciation/depreciation	93,815,735	267,731,484	633,771	4,304,580

Net increase in net assets resulting from operations	95,431,507	131,562,059	754,926	2,339,412

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(20,707,985)	(41,167,086)	(461,093)	(768,088)

Total distributions to shareholders	(20,707,985)	(41,167,086)	(461,093)	(768,088)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	250,527,537	351,971,009	—	1,041
Cost of shares redeemed	(142,769,826)	(157,677,223)	—	(6,512,739)

Net increase (decrease) in net assets from capital share transactions	107,757,711	194,293,786	—	(6,511,698)

INCREASE (DECREASE) IN NET ASSETS	182,481,233	284,688,759	293,833	(4,940,374)

NET ASSETS
Beginning of period	2,099,991,377	1,815,302,618	19,706,105	24,646,479

End of period	$2,282,472,610	$2,099,991,377	$19,999,938	$19,706,105

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(2,172,033)	$17,863,598	$(285,977)	$(2,599)

SHARES ISSUED AND REDEEMED
Shares sold	5,200,000	7,800,000	—	—
Shares redeemed	(3,200,000)	(3,800,000)	—	(150,000)

Net increase (decrease) in shares outstanding	2,000,000	4,000,000	—	(150,000)

See notes to financial statements.

FINANCIAL STATEMENTS	57

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares MSCI Indonesia ETF		iShares MSCI Philippines ETF
	Six months ended February 28, 2017 (Unaudited)	Year ended August 31, 2016	Six months ended February 28, 2017 (Unaudited)	Year ended August 31, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$(336,922)	$6,068,963	$(121,970)	$1,581,916
Net realized gain (loss)	20,238,802	(36,634,508)	(9,233,121)	2,294,809
Net change in unrealized appreciation/depreciation	(47,998,856)	131,755,013	(24,249,143)	20,746,387

Net increase (decrease) in net assets resulting from operations	(28,096,976)	101,189,468	(33,604,234)	24,623,112

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(524,970)	(5,726,092)	(394,435)	(2,096,978)
Return of capital	—	(324,115)	—	—

Total distributions to shareholders	(524,970)	(6,050,207)	(394,435)	(2,096,978)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	48,359,937	618,736,023	37,008,246	217,152,095
Cost of shares redeemed	(253,343,488)	(280,057,830)	(161,813,511)	(188,547,640)

Net increase (decrease) in net assets from capital share transactions	(204,983,551)	338,678,193	(124,805,265)	28,604,455

INCREASE (DECREASE) IN NET ASSETS	(233,605,497)	433,817,454	(158,803,934)	51,130,589

NET ASSETS
Beginning of period	702,197,964	268,380,510	317,403,113	266,272,524

End of period	$468,592,467	$702,197,964	$158,599,179	$317,403,113

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(924,550)	$(62,658)	$(496,740)	$19,665

SHARES ISSUED AND REDEEMED
Shares sold	1,950,000	27,200,000	1,100,000	5,900,000
Shares redeemed	(10,200,000)	(13,300,000)	(4,500,000)	(5,300,000)

Net increase (decrease) in shares outstanding	(8,250,000)	13,900,000	(3,400,000)	600,000

See notes to financial statements.

58	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares MSCI Poland Capped ETF		iShares MSCI Qatar Capped ETF
	Six months ended February 28, 2017 (Unaudited)	Year ended August 31, 2016	Six months ended February 28, 2017 (Unaudited)	Year ended August 31, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$984,720	$3,948,549	$298,919	$1,549,144
Net realized loss	(3,707,681)	(24,759,076)	(2,308,824)	(4,086,778)
Net change in unrealized appreciation/depreciation	36,717,525	(13,598,460)	1,005,392	1,313,485

Net increase (decrease) in net assets resulting from operations	33,994,564	(34,408,987)	(1,004,513)	(1,224,149)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(3,597,818)	(2,589,910)	—	(1,597,151)
Return of capital	—	—	—	(37,823)

Total distributions to shareholders	(3,597,818)	(2,589,910)	—	(1,634,974)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	86,993,842	108,806,967	5,727,027	19,039,707
Cost of shares redeemed	(62,497,065)	(85,638,124)	(9,597,266)	(7,694,517)

Net increase (decrease) in net assets from capital share transactions	24,496,777	23,168,843	(3,870,239)	11,345,190

INCREASE (DECREASE) IN NET ASSETS	54,893,523	(13,830,054)	(4,874,752)	8,486,067

NET ASSETS
Beginning of period	179,737,393	193,567,447	53,486,049	44,999,982

End of period	$234,630,916	$179,737,393	$48,611,297	$53,486,049

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(618,543)	$1,994,555	$232,094	$(66,825)

SHARES ISSUED AND REDEEMED
Shares sold	4,650,000	5,750,000	300,000	950,000
Shares redeemed	(3,500,000)	(4,750,000)	(500,000)	(400,000)

Net increase (decrease) in shares outstanding	1,150,000	1,000,000	(200,000)	550,000

See notes to financial statements.

FINANCIAL STATEMENTS	59

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares MSCI Saudi Arabia Capped ETF		iShares MSCI UAE Capped ETF
	Six months ended February 28, 2017 (Unaudited)	Period from September 16, 2015[a] to August 31, 2016	Six months ended February 28, 2017 (Unaudited)	Year ended August 31, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$(6,288)	$156,479	$(119,691)	$1,196,775
Net realized loss	(78,570)	(168,175)	(2,209,461)	(5,536,914)
Net change in unrealized appreciation/depreciation	682,875	(543,561)	2,281,023	3,815,414

Net increase (decrease) in net assets resulting from operations	598,017	(555,257)	(48,129)	(524,725)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(52,929)	(103,109)	(403,694)	(1,213,587)

Total distributions to shareholders	(52,929)	(103,109)	(403,694)	(1,213,587)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,236,872	4,962,929	5,992,682	20,543,971
Cost of shares redeemed	—	—	(3,266,150)	(8,821,510)

Net increase in net assets from capital share transactions	1,236,872	4,962,929	2,726,532	11,722,461

INCREASE IN NET ASSETS	1,781,960	4,304,563	2,274,709	9,984,149

NET ASSETS
Beginning of period	4,304,563	—	41,155,897	31,171,748

End of period	$6,086,523	$4,304,563	$43,430,606	$41,155,897

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(6,288)	$52,929	$(493,252)	$30,133

SHARES ISSUED AND REDEEMED
Shares sold	50,000	200,000	350,000	1,200,000
Shares redeemed	—	—	(200,000)	(500,000)

Net increase in shares outstanding	50,000	200,000	150,000	700,000

[a]	Commencement of operations.

See notes to financial statements.

60	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI All Peru Capped ETF
	Six months ended Feb. 28, 2017 (Unaudited)	Year ended Aug. 31, 2016	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012
Net asset value, beginning of period	$32.79	$23.09	$36.60	$33.90	$41.33	$42.15

Income from investment operations:
Net investment income[a]	0.02	0.33	0.36	0.45	0.94	0.99
Net realized and unrealized gain (loss)[b]	1.44	9.73	(13.48)	2.73	(7.07)	(0.67)

Total from investment operations	1.46	10.06	(13.12)	3.18	(6.13)	0.32

Less distributions from:
Net investment income	(0.09)	(0.36)	(0.39)	(0.48)	(1.30)	(1.14)

Total distributions	(0.09)	(0.36)	(0.39)	(0.48)	(1.30)	(1.14)

Net asset value, end of period	$34.16	$32.79	$23.09	$36.60	$33.90	$41.33

Total return	4.50%[c]	44.13%	(36.15)%	9.50%	(15.36)%	0.79%

Ratios/Supplemental data:
Net assets, end of period (000s)	$249,385	$218,026	$131,595	$252,539	$313,565	$332,708
Ratio of expenses to average net assets[d]	0.62%	0.63%	0.61%	0.51%	0.51%	0.51%
Ratio of expenses to average net assets prior to waived fees[d]	n/a	n/a	0.62%	0.62%	0.61%	0.61%
Ratio of net investment income to average net assets[d]	0.13%	1.23%	1.15%	1.33%	2.24%	2.37%
Portfolio turnover rate[e]	7%[c]	22%	21%	13%	11%	10%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended February 28, 2017 and the year ended August 31, 2016 were 7% and 22%, respectively. See Note 4.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	61

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI Brazil Small-Cap ETF
	Six months ended Feb. 28, 2017 (Unaudited)	Year ended Aug. 31, 2016	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012
Net asset value, beginning of period	$11.51	$8.12	$21.00	$19.78	$25.65	$26.81

Income from investment operations:
Net investment income[a]	0.11	0.24	0.37	0.47	0.32	0.56
Net realized and unrealized gain (loss)[b]	2.66	3.35	(12.85)	1.13	(5.59)	(1.14)

Total from investment operations	2.77	3.59	(12.48)	1.60	(5.27)	(0.58)

Less distributions from:
Net investment income	(0.25)	(0.20)	(0.40)	(0.38)	(0.43)	(0.58)
Return of capital	—	—	(0.00)[c]	—	(0.17)	—

Total distributions	(0.25)	(0.20)	(0.40)	(0.38)	(0.60)	(0.58)

Net asset value, end of period	$14.03	$11.51	$8.12	$21.00	$19.78	$25.65

Total return	24.78%[d]	45.17%	(60.01)%	8.18%	(21.00)%	(1.82)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$58,204	$50,087	$27,189	$40,951	$34,608	$51,307
Ratio of expenses to average net assets[e]	0.62%	0.63%	0.62%	0.62%	0.61%	0.61%
Ratio of net investment income to average net assets[e]	1.90%	2.77%	2.87%	2.36%	1.25%	2.27%
Portfolio turnover rate[f]	36%[d]	38%	172%	40%	51%	67%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Rounds to less than $0.01.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units solely for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended February 28, 2017, the years ended August 31, 2016, August 31, 2015, August 31, 2014, August 31, 2013 and August 31, 2012 were 14%, 28%, 39%, 35%, 39% and 43%, respectively. See Note 4.

See notes to financial statements.

62	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI China ETF
	Six months ended Feb. 28, 2017 (Unaudited)	Year ended Aug. 31, 2016	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012
Net asset value, beginning of period	$46.87	$44.49	$50.34	$43.90	$39.68	$44.50

Income from investment operations:
Net investment income[a]	0.01	0.97	1.41	1.15	1.36	1.56
Net realized and unrealized gain (loss)[b]	2.31	2.34	(6.21)	6.24	3.88	(5.46)

Total from investment operations	2.32	3.31	(4.80)	7.39	5.24	(3.90)

Less distributions from:
Net investment income	(0.42)	(0.93)	(1.05)	(0.95)	(1.02)	(0.92)

Total distributions	(0.42)	(0.93)	(1.05)	(0.95)	(1.02)	(0.92)

Net asset value, end of period	$48.77	$46.87	$44.49	$50.34	$43.90	$39.68

Total return	5.03%[c]	7.63%	(9.86)%	17.03%	13.40%	(8.80)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,282,473	$2,099,991	$1,815,303	$1,132,558	$856,075	$349,140
Ratio of expenses to average net assets[d]	0.62%	0.64%	0.62%	0.62%	0.61%	0.61%
Ratio of net investment income to average net assets[d]	0.06%	2.24%	2.65%	2.48%	3.02%	3.69%
Portfolio turnover rate[e]	4%[c]	27%	14%	7%	10%	8%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended February 28, 2017, the years ended August 31, 2016, August 31, 2015 and August 31, 2014 were 4%, 27%, 14% and 7%, respectively. See Note 4.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	63

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI China Small-Cap ETF
	Six months ended Feb. 28, 2017 (Unaudited)	Year ended Aug. 31, 2016	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012
Net asset value, beginning of period	$43.79	$41.08	$48.30	$41.98	$32.15	$41.04

Income from investment operations:
Net investment income[a]	0.39	1.25	1.24	1.09	1.07	0.92
Net realized and unrealized gain (loss)[b]	1.28	2.99	(7.18)	6.55	9.87	(8.98)

Total from investment operations	1.67	4.24	(5.94)	7.64	10.94	(8.06)

Less distributions from:
Net investment income	(1.02)	(1.53)	(1.28)	(1.32)	(1.11)	(0.83)

Total distributions	(1.02)	(1.53)	(1.28)	(1.32)	(1.11)	(0.83)

Net asset value, end of period	$44.44	$43.79	$41.08	$48.30	$41.98	$32.15

Total return	4.02%[c]	10.50%	(12.94)%	18.46%	34.30%	(19.70)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$20,000	$19,706	$24,646	$33,808	$31,487	$14,468
Ratio of expenses to average net assets[d]	0.62%	0.64%	0.62%	0.62%	0.61%	0.61%
Ratio of net investment income to average net assets[d]	1.83%	2.95%	2.44%	2.38%	2.60%	2.60%
Portfolio turnover rate[e]	14%[c]	31%	35%	33%	27%	33%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended February 28, 2017, the years ended August 31, 2016, August 31, 2015, August 31, 2014 and August 31, 2013 were 14%, 31%, 32%, 33% and 27%, respectively. See Note 4.

See notes to financial statements.

64	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI Indonesia ETF
	Six months ended Feb. 28, 2017 (Unaudited)	Year ended Aug. 31, 2016	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012
Net asset value, beginning of period	$25.82	$20.18	$28.54	$24.78	$28.49	$31.43

Income from investment operations:
Net investment income (loss)[a]	(0.02)	0.34	0.31	0.37	0.53	0.39
Net realized and unrealized gain (loss)[b]	(1.04)	5.59	(8.29)	3.75	(3.77)	(2.88)

Total from investment operations	(1.06)	5.93	(7.98)	4.12	(3.24)	(2.49)

Less distributions from:
Net investment income	(0.03)	(0.27)	(0.38)	(0.36)	(0.47)	(0.45)
Return of capital	—	(0.02)	—	—	—	—

Total distributions	(0.03)	(0.29)	(0.38)	(0.36)	(0.47)	(0.45)

Net asset value, end of period	$24.73	$25.82	$20.18	$28.54	$24.78	$28.49

Total return	(4.12)%[c]	29.59%	(28.13)%	16.79%	(11.67)%	(7.92)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$468,592	$702,198	$268,381	$576,411	$392,769	$282,073
Ratio of expenses to average net assets[d]	0.62%	0.63%	0.62%	0.62%	0.61%	0.61%
Ratio of net investment income (loss) to average net assets[d]	(0.12)%	1.47%	1.16%	1.41%	1.67%	1.31%
Portfolio turnover rate[e]	2%[c]	5%	4%	8%	15%	8%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	65

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI Philippines ETF
	Six months ended Feb. 28, 2017 (Unaudited)	Year ended Aug. 31, 2016	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012
Net asset value, beginning of period	$39.19	$35.50	$38.19	$31.93	$29.37	$24.74

Income from investment operations:
Net investment income (loss)[a]	(0.02)	0.21	0.34	0.35	0.42	0.33
Net realized and unrealized gain (loss)[b]	(5.34)	3.74	(2.70)	6.22	2.47	4.62

Total from investment operations	(5.36)	3.95	(2.36)	6.57	2.89	4.95

Less distributions from:
Net investment income	(0.09)	(0.26)	(0.33)	(0.31)	(0.33)	(0.32)

Total distributions	(0.09)	(0.26)	(0.33)	(0.31)	(0.33)	(0.32)

Net asset value, end of period	$33.74	$39.19	$35.50	$38.19	$31.93	$29.37

Total return	(13.66)%[c]	11.19%	(6.21)%	20.53%[d]	9.81%	20.08%

Ratios/Supplemental data:
Net assets, end of period (000s)	$158,599	$317,403	$266,273	$351,313	$277,824	$98,380
Ratio of expenses to average net assets[e]	0.62%	0.64%	0.62%	0.62%	0.61%	0.61%
Ratio of net investment income (loss) to average net assets[e]	(0.13)%	0.58%	0.85%	1.02%	1.14%	1.21%
Portfolio turnover rate[f]	3%[c]	10%	12%	24%	23%	25%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	The total return disclosed is based on the net asset value (“NAV”) calculated daily for the creation and redemption of shares in the Fund, which may differ from the NAV calculated for financial reporting purposes. Based on the NAV calculated for financial reporting purposes, the total return for the Fund was 20.63%.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

66	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI Poland Capped ETF
	Six months ended Feb. 28, 2017 (Unaudited)	Year ended Aug. 31, 2016	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012
Net asset value, beginning of period	$18.06	$21.63	$28.02	$27.12	$24.31	$30.61

Income from investment operations:
Net investment income[a]	0.10	0.42	0.65	0.84	0.74	1.22
Net realized and unrealized gain (loss)[b]	3.33	(3.70)	(6.25)	1.04	2.94	(6.23)

Total from investment operations	3.43	(3.28)	(5.60)	1.88	3.68	(5.01)

Less distributions from:
Net investment income	(0.35)	(0.29)	(0.79)	(0.98)	(0.87)	(1.29)

Total distributions	(0.35)	(0.29)	(0.79)	(0.98)	(0.87)	(1.29)

Net asset value, end of period	$21.14	$18.06	$21.63	$28.02	$27.12	$24.31

Total return	19.33%[c]	(15.17)%	(20.31)%	6.82%	15.13%	(15.88)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$234,631	$179,737	$193,567	$297,056	$277,933	$127,635
Ratio of expenses to average net assets[d]	0.62%	0.64%	0.62%	0.62%	0.61%	0.61%
Ratio of net investment income to average net assets[d]	1.06%	2.24%	2.60%	2.83%	2.73%	5.03%
Portfolio turnover rate[e]	4%[c]	10%	17%	10%	21%	15%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	67

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI Qatar Capped ETF
	Six months ended Feb. 28, 2017 (Unaudited)	Year ended Aug. 31, 2016	Period from Aug. 1, 2015 to Aug. 31, 2015[a]	Year ended Jul. 31, 2015	Period from Apr. 29, 2014[b] to Jul. 31, 2014
Net asset value, beginning of period	$20.18	$21.43	$22.14	$24.73	$24.26

Income from investment operations:
Net investment income (loss)[c]	0.13	0.67	(0.01)	0.70	(0.02)
Net realized and unrealized gain (loss)[d]	(0.47)	(1.24)	(0.70)	(2.44)	0.49

Total from investment operations	(0.34)	(0.57)	(0.71)	(1.74)	0.47

Less distributions from:
Net investment income	—	(0.66)	—	(0.85)	—
Return of capital	—	(0.02)	—	—	—

Total distributions	—	(0.68)	—	(0.85)	—

Net asset value, end of period	$19.84	$20.18	$21.43	$22.14	$24.73

Total return	(1.68)%[e]	(2.32)%	(3.21)%[e]	(7.10)%	1.94%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$48,611	$53,486	$45,000	$47,590	$35,853
Ratio of expenses to average net assets[f]	0.62%	0.64%	0.63%	0.62%	0.61%
Ratio of net investment income (loss) to average net assets[f]	1.33%	3.44%	(0.63)%	2.94%	(0.34)%
Portfolio turnover rate[g]	18%[e]	29%	5%[e]	85%	11%[e]

[a]	The Fund’s fiscal year-end was changed from July 31 to August 31.
[b]	Commencement of operations.
[c]	Based on average shares outstanding throughout each period.
[d]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units solely for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended February 28, 2017, the year ended August 31, 2016, the period ended August 31, 2015, the year ended July 31, 2015 and the period ended July 31, 2014 were 7%, 12%, 2%, 37% and 0%, respectively. See Note 4.

See notes to financial statements.

68	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares MSCI Saudi Arabia Capped ETF

	Six months ended Feb. 28, 2017 (Unaudited)	Period from Sep. 16, 2015[a] to Aug. 31, 2016
Net asset value, beginning of period	$21.52	$24.92

Income from investment operations:
Net investment income (loss)[b]	(0.03)	0.81
Net realized and unrealized gain (loss)[c]	3.12	(3.69)

Total from investment operations	3.09	(2.88)

Less distributions from:
Net investment income	(0.26)	(0.52)

Total distributions	(0.26)	(0.52)

Net asset value, end of period	$24.35	$21.52

Total return	14.41%[d]	(11.64)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$6,087	$4,305
Ratio of expenses to average net assets[e]	0.74%	0.74%
Ratio of net investment income (loss) to average net assets[e]	(0.25)%	3.71%
Portfolio turnover rate[f]	30%[d]	17%[d]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units solely for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended February 28, 2017 and the period ended August 31, 2016 were 30% and 17%, respectively. See Note 4.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	69

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI UAE Capped ETF
	Six months ended Feb. 28, 2017 (Unaudited)	Year ended Aug. 31, 2016	Period from Aug. 1, 2015 to Aug. 31, 2015[a]	Year ended Jul. 31, 2015	Period from Apr. 29, 2014[b] to Jul. 31, 2014
Net asset value, beginning of period	$17.15	$18.34	$20.46	$24.00	$25.04

Income from investment operations:
Net investment income (loss)[c]	(0.05)	0.68 [d]	(0.01)	1.01	0.01
Net realized and unrealized gain (loss)[e]	0.09	(1.19)	(2.11)	(3.56)	(1.01)

Total from investment operations	0.04	(0.51)	(2.12)	(2.55)	(1.00)

Less distributions from:
Net investment income	(0.16)	(0.68)	—	(0.99)	(0.04)

Total distributions	(0.16)	(0.68)	—	(0.99)	(0.04)

Net asset value, end of period	$17.03	$17.15	$18.34	$20.46	$24.00

Total return	0.28%[f]	(2.66)%	(10.36)%[f]	(10.33)%	(4.00)%[f]

Ratios/Supplemental data:
Net assets, end of period (000s)	$43,431	$41,156	$31,172	$33,756	$51,610
Ratio of expenses to average net assets[g]	0.62%	0.64%	0.63%	0.62%	0.62%
Ratio of net investment income (loss) to average net assets[g]	(0.57)%	4.09%[d]	(0.76)%	4.81%	0.19%
Portfolio turnover rate[h]	19%[f]	55%	1%[f]	72%	22%[f]

[a]	The Fund’s fiscal year-end was changed from July 31 to August 31.
[b]	Commencement of operations.
[c]	Based on average shares outstanding throughout each period.
[d]	Includes a special distribution from Mediclinic International PLC. Excluding such special distribution, the net investment income would have been $0.52 per share and 3.11% of average net assets.
[e]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[f]	Not annualized.
[g]	Annualized for periods of less than one year.
[h]	Portfolio turnover rates include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units solely for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended February 28, 2017, the year ended August 31, 2016, the period ended August 31, 2015, the year ended July 31, 2015 and the period ended July 31, 2014 were 11%, 29%, 1%, 38% and 1%, respectively. See Note 4.

See notes to financial statements.

70	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
MSCI All Peru Capped	Non-diversified
MSCI Brazil Small-Cap	Diversified
MSCI China	Non-diversified
MSCI China Small-Cap	Diversified
MSCI Indonesia	Non-diversified

iShares ETF	Diversification Classification
MSCI Philippines	Non-diversified
MSCI Poland Capped	Non-diversified
MSCI Qatar Capped	Non-diversified
MSCI Saudi Arabia Capped	Non-diversified
MSCI UAE Capped	Non-diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•	Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

NOTES TO FINANCIAL STATEMENTS	71

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Futures contracts are valued at that day’s last reported settlement price on the exchange where the contract is traded.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration factors that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

72	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of February 28, 2017 are reflected in tax reclaims receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2017, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

NOTES TO FINANCIAL STATEMENTS	73

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

On October 11, 2016, BlackRock, Inc. (“BlackRock”) implemented changes required by amendments to Rule 2a-7 under the 1940 Act, which governs the operations of U.S. money market funds. The Funds may be exposed to additional risks when reinvesting the cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00 and which may be subject to redemption gates or liquidity fees under certain circumstances.

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of February 28, 2017, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of February 28, 2017 and the total value of the related cash collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

74	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of February 28, 2017:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount [b]
MSCI China
Barclays Capital Inc.	$2,602,272	$2,602,272	$—
Citigroup Global Markets Inc.	772,621	772,621	—
Credit Suisse Securities (USA) LLC	6,872,792	6,872,792	—
Deutsche Bank Securities Inc.	2,231,700	2,231,700	—
Goldman Sachs & Co.	134,096,264	134,096,264	—
Jefferies LLC	508,740	472,809	(35,931)
JPMorgan Securities LLC	59,330,962	59,330,962	—
Macquarie Bank Limited	4,033,522	4,033,522	—
Merrill Lynch, Pierce, Fenner & Smith	3,120,753	3,120,753	—
Morgan Stanley & Co. LLC	42,229,068	42,229,068	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	3,330,683	3,330,683	—
Scotia Capital (USA) Inc.	623,772	623,772	—
State Street Bank & Trust Company	1,884,463	1,884,463	—
UBS AG	1,163,292	1,163,292	—

	$262,800,904	$262,764,973	$(35,931)

MSCI China Small-Cap
Barclays Capital Inc.	$140,552	$140,552	$—
Citigroup Global Markets Inc.	265,209	265,209	—
Credit Suisse Securities (USA) LLC	515,721	515,721	—
Deutsche Bank Securities Inc.	296,630	296,630	—
Goldman Sachs & Co.	665,521	665,521	—
HSBC Bank PLC	157,657	157,657	—
JPMorgan Securities LLC	991,793	991,793	—
Merrill Lynch, Pierce, Fenner & Smith	655,965	655,965	—
Morgan Stanley & Co. LLC	612,361	612,361	—
Scotia Capital (USA) Inc.	8,010	8,010	—
SG Americas Securities LLC	72,913	72,913	—
State Street Bank & Trust Company	222,287	222,287	—
UBS AG	355,457	355,457	—
UBS Securities LLC	207,150	207,150	—

	$5,167,226	$5,167,226	$—

MSCI Poland Capped
Deutsche Bank Securities Inc.	$4,420,242	$4,420,242	$—
Goldman Sachs & Co.	6,784,520	6,784,520	—
JPMorgan Securities LLC	4,500,316	4,347,859	(152,457)
Merrill Lynch, Pierce, Fenner & Smith	1,675,464	1,675,464	—
Morgan Stanley & Co. LLC	1,874,262	1,874,262	—
UBS AG	2,022,183	2,022,183	—
UBS Securities LLC	625,400	625,400	—

	$21,902,387	$21,749,930	$(152,457)

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.
[b]	Additional collateral is delivered to the Funds on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

NOTES TO FINANCIAL STATEMENTS	75

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent Trustees).

For its investment advisory services to each of the iShares MSCI All Peru Capped, iShares MSCI Brazil Small-Cap, iShares MSCI China, iShares MSCI China Small-Cap, iShares MSCI Indonesia, iShares MSCI Philippines, iShares MSCI Poland Capped, iShares MSCI Qatar Capped and iShares MSCI UAE Capped ETFs, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.74%	First $2 billion
0.69	Over $2 billion, up to and including $4 billion
0.64	Over $4 billion, up to and including $8 billion
0.57	Over $8 billion, up to and including $16 billion
0.51	Over $16 billion, up to and including $24 billion
0.48	Over $24 billion, up to and including $32 billion
0.45	Over $32 billion

For its investment advisory services to the iShares MSCI Saudi Arabia Capped ETF, BFA is entitled to an annual investment advisory fee of 0.74% based on the average daily net assets of the Fund.

The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

76	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For the six months ended February 28, 2017, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
MSCI China	$238,925
MSCI China Small-Cap	22,512
MSCI Poland Capped	57,211

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended February 28, 2017, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
MSCI All Peru Capped	$820,039	$—
MSCI China	23,825,364	5,609,100
MSCI China Small-Cap	727,850	507,022
MSCI Poland Capped	2,358,272	717,724

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

NOTES TO FINANCIAL STATEMENTS	77

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended February 28, 2017 were as follows:

iShares ETF	Purchases	Sales
MSCI All Peru Capped	$15,535,661	$16,802,822
MSCI Brazil Small-Cap	16,966,717	16,949,792
MSCI China	257,371,498	79,204,506
MSCI China Small-Cap	2,636,228	2,897,529
MSCI Indonesia	10,149,503	11,696,618
MSCI Philippines	5,590,976	5,286,245
MSCI Poland Capped	8,015,807	7,026,424
MSCI Qatar Capped	8,356,886	11,942,610
MSCI Saudi Arabia Capped	2,754,411	1,546,374
MSCI UAE Capped	10,146,230	8,056,983

In-kind transactions (see Note 4) for the six months ended February 28, 2017 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
MSCI All Peru Capped	$35,032,914	$13,049,105
MSCI China	50,726,656	140,675,957
MSCI Indonesia	48,136,694	252,274,098
MSCI Philippines	36,574,645	161,291,860
MSCI Poland Capped	83,252,762	62,072,856
MSCI UAE Capped	390,799	297,020

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

78	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

5.	FUTURES CONTRACTS

Futures contracts are purchased or sold to gain or manage exposure to changes in the value of commodities (commodity risk), interest rates (interest rate risk), foreign currencies (foreign currency risk) and/or equities (market risk). A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Pursuant to the contract, the fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the fund as unrealized appreciation or depreciation. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Losses may arise if the value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

The following table shows the value of futures contracts held by the iShares MSCI China ETF as of February 28, 2017 and the related locations in the statement of assets and liabilities, presented by risk exposure category:

Assets
Equity contracts:
Variation margin / Net assets consist of – net unrealized appreciation (depreciation)[a]	$1,278

[a]	Represents cumulative appreciation of futures contracts as reported in the schedule of investments.

The following table shows the realized and unrealized gains (losses) on futures contracts held by the iShares MSCI China ETF during the six months ended February 28, 2017 and the related locations in the statement of operations, presented by risk exposure category:

	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/Depreciation
Equity contracts:
Futures contracts	$104,718	$(18,402)

The following table shows the average quarter-end balances of open futures contracts for the iShares MSCI China ETF for the six months ended February 28, 2017:

Average value of contracts purchased	$2,994,533

6.	PRINCIPAL RISKS

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

NOTES TO FINANCIAL STATEMENTS	79

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

When a fund concentrates its investments in issuers located in a single country, it assumes the risk that economic, political and social conditions in that country may have a significant impact on its investment performance.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute

80	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of August 31, 2016, the Funds’ fiscal year-end, the following Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2019	Total
MSCI All Peru Capped	$44,475,179	$481,024	$44,956,203
MSCI Brazil Small-Cap	22,816,649	—	22,816,649
MSCI China	56,808,559	—	56,808,559
MSCI China Small-Cap	1,865,131	—	1,865,131
MSCI Indonesia	38,785,340	20,329	38,805,669
MSCI Philippines	25,985,091	—	25,985,091
MSCI Poland Capped	30,257,928	5	30,257,933
MSCI Qatar Capped	2,790,520	—	2,790,520
MSCI UAE Capped	7,345,153	—	7,345,153

[a]	Must be utilized prior to losses subject to expiration.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2017, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	81

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
MSCI All Peru Capped	$0.029812	$—	$0.060733	$0.090545	33%	—%	67%		100%
MSCI Brazil Small-Cap	0.124200	—	0.124583	0.248783	50	—	50		100
MSCI China Small-Cap	1.019810	—	0.004841	1.024651	100	—	0	[a]	100
MSCI Indonesia	0.006058	—	0.019426	0.025484	24	—	76		100
MSCI Philippines	—	—	0.088637	0.088637	—	—	100		100
MSCI Poland Capped	0.326393	—	0.019551	0.345944	94	—	6		100
MSCI Saudi Arabia Capped	0.261894	—	0.002751	0.264645	99	—	1		100
MSCI UAE Capped	0.137725	—	0.027048	0.164773	84	—	16		100

[a]	Rounds to less than 1%.

82	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2017 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-806-0217

FEBRUARY 28, 2017

2017 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares MSCI Denmark Capped ETF | EDEN | BATS
➢	iShares MSCI Finland Capped ETF | EFNL | BATS
➢	iShares MSCI Germany Small-Cap ETF | EWGS | BATS
➢	iShares MSCI Ireland Capped ETF | EIRL | NYSE Arca
➢	iShares MSCI New Zealand Capped ETF | ENZL | NASDAQ
➢	iShares MSCI Norway Capped ETF | ENOR | BATS

Fund Performance Overview

iSHARES® MSCI DENMARK CAPPED ETF

Performance as of February 28, 2017

The iShares MSCI Denmark Capped ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Danish equities, as represented by the MSCI Denmark Investable Market Index 25/50 (“the Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2017, the total return for the Fund was -4.50%, net of fees, while the total return for the Index was -4.32%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	2.71%	1.85%	3.08%	2.71%	1.85%	3.08%
5 Years	14.01%	13.89%	14.30%	92.65%	91.60%	95.13%
Since Inception	16.57%	16.45%	16.87%	118.46%	117.27%	121.45%

The inception date of the Fund was 1/25/12. The first day of secondary market trading was 1/26/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$955.00	$2.57	$1,000.00	$1,022.20	$2.66	0.53%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

ALLOCATION BY SECTOR As of 2/28/17

Sector	Percentage of Total Investments*

Health Care	36.08%
Industrials	24.61
Financials	15.75
Materials	6.43
Consumer Staples	5.97
Consumer Discretionary	5.66
Telecommunication Services	2.04
Utilities	1.84
Information Technology	1.24
Energy	0.38

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/17

Security	Percentage of Total Investments*

Novo Nordisk A/S Class B	22.70%
Danske Bank A/S	9.56
Vestas Wind Systems A/S	6.80
Genmab A/S	4.47
Pandora A/S	4.34
DSV A/S	4.15
Carlsberg A/S Class B	4.06
AP Moller – Maersk A/S Class B	3.93
Novozymes A/S Class B	3.73
Coloplast A/S Class B	3.41

TOTAL	67.15%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® MSCI FINLAND CAPPED ETF

Performance as of February 28, 2017

The iShares MSCI Finland Capped ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Finnish equities, as represented by the MSCI Finland Investable Market Index 25/50 (“the Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2017, the total return for the Fund was 1.32%, net of fees, while the total return for the Index was 1.72%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	14.30%	14.05%	13.07%	14.30%	14.05%	13.07%
5 Years	7.15%	7.11%	6.70%	41.21%	40.96%	38.33%
Since Inception	8.70%	8.64%	8.27%	53.00%	52.51%	49.94%

The inception date of the Fund was 1/25/12. The first day of secondary market trading was 1/26/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Annualized Expense Ratio[b]
$1,000.00	$1,013.20	$2.85	$1,000.00	$1,022.00	$2.86	0.57%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.
[b]	Excluding the effect of the non-recurring professional fees for foreign withholding tax claims (See Note 7), the annualized expense ratio would have been 0.53%.

ALLOCATION BY SECTOR

As of 2/28/17

Sector	Percentage of Total Investments*

Industrials	24.47%
Information Technology	19.67
Materials	18.15
Financials	11.91
Consumer Discretionary	6.49
Utilities	4.56
Health Care	3.99
Telecommunication Services	3.29
Energy	3.08
Consumer Staples	2.36
Real Estate	2.03

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/17

Security	Percentage of Total Investments*

Nokia OYJ	18.12%
Sampo OYJ Class A	11.91
Kone OYJ Class B	8.42
UPM-Kymmene OYJ	6.88
Fortum OYJ	4.56
Wartsila OYJ Abp	4.46
Stora Enso OYJ Class R	4.07
Orion OYJ Class B	3.52
Elisa OYJ	3.29
Nokian Renkaat OYJ	3.16

TOTAL	68.39%

*	Excludes money market funds.

6	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI GERMANY SMALL-CAP ETF

Performance as of February 28, 2017

The iShares MSCI Germany Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization German equities, as represented by the MSCI Germany Small Cap Index (“the Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2017, the total return for the Fund was 3.06%, net of fees, while the total return for the Index was 2.73%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	18.70%	18.13%	17.85%	18.70%	18.13%	17.85%
5 Years	11.43%	11.27%	11.18%	71.80%	70.58%	69.85%
Since Inception	13.16%	12.96%	12.97%	87.75%	86.10%	86.24%

The inception date of the Fund was 1/25/12. The first day of secondary market trading was 1/26/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,030.60	$2.97	$1,000.00	$1,021.90	$2.96	0.59%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

ALLOCATION BY SECTOR

As of 2/28/17

Sector	Percentage of Total Investments*

Industrials	29.66%
Information Technology	15.87
Real Estate	14.07
Health Care	12.62
Consumer Discretionary	7.60
Financials	6.52
Telecommunication Services	4.52
Materials	4.34
Utilities	2.67
Consumer Staples	1.89
Energy	0.24

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/17

Security	Percentage of Total Investments*

MTU Aero Engines AG	5.13%
Wirecard AG	4.22
LEG Immobilien AG	4.05
Dialog Semiconductor PLC	3.14
Freenet AG	2.97
KION Group AG	2.96
STADA Arzneimittel AG	2.94
Rheinmetall AG	2.33
Uniper SE	2.22
Sartorius AG (Preferred)	2.08

TOTAL	32.04%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® MSCI IRELAND CAPPED ETF

Performance as of February 28, 2017

The iShares MSCI Ireland Capped ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Irish equities, as represented by the MSCI All Ireland Capped Index (“the Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index For the six-month reporting period ended February 28, 2017, the total return for the Fund was 1.24%, net of fees, while the total return for the Index was 1.57%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	5.48%	6.06%	5.87%	5.48%	6.06%	5.87%
5 Years	13.81%	13.85%	14.40%	90.94%	91.32%	95.91%
Since Inception	10.37%	10.34%	10.90%	96.02%	95.69%	102.48%

The inception date of the Fund was 5/5/10. The first day of secondary market trading was 5/7/10.

Index performance through November 26, 2013 reflects the performance of the MSCI Ireland Investable Market Index 25/50. Index performance beginning on November 27, 2013 reflects the performance of the MSCI All Ireland Capped Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,012.40	$2.44	$1,000.00	$1,022.40	$2.46	0.49%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

ALLOCATION BY SECTOR

As of 2/28/17

Sector	Percentage of Total Investments*

Materials	26.59%
Consumer Staples	24.07
Industrials	14.60
Consumer Discretionary	12.52
Health Care	8.25
Real Estate	7.13
Financials	6.59
Information Technology	0.25

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/17

Security	Percentage of Total Investments*

CRH PLC	22.20%
Kerry Group PLC Class A	13.74
Paddy Power Betfair PLC	9.91
Glanbia PLC	4.78
Smurfit Kappa Group PLC	4.39
Kingspan Group PLC	4.38
ICON PLC	4.31
Bank of Ireland	4.19
Ryanair Holdings PLC ADR	3.94
UDG Healthcare PLC	3.93

TOTAL	75.77%

*	Excludes money market funds.

8	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI NEW ZEALAND CAPPED ETF

Performance as of February 28, 2017

The iShares MSCI New Zealand Capped ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of New Zealand equities, as represented by the MSCI New Zealand Investable Market Index 25/50 (“the Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2017, the total return for the Fund was -4.46%, net of fees, while the total return for the Index was -4.31%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	25.64%	25.13%	26.21%	25.64%	25.13%	26.21%
5 Years	12.45%	12.67%	12.84%	79.82%	81.53%	82.97%
Since Inception	13.92%	13.83%	14.38%	133.13%	131.92%	139.38%

The inception date of the Fund was 9/1/10. The first day of secondary market trading was 9/2/10.

Index performance through February 11, 2013 reflects the performance of the MSCI New Zealand Investable Market Index. Index performance beginning on February 12, 2013 reflects the performance of the MSCI New Zealand Investable Market Index 25/50.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$955.40	$2.38	$1,000.00	$1,022.40	$2.46	0.49%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

ALLOCATION BY SECTOR

As of 2/28/17

Sector	Percentage of Total Investments*

Utilities	17.72%
Health Care	15.70
Industrials	14.69
Telecommunication Services	12.74
Materials	10.11
Consumer Discretionary	9.97
Real Estate	8.89
Energy	4.88
Consumer Staples	2.87
Information Technology	2.43

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/17

Security	Percentage of Total Investments*

Auckland International Airport Ltd.	10.55%
Fletcher Building Ltd.	10.11
Spark New Zealand Ltd.	9.90
Fisher & Paykel Healthcare Corp. Ltd.	7.68
Contact Energy Ltd.	5.10
Meridian Energy Ltd.	4.48
Ryman Healthcare Ltd.	4.43
SKYCITY Entertainment Group Ltd.	4.02
Z Energy Ltd.	4.01
Mercury NZ Ltd.	3.66

TOTAL	63.94%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® MSCI NORWAY CAPPED ETF

Performance as of February 28, 2017

The iShares MSCI Norway Capped ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Norwegian equities, as represented by the MSCI Norway Investable Market Index 25/50 (“the Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2017, the total return for the Fund was 12.03%, net of fees, while the total return for the Index was 12.04%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	26.66%	26.71%	26.73%	26.66%	26.71%	26.73%
5 Years	(2.35)%	(2.38)%	(2.12)%	(11.21)%	(11.34)%	(10.14)%
Since Inception	0.26%	0.22%	0.51%	1.35%	1.13%	2.63%

The inception date of the Fund was 1/23/12. The first day of secondary market trading was 1/24/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,120.30	$2.79	$1,000.00	$1,022.20	$2.66	0.53%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

ALLOCATION BY SECTOR

As of 2/28/17

Sector	Percentage of Total Investments*

Energy	28.95%
Financials	22.83
Consumer Staples	13.95
Materials	11.35
Telecommunication Services	9.93
Consumer Discretionary	5.35
Information Technology	2.97
Industrials	2.66
Real Estate	1.65
Utilities	0.36

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/17

Security	Percentage of Total Investments*

Statoil ASA	16.32%
DNB ASA	13.07
Telenor ASA	9.93
Norsk Hydro ASA	5.73
Yara International ASA	4.47
Marine Harvest ASA	4.45
Orkla ASA	4.41
Subsea 7 SA	3.33
Storebrand ASA	2.78
Gjensidige Forsikring ASA	2.77

TOTAL	67.26%

*	Excludes money market funds.

10	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on September 1, 2016 and held through February 28, 2017, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	11

Schedule of Investments (Unaudited)

iSHARES® MSCI DENMARK CAPPED ETF

February 28, 2017

Security	Shares	Value
COMMON STOCKS — 99.25%

BANKS — 13.25%
Danske Bank A/S	167,763	$5,616,883
Jyske Bank A/S Registered	20,430	1,055,234
Spar Nord Bank A/S	36,198	402,602
Sydbank A/S	22,187	770,122

		7,844,841
BEVERAGES — 4.96%
Carlsberg A/S Class B	27,062	2,385,093
Royal Unibrew A/S	14,110	551,490

		2,936,583
BIOTECHNOLOGY — 5.59%
Bavarian Nordic A/Sa,b	11,701	466,702
Genmab A/Sa	13,213	2,625,600
Zealand Pharma A/Sa,b	13,030	214,217

		3,306,519
BUILDING PRODUCTS — 0.75%
Rockwool International A/S Class B	2,690	445,706

		445,706
CHEMICALS — 6.38%
Chr Hansen Holding A/S	26,531	1,588,447
Novozymes A/S Class B	56,797	2,191,495

		3,779,942
COMMERCIAL SERVICES & SUPPLIES — 2.66%
ISS A/S	40,262	1,573,643

		1,573,643
CONSTRUCTION & ENGINEERING — 1.48%
FLSmidth & Co. A/S	12,600	619,642
Per Aarsleff Holding A/S	10,921	255,266
		874,908
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.02%
TDC A/Sa	221,984	1,198,301

		1,198,301
ELECTRIC UTILITIES — 1.83%
DONG Energy A/Sa,c	29,275	1,081,020

		1,081,020
ELECTRICAL EQUIPMENT — 6.75%
Vestas Wind Systems A/S	53,670	3,993,600

		3,993,600
FOOD PRODUCTS — 0.64%
Schouw & Co. AB	4,828	380,304

		380,304

Security	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES — 7.03%
Ambu A/S Class B	10,122	$408,932
Coloplast A/S Class B	28,367	2,006,169
GN Store Nord A/S	42,734	976,865
William Demant Holding A/Sa,b	37,530	770,988

		4,162,954
HEALTH CARE TECHNOLOGY — 0.08%
NNIT A/Sb,c	1,623	44,548

		44,548
HOUSEHOLD DURABLES — 0.50%
Bang & Olufsen A/Sa,b	20,615	293,237

		293,237
INSURANCE — 2.38%
Alm Brand A/S	35,246	292,247
Topdanmark A/Sa	18,030	458,290
Tryg A/S	35,198	656,660

		1,407,197
MACHINERY — 1.03%
NKT Holding A/S	8,630	610,824

		610,824
MARINE — 7.25%
AP Moller – Maersk A/S Class A	730	1,135,439
AP Moller – Maersk A/S Class B	1,412	2,309,261
D/S Norden A/Sa	14,641	279,634
Dfds A/S	10,337	570,419

		4,294,753
OIL, GAS & CONSUMABLE FUELS — 0.37%
TORM PLC	21,976	221,488

		221,488
PHARMACEUTICALS — 23.12%
ALK-Abello A/S	2,602	348,917
Novo Nordisk A/S Class B	374,391	13,337,847

		13,686,764
ROAD & RAIL — 4.12%
DSV A/S	49,392	2,438,884

		2,438,884
SOFTWARE — 1.23%
SimCorp A/S	13,049	728,468

		728,468
SPECIALTY RETAIL — 0.47%
Matas A/S	19,298	280,021

		280,021

12	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI DENMARK CAPPED ETF

February 28, 2017

Security	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS — 4.65%
IC Group A/S	8,453	$202,413
Pandora A/S	22,301	2,550,507

		2,752,920
TOBACCO — 0.33%
Scandinavian Tobacco Group A/Sc	11,068	193,670

		193,670
TRADING COMPANIES & DISTRIBUTORS — 0.38%
Solar A/S Class B	4,033	224,856

		224,856

TOTAL COMMON STOCKS
(Cost: $61,221,617)		58,755,951

SHORT-TERM INVESTMENTS — 1.69%

MONEY MARKET FUNDS — 1.69%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.98%[d,e,f]	999,359	999,759
BlackRock Cash Funds: Treasury, SL Agency Shares
0.47%[d,e]	4,865	4,865

		1,004,624

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,004,360)		1,004,624

Value
TOTAL INVESTMENTS IN SECURITIES — 100.94%
(Cost: $62,225,977)[g]	$59,760,575
Other Assets, Less Liabilities — (0.94)%	(558,869)

NET ASSETS — 100.00%	$59,201,706

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[g]	The cost of investments for federal income tax purposes was $62,748,574. Net unrealized depreciation was $2,987,999, of which $3,878,142 represented gross unrealized appreciation on securities and $6,866,141 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$58,755,951	$—	$—	$58,755,951
Money market funds	1,004,624	—	—	1,004,624

Total	$59,760,575	$—	$—	$59,760,575

See notes to financial statements.

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited)

iSHARES® MSCI FINLAND CAPPED ETF

February 28, 2017

Security	Shares	Value
COMMON STOCKS — 99.42%

AIRLINES — 0.31%
Finnair OYJ[a]	24,460	$108,643

		108,643
AUTO COMPONENTS — 3.15%
Nokian Renkaat OYJ	28,169	1,111,389

		1,111,389
BUILDING PRODUCTS — 0.78%
Uponor OYJ	16,090	277,146

		277,146
CHEMICALS — 1.01%
Kemira OYJ	27,841	355,598

		355,598
COMMERCIAL SERVICES & SUPPLIES — 0.62%
Caverion Corp.	29,928	219,112

		219,112
COMMUNICATIONS EQUIPMENT — 18.01%
Nokia OYJ	1,237,133	6,359,925

		6,359,925
CONSTRUCTION & ENGINEERING — 1.02%
Lehto Group OYJ[a]	9,138	122,346
YIT OYJ	34,216	237,054

		359,400
CONTAINERS & PACKAGING — 2.31%
Huhtamaki OYJ	22,582	817,051

		817,051
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.27%
Elisa OYJ	34,528	1,154,617

		1,154,617
ELECTRIC UTILITIES — 4.53%
Fortum OYJ	103,935	1,600,295

		1,600,295
ELECTRICAL EQUIPMENT — 0.61%
PKC Group OYJ	8,702	216,374

		216,374
FOOD & STAPLES RETAILING — 2.10%
Kesko OYJ Class B	16,116	741,678

		741,678
FOOD PRODUCTS — 0.25%
Atria OYJ	7,616	88,616

		88,616

Security	Shares	Value
HEALTH CARE PROVIDERS & SERVICES — 0.47%
Oriola-KD OYJ Class B	39,451	$165,167

		165,167
INSURANCE — 11.84%
Sampo OYJ Class A	91,479	4,180,812

		4,180,812
IT SERVICES — 1.18%
Tieto OYJ	14,964	418,190

		418,190
LEISURE PRODUCTS — 1.99%
Amer Sports OYJ	29,535	703,313

		703,313
MACHINERY — 19.74%
Cargotec OYJ Class B	9,616	468,800
Kone OYJ Class B	65,832	2,956,217
Konecranes OYJ	15,341	553,431
Metso OYJ	27,913	827,227
Ponsse OYJ	5,064	113,808
Valmet OYJ	31,343	483,923
Wartsila OYJ Abp	30,370	1,566,119

		6,969,525
MEDIA — 0.60%
Sanoma OYJ	23,926	210,509

		210,509
METALS & MINING — 2.82%
Outokumpu OYJ[a]	74,027	735,088
Outotec OYJ[a]	46,350	261,525

		996,613
MULTILINE RETAIL — 0.72%
Stockmann OYJ Abp Class Ba	15,805	129,317
Tokmanni Group Corp.[a]	11,252	125,422

		254,739
OIL, GAS & CONSUMABLE FUELS — 3.06%
Neste OYJ	30,937	1,080,886

		1,080,886
PAPER & FOREST PRODUCTS — 11.90%
Metsa Board OYJ	53,325	358,394
Stora Enso OYJ Class R	132,587	1,428,594
UPM-Kymmene OYJ	101,317	2,414,801

		4,201,789
PHARMACEUTICALS — 3.50%
Orion OYJ Class B	24,978	1,235,247

		1,235,247

14	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI FINLAND CAPPED ETF

February 28, 2017

Security	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.02%
Citycon OYJ	117,245	$279,069
Sponda OYJ	63,926	268,586
Technopolis OYJ	50,815	164,148

		711,803
SOFTWARE — 0.37%
F-Secure OYJ	36,793	129,018

		129,018
TRADING COMPANIES & DISTRIBUTORS — 1.24%
Cramo OYJ	11,222	243,498
Ramirent OYJ	23,034	196,052

		439,550

TOTAL COMMON STOCKS
(Cost: $36,099,900)		35,107,005

SHORT-TERM INVESTMENTS — 0.03%

MONEY MARKET FUNDS — 0.03%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.47%[b,c]	10,156	10,156

		10,156

TOTAL SHORT-TERM INVESTMENTS
(Cost: $10,156)		10,156

Value
TOTAL INVESTMENTS IN SECURITIES — 99.45%
(Cost: $36,110,056)[d]	$35,117,161
Other Assets, Less Liabilities — 0.55%	195,957

NET ASSETS — 100.00%	$35,313,118

[a]	Non-income earning security.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $37,023,369. Net unrealized depreciation was $1,906,208, of which $1,825,302 represented gross unrealized appreciation on securities and $3,731,510 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$35,107,005	$—	$—	$35,107,005
Money market funds	10,156	—	—	10,156

Total	$35,117,161	$—	$—	$35,117,161

See notes to financial statements.

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited)

iSHARES® MSCI GERMANY SMALL-CAP ETF

February 28, 2017

Security	Shares	Value
COMMON STOCKS — 94.97%

AEROSPACE & DEFENSE — 5.20%
MTU Aero Engines AG	8,936	$1,137,548
OHB SE	883	18,625

		1,156,173
AUTO COMPONENTS — 2.44%
ElringKlinger AGa	4,907	88,954
Grammer AG	1,888	113,129
LEONI AGa	5,623	226,393
SAF-Holland SA	7,807	113,029

		541,505
AUTOMOBILES — 0.13%
EDAG Engineering Group AGa	1,730	28,861

		28,861
BANKS — 0.21%
comdirect bank AG	4,861	47,707

		47,707
BIOTECHNOLOGY — 0.11%
Biotest AG	1,195	23,561

		23,561
BUILDING PRODUCTS — 0.66%
BRAAS Monier Building Group SA	4,449	119,133
CENTROTEC Sustainable AG	1,506	27,829

		146,962
CAPITAL MARKETS — 1.78%
AURELIUS Equity Opportunities SE & Co KGaA	4,017	266,950
Deutsche Beteiligungs AG	2,071	74,206
MLP AG	10,350	55,462

		396,618
CHEMICALS — 1.51%
H&R GmbH & Co. KGaA[b]	2,158	33,823
Wacker Chemie AG	2,693	302,755

		336,578
COMMERCIAL SERVICES & SUPPLIES — 1.40%
Bilfinger SEb	5,941	234,935
Cewe Stiftung & Co. KGAA	892	75,637

		310,572
COMMUNICATIONS EQUIPMENT — 0.34%
ADVA Optical Networking SEa,b	7,223	76,268

		76,268
CONSUMER FINANCE — 0.12%
Ferratum OYJ[a]	1,481	26,753

		26,753

Security	Shares	Value
DIVERSIFIED FINANCIAL SERVICES — 1.43%
GRENKE AGa	1,519	$266,325
Hypoport AGa,b	533	50,576

		316,901
ELECTRICAL EQUIPMENT — 1.22%
Nordex SEa,b	10,850	160,140
Senvion SAb	3,356	39,227
SGL Carbon SEa,b	8,423	72,032

		271,399
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.19%
Isra Vision AG	528	66,625
Jenoptik AG	8,820	197,236

		263,861
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.95%
Alstria office REIT AGa	25,054	304,427
Hamborner REIT AG	13,034	129,691

		434,118
FOOD PRODUCTS — 1.88%
KWS Saat SE	341	103,432
Suedzucker AG	12,300	314,986

		418,418
HEALTH CARE EQUIPMENT & SUPPLIES — 1.44%
Carl Zeiss Meditec AG Bearer	5,596	242,847
Draegerwerk AG & Co. KGaA	526	36,207
STRATEC Biomedical AG	816	40,762

		319,816
HEALTH CARE PROVIDERS & SERVICES — 0.65%
RHOEN-KLINIKUM AG	5,762	145,537

		145,537
HEALTH CARE TECHNOLOGY — 0.75%
CompuGroup Medical SE	4,122	165,631

		165,631
HOTELS, RESTAURANTS & LEISURE — 0.35%
bet-at-home.com AG	362	40,235
Zeal Network SE	1,227	37,537

		77,772
HOUSEHOLD DURABLES — 0.15%
Surteco SE	1,345	33,951

		33,951

16	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GERMANY SMALL-CAP ETF

February 28, 2017

Security	Shares	Value
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 2.66%
Capital Stage AG	14,144	$99,284
Uniper SEb	34,571	492,251

		591,535
INDUSTRIAL CONGLOMERATES — 3.20%
Indus Holding AG	3,156	195,178
Rheinmetall AG	6,734	516,058

		711,236
INSURANCE — 0.36%
Wuestenrot & Wuerttembergische AG	4,034	79,301

		79,301
INTERNET & DIRECT MARKETING RETAIL — 1.20%
Takkt AG	5,646	127,398
zooplus AGa,b	970	139,096

		266,494
INTERNET SOFTWARE & SERVICES — 0.45%
XING AG	484	98,951

		98,951
IT SERVICES — 6.27%
Bechtle AG	2,520	263,384
CANCOM SEa	2,817	138,487
GFT Technologies SEa	2,719	57,510
Wirecard AGa	20,176	934,419

		1,393,800
LIFE SCIENCES TOOLS & SERVICES — 3.82%
Evotec AGb	21,353	165,476
Gerresheimer AG	5,404	424,987
MorphoSys AGa,b	4,517	258,275

		848,738
MACHINERY — 13.08%
DEUTZ AG	15,601	94,410
DMG Mori AG	6,762	328,512
Duerr AG	4,466	371,673
Gesco AG	1,545	38,490
Heidelberger Druckmaschinen AGa,b	42,092	105,108
KION Group AG	11,217	656,270
Koenig & Bauer AGb	2,275	128,921
Krones AGa	2,447	254,558
NORMA Group SE	5,462	235,813
Pfeiffer Vacuum Technology AGa	1,189	127,607
Rational AG	585	268,602
SLM Solutions Group AGa,b	2,166	89,532

Security	Shares	Value
Vossloh AGa,b	1,786	$115,007
Wacker Neuson SE	4,829	92,286

		2,906,789
MEDIA — 2.70%
Borussia Dortmund GmbH & Co. KGaA	11,084	61,009
CTS Eventim AG & Co. KGaA	8,232	300,208
Stroeer SE & Co. KGaA[a]	4,757	238,662

		599,879
METALS & MINING — 2.62%
Aurubis AG	5,803	335,753
Salzgitter AG	6,697	245,581

		581,334
OIL, GAS & CONSUMABLE FUELS — 0.24%
VERBIO Vereinigte BioEnergie AG	3,795	52,685

		52,685
PHARMACEUTICALS — 2.93%
STADA Arzneimittel AG	10,709	650,332

		650,332
PROFESSIONAL SERVICES — 0.76%
Amadeus Fire AG	895	74,019
Bertrandt AG	960	95,542

		169,561
REAL ESTATE MANAGEMENT & DEVELOPMENT — 12.07%
ADLER Real Estate AGa,b	4,064	65,618
ADO Properties SAc	4,934	182,740
Deutsche Euroshop AG	7,867	326,981
DIC Asset AG	7,672	77,283
Grand City Properties SA	19,851	379,370
LEG Immobilien AG	10,856	897,353
PATRIZIA Immobilien AGb	7,225	135,696
TAG Immobilien AG	22,616	309,889
TLG Immobilien AG	12,753	246,838
WCM Beteiligungs & Grundbesitz-AGa,b	19,305	60,105

		2,681,873
ROAD & RAIL — 0.92%
Sixt Leasing SE	2,128	40,046
Sixt SEa	2,073	106,449
VTG AG	1,732	57,522

		204,017
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.38%
AIXTRON SEb	18,433	63,344
Dialog Semiconductor PLC[b]	13,151	695,149

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GERMANY SMALL-CAP ETF

February 28, 2017

Security	Shares	Value
Manz AGa,b	802	$33,764
Siltronic AGb	2,065	127,663
SMA Solar Technology AGa	2,090	52,834

		972,754
SOFTWARE — 2.48%
Nemetschek SE	2,650	143,920
RIB Software AGa	6,047	78,295
Software AG	8,838	328,835

		551,050
SPECIALTY RETAIL — 0.19%
Hornbach Baumarkt AG	1,369	43,234

		43,234
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.72%
Diebold Nixdorf AG	1,424	103,983
S&T AGa	5,663	56,204

		160,187
TEXTILES, APPAREL & LUXURY GOODS — 0.42%
Bijou Brigitte AG	697	43,083
Gerry Weber International AGa	4,345	49,171

		92,254
THRIFTS & MORTGAGE FINANCE — 2.60%
Aareal Bank AG	10,275	380,609
Deutsche Pfandbriefbank AGc	18,516	196,751

		577,360
TRADING COMPANIES & DISTRIBUTORS — 1.10%
BayWa AGa	2,309	75,581
Kloeckner & Co. SEb	12,876	169,247

		244,828
TRANSPORTATION INFRASTRUCTURE — 0.38%
Hamburger Hafen und Logistik AG	4,220	83,832

		83,832
WIRELESS TELECOMMUNICATION SERVICES — 4.51%
Drillisch AGa	7,540	342,914
Freenet AG	21,999	658,389

		1,001,303

TOTAL COMMON STOCKS
(Cost: $20,624,926)		21,102,289

PREFERRED STOCKS — 4.73%

BIOTECHNOLOGY — 0.29%
Biotest AG	3,405	63,372

		63,372

Security	Shares	Value
CONSTRUCTION MATERIALS — 0.20%
STO SE & Co. KGaA	437	$43,464

		43,464
HEALTH CARE EQUIPMENT & SUPPLIES — 2.60%
Draegerwerk AG & Co. KGaA	1,308	118,737
Sartorius AG	6,108	459,777

		578,514
MACHINERY — 1.12%
Jungheinrich AG	8,228	249,833

		249,833
ROAD & RAIL — 0.52%
Sixt SE	2,863	114,829

		114,829

TOTAL PREFERRED STOCKS
(Cost: $839,154)		1,050,012

SHORT-TERM INVESTMENTS — 18.29%

MONEY MARKET FUNDS — 18.29%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.98%[d,e,f]	4,057,085	4,058,708
BlackRock Cash Funds: Treasury, SL Agency Shares
0.47%[d,e]	5,799	5,799

		4,064,507

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,062,996)		4,064,507

TOTAL INVESTMENTS IN SECURITIES — 117.99%
(Cost: $25,527,076)[g]		26,216,808
Other Assets, Less Liabilities — (17.99)%		(3,996,697)

NET ASSETS — 100.00%		$22,220,111

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
c	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[g]	The cost of investments for federal income tax purposes was $25,672,266. Net unrealized appreciation was $544,542, of which $3,169,817 represented gross unrealized appreciation on securities and $2,625,275 represented gross unrealized depreciation on securities.

18	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GERMANY SMALL-CAP ETF

February 28, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$21,102,289	$—	$—	$21,102,289
Preferred stocks	1,050,012	—	—	1,050,012
Money market funds	4,064,507	—	—	4,064,507

Total	$26,216,808	$—	$—	$26,216,808

See notes to financial statements.

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited)

iSHARES® MSCI IRELAND CAPPED ETF

February 28, 2017

Security	Shares	Value
COMMON STOCKS — 99.88%

AIRLINES — 3.94%
Ryanair Holdings PLC ADR[a]	30,204	$2,469,177

		2,469,177
BANKS — 6.17%
Bank of Ireland[a]	11,033,209	2,626,150
Permanent TSB Group Holdings PLC[a]	440,645	1,240,808

		3,866,958
BEVERAGES — 3.01%
C&C Group PLC	458,877	1,887,022

		1,887,022
BUILDING PRODUCTS — 4.37%
Kingspan Group PLC	89,008	2,742,817

		2,742,817
CONSTRUCTION MATERIALS — 22.18%
CRH PLC	410,911	13,913,342

		13,913,342
CONTAINERS & PACKAGING — 4.38%
Smurfit Kappa Group PLC	103,063	2,749,367

		2,749,367
DIVERSIFIED FINANCIAL SERVICES — 0.19%
IFG Group PLC	63,753	119,907

		119,907
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 7.12%
Green REIT PLC	1,138,491	1,633,177
Hibernia REIT PLC	1,203,634	1,547,567
Irish Residential Properties REIT PLC	1,010,016	1,287,891

		4,468,635
FOOD & STAPLES RETAILING — 0.63%
Total Produce PLC	202,567	396,056

		396,056
FOOD PRODUCTS — 20.40%
Glanbia PLC	152,524	2,995,090
Kerry Group PLC Class A	111,760	8,609,822
Origin Enterprises PLC	176,196	1,191,318

		12,796,230
HEALTH CARE PROVIDERS & SERVICES — 3.92%
UDG Healthcare PLC	286,915	2,461,771

		2,461,771

Security	Shares	Value
HOTELS, RESTAURANTS & LEISURE — 12.33%
Dalata Hotel Group PLC[a]	327,085	$1,529,266
Paddy Power Betfair PLC	56,494	6,207,156

		7,736,422
INSURANCE — 0.23%
FBD Holdings PLC[a]	17,158	143,122

		143,122
INTERNET SOFTWARE & SERVICES — 0.25%
Datalex PLC	44,381	157,983

		157,983
LIFE SCIENCES TOOLS & SERVICES — 4.31%
ICON PLC[a]	32,284	2,704,431

		2,704,431
MARINE — 2.57%
Irish Continental Group PLC	300,673	1,613,450

		1,613,450
PROFESSIONAL SERVICES — 0.15%
CPL Resources PLC	14,926	93,735

		93,735
SPECIALTY RETAIL — 0.17%
Applegreen PLC[a]	21,482	107,286

		107,286
TRADING COMPANIES & DISTRIBUTORS — 3.56%
Grafton Group PLC	284,651	2,231,584

		2,231,584

TOTAL COMMON STOCKS
(Cost: $66,834,113)		62,659,295

TOTAL INVESTMENTS IN SECURITIES — 99.88%
(Cost: $66,834,113)[b]		62,659,295
Other Assets, Less Liabilities — 0.12%		72,423

NET ASSETS — 100.00%		$62,731,718

ADR  —  American Depositary Receipts

[a]	Non-income earning security.
[b]	The cost of investments for federal income tax purposes was $67,775,202. Net unrealized depreciation was $5,115,907, of which $3,368,299 represented gross unrealized appreciation on securities and $8,484,206 represented gross unrealized depreciation on securities.

20	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI IRELAND CAPPED ETF

February 28, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$62,659,295	$—	$—	$62,659,295

Total	$62,659,295	$—	$—	$62,659,295

See notes to financial statements.

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited)

iSHARES® MSCI NEW ZEALAND CAPPED ETF

February 28, 2017

Security	Shares	Value
COMMON STOCKS — 99.75%

AIR FREIGHT & LOGISTICS — 1.84%
Freightways Ltd.	535,236	$2,709,766

		2,709,766
AIRLINES — 2.30%
Air New Zealand Ltd.	1,979,889	3,386,572

		3,386,572
CONSTRUCTION MATERIALS — 10.09%
Fletcher Building Ltd.	2,125,682	14,851,277

		14,851,277
DIVERSIFIED TELECOMMUNICATION SERVICES — 12.70%
Chorus Ltd.	1,391,340	4,166,026
Spark New Zealand Ltd.	5,601,023	14,542,872

		18,708,898
ELECTRIC UTILITIES — 13.21%
Contact Energy Ltd.	2,117,949	7,490,533
Genesis Energy Ltd.	1,783,523	2,702,409
Infratil Ltd.	1,860,152	3,881,348
Mercury NZ Ltd.	2,360,718	5,378,276

		19,452,566
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 8.86%
Argosy Property Ltd.	2,914,127	2,107,642
Goodman Property Trust	3,609,090	3,275,894
Kiwi Property Group Ltd.	4,314,180	4,461,929
Precinct Properties New Zealand Ltd.	3,650,964	3,208,279

		13,053,744
FOOD PRODUCTS — 2.86%
a2 Milk Co. Ltd.[a,b]	2,465,752	4,208,717

		4,208,717
HEALTH CARE EQUIPMENT & SUPPLIES — 7.66%
Fisher & Paykel Healthcare Corp. Ltd.	1,713,069	11,287,080

		11,287,080
HEALTH CARE PROVIDERS & SERVICES — 7.77%
Metlifecare Ltd.	509,260	2,224,666
Ryman Healthcare Ltd.	1,014,498	6,508,234
Summerset Group Holdings Ltd.	721,634	2,708,774

		11,441,674
HEALTH CARE TECHNOLOGY — 0.23%
Orion Health Group Ltd.[a]	237,421	334,844

		334,844

Security	Shares	Value
HOTELS, RESTAURANTS & LEISURE — 4.01%
SKYCITY Entertainment Group Ltd.	1,979,859	$5,899,563

		5,899,563
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 4.47%
Meridian Energy Ltd.	3,371,477	6,583,735

		6,583,735
INTERNET & DIRECT MARKETING RETAIL — 3.46%
Trade Me Group Ltd.	1,356,860	5,093,200

		5,093,200
MEDIA — 2.48%
Sky Network Television Ltd.	1,327,684	3,648,940

		3,648,940
OIL, GAS & CONSUMABLE FUELS — 4.87%
New Zealand Refining Co. Ltd. (The)	658,211	1,285,338
Z Energy Ltd.	1,128,715	5,885,833

		7,171,171
SOFTWARE — 2.42%
Xero Ltd.[a,b]	262,266	3,569,850

		3,569,850
TRANSPORTATION INFRASTRUCTURE — 10.52%
Auckland International Airport Ltd.	2,917,580	15,488,423

		15,488,423

TOTAL COMMON STOCKS
(Cost: $147,204,211)		146,890,020

SHORT-TERM INVESTMENTS — 3.15%

MONEY MARKET FUNDS — 3.15%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.98%[c,d,e]	4,602,606	4,604,447
BlackRock Cash Funds: Treasury, SL Agency Shares
0.47%[c,d]	38,019	38,019

		4,642,466

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,641,891)		4,642,466

22	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI NEW ZEALAND CAPPED ETF

February 28, 2017

Value
TOTAL INVESTMENTS IN SECURITIES — 102.90%
(Cost: $151,846,102)[f]	$151,532,486
Other Assets, Less Liabilities — (2.90)%	(4,268,950)

NET ASSETS — 100.00%	$147,263,536

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments for federal income tax purposes was $154,087,221. Net unrealized depreciation was $2,554,735, of which $5,671,770 represented gross unrealized appreciation on securities and $8,226,505 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$146,890,020	$—	$—	$146,890,020
Money market funds	4,642,466	—	—	4,642,466

Total	$151,532,486	$—	$—	$151,532,486

See notes to financial statements.

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited)

iSHARES® MSCI NORWAY CAPPED ETF

February 28, 2017

Security	Shares	Value
COMMON STOCKS — 99.67%

AIRLINES — 0.85%
Norwegian Air Shuttle ASA[a,b]	6,748	$212,113

		212,113
AUTO COMPONENTS — 0.35%
Kongsberg Automotive ASA[a]	128,812	86,467

		86,467
BANKS — 15.35%
DNB ASA	196,484	3,232,670
Skandiabanken ASA[a,c]	12,904	118,890
Sparebank 1 Nord Norge	26,937	190,166
SpareBank 1 SMN	31,192	268,724

		3,810,450
CHEMICALS — 5.60%
Borregaard ASA	25,148	282,854
Yara International ASA	29,062	1,106,862

		1,389,716
CONSUMER FINANCE — 0.27%
B2Holding ASA[a]	36,610	66,585

		66,585
DIVERSIFIED FINANCIAL SERVICES — 1.08%
Aker ASA Class A	6,309	267,236

		267,236
DIVERSIFIED TELECOMMUNICATION SERVICES — 9.90%
Telenor ASA	150,155	2,456,064

		2,456,064
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.33%
IDEX ASA[a]	107,934	82,009

		82,009
ENERGY EQUIPMENT & SERVICES — 8.77%
Akastor ASA[a,b]	56,099	85,921
Aker Solutions ASA[a]	37,934	220,278
BW Offshore Ltd.[a]	18,062	50,572
Ocean Yield ASA	16,302	117,037
Petroleum Geo-Services ASA[a]	78,969	222,525
Seadrill Ltd.[a,b]	81,248	139,993
Subsea 7 SAa,b	58,088	823,638
TGS Nopec Geophysical Co. ASA	23,408	515,363

		2,175,327
FOOD PRODUCTS — 13.91%
Austevoll Seafood ASA	22,625	200,333
Bakkafrost P/F	9,007	336,468

Security	Shares	Value
Leroy Seafood Group ASA	7,002	$370,821
Marine Harvest ASA	62,762	1,100,936
Norway Royal Salmon ASA	2,574	52,667
Orkla ASA	123,553	1,090,302
Salmar ASA	11,805	299,315

		3,450,842
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.36%
Scatec Solar ASA[b,c]	19,746	89,783

		89,783
INSURANCE — 6.05%
Gjensidige Forsikring ASA	43,622	684,289
Protector Forsikring ASA	16,151	130,447
Storebrand ASA[a]	101,480	687,272

		1,502,008
INTERNET SOFTWARE & SERVICES — 0.50%
Opera Software ASA	28,535	123,600

		123,600
IT SERVICES — 0.88%
Atea ASA	20,121	217,886

		217,886
MACHINERY — 0.38%
Hexagon Composites ASA[a,b]	27,870	93,374

		93,374
MARINE — 1.41%
Golden Ocean Group Ltd.[a,b]	19,101	125,705
Stolt-Nielsen Ltd.	7,679	124,961
Wilh Wilhelmsen ASA[a]	20,406	100,109

		350,775
MEDIA — 3.45%
Schibsted ASA	15,531	411,070
Schibsted ASA Class B	18,288	445,310

		856,380
METALS & MINING — 5.71%
Norsk Hydro ASA	249,685	1,418,218

		1,418,218
MULTILINE RETAIL — 0.51%
Europris ASA[c]	28,485	125,428

		125,428
OIL, GAS & CONSUMABLE FUELS — 20.09%
Aker BP ASA	23,111	407,889
BW LPG Ltd.[c]	20,956	102,682
DNO ASA[a,b]	164,827	158,075

24	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI NORWAY CAPPED ETF

February 28, 2017

Security	Shares	Value
Frontline Ltd./Bermuda[b]	20,484	$143,385
Hoegh LNG Holdings Ltd.	12,507	136,558
Statoil ASA	227,322	4,036,517

		4,985,106
REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.64%
Entra ASA[c]	22,529	257,441
Norwegian Property ASA	57,134	71,440
Selvaag Bolig ASA	16,696	79,111

		407,992
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.82%
Nordic Semiconductor ASA[a,b]	31,920	121,838
REC Silicon ASA[a,b]	564,562	82,955

		204,793
SPECIALTY RETAIL — 1.03%
XXL ASA[c]	22,861	255,763

		255,763
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.43%
Thin Film Electronics ASA[a,b]	233,745	106,561

		106,561

TOTAL COMMON STOCKS
(Cost: $29,028,718)		24,734,476

SHORT-TERM INVESTMENTS — 5.37%

MONEY MARKET FUNDS — 5.37%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.98%[d,e,f]	1,317,499	1,318,026

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.47%[d,e]	14,186	$14,186

		1,332,212

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,331,738)		1,332,212

TOTAL INVESTMENTS IN SECURITIES — 105.04%
(Cost: $30,360,456)[g]		26,066,688
Other Assets, Less Liabilities — (5.04)%		(1,250,458)

NET ASSETS — 100.00%		$24,816,230

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[g]	The cost of investments for federal income tax purposes was $32,737,983. Net unrealized depreciation was $6,671,295, of which $1,115,514 represented gross unrealized appreciation on securities and $7,786,809 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$24,734,476	$—	$—	$24,734,476
Money market funds	1,332,212	—	—	1,332,212

Total	$26,066,688	$—	$—	$26,066,688

See notes to financial statements.

SCHEDULES OF INVESTMENTS	25

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

February 28, 2017

	iShares MSCI Denmark Capped ETF	iShares MSCI Finland Capped ETF	iShares MSCI Germany Small-Cap ETF

ASSETS
Investments, at cost:
Unaffiliated	$61,221,617	$36,099,900	$21,464,079
Affiliated (Note 2)	1,004,360	10,156	4,062,997

Total cost of investments	$62,225,977	$36,110,056	$25,527,076

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$58,755,951	$35,107,005	$22,152,301
Affiliated (Note 2)	1,004,624	10,156	4,064,507

Total fair value of investments	59,760,575	35,117,161	26,216,808
Foreign currency, at value[b]	54,537	21,194	8,896
Receivables:
Investment securities sold	736,997	413,547	21,990
Dividends and interest	1,368	5	8,585
Tax reclaims	359,964	—	35,298
Foreign withholding tax claims (Note 7)	—	319,232	—

Total Assets	60,913,441	35,871,139	26,291,577

LIABILITIES
Payables:
Investment securities purchased	688,326	391,473	4,623
Collateral for securities on loan (Note 1)	999,349	—	4,056,889
IRS compliance fee for foreign withholding tax claims (Note 7)	—	99,047	—
Professional fees (Note 7)	—	53,173	—
Investment advisory fees (Note 2)	24,060	14,328	9,954

Total Liabilities	1,711,735	558,021	4,071,466

NET ASSETS	$59,201,706	$35,313,118	$22,220,111

Net assets consist of:
Paid-in capital	$64,714,456	$36,875,132	$22,478,101
Undistributed (distributions in excess of) net investment income	(13,131)	230,518	(25,897)
Accumulated net realized loss	(3,022,263)	(783,648)	(919,778)
Net unrealized appreciation (depreciation)	(2,477,356)	(1,008,884)	687,685

NET ASSETS	$59,201,706	$35,313,118	$22,220,111

Shares outstanding[c]	1,100,000	1,050,000	500,000

Net asset value per share	$53.82	$33.63	$44.44

[a]	Securities on loan with values of $957,531, $ — and $3,899,435, respectively. See Note 1.
[b]	Cost of foreign currency: $54,512, $21,519 and $8,840, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

26	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

February 28, 2017

	iShares MSCI Ireland Capped ETF	iShares MSCI New Zealand Capped ETF	iShares MSCI Norway Capped ETF

ASSETS
Investments, at cost:
Unaffiliated	$66,834,113	$147,204,211	$29,028,718
Affiliated (Note 2)	—	4,641,891	1,331,738

Total cost of investments	$66,834,113	$151,846,102	$30,360,456

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$62,659,295	$146,890,020	$24,734,476
Affiliated (Note 2)	—	4,642,466	1,332,212

Total fair value of investments	62,659,295	151,532,486	26,066,688
Foreign currency, at value[b]	23,012	220,918	8,213
Receivables:
Investment securities sold	2,337,442	480,466	373,591
Dividends	4,280	167,196	66,233
Capital shares sold	—	5,667	—
Tax reclaims	20,481	—	1,658

Total Assets	65,044,510	152,406,733	26,516,383

LIABILITIES
Payables:
Investment securities purchased	1,954,713	489,753	372,902
Collateral for securities on loan (Note 1)	—	4,603,382	1,317,343
Due to custodian	334,776	—	—
Investment advisory fees (Note 2)	23,303	50,062	9,908

Total Liabilities	2,312,792	5,143,197	1,700,153

NET ASSETS	$62,731,718	$147,263,536	$24,816,230

Net assets consist of:
Paid-in capital	$71,347,598	$149,903,290	$33,078,675
Undistributed (distributions in excess of) net investment income	(122,784)	(13,213)	63,281
Accumulated net realized loss	(4,317,462)	(2,313,705)	(4,031,860)
Net unrealized depreciation	(4,175,634)	(312,836)	(4,293,866)

NET ASSETS	$62,731,718	$147,263,536	$24,816,230

Shares outstanding[c]	1,600,000	3,400,000	1,100,000

Net asset value per share	$39.21	$43.31	$22.56

[a]	Securities on loan with values of $ —, $4,384,386 and $1,227,417, respectively. See Note 1.
[b]	Cost of foreign currency: $22,832, $220,676 and $8,198, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	27

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended February 28, 2017

	iShares MSCI Denmark Capped ETF	iShares MSCI Finland Capped ETF	iShares MSCI Germany Small-Cap ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$103,627	$15,320	$12,436
Dividends — affiliated (Note 2)	39	23	21
Securities lending income — affiliated — net (Note 2)	20,566	—	46,128

Total investment income	124,232	15,343	58,585

EXPENSES
Investment advisory fees (Note 2)	135,784	93,973	65,249
Professional fees (Note 7)	—	6,277	—

Total expenses	135,784	100,250	65,249

Net investment loss	(11,552)	(84,907)	(6,664)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(839,387)	(340,927)	97,388
Investments — affiliated (Note 2)	146	—	309
In-kind redemptions — unaffiliated	—	1,087,976	48,829
Foreign currency transactions	(7,370)	(4,494)	3,302
Realized gain distributions from affiliated funds	—	—	1

Net realized gain (loss)	(846,611)	742,555	149,829

Net change in unrealized appreciation/depreciation on:
Investments	(59,189)	(29,280)	343,925
Translation of assets and liabilities in foreign currencies	(15,563)	(15,135)	(1,526)

Net change in unrealized appreciation/depreciation	(74,752)	(44,415)	342,399

Net realized and unrealized gain (loss)	(921,363)	698,140	492,228

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(932,915)	$613,233	$485,564

[a]	Net of foreign withholding tax of $18,422, $698 and $2,566, respectively.

See notes to financial statements.

28	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended February 28, 2017

	iShares MSCI Ireland Capped ETF	iShares MSCI New Zealand Capped ETF	iShares MSCI Norway Capped ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$605,096	$4,174,616	$321,311
Dividends — affiliated (Note 2)	64	306	42
Securities lending income — affiliated — net (Note 2)	—	29,407	61,942

Total investment income	605,160	4,204,329	383,295

EXPENSES
Investment advisory fees (Note 2)	217,803	347,738	73,586

Total expenses	217,803	347,738	73,586

Net investment income	387,357	3,856,591	309,709

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(1,445,183)	(936,672)	(987,240)
Investments — affiliated (Note 2)	—	490	209
In-kind redemptions — unaffiliated	3,190,155	9,380,949	1,303,581
Foreign currency transactions	(21,453)	(76,910)	(5,487)
Realized gain distributions from affiliated funds	—	1	1

Net realized gain	1,723,519	8,367,858	311,064

Net change in unrealized appreciation/depreciation on:
Investments	(3,841,662)	(22,890,713)	2,576,310
Translation of assets and liabilities in foreign currencies	(1,574)	345	344

Net change in unrealized appreciation/depreciation	(3,843,236)	(22,890,368)	2,576,654

Net realized and unrealized gain (loss)	(2,119,717)	(14,522,510)	2,887,718

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,732,360)	$(10,665,919)	$3,197,427

[a]	Net of foreign withholding tax of $12,548, $719,062 and $63,857, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	29

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares MSCI Denmark Capped ETF		iShares MSCI Finland Capped ETF
	Six months ended February 28, 2017 (Unaudited)	Year ended August 31, 2016	Six months ended February 28, 2017 (Unaudited)	Year ended August 31, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$(11,552)	$1,036,603	$(84,907)	$1,308,115
Net realized gain (loss)	(846,611)	(2,617,069)	742,555	(752,842)
Net change in unrealized appreciation/depreciation	(74,752)	2,613,857	(44,415)	2,795,142

Net increase (decrease) in net assets resulting from operations	(932,915)	1,033,391	613,233	3,350,415

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(35,119)	(947,962)	(18,084)	(966,760)

Total distributions to shareholders	(35,119)	(947,962)	(18,084)	(966,760)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	12,241,312	123,953,924	6,450,426	21,961,223
Cost of shares redeemed	—	(124,704,602)	(9,900,259)	(9,664,730)

Net increase (decrease) in net assets from capital share transactions	12,241,312	(750,678)	(3,449,833)	12,296,493

INCREASE (DECREASE) IN NET ASSETS	11,273,278	(665,249)	(2,854,684)	14,680,148

NET ASSETS
Beginning of period	47,928,428	48,593,677	38,167,802	23,487,654

End of period	$59,201,706	$47,928,428	$35,313,118	$38,167,802

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(13,131)	$33,540	$230,518	$333,509

SHARES ISSUED AND REDEEMED
Shares sold	250,000	2,250,000	200,000	700,000
Shares redeemed	—	(2,300,000)	(300,000)	(300,000)

Net increase (decrease) in shares outstanding	250,000	(50,000)	(100,000)	400,000

See notes to financial statements.

30	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares MSCI Germany Small-Cap ETF		iShares MSCI Ireland Capped ETF
	Six months ended February 28, 2017 (Unaudited)	Year ended August 31, 2016	Six months ended February 28, 2017 (Unaudited)	Year ended August 31, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$(6,664)	$436,772	$387,357	$1,989,541
Net realized gain (loss)	149,829	(377,777)	1,723,519	5,580,001
Net change in unrealized appreciation/depreciation	342,399	2,073,010	(3,843,236)	(12,385,602)

Net increase (decrease) in net assets resulting from operations	485,564	2,132,005	(1,732,360)	(4,816,060)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(51,587)	(399,725)	(331,757)	(2,173,143)

Total distributions to shareholders	(51,587)	(399,725)	(331,757)	(2,173,143)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	—	—	—	17,760,405
Cost of shares redeemed	(1,992,375)	(3,976,338)	(59,799,719)	(63,671,347)

Net decrease in net assets from capital share transactions	(1,992,375)	(3,976,338)	(59,799,719)	(45,910,942)

DECREASE IN NET ASSETS	(1,558,398)	(2,244,058)	(61,863,836)	(52,900,145)

NET ASSETS
Beginning of period	23,778,509	26,022,567	124,595,554	177,495,699

End of period	$22,220,111	$23,778,509	$62,731,718	$124,595,554

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(25,897)	$32,354	$(122,784)	$(178,384)

SHARES ISSUED AND REDEEMED
Shares sold	—	—	—	450,000
Shares redeemed	(50,000)	(100,000)	(1,600,000)	(1,650,000)

Net decrease in shares outstanding	(50,000)	(100,000)	(1,600,000)	(1,200,000)

See notes to financial statements.

FINANCIAL STATEMENTS	31

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares MSCI New Zealand Capped ETF		iShares MSCI Norway Capped ETF
	Six months ended February 28, 2017 (Unaudited)	Year ended August 31, 2016	Six months ended February 28, 2017 (Unaudited)	Year ended August 31, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$3,856,591	$2,724,579	$309,709	$754,477
Net realized gain (loss)	8,367,858	211,233	311,064	(5,819,203)
Net change in unrealized appreciation/depreciation	(22,890,368)	33,175,736	2,576,654	4,969,829

Net increase (decrease) in net assets resulting from operations	(10,665,919)	36,111,548	3,197,427	(94,897)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(3,873,318)	(2,843,446)	(317,765)	(742,180)

Total distributions to shareholders	(3,873,318)	(2,843,446)	(317,765)	(742,180)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	39,735,065	92,950,854	4,481,315	12,537,865
Cost of shares redeemed	(49,114,979)	(19,380,405)	(9,006,484)	(15,833,684)

Net increase (decrease) in net assets from capital share transactions	(9,379,914)	73,570,449	(4,525,169)	(3,295,819)

INCREASE (DECREASE) IN NET ASSETS	(23,919,151)	106,838,551	(1,645,507)	(4,132,896)

NET ASSETS
Beginning of period	171,182,687	64,344,136	26,461,737	30,594,633

End of period	$147,263,536	$171,182,687	$24,816,230	$26,461,737

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(13,213)	$3,514	$63,281	$71,337

SHARES ISSUED AND REDEEMED
Shares sold	900,000	2,200,000	200,000	600,000
Shares redeemed	(1,150,000)	(550,000)	(400,000)	(800,000)

Net increase (decrease) in shares outstanding	(250,000)	1,650,000	(200,000)	(200,000)

See notes to financial statements.

32	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI Denmark Capped ETF
	Six months ended Feb. 28, 2017 (Unaudited)	Year ended Aug. 31, 2016	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Period from Jan. 25, 2012[a] to Aug. 31, 2012
Net asset value, beginning of period	$56.39	$53.99	$50.53	$37.64	$29.32	$26.12

Income from investment operations:
Net investment income (loss)[b]	(0.01)	0.76	0.84	0.65	0.33	0.32
Net realized and unrealized gain (loss)[c]	(2.53)	2.27	3.43	12.66	8.40	3.20

Total from investment operations	(2.54)	3.03	4.27	13.31	8.73	3.52

Less distributions from:
Net investment income	(0.03)	(0.63)	(0.81)	(0.42)	(0.41)	(0.32)

Total distributions	(0.03)	(0.63)	(0.81)	(0.42)	(0.41)	(0.32)

Net asset value, end of period	$53.82	$56.39	$53.99	$50.53	$37.64	$29.32

Total return	(4.50)%[d]	5.63%	8.43%	35.33%	29.94%	13.58%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$59,202	$47,928	$48,594	$60,635	$9,410	$5,864
Ratio of expenses to average net assets[e]	0.53%	0.53%	0.53%	0.53%	0.53%	0.53%
Ratio of net investment income to average net assets[e]	(0.05)%	1.38%	1.62%	1.32%	0.96%	1.87%
Portfolio turnover rate[f]	9%[d]	40%	9%	9%	12%	12%[d]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	33

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI Finland Capped ETF
	Six months ended Feb. 28, 2017 (Unaudited)	Year ended Aug. 31, 2016	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Period from Jan. 25, 2012[a] to Aug. 31, 2012
Net asset value, beginning of period	$33.19	$31.32	$34.52	$27.57	$22.10	$25.63

Income from investment operations:
Net investment income (loss)[b]	(0.08)	1.51 [c]	0.56	1.72	0.90	1.01
Net realized and unrealized gain (loss)[d]	0.54	1.13	(3.25)	6.37	5.47	(3.50)

Total from investment operations	0.46	2.64	(2.69)	8.09	6.37	(2.49)

Less distributions from:
Net investment income	(0.02)	(0.77)	(0.51)	(1.14)	(0.90)	(1.00)
Return of capital	—	—	—	—	—	(0.04)

Total distributions	(0.02)	(0.77)	(0.51)	(1.14)	(0.90)	(1.04)

Net asset value, end of period	$33.63	$33.19	$31.32	$34.52	$27.57	$22.10

Total return	1.32%[e]	8.60%[c]	(7.90)%	29.25%	29.10%	(9.52)%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$35,313	$38,168	$23,488	$36,246	$9,651	$2,210
Ratio of expenses to average net assets[f]	0.57%	0.72%	0.53%	0.53%	0.53%	0.53%
Ratio of expenses to average net assets excluding professional fees for foreign withholding tax claims (Note 7)[f]	0.53%	0.53%	n/a	n/a	n/a	n/a
Ratio of net investment income to average net assets[f]	(0.48)%	4.72%[c]	1.68%	4.95%	3.38%	7.04%
Portfolio turnover rate[g]	5%[e]	21%	12%	14%	12%	11%[e]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	Reflects the one-time, positive effect of foreign withholding tax claims, net of the associated IRS compliance fees and professional fees (See Note 7), which resulted in the following increases:
•	Net investment income per share by $0.42
•	Total return by 1.05%
•	Ratio of net investment income to average net assets by 1.32%
[d]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

34	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI Germany Small-Cap ETF
	Six months ended Feb. 28, 2017 (Unaudited)	Year ended Aug. 31, 2016	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Period from Jan. 25, 2012[a] to Aug. 31, 2012
Net asset value, beginning of period	$43.23	$40.03	$38.93	$34.54	$26.69	$25.84

Income from investment operations:
Net investment income (loss)[b]	(0.01)	0.71	0.53	0.70	0.67	0.57
Net realized and unrealized gain[c]	1.32	3.16	1.26	4.26	7.81	0.79

Total from investment operations	1.31	3.87	1.79	4.96	8.48	1.36

Less distributions from:
Net investment income	(0.10)	(0.67)	(0.69)	(0.57)	(0.63)	(0.51)

Total distributions	(0.10)	(0.67)	(0.69)	(0.57)	(0.63)	(0.51)

Net asset value, end of period	$44.44	$43.23	$40.03	$38.93	$34.54	$26.69

Total return	3.06%[d]	9.72%	4.61%	14.21%	31.93%	5.34%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$22,220	$23,779	$26,023	$36,983	$10,363	$2,669
Ratio of expenses to average net assets[e]	0.59%	0.59%	0.59%	0.59%	0.59%	0.59%
Ratio of net investment income to average net assets[e]	(0.06)%	1.73%	1.36%	1.72%	2.09%	3.54%
Portfolio turnover rate[f]	4%[d]	12%	18%	15%	19%	10%[d]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	35

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI Ireland Capped ETF
	Six months ended Feb. 28, 2017 (Unaudited)	Year ended Aug. 31, 2016	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012
Net asset value, beginning of period	$38.94	$40.34	$35.27	$31.16	$20.90	$19.32

Income from investment operations:
Net investment income[a]	0.16	0.49	0.52 [b]	0.47	0.56	0.38
Net realized and unrealized gain (loss)[c]	0.31	(1.33)	5.43	4.32	10.06	1.56

Total from investment operations	0.47	(0.84)	5.95	4.79	10.62	1.94

Less distributions from:
Net investment income	(0.20)	(0.56)	(0.62)	(0.68)	(0.36)	(0.36)
Net realized gain	—	—	(0.26)	—	—	—

Total distributions	(0.20)	(0.56)	(0.88)	(0.68)	(0.36)	(0.36)

Net asset value, end of period	$39.21	$38.94	$40.34	$35.27	$31.16	$20.90

Total return	1.24%[d]	(2.12)%	17.10%	15.45%	51.07%	10.11%

Ratios/Supplemental data:
Net assets, end of period (000s)	$62,732	$124,596	$177,496	$126,979	$84,121	$8,359
Ratio of expenses to average net assets[e]	0.49%	0.48%	0.48%	0.48%	0.50%	0.53%
Ratio of net investment income to average net assets[e]	0.87%	1.27%	1.41%[b]	1.30%	2.03%	1.91%
Portfolio turnover rate[f]	8%[d]	31%	26%	31%	29%	21%

[a]	Based on average shares outstanding throughout each period.
[b]	Includes a special distribution from Paddy Power PLC. Excluding such special distribution, the net investment income would have been $0.34 per share and 0.94% of average net assets.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

36	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI New Zealand Capped ETF
	Six months ended Feb. 28, 2017 (Unaudited)	Year ended Aug. 31, 2016	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012
Net asset value, beginning of period	$46.90	$32.17	$40.88	$34.14	$31.12	$32.41

Income from investment operations:
Net investment income[a]	1.17	1.21	1.87	1.68	1.45	1.25
Net realized and unrealized gain (loss)[b]	(3.40)	14.76	(8.57)	6.78	3.23	(0.50)

Total from investment operations	(2.23)	15.97	(6.70)	8.46	4.68	0.75

Less distributions from:
Net investment income	(1.36)	(1.24)	(2.01)	(1.72)	(1.66)	(2.04)

Total distributions	(1.36)	(1.24)	(2.01)	(1.72)	(1.66)	(2.04)

Net asset value, end of period	$43.31	$46.90	$32.17	$40.88	$34.14	$31.12

Total return	(4.46)%[c]	50.49%	(17.01)%	25.02%	15.15%	3.30%

Ratios/Supplemental data:
Net assets, end of period (000s)	$147,264	$171,183	$64,344	$159,446	$145,081	$104,263
Ratio of expenses to average net assets[d]	0.49%	0.48%	0.48%	0.48%	0.51%	0.53%
Ratio of net investment income to average net assets[d]	5.45%	3.05%	4.83%	4.17%	4.07%	4.21%
Portfolio turnover rate[e]	6%[c]	11%	14%	20%	26%	12%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	37

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI Norway Capped ETF
	Six months ended Feb. 28, 2017 (Unaudited)	Year ended Aug. 31, 2016	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Period from Jan. 23, 2012[a] to Aug. 31, 2012
Net asset value, beginning of period	$20.36	$20.40	$31.83	$28.33	$27.37	$25.94

Income from investment operations:
Net investment income[b]	0.24	0.64	0.64	1.09	0.92	0.82
Net realized and unrealized gain (loss)[c]	2.19	(0.06)	(11.49)	3.43	0.85	1.26

Total from investment operations	2.43	0.58	(10.85)	4.52	1.77	2.08

Less distributions from:
Net investment income	(0.23)	(0.62)	(0.58)	(1.02)	(0.81)	(0.65)

Total distributions	(0.23)	(0.62)	(0.58)	(1.02)	(0.81)	(0.65)

Net asset value, end of period	$22.56	$20.36	$20.40	$31.83	$28.33	$27.37

Total return	12.03%[d]	2.89%	(34.32)%	15.91%	6.61%	8.32%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$24,816	$26,462	$30,595	$22,280	$11,331	$5,474
Ratio of expenses to average net assets[e]	0.53%	0.53%	0.53%	0.53%	0.53%	0.53%
Ratio of net investment income to average net assets[e]	2.23%	3.23%	2.60%	3.48%	3.16%	5.16%
Portfolio turnover rate[f]	4%[d]	19%	14%	12%	10%	7%[d]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

38	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
MSCI Denmark Capped	Non-diversified
MSCI Finland Capped	Non-diversified
MSCI Germany Small-Cap	Diversified
MSCI Ireland Capped	Non-diversified
MSCI New Zealand Capped	Non-diversified
MSCI Norway Capped	Non-diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•	Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

NOTES TO FINANCIAL STATEMENTS	39

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration factors that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

40	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of February 28, 2017 are reflected in tax reclaims receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2017, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on

NOTES TO FINANCIAL STATEMENTS	41

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

On October 11, 2016, BlackRock, Inc. (“BlackRock”) implemented changes required by amendments to Rule 2a-7 under the 1940 Act, which governs the operations of U.S. money market funds. The Funds may be exposed to additional risks when reinvesting the cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00 and which may be subject to redemption gates or liquidity fees under certain circumstances.

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of February 28, 2017, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of February 28, 2017 and the total value of the related cash collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of February 28, 2017:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
MSCI Denmark Capped
Credit Suisse Securities (USA) LLC	$389,443	$389,443	$—
Deutsche Bank Securities Inc.	206,721	206,721	—
Goldman Sachs & Co.	351,149	351,149	—
JPMorgan Securities LLC	8,269	8,269	—
UBS AG	1,949	1,949	—

	$957,531	$957,531	$—

42	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
MSCI Germany Small-Cap
Citigroup Global Markets Inc.	$1,043,741	$1,043,741	$—
Credit Suisse Securities (USA) LLC	130,976	130,976	—
Deutsche Bank Securities Inc.	337,402	337,402	—
Goldman Sachs & Co.	947,781	947,781	—
JPMorgan Securities LLC	45,213	45,213	—
Merrill Lynch, Pierce, Fenner & Smith	131,640	131,640	—
Morgan Stanley & Co. LLC	464,114	464,114	—
State Street Bank & Trust Company	335,625	335,625	—
UBS AG	356,049	356,049	—
UBS Securities LLC	106,894	106,894	—

	$3,899,435	$3,899,435	$—

MSCI New Zealand Capped
Goldman Sachs & Co.	$811,515	$811,515	$—
Morgan Stanley & Co. LLC	3,060,810	3,060,810	—
UBS Securities LLC	512,061	512,061	—

	$4,384,386	$4,384,386	$—

MSCI Norway Capped
BNP Paribas New York Branch	$12,077	$12,077	$—
Citigroup Global Markets Inc.	62,650	62,650	—
Credit Suisse Securities (USA) LLC	463,961	463,961	—
Goldman Sachs & Co.	142,288	142,288	—
JPMorgan Securities LLC	93,635	93,635	—
Morgan Stanley & Co. LLC	370,322	370,322	—
Scotia Capital (USA) Inc.	33,072	33,072	—
UBS AG	49,412	49,412	—

	$1,227,417	$1,227,417	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent Trustees).

NOTES TO FINANCIAL STATEMENTS	43

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
MSCI Denmark Capped	0.53%
MSCI Finland Capped	0.53
MSCI Germany Small-Cap	0.59
MSCI Norway Capped	0.53

For its investment advisory services to each of the iShares MSCI Ireland Capped and iShares MSCI New Zealand Capped ETFs, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.59%	First $7 billion
0.54	Over $7 billion, up to and including $11 billion
0.49	Over $11 billion, up to and including $24 billion
0.44	Over $24 billion, up to and including $48 billion
0.40	Over $48 billion, up to and including $72 billion
0.36	Over $72 billion

The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

44	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For the six months ended February 28, 2017, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
MSCI Denmark Capped	$4,280
MSCI Germany Small-Cap	10,254
MSCI New Zealand Capped	6,512
MSCI Norway Capped	12,830

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended February 28, 2017, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
MSCI Denmark Capped	$2,609,644	$616,692
MSCI Finland Capped	27,234	223,949
MSCI Ireland Capped	263,653	1,201,293
MSCI Norway Capped	247,782	79,919

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended February 28, 2017 were as follows:

iShares ETF	Purchases	Sales
MSCI Denmark Capped	$4,987,551	$4,433,851
MSCI Finland Capped	1,706,854	1,660,780
MSCI Germany Small-Cap	1,312,715	991,776
MSCI Ireland Capped	7,443,634	7,592,475
MSCI New Zealand Capped	8,755,769	9,037,972
MSCI Norway Capped	1,254,900	1,229,386

NOTES TO FINANCIAL STATEMENTS	45

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

In-kind transactions (see Note 4) for the six month sended February 28, 2017 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
MSCI Denmark Capped	$11,553,887	$—
MSCI Finland Capped	6,408,044	9,816,625
MSCI Germany Small-Cap	—	1,886,589
MSCI Ireland Capped	—	59,677,934
MSCI New Zealand Capped	39,605,700	49,043,458
MSCI Norway Capped	4,473,418	8,995,726

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

5.	PRINCIPAL RISKS

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

46	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

The economies and markets of European countries are often closely connected and interdependent, and events in one European country can have an adverse impact on other European countries. The European financial markets have experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of several European countries. Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, the United Kingdom has voted to withdraw from the European Union. The referendum may introduce significant new uncertainties and instability in the financial markets as the United Kingdom negotiates its exit from the European Union.

When a fund concentrates its investments in issuers located in a single country, it assumes the risk that economic, political and social conditions in that country may have a significant impact on its investment performance.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

NOTES TO FINANCIAL STATEMENTS	47

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of August 31, 2016, the Funds’ fiscal year-end, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non- Expiring
MSCI Denmark Capped	$131,341
MSCI Finland Capped	103,008
MSCI Germany Small-Cap	384,620
MSCI Ireland Capped	885,342
MSCI New Zealand Capped	8,762,256
MSCI Norway Capped	746,411

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2017, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7.	FOREIGN WITHHOLDING TAX CLAIMS

The iShares MSCI Finland Capped ETF has filed claims to recover taxes withheld by Finland on dividend income on the basis that Finland had purportedly violated certain provisions in the Treaty on the Functioning of the European Union. The Fund has recorded a receivable for all recoverable taxes withheld by Finland based upon favorable determinations issued by the Finnish Tax Authority. The Fund continues to evaluate developments in Finland for potential impact to the receivables recorded. Finnish tax claims receivable are disclosed in the statement of assets and liabilities. Professional fees associated with the filing of tax claims in Finland resulting in the recovery of foreign withholding taxes were approved by the Board as appropriate expenses of the Fund.

The Fund, under the approval of the Board, plans to seek a closing agreement with the Internal Revenue Service (“IRS”) to address any prior years’ U.S. income tax liabilities attributable to Fund shareholders resulting from the recovery of foreign taxes. The closing agreement would result in the Fund paying a compliance fee to the IRS, on behalf of its shareholders, representing the estimated tax savings generated from foreign tax credits claimed by Fund shareholders on their tax returns in prior years. The Fund has accrued an estimated liability for the IRS compliance fee related to foreign withholding tax claims, which is disclosed in the statement of assets and liabilities. The actual IRS compliance fee may differ from the estimate and that difference may be material.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

48	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
MSCI Finland Capped	$—	$—	$0.016440	$0.016440	—%	—%	100%	100%
MSCI Germany Small-Cap	0.075243	—	0.027931	0.103174	73	—	27	100
MSCI New Zealand Capped	1.359059	—	—	1.359059	100	—	—	100

SUPPLEMENTAL INFORMATION	49

Notes:

50	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2017 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-808-0217

FEBRUARY 28, 2017

2017 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares MSCI India ETF | INDA | BATS
➢	iShares MSCI India Small-Cap ETF | SMIN | BATS

Fund Performance Overview

iSHARES® MSCI INDIA ETF

Performance as of February 28, 2017

The iShares MSCI India ETF (the “Fund”) seeks to track the investment results of an index composed of Indian equities, as represented by the MSCI India Index (“the Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2017, the total return for the Fund was 0.38%, net of fees, while the total return for the Index was 0.76%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	25.33%	25.05%	26.33%	25.33%	25.05%	26.33%
5 Years	3.27%	3.55%	3.89%	17.43%	19.03%	21.01%
Since Inception	3.75%	3.83%	4.37%	20.51%	20.99%	24.24%

The inception date of the Fund was 2/2/12. The first day of secondary market trading was 2/3/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,003.80	$3.43	$1,000.00	$1,021.40	$3.46	0.69%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 7 for more information.

ALLOCATION BY SECTOR

As of 2/28/17

Sector	Percentage of Total Investments*

Financials	21.37%
Information Technology	16.47
Consumer Discretionary	12.97
Energy	11.28
Consumer Staples	9.07
Health Care	9.01
Materials	8.98
Industrials	5.98
Telecommunication Services	2.73
Utilities	2.14

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/17

Security	Percentage of Total Investments*

Housing Development Finance Corp. Ltd.	8.43%
Infosys Ltd.	7.60
Reliance Industries Ltd.	6.56
Tata Consultancy Services Ltd.	4.76
ITC Ltd.	3.64
Axis Bank Ltd.	3.46
Tata Motors Ltd.	2.95
Sun Pharmaceuticals Industries Ltd.	2.66
Maruti Suzuki India Ltd.	2.56
Hindustan Unilever Ltd.	2.30

TOTAL	44.92%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® MSCI INDIA SMALL-CAP ETF

Performance as of February 28, 2017

The iShares MSCI India Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization Indian equities, as represented by the MSCI India Small Cap Index (“the Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2017, the total return for the Fund was 8.17%, net of fees, while the total return for the Index was 8.66%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	48.84%	49.99%	49.96%	48.84%	49.99%	49.96%
5 Years	9.15%	9.54%	9.87%	54.90%	57.72%	60.08%
Since Inception	10.03%	10.23%	10.60%	62.13%	63.63%	66.50%

The inception date of the Fund was 2/8/12. The first day of secondary market trading was 2/9/12.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,081.70	$3.87	$1,000.00	$1,021.10	$3.76	0.75%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 7 for more information.

ALLOCATION BY SECTOR

As of 2/28/17

Sector	Percentage of Total Investments*

Consumer Discretionary	22.60%
Financials	17.97
Industrials	17.43
Materials	12.43
Health Care	9.08
Information Technology	7.28
Utilities	5.06
Consumer Staples	3.60
Real Estate	1.81
Telecommunication Services	1.48
Energy	1.26

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/17

Security	Percentage of Total Investments*

Federal Bank Ltd.	1.98%
Page Industries Ltd.	1.43
Sun TV Network Ltd.	1.23
Crompton Greaves Consumer Electricals Ltd.	1.20
Reliance Infrastructure Ltd.	1.09
Aditya Birla Nuvo Ltd.	1.02
Reliance Capital Ltd.	0.98
Biocon Ltd.	0.98
Dewan Housing Finance Corp. Ltd.	0.95
Info Edge India Ltd.	0.95

TOTAL	11.81%

*	Excludes money market funds.

6	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on September 1, 2016 and held through February 28, 2017, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	7

Consolidated Schedule of Investments (Unaudited)

iSHARES® MSCI INDIA ETF

February 28, 2017

Security	Shares	Value
COMMON STOCKS — 99.82%

AUTO COMPONENTS — 1.70%
Bharat Forge Ltd.	1,186,682	$18,737,014
Bosch Ltd.	82,977	26,842,729
Motherson Sumi Systems Ltd.	4,769,278	25,033,460

		70,613,203
AUTOMOBILES — 9.50%
Bajaj Auto Ltd.	950,600	39,265,702
Hero Motocorp Ltd.	565,523	26,599,235
Mahindra & Mahindra Ltd.	4,221,416	83,022,104
Maruti Suzuki India Ltd.	1,197,680	106,315,838
Tata Motors Ltd.	17,909,451	122,606,340
Tata Motors Ltd. Class A	4,319,993	17,870,809

		395,680,028
BANKS — 8.61%
Axis Bank Ltd.	18,959,495	143,974,942
ICICI Bank Ltd.	12,526,356	51,884,343
IDFC Bank Ltd.	15,386,243	14,413,342
State Bank of India	17,587,245	70,961,856
Yes Bank Ltd.	3,542,928	77,141,906

		358,376,389
BEVERAGES — 0.63%
United Spirits Ltd.[a]	740,818	26,039,041

		26,039,041
CHEMICALS — 2.24%
Asian Paints Ltd.	3,259,719	50,039,969
UPL Ltd.	4,019,631	43,275,705

		93,315,674
CONSTRUCTION & ENGINEERING — 1.90%
Larsen & Toubro Ltd.	3,590,883	79,074,103

		79,074,103
CONSTRUCTION MATERIALS — 3.55%
ACC Ltd.	510,538	10,800,928
Ambuja Cements Ltd.	6,747,978	23,196,609
Grasim Industries Ltd.	2,326,675	34,531,126
Shree Cement Ltd.	94,712	22,871,063
Ultratech Cement Ltd.	994,847	56,282,525

		147,682,251
CONSUMER FINANCE — 1.62%
Bajaj Finance Ltd.	1,830,649	30,407,123
Mahindra & Mahindra Financial Services Ltd.	3,157,037	13,800,466

Security	Shares	Value
Shriram Transport Finance Co. Ltd.	1,670,712	$23,268,205

		67,475,794
DIVERSIFIED FINANCIAL SERVICES — 0.35%
Power Finance Corp. Ltd.	7,177,503	14,630,676

		14,630,676
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.64%
Bharti Infratel Ltd.	6,285,672	26,779,612

		26,779,612
ELECTRIC UTILITIES — 0.37%
Tata Power Co. Ltd.	12,561,524	15,551,579

		15,551,579
ELECTRICAL EQUIPMENT — 0.80%
Bharat Heavy Electricals Ltd.	6,654,300	16,202,207
Havells India Ltd.	2,831,328	17,233,571

		33,435,778
FOOD PRODUCTS — 0.59%
Nestle India Ltd.	262,126	24,571,826

		24,571,826
GAS UTILITIES — 0.67%
GAIL (India) Ltd.	3,592,309	27,831,225

		27,831,225
HEALTH CARE PROVIDERS & SERVICES — 0.41%
Apollo Hospitals Enterprise Ltd.	866,800	16,910,842

		16,910,842
HOUSEHOLD PRODUCTS — 2.29%
Hindustan Unilever Ltd.	7,355,028	95,456,206

		95,456,206
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 1.10%
NTPC Ltd.	18,691,223	45,650,358

		45,650,358
INDUSTRIAL CONGLOMERATES — 0.35%
Siemens Ltd.	806,821	14,600,324

		14,600,324
INSURANCE — 0.61%
Bajaj Finserv Ltd.	432,631	25,380,911

		25,380,911
IT SERVICES — 16.44%
HCL Technologies Ltd.	6,394,047	80,511,683
Infosys Ltd.	20,815,710	315,860,606
Tata Consultancy Services Ltd.	5,357,011	198,021,222

8	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI INDIA ETF

February 28, 2017

Security	Shares	Value
Tech Mahindra Ltd.	5,290,193	$39,597,900
Wipro Ltd.	6,884,140	50,435,112

		684,426,523
LIFE SCIENCES TOOLS & SERVICES — 0.25%
Divi’s Laboratories Ltd.	902,163	10,261,079

		10,261,079
MACHINERY — 1.73%
Ashok Leyland Ltd.	12,895,161	17,520,508
Eicher Motors Ltd.	150,999	54,611,649

		72,132,157
MEDIA — 1.20%
Zee Entertainment Enterprises Ltd.	6,527,940	49,845,943

		49,845,943
METALS & MINING — 3.17%
Hindalco Industries Ltd.	12,637,880	34,919,617
JSW Steel Ltd.	9,583,740	26,854,223
Tata Steel Ltd.	3,410,576	24,674,998
Vedanta Ltd.	11,754,351	45,647,623

		132,096,461
OIL, GAS & CONSUMABLE FUELS — 11.26%
Bharat Petroleum Corp. Ltd.	5,733,736	57,583,360
Cairn India Ltd.	5,099,896	21,716,241
Coal India Ltd.	7,734,883	37,318,727
Hindustan Petroleum Corp. Ltd.	4,603,137	37,101,068
Oil & Natural Gas Corp. Ltd.	14,537,404	42,172,771
Reliance Industries Ltd.	14,696,296	272,708,186

		468,600,353
PERSONAL PRODUCTS — 1.92%
Dabur India Ltd.	5,986,317	24,844,758
Godrej Consumer Products Ltd.	1,350,406	33,374,193
Marico Ltd.	5,115,239	21,559,235

		79,778,186
PHARMACEUTICALS — 8.34%
Aurobindo Pharma Ltd.	2,982,943	30,277,081
Cadila Healthcare Ltd.	2,319,378	15,304,636
Cipla Ltd.	3,917,594	34,273,718
Dr. Reddy’s Laboratories Ltd.	1,294,714	55,304,845
Glenmark Pharmaceuticals Ltd.	1,566,227	21,726,173
Lupin Ltd.	2,505,232	55,351,194
Piramal Enterprises Ltd.	879,653	24,322,756
Sun Pharmaceuticals Industries Ltd.	10,871,239	110,637,134

		347,197,537

Security	Shares	Value
ROAD & RAIL — 0.16%
Container Corp. of India Ltd.	375,471	$6,842,682

		6,842,682
TEXTILES, APPAREL & LUXURY GOODS — 0.55%
Titan Co. Ltd.	3,519,874	23,065,314

		23,065,314
THRIFTS & MORTGAGE FINANCE — 10.14%
Housing Development Finance Corp. Ltd.	17,053,732	350,193,394
Indiabulls Housing Finance Ltd.	3,356,988	43,839,905
LIC Housing Finance Ltd.	3,372,906	28,350,736

		422,384,035
TOBACCO — 3.63%
ITC Ltd.	38,439,943	151,066,275

		151,066,275
TRANSPORTATION INFRASTRUCTURE — 1.02%
Adani Ports & Special Economic Zone Ltd.	9,383,842	42,440,458

		42,440,458
WIRELESS TELECOMMUNICATION SERVICES — 2.08%
Bharti Airtel Ltd.	11,320,571	61,957,194
Idea Cellular Ltd.	14,277,686	24,791,680

		86,748,874

TOTAL COMMON STOCKS
(Cost: $3,786,823,742)		4,155,941,697

TOTAL INVESTMENTS IN SECURITIES — 99.82%
(Cost: $3,786,823,742)[b]		4,155,941,697
Other Assets, Less Liabilities — 0.18%		7,450,100

NET ASSETS — 100.00%		$4,163,391,797

[a]	Non-income earning security.
[b]	The cost of investments for federal income tax purposes was $3,965,559,157. Net unrealized appreciation was $190,382,540, of which $480,335,851 represented gross unrealized appreciation on securities and $289,953,311 represented gross unrealized depreciation on securities.

CONSOLIDATED SCHEDULES OF INVESTMENTS	9

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI INDIA ETF

February 28, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the consolidated schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$4,155,941,697	$—	$—	$4,155,941,697

Total	$4,155,941,697	$—	$—	$4,155,941,697

See notes to consolidated financial statements.

10	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited)

iSHARES® MSCI INDIA SMALL-CAP ETF

February 28, 2017

Security	Shares	Value
COMMON STOCKS — 99.82%

AIR FREIGHT & LOGISTICS — 0.55%
Allcargo Logistics Ltd.	64,401	$164,239
Blue Dart Express Ltd.	5,060	325,076

		489,315
AIRLINES — 0.38%
Jet Airways India Ltd.[a]	24,196	161,890
SpiceJet Ltd.[a]	155,342	175,205

		337,095
AUTO COMPONENTS — 5.13%
Apollo Tyres Ltd.	246,906	694,251
Asahi India Glass Ltd.	62,822	198,394
Balkrishna Industries Ltd.	41,686	812,648
Ceat Ltd.	19,616	347,094
Exide Industries Ltd.	219,834	698,032
JK Tyre & Industries Ltd.	59,156	110,388
Mahindra CIE Automotive Ltd.[a]	96,790	290,361
Sundram Fasteners Ltd.	54,064	272,027
Tube Investments of India Ltd.	76,836	717,241
WABCO India Ltd.	4,904	400,736

		4,541,172
AUTOMOBILES — 0.89%
TVS Motor Co. Ltd.	122,959	790,071

		790,071
BANKS — 6.20%
Allahabad Bank[a]	160,145	176,182
Andhra Bank	147,660	124,491
Canara Bank Ltd.[a]	117,116	518,799
DCB Bank Ltd.[a]	150,237	351,280
Federal Bank Ltd.	1,334,513	1,747,181
Jammu & Kashmir Bank Ltd. (The)	209,680	231,935
Karnataka Bank Ltd. (The)	148,858	307,449
Karur Vysya Bank Ltd. (The)	261,970	393,434
Oriental Bank of Commerce	75,741	144,401
RBL Bank Ltd.[a,b]	95,726	683,954
State Bank of Bikaner & Jaipur	15,180	168,810
Syndicate Bank[a]	145,390	151,451
Union Bank of India	147,569	324,914
Vijaya Bank[a]	160,264	168,987

		5,493,268
BIOTECHNOLOGY — 0.98%
Biocon Ltd.	51,710	869,949

		869,949

Security	Shares	Value
BUILDING PRODUCTS — 2.04%
Astral Polytechnik Ltd.	30,774	$207,562
Blue Star Ltd.	24,323	206,013
Cera Sanitaryware Ltd.	3,417	125,246
Kajaria Ceramics Ltd.	68,356	598,690
Sintex Industries Ltd.	365,220	526,054
Somany Ceramics Ltd.	15,502	144,277

		1,807,842
CAPITAL MARKETS — 4.11%
Credit Analysis & Research Ltd.	19,029	398,185
CRISIL Ltd.	19,241	580,644
Edelweiss Financial Services Ltd.	356,755	733,629
IIFL Holdings Ltd.	136,645	763,829
JM Financial Ltd.	204,915	260,602
Motilal Oswal Financial Services Ltd.	37,218	368,505
Multi Commodity Exchange of India Ltd.	18,630	312,251
PTC India Financial Services Ltd.	161,506	100,096
Tata Investment Corp. Ltd.	13,940	124,140

		3,641,881
CHEMICALS — 7.46%
Aarti Industries	21,390	247,936
Advanced Enzyme Technologies Ltd.[a]	5,842	152,379
Akzo Nobel India Ltd.	11,993	271,339
Atul Ltd.	7,636	255,030
BASF India Ltd.	9,384	164,589
Bayer CropScience Ltd./India	9,114	527,514
Coromandel International Ltd.	75,191	372,581
Dhanuka Agritech Ltd.	12,864	149,822
EID Parry India Ltd.[a]	58,743	253,880
Finolex Industries Ltd.	31,832	256,541
Godrej Industries Ltd.	72,496	545,469
Gujarat Fluorochemicals Ltd.	28,363	223,461
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	63,001	254,719
Kansai Nerolac Paints Ltd.	139,565	744,382
Monsanto India Ltd.	4,358	161,455
PI Industries Ltd.	59,205	753,742
Rallis India Ltd.	50,646	177,932
SH Kelkar & Co. Ltd.[b]	37,536	168,077
Sharda Cropchem Ltd.	23,415	158,577
Supreme Industries Ltd.	41,064	620,803
Vinati Organics Ltd.	13,294	144,439

		6,604,667

CONSOLIDATED SCHEDULES OF INVESTMENTS	11

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI INDIA SMALL-CAP ETF

February 28, 2017

Security	Shares	Value
COMMUNICATIONS EQUIPMENT — 0.22%
Sterlite Technologies Ltd.	101,757	$197,661

		197,661
CONSTRUCTION & ENGINEERING — 4.92%
Ashoka Buildcon Ltd.	48,466	125,962
Dilip Buildcon Ltd.[a,b]	35,466	163,007
Engineers India Ltd.	173,420	391,320
Gayatri Projects Ltd.	104,650	217,946
GE Power India Ltd.[a]	17,480	157,774
GMR Infrastructure Ltd.[a]	2,262,908	539,282
Hindustan Construction Co. Ltd.[a]	521,784	307,743
IRB Infrastructure Developers Ltd.	170,403	591,901
Kalpataru Power Transmission Ltd.	39,883	171,263
KEC International Ltd.	65,320	163,450
NCC Ltd./India	359,417	451,435
PNC Infratech Ltd.	65,780	99,579
Sadbhav Engineering Ltd.	90,630	376,885
Voltas Ltd.	106,998	598,988

		4,356,535
CONSTRUCTION MATERIALS — 3.33%
Century Textiles & Industries Ltd.	28,726	410,597
Dalmia Bharat Ltd.	23,000	657,039
HeidelbergCement India Ltd.[a]	58,420	100,214
India Cements Ltd. (The)	166,336	424,075
JK Cement Ltd.	17,940	238,237
JK Lakshmi Cement Ltd.	31,513	194,079
Orient Cement Ltd.	53,205	123,047
Prism Cement Ltd.[a]	131,272	186,917
Ramco Cements Ltd. (The)	61,410	612,685

		2,946,890
CONSUMER FINANCE — 3.11%
Bharat Financial Inclusion Ltd.[a]	28,114	355,582
Capital First Ltd.	25,134	251,175
Manappuram Finance Ltd.	444,790	647,664
Muthoot Finance Ltd.	103,020	550,161
Repco Home Finance Ltd.	33,175	327,430
Sundaram Finance Ltd.	28,707	619,566

		2,751,578
CONTAINERS & PACKAGING — 0.32%
Essel Propack Ltd.	40,526	139,554
HSIL Ltd.	31,004	144,497

		284,051
DIVERSIFIED FINANCIAL SERVICES — 2.40%
IFCI Ltd.	626,347	274,126

Security	Shares	Value
L&T Finance Holdings Ltd.	454,039	$792,473
Reliance Capital Ltd.	108,951	870,710
SREI Infrastructure Finance Ltd.	136,482	189,426

		2,126,735
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.86%
Himachal Futuristic Communications Ltd.[a]	403,328	85,237
Tata Communications Ltd.	61,472	679,181

		764,418
ELECTRIC UTILITIES — 2.62%
Adani Transmissions Ltd.[a]	174,716	161,835
CESC Ltd.	64,287	809,769
Reliance Infrastructure Ltd.	113,406	964,870
Torrent Power Ltd.	124,986	384,594

		2,321,068
ELECTRICAL EQUIPMENT — 2.82%
Amara Raja Batteries Ltd.	22,082	284,106
Crompton Greaves Ltd.[a]	370,552	382,944
Finolex Cables Ltd.	75,719	505,597
GE T&D India Ltd.	66,113	295,790
Schneider Electric Infrastructure Ltd.[a]	51,843	104,783
Suzlon Energy Ltd.[a]	2,434,507	660,453
V-Guard Industries Ltd.	78,200	265,829

		2,499,502
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.50%
Redington India Ltd.	279,174	446,051

		446,051
FOOD PRODUCTS — 2.12%
Balrampur Chini Mills Ltd.	113,471	259,958
CCL Products India Ltd.	8,841	45,398
Kaveri Seed Co. Ltd.[a]	29,808	221,866
KRBL Ltd.	75,999	438,210
McLeod Russel India Ltd.	47,196	121,954
Tata Global Beverages Ltd.	319,470	661,026
Zydus Wellness Ltd.	10,258	131,325

		1,879,737
GAS UTILITIES — 1.29%
Gujarat Gas Ltd.	35,604	333,447
Gujarat State Petronet Ltd.	145,866	337,671
Indraprastha Gas Ltd.	9,018	140,997
Mahanagar Gas Ltd.	25,346	331,970

		1,144,085

12	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI INDIA SMALL-CAP ETF

February 28, 2017

Security	Shares	Value
HEALTH CARE PROVIDERS & SERVICES — 0.73%
Fortis Healthcare Ltd.[a]	49,956	$144,360
Max India Ltd.[a]	130,332	290,088
Narayana Hrudayalaya Ltd.[a]	44,038	214,517

		648,965
HOTELS, RESTAURANTS & LEISURE — 2.85%
Coffee Day Enterprises Ltd.[a,b]	44,942	158,937
Cox & Kings Ltd.	84,654	241,583
Delta Corp. Ltd.	59,632	127,811
EIH Ltd.	122,590	188,243
Indian Hotels Co. Ltd. (The)	426,538	802,011
Jubilant Foodworks Ltd.	39,008	590,948
Mahindra Holidays & Resorts India Ltd.	22,678	147,587
Thomas Cook India Ltd.	94,265	266,467

		2,523,587
HOUSEHOLD DURABLES — 3.01%
Bajaj Electricals Ltd.	26,038	101,566
Crompton Greaves Consumer Electricals Ltd.[a]	371,699	1,057,958
Johnson Controls-Hitachi Air Conditioning India Ltd.	7,072	149,106
LA Opala RG Ltd.	14,306	104,220
Symphony Ltd.	17,992	357,865
TTK Prestige Ltd.	3,024	248,274
Videocon Industries Ltd.[a]	89,424	139,393
Whirlpool of India Ltd.[a]	32,798	509,652

		2,668,034
HOUSEHOLD PRODUCTS — 0.46%
Eveready Industries India Ltd.	38,583	144,544
Jyothy Laboratories Ltd.	47,083	264,388

		408,932
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.86%
Adani Power Ltd.[a]	880,231	509,256
PTC India Ltd.	190,118	251,757

		761,013
INDUSTRIAL CONGLOMERATES — 1.35%
Aditya Birla Nuvo Ltd.	41,936	906,336
Jaiprakash Associates Ltd.[a]	1,175,324	289,785

		1,196,121
INSURANCE — 0.33%
Max Financial Services Ltd.	34,365	290,295

		290,295

Security	Shares	Value
INTERNET & DIRECT MARKETING RETAIL — 0.32%
Infibeam Incorporation Ltd.[a]	13,875	$287,279

		287,279
INTERNET SOFTWARE & SERVICES — 1.29%
Info Edge India Ltd.	65,187	837,178
Just Dial Ltd.[a]	36,972	302,952

		1,140,130
IT SERVICES — 3.59%
eClerx Services Ltd.	21,422	432,831
Hexaware Technologies Ltd.	95,124	319,652
MindTree Ltd.	108,531	771,541
Mphasis Ltd.	79,304	707,354
Persistent Systems Ltd.	42,198	402,476
Vakrangee Ltd.	114,142	542,664

		3,176,518
LIFE SCIENCES TOOLS & SERVICES — 0.08%
Dishman Pharmaceuticals & Chemicals Ltd.	20,218	69,879

		69,879
MACHINERY — 3.83%
AIA Engineering Ltd.	35,604	790,299
BEML Ltd.	10,626	213,280
Carborundum Universal Ltd.	48,622	186,380
Escorts Ltd.	52,693	354,650
Force Motors Ltd.	3,404	220,667
Greaves Cotton Ltd.	63,572	156,217
Ingersoll-Rand India Ltd.	8,188	85,956
ISGEC Heavy Engineering Ltd.	1,886	161,160
Jain Irrigation Systems Ltd.	310,366	436,809
Lakshmi Machine Works Ltd.	2,898	159,152
Texmaco Rail & Engineering Ltd.	55,632	73,419
Thermax Ltd.	30,820	397,060
Timken India Ltd.	17,572	160,474

		3,395,523
MARINE — 0.11%
Shipping Corp. of India Ltd.[a]	99,268	93,289

		93,289
MEDIA — 3.43%
Chennai Super Kings Cricket Ltd.[a]	206,787	6,973
Dish TV India Ltd.[a]	402,166	581,681
Inox Leisure Ltd.[a]	46,644	172,017
Jagran Prakashan Ltd.[a]	91,954	256,627
PVR Ltd.	25,208	489,491
SITI Networks Ltd.[a]	244,628	137,312

CONSOLIDATED SCHEDULES OF INVESTMENTS	13

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI INDIA SMALL-CAP ETF

February 28, 2017

Security	Shares	Value
Sun TV Network Ltd.	101,982	$1,090,152
TV18 Broadcast Ltd.[a]	480,654	302,576

		3,036,829
METALS & MINING — 0.90%
Jindal Steel & Power Ltd.[a]	343,344	645,583
MOIL Ltd.	28,704	152,708

		798,291
MULTILINE RETAIL — 0.63%
Future Retail Ltd.[a]	121,316	453,944
Shoppers Stop Ltd.	21,483	105,517

		559,461
OIL, GAS & CONSUMABLE FUELS — 1.26%
Aegis Logistics Ltd.	86,388	261,681
Chennai Petroleum Corp. Ltd.	38,088	216,847
Great Eastern Shipping Co. Ltd. (The)	87,768	486,798
Gujarat Mineral Development Corp. Ltd.	83,153	148,935

		1,114,261
PAPER & FOREST PRODUCTS — 0.40%
Century Plyboards India Ltd.	57,937	217,224
Greenply Industries Ltd.	31,464	137,776

		355,000
PERSONAL PRODUCTS — 0.78%
Bajaj Corp. Ltd.	47,444	259,980
Gillette India Ltd.	7,044	426,185

		686,165
PHARMACEUTICALS — 7.27%
Ajanta Pharma Ltd.	22,744	585,468
Alembic Pharmaceuticals Ltd.	48,760	423,881
AstraZeneca Pharma India Ltd.[a]	6,394	87,301
FDC Ltd./India	46,046	146,139
Granules India Ltd.	55,953	112,797
Indoco Remedies Ltd.	23,240	93,578
Ipca Laboratories Ltd.[a]	47,564	394,734
JB Chemicals & Pharmaceuticals Ltd.	21,758	107,732
Jubilant Life Sciences Ltd.	68,692	741,088
Marksans Pharma Ltd.	216,476	163,204
Natco Pharma Ltd.	60,096	724,282
Pfizer Ltd./India	11,829	311,891
Sanofi India Ltd.	5,980	369,446
Sequent Scientific Ltd.[a]	90,702	187,403
Shilpa Medicare Ltd.	23,947	229,712
Strides Shasun Ltd.	47,205	822,601

Security	Shares	Value
Sun Pharma Advanced Research Co. Ltd.[a]	66,427	$334,879
Suven Life Sciences Ltd.	48,557	125,070
Unichem Laboratories Ltd.	37,619	140,144
Wockhardt Ltd.	29,775	335,734

		6,437,084
REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.81%
Godrej Properties Ltd.[a]	55,538	303,084
Housing Development & Infrastructure Ltd.[a]	279,174	288,301
Indiabulls Real Estate Ltd.[a]	190,190	229,760
Oberoi Realty Ltd.	91,502	443,599
Sobha Ltd.	42,672	186,118
Unitech Ltd.[a]	1,711,404	153,906

		1,604,768
ROAD & RAIL — 0.11%
VRL Logistics Ltd.	23,046	101,122

		101,122
SOFTWARE — 1.64%
Cyient Ltd.	78,850	570,527
KPIT Technologies Ltd.	159,543	329,877
NIIT Technologies Ltd.	32,660	203,737
Tata Elxsi Ltd.	8,145	183,583
Zensar Technologies Ltd.	11,603	159,779

		1,447,503
SPECIALTY RETAIL — 0.31%
PC Jeweller Ltd.	48,254	271,145

		271,145
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.03%
Ricoh India Ltd.[a]	9,870	28,618

		28,618
TEXTILES, APPAREL & LUXURY GOODS — 5.99%
Aditya Birla Fashion and Retail Ltd.[a]	198,777	470,585
Arvind Ltd.	136,462	777,431
Bata India Ltd.	33,564	255,835
Himatsingka Seide Ltd.	25,162	132,676
Indo Count Industries Ltd.	51,290	124,883
Kitex Garments Ltd.	12,144	76,684
KPR Mill Ltd.	18,951	166,123
Page Industries Ltd.	5,888	1,262,912
Rajesh Exports Ltd.	95,557	757,939
Raymond Ltd.	26,542	250,109
SRF Ltd.	14,831	345,919

14	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI INDIA SMALL-CAP ETF

February 28, 2017

Security	Shares	Value
Vardhman Textiles Ltd.	16,290	$324,512
Welspun India Ltd.	270,296	361,171

		5,306,779
THRIFTS & MORTGAGE FINANCE — 1.77%
Can Fin Homes Ltd.	6,900	200,132
Dewan Housing Finance Corp. Ltd.	168,268	840,221
GRUH Finance Ltd.	94,162	526,989

		1,567,342
TOBACCO — 0.24%
Godfrey Phillips India Ltd.	13,570	210,815

		210,815
TRADING COMPANIES & DISTRIBUTORS — 0.53%
Adani Enterprises Ltd.	177,977	262,756
Kushal Tradelink Ltd.	30,452	205,322

		468,078
TRANSPORTATION INFRASTRUCTURE — 0.76%
Gateway Distriparks Ltd.	81,222	300,266
Gujarat Pipavav Port Ltd.	120,159	275,370
Navkar Corp. Ltd.[a,b]	37,352	92,710

		668,346
WATER UTILITIES — 0.28%
VA Tech Wabag Ltd.	29,026	249,980

		249,980

Security	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES — 0.62%
Reliance Communications Ltd.[a]	937,940	$546,861

		546,861

TOTAL COMMON STOCKS
(Cost: $71,100,858)		88,411,584

RIGHTS — 0.02%

INDIA — 0.02%
Canara Bank Ltd.[a]	11,712	15,544

		15,544

TOTAL RIGHTS
(Cost: $0)		15,544

TOTAL INVESTMENTS IN SECURITIES — 99.84%
(Cost: $71,100,858)[c]		88,427,128
Other Assets, Less Liabilities — 0.16%		137,571

NET ASSETS — 100.00%		$88,564,699

[a]	Non-income earning security.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	The cost of investments for federal income tax purposes was $73,740,187. Net unrealized appreciation was $14,686,941, of which $19,861,639 represented gross unrealized appreciation on securities and $5,174,698 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the consolidated schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$88,375,993	$35,591	$—	$88,411,584
Rights	—	15,544	—	15,544

Total	$88,375,993	$51,135	$—	$88,427,128

See notes to consolidated financial statements.

CONSOLIDATED SCHEDULES OF INVESTMENTS	15

Consolidated Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

February 28, 2017

	iShares MSCI India ETF	iShares MSCI India Small-Cap ETF

ASSETS
Investments, at cost:
Unaffiliated	$3,786,823,742	$71,100,858

Total cost of investments	$3,786,823,742	$71,100,858

Investments in securities, at fair value (Note 1):
Unaffiliated	$4,155,941,697	$88,427,128

Total fair value of investments	4,155,941,697	88,427,128
Foreign currency, at value[a]	45,089	10,504
Cash	6,152,508	136,903
Receivables:
Investment securities sold	55,611,251	378,984
Dividends and interest	1,910,652	26,503

Total Assets	4,219,661,197	88,980,022

LIABILITIES
Payables:
Investment securities purchased	54,232,495	367,045
Investment advisory fees (Note 2)	2,036,905	48,278

Total Liabilities	56,269,400	415,323

NET ASSETS	$4,163,391,797	$88,564,699

Net assets consist of:
Paid-in capital	$4,221,547,639	$79,744,040
Distributions in excess of net investment income	(2,122,892)	(1,270,259)
Accumulated net realized loss	(425,108,596)	(7,235,309)
Net unrealized appreciation	369,075,646	17,326,227

NET ASSETS	$4,163,391,797	$88,564,699

Shares outstanding[b]	140,450,000	2,300,000

Net asset value per share	$29.64	$38.51

[a]	Cost of foreign currency: $45,059 and $10,496, respectively.
[b]	No par value, unlimited number of shares authorized.

See notes to consolidated financial statements.

16	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended February 28, 2017

	iShares MSCI India ETF	iShares MSCI India Small-Cap ETF

NET INVESTMENT INCOME
Dividends — unaffiliated	$15,319,291	$269,919
Dividends — affiliated (Note 2)	7,964	161

Total investment income	15,327,255	270,080

EXPENSES
Investment advisory fees (Note 2)	12,653,467	284,669
Mauritius income taxes (Note 1)	807,597	4,635

Total expenses	13,461,064	289,304

Net investment income (loss)	1,866,191	(19,224)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(46,793,211)	(100,003)
Foreign currency transactions	(383,005)	(23,362)
Realized gain distributions from affiliated funds	314	3

Net realized loss	(47,175,902)	(123,362)

Net change in unrealized appreciation/depreciation on:
Investments	57,747,456	5,877,046
Translation of assets and liabilities in foreign currencies	205,976	245

Net change in unrealized appreciation/depreciation	57,953,432	5,877,291

Net realized and unrealized gain	10,777,530	5,753,929

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$12,643,721	$5,734,705

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL STATEMENTS	17

Consolidated Statements of Changes in Net Assets

iSHARES® TRUST

	iShares MSCI India ETF		iShares MSCI India Small-Cap ETF
	Six months ended February 28, 2017 (Unaudited)	Year ended August 31, 2016	Six months ended February 28, 2017 (Unaudited)	Year ended August 31, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$1,866,191	$27,962,063	$(19,224)	$145,001
Net realized loss	(47,175,902)	(189,404,289)	(123,362)	(3,611,870)
Net change in unrealized appreciation/depreciation	57,953,432	397,184,729	5,877,291	9,981,771

Net increase in net assets resulting from operations	12,643,721	235,742,503	5,734,705	6,514,902

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(10,046,657)	(47,587,162)	(864,605)	(1,347,936)

Total distributions to shareholders	(10,046,657)	(47,587,162)	(864,605)	(1,347,936)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	135,301,268	700,911,673	23,996,616	18,237,854
Cost of shares redeemed	(86,758,816)	(360,176,432)	(5,127,315)	(21,453,214)

Net increase (decrease) in net assets from capital share transactions	48,542,452	340,735,241	18,869,301	(3,215,360)

INCREASE IN NET ASSETS	51,139,516	528,890,582	23,739,401	1,951,606

NET ASSETS
Beginning of period	4,112,252,281	3,583,361,699	64,825,298	62,873,692

End of period	$4,163,391,797	$4,112,252,281	$88,564,699	$64,825,298

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(2,122,892)	$6,057,574	$(1,270,259)	$(386,430)

SHARES ISSUED AND REDEEMED
Shares sold	4,750,000	25,000,000	650,000	550,000
Shares redeemed	(3,200,000)	(13,550,000)	(150,000)	(700,000)

Net increase (decrease) in shares outstanding	1,550,000	11,450,000	500,000	(150,000)

See notes to consolidated financial statements.

18	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI India ETF
	Six months ended Feb. 28, 2017 (Unaudited)	Year ended Aug. 31, 2016	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Period from Feb. 2, 2012[a] to Aug. 31, 2012
Net asset value, beginning of period	$29.61	$28.12	$30.83	$20.48	$22.44	$25.55

Income from investment operations:
Net investment income[b]	0.01	0.22	0.45	0.40	0.41	0.21
Net realized and unrealized gain (loss)[c]	0.09	1.64	(2.92)	10.12	(2.29)	(3.24)

Total from investment operations	0.10	1.86	(2.47)	10.52	(1.88)	(3.03)

Less distributions from:
Net investment income	(0.07)	(0.37)	(0.24)	(0.17)	(0.08)	(0.08)

Total distributions	(0.07)	(0.37)	(0.24)	(0.17)	(0.08)	(0.08)

Net asset value, end of period	$29.64	$29.61	$28.12	$30.83	$20.48	$22.44

Total return	0.38%[d]	6.73%	(8.05)%	51.61%	(8.47)%	(11.84)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$4,163,392	$4,112,252	$3,583,362	$1,456,894	$206,812	$17,949
Ratio of expenses to average net assets[e]	0.69%	0.71%	0.68%	0.68%	0.67%	0.67%
Ratio of net investment income to average net assets[e]	0.10%	0.79%	1.47%	1.47%	1.69%	1.61%
Portfolio turnover rate[f]	7%[d]	25%	30%	22%	176%	4%[d]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units solely for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended February 28, 2017, the years ended August 31, 2016, August 31, 2015, August 31, 2014, August 31, 2013 and the period ended August 31, 2012 were 5%, 15%, 22%, 14%, 22% and 4%, respectively. See Note 4.

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL HIGHLIGHTS	19

Consolidated Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI India Small-Cap ETF
	Six months ended Feb. 28, 2017 (Unaudited)	Year ended Aug. 31, 2016	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Period from Feb. 8, 2012[a] to Aug. 31, 2012
Net asset value, beginning of period	$36.01	$32.24	$31.44	$15.49	$21.19	$25.10

Income from investment operations:
Net investment income (loss)[b]	(0.01)	0.07	0.21	0.26	0.21	0.21
Net realized and unrealized gain (loss)[c]	2.89	4.36	0.69	15.84	(5.59)	(4.12)

Total from investment operations	2.88	4.43	0.90	16.10	(5.38)	(3.91)

Less distributions from:
Net investment income	(0.38)	(0.66)	(0.10)	(0.15)	(0.32)	(0.00)[d]

Total distributions	(0.38)	(0.66)	(0.10)	(0.15)	(0.32)	(0.00)[d]

Net asset value, end of period	$38.51	$36.01	$32.24	$31.44	$15.49	$21.19

Total return	8.17%[e]	13.99%	2.87%	104.53%[f]	(25.98)%	(15.57)%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$88,565	$64,825	$62,874	$11,003	$2,324	$4,238
Ratio of expenses to average net assets[g]	0.75%	0.80%	0.74%	0.74%	0.74%	0.74%
Ratio of net investment income (loss) to average net assets[g]	(0.05)%	0.23%	0.62%	1.06%	0.92%	1.62%
Portfolio turnover rate[h]	14%[e]	53%	73%	54%	26%	6%[e]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Rounds to less than $0.01.
[e]	Not annualized.
[f]	The total return disclosed is based on the net asset value (“NAV”) calculated daily for the creation and redemption of shares in the Fund, which may differ from the NAV calculated for financial reporting purposes. Based on the NAV calculated for financial reporting purposes, the total return for the Fund was 104.39%.
[g]	Annualized for periods of less than one year.
[h]	Portfolio turnover rates include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units solely for cash in U.S. dollars. Excluding such transactions, the portfolio turnover rates for the six months ended February 28, 2017, the years ended August 31, 2016, August 31, 2015, August 31, 2014, August 31, 2013 and the period ended August 31, 2012 were 7%, 25%, 61%, 28%, 26% and 6%, respectively. See Note 4.

See notes to consolidated financial statements.

20	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These consolidated financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
MSCI India	Non-diversified
MSCI India Small-Cap	Diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Each Fund carries out its investment strategies by investing substantially all of its assets in a wholly-owned subsidiary in the Republic of Mauritius (each, a “Subsidiary”), which in turn, invests in securities that comprise the underlying index. The investment adviser of each Fund also serves as the investment adviser to each Subsidiary. Through this investment structure, each Fund expects to obtain certain benefits under a current tax treaty between Mauritius and India. The accompanying consolidated financial statements for each Fund include the accounts of its Subsidiary. Intercompany accounts and transactions, if any, have been eliminated.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	21

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•	Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration factors that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

22	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its consolidated schedule of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of February 28, 2017 are reflected in tax reclaims receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their consolidated statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2017, if any, are disclosed in the Funds’ consolidated statements of assets and liabilities.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	23

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Each Fund conducts its investment activities in India through its Subsidiary and expects to obtain benefits under the Double Tax Avoidance Agreement (“DTAA”) between India and Mauritius. In order to be eligible to claim benefits under the DTAA, each Subsidiary must, on an annual basis, satisfy certain tests and conditions, including the establishment and maintenance of valid tax residence in Mauritius and related requirements. Each Fund has obtained a current tax residence certificate issued by the Mauritian Revenue Authorities.

Based upon current interpretation and practice of the current tax laws in India and Mauritius and the DTAA, each Subsidiary is subject to tax in Mauritius on its net income at the rate of 15%. However, a system of tax credits effectively reduces the Mauritius income tax rate to a maximum of 3%. Taxes on income, if any, are paid by the Subsidiaries and are disclosed in the consolidated statements of operations. Any dividends paid by a Subsidiary to its Fund are not subject to tax in Mauritius. Each Subsidiary is currently exempt from tax in Mauritius on any gains from the sale of securities.

On May 10, 2016, India and Mauritius signed an amendment to the DTAA. The amendment provides that capital gains will be taxable in India with respect to the sale of shares acquired on or after April 1, 2017. Capital gains arising from shares acquired before April 1, 2017, regardless of when they are sold, will continue to be exempt from taxation under the amended DTAA, assuming requirements for eligibility under the DTAA are satisfied. Tax laws in India also include provisions that impose Indian tax on certain indirect transfers of shares of Indian companies. However, until such time that India provides more definitive authoritative guidance on the indirect transfer rules, the impact to the Funds, if any, cannot be determined. Management is continuing to monitor and assess the impact to the Funds arising from the DTAA amendment and the indirect transfer rules.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent Trustees).

Each Subsidiary has entered into a separate contract with BFA under which BFA provides investment advisory services to the Subsidiary but does not receive separate compensation from the Subsidiary for providing it with such services. Each Subsidiary has also entered into separate arrangements that provide for the provision of other services to the Subsidiary (including administrative, custody, transfer agency and other services), and BFA pays the costs and expenses related to the provision of those services.

24	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For its investment advisory services to the iShares MSCI India ETF, BFA is entitled to an annual investment advisory fee based on the average daily net assets of the Fund as follows:

Investment Advisory Fee	Average Daily Net Assets
0.6500%	First $4 billion
0.6175	Over $4 billion, up to and including $6 billion
0.5867	Over $6 billion

For its investment advisory services to the iShares MSCI India Small-Cap ETF, BFA is entitled to an annual investment advisory fee of 0.74% based on the average daily net assets of the Fund.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the consolidated statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BlackRock Institutional Trust Company, N.A. and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended February 28, 2017 were as follows:

iShares ETF	Purchases	Sales
MSCI India	$317,258,792	$280,904,714
MSCI India Small-Cap	28,785,707	10,794,274

There were no in-kind transactions (see Note 4) for the six months ended February 28, 2017.

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the consolidated statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	25

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the consolidated statements of changes in net assets.

5.	PRINCIPAL RISKS

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its consolidated schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

When a fund concentrates its investments in issuers located in a single country, it assumes the risk that economic, political and social conditions in that country may have a significant impact on its investment performance.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to

26	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of August 31, 2016, the Funds’ fiscal year end, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non- Expiring
MSCI India	$84,674,856
MSCI India Small-Cap	1,981,373

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2017, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ consolidated financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the consolidated financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the consolidated financial statements.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	27

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
MSCI India	$0.072708	$—	$0.000840	$0.073548	99%	—%	1%	100%
MSCI India Small-Cap	0.271673	—	0.112596	0.384269	71	—	29	100

28	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	29

Notes:

30	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2017 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-809-0217

FEBRUARY 28, 2017

2017 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares Adaptive Currency Hedged MSCI Japan ETF | DEWJ | BATS
➢	iShares Currency Hedged MSCI Australia ETF | HAUD | NYSE Arca
➢	iShares Currency Hedged MSCI Canada ETF | HEWC | NYSE Arca
➢	iShares Currency Hedged MSCI Japan ETF | HEWJ | NYSE Arca
➢	iShares Currency Hedged MSCI Mexico ETF | HEWW | NYSE Arca
➢	iShares Currency Hedged MSCI South Korea ETF | HEWY | NYSE Arca
➢	iShares Edge MSCI Min Vol Global Currency Hedged ETF | HACV | BATS

Fund Performance Overview

iSHARES® ADAPTIVE CURRENCY HEDGED MSCI JAPAN ETF

Performance as of February 28, 2017

The iShares Adaptive Currency Hedged MSCI Japan ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization Japanese equities while dynamically hedging currency risk for a U.S. dollar based investor, as represented by the MSCI Japan Adaptive Hedge to USD Index (“the Index”).

The Index applies a methodology, based on a hedge ratio as calculated by MSCI Inc., that sells the total value or a portion of the total value of each non-U.S. dollar currency in which the constituent securities are denominated in the form of a one-month currency contract to create a “hedge” against fluctuations in the relative value of the currencies in relation to the U.S. dollar. The hedge ratio is based on four commonly used indicators for measuring currency risk. The overall effect, since the four indicators are equally weighted, is that each foreign currency represented by constituent weights in the Index can be unhedged, 25% hedged, 50% hedged, 75% hedged or fully hedged relative to the U.S. dollar. In order to replicate the “hedging” component of the Index, the Fund enters into foreign currency forward contracts designed to offset the Fund’s exposure to the component currencies.

The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares MSCI Japan ETF. For the six-month reporting period ended February 28, 2017, the total return for the Fund was 8.32%, net of fees, while the total return for the Index was 9.01%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	15.69%	14.51%	15.78%	15.69%	14.51%	15.78%
Since Inception	2.46%	2.42%	3.36%	2.83%	2.79%	3.89%

The inception date of the Fund was 1/5/16. The first day of secondary market trading was 1/7/16.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 19 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a,b]	Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a,b]	Annualized Expense Ratio [a]
$1,000.00	$1,083.20	$0.00	$1,000.00	$1,024.80	$0.00	0.00%

[a]	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 19 for more information.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview (Continued)

iSHARES® ADAPTIVE CURRENCY HEDGED MSCI JAPAN ETF

ALLOCATION BY SECTOR1

As of 2/28/17

Sector	Percentage of Total Investments [2]

Industrials	20.26%
Consumer Discretionary	20.22
Financials	14.21
Information Technology	10.96
Health Care	7.53
Consumer Staples	7.41
Materials	6.51
Telecommunication Services	5.65
Real Estate	4.34
Utilities	1.98
Energy	0.93

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS1

As of 2/28/17

Security	Percentage of Total Investments [2]

Toyota Motor Corp.	4.81%
Mitsubishi UFJ Financial Group Inc.	2.74
SoftBank Group Corp.	2.04
Sumitomo Mitsui Financial Group Inc.	1.73
Honda Motor Co. Ltd.	1.66
KDDI Corp.	1.57
Mizuho Financial Group Inc.	1.47
Sony Corp.	1.25
FANUC Corp.	1.23
Keyence Corp.	1.22

TOTAL	19.72%

[1]	Table shown is for the iShares MSCI Japan ETF, the underlying fund in which the Fund invests.
[2]	Excludes money market funds.

6	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® CURRENCY HEDGED MSCI AUSTRALIA ETF

Performance as of February 28, 2017

The iShares Currency Hedged MSCI Australia ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization Australian equities while mitigating exposure to fluctuations between the value of the Australian dollar and the U.S. dollar, as represented by the MSCI Australia 100% Hedged to USD Index (“the Index”).

The Index sells forward the non-U.S. dollar currencies in which the constituent securities are denominated in an amount equal to those securities at a one-month forward rate to effectively create a “hedge” against fluctuations in the relative value of the Australian dollar in relation to the U.S. dollar. In order to replicate the “hedging” component of the Index, the Fund enters into foreign currency forward contracts designed to offset the Fund’s exposure to the Australian dollar.

The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares MSCI Australia ETF. For the six-month reporting period ended February 28, 2017, the total return for the Fund was 8.43%, net of fees, while the total return for the Index was 8.31%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	21.52%	21.63%	22.09%	21.52%	21.63%	22.09%
Since Inception	5.93%	5.98%	6.17%	10.11%	10.19%	10.51%

The inception date of the Fund was 6/29/15. The first day of secondary market trading was 7/1/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 19 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a,b]	Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a,b]	Annualized Expense Ratio [a]
$1,000.00	$1,084.30	$0.16	$1,000.00	$1,024.60	$0.15	0.03%

[a]	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 19 for more information.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview (Continued)

iSHARES® CURRENCY HEDGED MSCI AUSTRALIA ETF

ALLOCATION BY SECTOR1

As of 2/28/17

Sector	Percentage of Total Investments [2]

Financials	43.82%
Materials	15.55
Real Estate	8.67
Consumer Staples	7.60
Health Care	6.61
Industrials	5.15
Energy	4.68
Utilities	2.79
Consumer Discretionary	2.69
Telecommunication Services	1.95
Information Technology	0.49

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS1

As of 2/28/17

Security	Percentage of Total Investments [2]

Commonwealth Bank of Australia	11.22%
Westpac Banking Corp.	8.92
Australia & New Zealand Banking Group Ltd.	7.16
National Australia Bank Ltd.	6.73
BHP Billiton Ltd.	6.35
CSL Ltd.	4.25
Wesfarmers Ltd.	3.82
Woolworths Ltd.	2.63
Macquarie Group Ltd.	2.10
Rio Tinto Ltd.	2.08

TOTAL	55.26%

[1]	Table shown is for the iShares MSCI Australia ETF, the underlying fund in which the Fund invests.
[2]	Excludes money market funds.

8	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® CURRENCY HEDGED MSCI CANADA ETF

Performance as of February 28, 2017

The iShares Currency Hedged MSCI Canada ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization Canadian equities while mitigating exposure to fluctuations between the value of the Canadian dollar and the U.S. dollar, as represented by the MSCI Canada 100% Hedged to USD Index (“the Index”).

The Index sells forward the non-U.S. dollar currencies in which the constituent securities are denominated in an amount equal to those securities at a one-month forward rate to effectively create a “hedge” against fluctuations in the relative value of the Canadian dollar in relation to the U.S. dollar. In order to replicate the “hedging” component of the Index, the Fund enters into foreign currency forward contracts designed to offset the Fund’s exposure to the Canadian dollar.

The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares MSCI Canada ETF. For the six-month reporting period ended February 28, 2017, the total return for the Fund was 7.82%, net of fees, while the total return for the Index was 7.72%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	23.57%	23.33%	23.41%	23.57%	23.33%	23.41%
Since Inception	6.45%	6.45%	6.57%	11.01%	11.01%	11.21%

The inception date of the Fund was 6/29/15. The first day of secondary market trading was 7/1/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 19 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a,b]	Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a,b]	Annualized Expense Ratio [a]
$1,000.00	$1,078.20	$0.15	$1,000.00	$1,024.60	$0.15	0.03%

[a]	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 19 for more information.

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview (Continued)

iSHARES® CURRENCY HEDGED MSCI CANADA ETF

ALLOCATION BY SECTOR1

As of 2/28/17

Sector	Percentage of Total Investments [2]

Financials	43.04%
Energy	22.82
Materials	10.61
Industrials	7.15
Consumer Discretionary	4.80
Consumer Staples	4.15
Information Technology	2.42
Telecommunication Services	2.19
Utilities	1.79
Real Estate	0.68
Health Care	0.35

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS1

As of 2/28/17

Security	Percentage of Total Investments [2]

Royal Bank of Canada	8.66%
Toronto-Dominion Bank (The)	7.68
Bank of Nova Scotia (The)	5.60
Enbridge Inc.	4.84
Canadian National Railway Co.	4.27
Suncor Energy Inc.	4.15
Bank of Montreal	3.92
TransCanada Corp.	3.17
Manulife Financial Corp.	2.81
Canadian Imperial Bank of Commerce	2.78

TOTAL	47.88%

[1]	Table shown is for the iShares MSCI Canada ETF, the underlying fund in which the Fund invests.
[2]	Excludes money market funds.

10	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® CURRENCY HEDGED MSCI JAPAN ETF

Performance as of February 28, 2017

The iShares Currency Hedged MSCI Japan ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization Japanese equities while mitigating exposure to fluctuations between the value of the Japanese yen and the U.S. dollar, as represented by the MSCI Japan 100% Hedged to USD Index (“the Index”).

The Index sells forward the non-U.S. dollar currencies in which the constituent securities are denominated in an amount equal to those securities at a one-month forward rate to effectively create a “hedge” against fluctuations in the relative value of the Japanese yen in relation to the U.S. dollar. In order to replicate the “hedging” component of the Index, the Fund enters into foreign currency forward contracts designed to offset the Fund’s exposure to the Japanese yen.

The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares MSCI Japan ETF. For the six-month reporting period ended February 28, 2017, the total return for the Fund was 14.71%, net of fees, while the total return for the Index was 15.32%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	19.08%	18.84%	19.16%	19.08%	18.84%	19.16%
Since Inception	8.46%	8.45%	8.15%	28.42%	28.37%	27.34%

The inception date of the Fund was 1/31/14. The first day of secondary market trading was 2/4/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 19 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a,b]	Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a,b]	Annualized Expense Ratio [a]
$1,000.00	$1,147.10	$0.05	$1,000.00	$1,024.70	$0.05	0.01%

[a]	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 19 for more information.

FUND PERFORMANCE OVERVIEWS	11

Fund Performance Overview (Continued)

iSHARES® CURRENCY HEDGED MSCI JAPAN ETF

ALLOCATION BY SECTOR1

As of 2/28/17

Sector	Percentage of Total Investments [2]

Industrials	20.26%
Consumer Discretionary	20.22
Financials	14.21
Information Technology	10.96
Health Care	7.53
Consumer Staples	7.41
Materials	6.51
Telecommunication Services	5.65
Real Estate	4.34
Utilities	1.98
Energy	0.93

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS1

As of 2/28/17

Security	Percentage of Total Investments [2]

Toyota Motor Corp.	4.81%
Mitsubishi UFJ Financial Group Inc.	2.74
SoftBank Group Corp.	2.04
Sumitomo Mitsui Financial Group Inc.	1.73
Honda Motor Co. Ltd.	1.66
KDDI Corp.	1.57
Mizuho Financial Group Inc.	1.47
Sony Corp.	1.25
FANUC Corp.	1.23
Keyence Corp.	1.22

TOTAL	19.72%

[1]	Table shown is for the iShares MSCI Japan ETF, the underlying fund in which the Fund invests.
[2]	Excludes money market funds.

12	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® CURRENCY HEDGED MSCI MEXICO ETF

Performance as of February 28, 2017

The iShares Currency Hedged MSCI Mexico ETF (the “Fund”) seeks to track the investment results of an index composed of large-, mid- and small-capitalization Mexican equities while mitigating exposure to fluctuations between the value of the Mexican peso and the U.S. dollar, as represented by the MSCI Mexico Investable Market Index 25/50 100% Hedged to USD Index (“the Index”).

The Index sells forward the non-U.S. dollar currencies in which the constituent securities are denominated in an amount equal to those securities at a one-month forward rate to effectively create a “hedge” against fluctuations in the relative value of the Mexican peso in relation to the U.S. dollar. In order to replicate the “hedging” component of the Index, the Fund enters into foreign currency forward contracts designed to offset the Fund’s exposure to the Mexican peso.

The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares MSCI Mexico Capped ETF. For the six-month reporting period ended February 28, 2017, the total return for the Fund was -3.65%, net of fees, while the total return for the Index was -3.83%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	3.68%	6.01%	3.86%	3.68%	6.01%	3.86%
Since Inception	1.07%	2.48%	1.49%	1.79%	4.18%	2.50%

The inception date of the Fund was 6/29/15. The first day of secondary market trading was 7/1/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 19 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a,b]	Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a,b]	Annualized Expense Ratio [a]
$1,000.00	$963.50	$0.15	$1,000.00	$1,024.60	$0.15	0.03%

[a]	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 19 for more information.

FUND PERFORMANCE OVERVIEWS	13

Fund Performance Overview (Continued)

iSHARES® CURRENCY HEDGED MSCI MEXICO ETF

ALLOCATION BY SECTOR1

As of 2/28/17

Sector	Percentage of Total Investments [2]

Consumer Staples	24.93%
Materials	18.50
Financials	14.68
Telecommunication Services	13.28
Industrials	13.23
Consumer Discretionary	8.31
Real Estate	5.37
Utilities	0.99
Health Care	0.71

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS1

As of 2/28/17

Security	Percentage of Total Investments [2]

America Movil SAB de CV	12.35%
Fomento Economico Mexicano SAB de CV	8.56
Grupo Financiero Banorte SAB de CV	7.11
Cemex SAB de CV CPO	6.80
Grupo Mexico SAB de CV Series B	6.63
Grupo Televisa SAB	5.02
Wal-Mart de Mexico SAB de CV	4.38
Grupo Bimbo SAB de CV	2.52
Fibra Uno Administracion SA de CV	2.41
Alfa SAB de CV	2.35

TOTAL	58.13%

[1]	Table shown is for the iShares MSCI Mexico Capped ETF, the underlying fund in which the Fund invests.
[2]	Excludes money market funds.

14	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® CURRENCY HEDGED MSCI SOUTH KOREA ETF

Performance as of February 28, 2017

The iShares Currency Hedged MSCI South Korea ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization South Korean equities while mitigating exposure to fluctuations between the value of the South Korean won and the U.S. dollar, as represented by the MSCI Korea 25/50 100% Hedged to USD Index (“the Index”).

The Index sells forward the non-U.S. dollar currencies in which the constituent securities are denominated in an amount equal to those securities at a one-month forward rate to effectively create a “hedge” against fluctuations in the relative value of the South Korean won in relation to the U.S. dollar. In order to replicate the “hedging” component of the Index, the Fund enters into foreign currency forward contracts designed to offset the Fund’s exposure to the South Korean won.

The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares MSCI South Korea Capped ETF. For the six-month reporting period ended February 28, 2017, the total return for the Fund was 7.36%, net of fees, while the total return for the Index was 6.92%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	17.07%	17.39%	18.59%	17.07%	17.39%	18.59%
Since Inception	7.26%	7.38%	7.54%	12.43%	12.64%	12.90%

The inception date of the Fund was 6/29/15. The first day of secondary market trading was 7/1/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 19 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a,b]	Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a,b]	Annualized Expense Ratio [a]
$1,000.00	$1,073.60	$0.00	$1,000.00	$1,024.80	$0.00	0.00%

[a]	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 19 for more information.

FUND PERFORMANCE OVERVIEWS	15

Fund Performance Overview (Continued)

iSHARES® CURRENCY HEDGED MSCI SOUTH KOREA ETF

ALLOCATION BY SECTOR1

As of 2/28/17

Sector	Percentage of Total Investments [2]

Information Technology	34.08%
Financials	14.44
Consumer Discretionary	14.21
Industrials	11.39
Materials	8.89
Consumer Staples	8.60
Energy	2.58
Health Care	2.53
Utilities	1.92
Telecommunication Services	1.36

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS1

As of 2/28/17

Security	Percentage of Total Investments [2]

Samsung Electronics Co. Ltd.	22.14%
SK Hynix Inc.	3.92
Hyundai Motor Co.	3.31
NAVER Corp.	3.13
POSCO	3.05
Shinhan Financial Group Co. Ltd.	2.88
KB Financial Group Inc.	2.71
Hyundai Mobis Co. Ltd.	2.52
LG Chem Ltd.	1.90
KT&G Corp.	1.76

TOTAL	47.32%

[1]	Table shown is for the iShares MSCI South Korea Capped ETF, the underlying fund in which the Fund invests.
[2]	Excludes money market funds.

16	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® EDGE MSCI MIN VOL GLOBAL CURRENCY HEDGED ETF

Performance as of February 28, 2017

The iShares Edge MSCI Min Vol Global Currency Hedged ETF (the “Fund”) seeks to track the investment results of an index composed of developed and emerging market equities that, in the aggregate, have lower volatility characteristics relative to the broader developed and emerging equity markets while mitigating exposure to fluctuations between the value of the component currencies and the U.S. dollar, as represented by the MSCI ACWI Minimum Volatility (USD) 100% Hedged to USD Index (“the Index”).

The Index sells forward the non-U.S. dollar currencies in which the constituent securities are denominated in an amount equal to those securities at a one-month forward rate to effectively create a “hedge” against fluctuations in the relative value of the component currencies in relation to the U.S. dollar. In order to replicate the “hedging” component of the Index, the Fund enters into foreign currency forward contracts designed to offset the Fund’s exposure to the component currencies.

The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares Edge MSCI Min Vol Global ETF. For the six-month reporting period ended February 28, 2017, the total return for the Fund was 3.61%, net of fees, while the total return for the Index was 3.91%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	12.58%	11.67%	12.96%	12.58%	11.67%	12.96%
Since Inception	8.41%	8.35%	8.49%	11.40%	11.32%	11.53%

The inception date of the Fund was 10/29/15. The first day of secondary market trading was 11/2/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 19 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a,b]	Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a,b]	Annualized Expense Ratio [a]
$1,000.00	$1,036.10	$0.15	$1,000.00	$1,024.60	$0.15	0.03%

[a]	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 19 for more information.

FUND PERFORMANCE OVERVIEWS	17

Fund Performance Overview (Continued)

iSHARES® EDGE MSCI MIN VOL GLOBAL CURRENCY HEDGED ETF

ALLOCATION BY SECTOR1

As of 2/28/17

Sector	Percentage of Total Investments [2]

Health Care	16.35%
Consumer Staples	14.54
Financials	13.74
Information Technology	11.00
Industrials	8.96
Telecommunication Services	8.31
Utilities	8.29
Consumer Discretionary	8.19
Real Estate	6.07
Materials	2.63
Energy	1.92

TOTAL	100.00%

TEN LARGEST COUNTRIES1

As of 2/28/17

Country	Percentage of Total Investments [2]

United States	57.46%
Japan	12.74
Switzerland	4.59
Taiwan	3.96
Canada	3.63
Hong Kong	3.38
China	2.82
United Kingdom	1.78
Singapore	0.99
Denmark	0.97

TOTAL	92.32%

[1]	Table shown is for the iShares Edge MSCI Min Vol Global ETF, the underlying fund in which the Fund invests.
[2]	Excludes money market funds.

18	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on September 1, 2016 and held through February 28, 2017, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	19

Schedule of Investments (Unaudited)

iSHARES® ADAPTIVE CURRENCY HEDGED MSCI JAPAN ETF

February 28, 2017

Security	Shares	Value
INVESTMENT COMPANIES — 99.87%

EXCHANGE-TRADED FUNDS — 99.87%
iShares MSCI Japan ETF[a]	97,917	$5,016,288

		5,016,288

TOTAL INVESTMENT COMPANIES
(Cost: $4,784,472)		5,016,288

SHORT-TERM INVESTMENTS — 0.05%

MONEY MARKET FUNDS — 0.05%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.47%[b,c]	2,424	2,424

		2,424

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,424)		2,424

Value
TOTAL INVESTMENTS IN SECURITIES — 99.92%
(Cost: $4,786,896)[d]	$5,018,712
Other Assets, Less Liabilities — 0.08%	4,022

NET ASSETS — 100.00%	$5,022,734

[a]	Affiliated issuer. See Schedule 1.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $4,797,881. Net unrealized appreciation was $220,831, of which $231,816 represented gross unrealized appreciation on securities and $10,985 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the six months ended February 28, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
iShares MSCI Japan ETF	286,366	35,120	(223,569)[a]	97,917	$5,016,288	$43,629	$1,919

[a]	Includes 215,814 shares from a one-for-four reverse stock split.

Schedule 2 — Forward Currency Contracts (Note 5)

Forward currency contracts outstanding as of February 28, 2017 were as follows:

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
JPY	115,323,000	USD	1,024,159	MS	03/03/2017	$2,370
USD	3,857,568	JPY	432,874,000	MS	03/03/2017	4,410
USD	3,767,935	JPY	422,239,000	MS	04/05/2017	3,939

						10,719

JPY	422,239,000	USD	3,762,372	MS	03/03/2017	(3,879)
USD	930,173	JPY	104,688,000	MS	03/03/2017	(1,691)
JPY	49,000	USD	438	MS	04/05/2017	(1)

						(5,571)

				Net unrealized appreciation		$5,148

20	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® ADAPTIVE CURRENCY HEDGED MSCI JAPAN ETF

February 28, 2017

Counterparties:

MS — Morgan Stanley and Co. International PLC

Currency abbreviations:

JPY — Japanese Yen

USD — United States Dollar

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment companies	$5,016,288	$—	$—	$5,016,288
Money market funds	2,424	—	—	2,424

Total	$5,018,712	$—	$—	$5,018,712

Derivative financial instruments[a]:
Assets:
Forward currency contracts	$—	$10,719	$—	$10,719
Liabilities:
Forward currency contracts	—	(5,571)	—	(5,571)

Total	$—	$5,148	$—	$5,148

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited)

iSHARES® CURRENCY HEDGED MSCI AUSTRALIA ETF

February 28, 2017

Security	Shares	Value
INVESTMENT COMPANIES — 99.88%

EXCHANGE-TRADED FUNDS — 99.88%
iShares MSCI Australia ETF[a]	158,844	$3,486,626

		3,486,626

TOTAL INVESTMENT COMPANIES
(Cost: $3,213,128)		3,486,626

SHORT-TERM INVESTMENTS — 0.05%

MONEY MARKET FUNDS — 0.05%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.47%[b,c]	1,817	1,817

		1,817

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,817)		1,817

Value
TOTAL INVESTMENTS IN SECURITIES — 99.93%
(Cost: $3,214,945)[d]	$3,488,443
Other Assets, Less Liabilities — 0.07%	2,463

NET ASSETS — 100.00%	$3,490,906

[a]	Affiliated issuer. See Schedule 1.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $3,306,927. Net unrealized appreciation was $181,516, of which $273,498 represented gross unrealized appreciation on securities and $91,982 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the six months ended February 28, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
iShares MSCI Australia ETF	488,097	23,665	(352,918)	158,844	$3,486,626	$88,153	$867,429

Schedule 2 — Forward Currency Contracts (Note 5)

Forward currency contracts outstanding as of February 28, 2017 were as follows:

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
AUD	247,000	USD	187,366	MS	03/03/2017	$2,004
USD	1,836,714	AUD	2,396,000	CITI	04/05/2017	1,145
USD	1,667,066	AUD	2,174,000	MS	04/05/2017	1,572

						4,721

AUD	2,396,000	USD	1,838,125	CITI	03/03/2017	(1,156)
AUD	2,149,000	USD	1,649,124	MS	03/03/2017	(1,526)
USD	1,803,766	AUD	2,396,000	CITI	03/03/2017	(33,202)
USD	1,806,767	AUD	2,396,000	MS	03/03/2017	(30,202)
AUD	9,000	USD	6,897	MS	04/05/2017	(3)

						(66,089)

				Net unrealized depreciation		$(61,368)

22	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI AUSTRALIA ETF

February 28, 2017

Counterparties:

CITI — Citibank N.A. London

MS — Morgan Stanley and Co. International PLC

Currency abbreviations:

AUD — Australian Dollar

USD — United States Dollar

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment companies	$3,486,626	$—	$—	$3,486,626
Money market funds	1,817	—	—	1,817

Total	$3,488,443	$—	$—	$3,488,443

Derivative financial instruments[a]:
Assets:
Forward currency contracts	$—	$4,721	$—	$4,721
Liabilities:
Forward currency contracts	—	(66,089)	—	(66,089)

Total	$—	$(61,368)	$—	$(61,368)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited)

iSHARES® CURRENCY HEDGED MSCI CANADA ETF

February 28, 2017

Security	Shares	Value
INVESTMENT COMPANIES — 98.70%

EXCHANGE-TRADED FUNDS — 98.70%
iShares MSCI Canada ETF[a]	92,866	$2,478,594

		2,478,594

TOTAL INVESTMENT COMPANIES
(Cost: $2,421,806)		2,478,594

SHORT-TERM INVESTMENTS — 0.05%

MONEY MARKET FUNDS — 0.05%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.47%[b,c]	1,209	1,209

		1,209

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,209)		1,209

Value
TOTAL INVESTMENTS IN SECURITIES — 98.75%
(Cost: $2,423,015)[d]	$2,479,803
Other Assets, Less Liabilities — 1.25%	31,276

NET ASSETS — 100.00%	$2,511,079

[a]	Affiliated issuer. See Schedule 1.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $2,542,381. Net unrealized depreciation was $62,578, of which $56,788 represented gross unrealized appreciation on securities and $119,366 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the six months ended February 28, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
iShares MSCI Canada ETF	416,192	17,609	(340,935)	92,866	$2,478,594	$25,983	$1,346,775

Schedule 2 — Forward Currency Contracts (Note 5)

Forward currency contracts outstanding as of February 28, 2017 were as follows:

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
USD	1,290,095	CAD	1,690,500	CITI	03/03/2017	$17,306
USD	1,290,749	CAD	1,690,500	MS	03/03/2017	17,960
CAD	5,000	USD	3,765	MS	04/05/2017	1
USD	1,289,361	CAD	1,690,500	CITI	04/05/2017	16,275
USD	1,234,523	CAD	1,619,500	MS	04/05/2017	14,906

						66,448

CAD	1,690,500	USD	1,289,104	CITI	03/03/2017	(16,315)
CAD	1,690,500	USD	1,289,140	MS	03/03/2017	(16,350)

						(32,665)

				Net unrealized appreciation		$33,783

24	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI CANADA ETF

February 28, 2017

Counterparties:

CITI — Citibank N.A. London

MS — Morgan Stanley and Co. International PLC

Currency abbreviations:

CAD — Canadian Dollar

USD — United States Dollar

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment companies	$2,478,594	$—	$—	$2,478,594
Money market funds	1,209	—	—	1,209

Total	$2,479,803	$—	$—	$2,479,803

Derivative financial instruments[a]:
Assets:
Forward currency contracts	$—	$66,448	$—	$66,448
Liabilities:
Forward currency contracts	—	(32,665)	—	(32,665)

Total	$—	$33,783	$—	$33,783

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited)

iSHARES® CURRENCY HEDGED MSCI JAPAN ETF

February 28, 2017

Security	Shares	Value
INVESTMENT COMPANIES — 99.91%

EXCHANGE-TRADED FUNDS — 99.91%
iShares MSCI Japan ETF[a]	18,767,068	$961,436,894

		961,436,894

TOTAL INVESTMENT COMPANIES
(Cost: $953,343,384)		961,436,894

SHORT-TERM INVESTMENTS — 0.03%

MONEY MARKET FUNDS — 0.03%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.47%[b,c]	319,194	319,194

		319,194

TOTAL SHORT-TERM INVESTMENTS
(Cost: $319,194)		319,194

Value
TOTAL INVESTMENTS IN SECURITIES — 99.94%
(Cost: $953,662,578)[d]	$961,756,088
Other Assets, Less Liabilities — 0.06%	532,624

NET ASSETS — 100.00%	$962,288,712

[a]	Affiliated issuer. See Schedule 1.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $958,450,958. Net unrealized appreciation was $3,305,130, of which $8,093,510 represented gross unrealized appreciation on securities and $4,788,380 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the six months ended February 28, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
iShares MSCI Japan ETF	38,311,015	18,161,201	(37,705,148)[a]	18,767,068	$961,436,894	$9,399,113	$2,756,203

[a]	Includes 26,020,572 shares from a one-for-four reverse stock split.

Schedule 2 — Forward Currency Contracts (Note 5)

Forward currency contracts outstanding as of February 28, 2017 were as follows:

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
JPY	2,447,360,000	USD	21,685,342	CITI	03/03/2017	$99,439
JPY	813,641,000	USD	7,194,734	GS	03/03/2017	47,760
JPY	27,264,000	USD	240,133	TNTC	03/03/2017	2,552
JPY	1,462,780,000	USD	13,007,171	UBS	03/03/2017	13,529
USD	301,060	JPY	33,680,000	CITI	03/03/2017	1,263
USD	47,494,380	JPY	5,323,426,600	CITI	04/05/2017	39,364
USD	47,476,336	JPY	5,323,426,600	MS	04/05/2017	21,319
USD	884,670,039	JPY	99,187,877,800	RBS	04/05/2017	472,184

						697,410

26	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI JAPAN ETF

February 28, 2017

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
JPY	5,323,426,600	USD	47,422,877	CITI	03/03/2017	$(37,253)
JPY	5,323,426,600	USD	47,406,153	MS	03/03/2017	(20,529)
JPY	99,187,877,800	USD	883,318,887	RBS	03/03/2017	(413,972)
JPY	1,276,209,000	USD	11,429,010	TNTC	03/03/2017	(69,041)
USD	690,261,275	JPY	78,767,784,900	BNP	03/03/2017	(10,877,472)
USD	219,475,335	JPY	24,986,781,500	CITI	03/03/2017	(2,940,475)
USD	23,009,402	JPY	2,613,764,000	GS	03/03/2017	(256,597)
USD	52,972,377	JPY	6,040,494,600	MS	03/03/2017	(796,113)
USD	15,777,982	JPY	1,787,932,000	TNTC	03/03/2017	(137,006)
USD	14,409,035	JPY	1,631,548,000	UBS	03/03/2017	(113,927)
JPY	2,108,765,000	USD	18,864,250	MS	04/05/2017	(65,930)
USD	1,421,913	JPY	159,987,000	MS	04/05/2017	(4,271)

						(15,732,586)

				Net unrealized depreciation		$(15,035,176)

Counterparties:

BNP — BNP Paribas SA

CITI — Citibank N.A. London

GS — Goldman Sachs International

MS — Morgan Stanley and Co. International PLC

RBS — Royal Bank of Scotland

TNTC — The Northern Trust Company

UBS — UBS AG London

Currency abbreviations:

JPY — Japanese Yen

USD — United States Dollar

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment companies	$961,436,894	$—	$—	$961,436,894
Money market funds	319,194	—	—	319,194

Total	$961,756,088	$—	$—	$961,756,088

Derivative financial instruments[a]:
Assets:
Forward currency contracts	$—	$697,410	$—	$697,410
Liabilities:
Forward currency contracts	—	(15,732,586)	—	(15,732,586)

Total	$—	$(15,035,176)	$—	$(15,035,176)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited)

iSHARES® CURRENCY HEDGED MSCI MEXICO ETF

February 28, 2017

Security	Shares	Value
INVESTMENT COMPANIES — 98.80%

EXCHANGE-TRADED FUNDS — 98.80%
iShares MSCI Mexico Capped ETF[a]	43,588	$2,008,535

		2,008,535

TOTAL INVESTMENT COMPANIES
(Cost: $2,193,513)		2,008,535

Value
TOTAL INVESTMENTS IN SECURITIES — 98.80%
(Cost: $2,193,513)[b]	$2,008,535
Other Assets, Less Liabilities — 1.20%	24,472

NET ASSETS — 100.00%	$2,033,007

[a]	Affiliated issuer. See Schedule 1.
[b]	The cost of investments for federal income tax purposes was $2,201,324. Net unrealized depreciation was $192,789, of which $ — represented gross unrealized appreciation on securities and $192,789 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the six months ended February 28, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
iShares MSCI Mexico Capped ETF	23,115	73,673	(53,200)	43,588	$2,008,535	$9,068	$(106,318)

Schedule 2 — Forward Currency Contracts (Note 5)

Forward currency contracts outstanding as of February 28, 2017 were as follows:

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
MXN	824,000	USD	39,270	MS	03/03/2017	$1,736
USD	1,126,062	MXN	22,453,000	MS	03/03/2017	8,696
USD	2,166,318	MXN	43,188,000	MS	04/05/2017	27,521

						37,953

MXN	44,269,000	USD	2,232,275	MS	03/03/2017	(29,243)
USD	1,069,520	MXN	22,640,000	MS	03/03/2017	(57,152)
MXN	2,541,000	USD	126,479	MS	04/05/2017	(642)

						(87,037)

				Net unrealized depreciation		$(49,084)

Counterparties:

MS — Morgan Stanley and Co. International PLC

Currency abbreviations:

MXN — Mexican Peso

USD — United States Dollar

28	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI MEXICO ETF

February 28, 2017

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment companies	$2,008,535	$—	$—	$2,008,535

Total	$2,008,535	$—	$—	$2,008,535

Derivative financial instruments[a]:
Assets:
Forward currency contracts	$—	$37,953	$—	$37,953
Liabilities:
Forward currency contracts	—	(87,037)	—	(87,037)

Total	$—	$(49,084)	$—	$(49,084)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited)

iSHARES® CURRENCY HEDGED MSCI SOUTH KOREA ETF

February 28, 2017

Security	Shares	Value
INVESTMENT COMPANIES — 99.96%

EXCHANGE-TRADED FUNDS — 99.96%
iShares MSCI South Korea Capped ETF[a]	43,226	$2,531,315

		2,531,315

TOTAL INVESTMENT COMPANIES
(Cost: $2,463,262)		2,531,315

SHORT-TERM INVESTMENTS — 0.05%

MONEY MARKET FUNDS — 0.05%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.47%[b,c]	1,354	1,354

		1,354

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,354)		1,354

Value
TOTAL INVESTMENTS IN SECURITIES — 100.01%
(Cost: $2,464,616)[d]	$2,532,669
Other Assets, Less Liabilities — (0.01)%	(250)

NET ASSETS — 100.00%	$2,532,419

[a]	Affiliated issuer. See Schedule 1.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $2,483,559. Net unrealized appreciation was $49,110, of which $68,053 represented gross unrealized appreciation on securities and $18,943 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the six months ended February 28, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
iShares MSCI South Korea Capped ETF	219,077	72,334	(248,185)	43,226	$2,531,315	$100,286	$785,040

Schedule 2 — Forward Currency Contracts (Note 5)

Forward currency contracts outstanding as of February 28, 2017 were as follows:

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
KRW	6,714,650,000	USD	5,918,296	MS	03/03/2017	$19,931
USD	2,637,761	KRW	2,990,693,000	MS	04/05/2017	420

						20,351

USD	5,857,442	KRW	6,714,650,000	MS	03/03/2017	(80,785)
KRW	120,875,000	USD	107,086	MS	04/05/2017	(493)

						(81,278)

				Net unrealized depreciation		$(60,927)

Counterparties:

MS — Morgan Stanley and Co. International PLC

Currency abbreviations:

KRW — South Korean Won

USD — United States Dollar

30	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI SOUTH KOREA ETF

February 28, 2017

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment companies	$2,531,315	$—	$—	$2,531,315
Money market funds	1,354	—	—	1,354

Total	$2,532,669	$—	$—	$2,532,669

Derivative financial instruments[a]:
Assets:
Forward currency contracts	$—	$20,351	$—	$20,351
Liabilities:
Forward currency contracts	—	(81,278)	—	(81,278)

Total	$—	$(60,927)	$—	$(60,927)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI MIN VOL GLOBAL CURRENCY HEDGED ETF

February 28, 2017

Security	Shares	Value
INVESTMENT COMPANIES — 99.93%

EXCHANGE-TRADED FUNDS — 99.93%
iShares Edge MSCI Min Vol Global ETF[a]	35,163	$2,683,992

		2,683,992

TOTAL INVESTMENT COMPANIES
(Cost: $2,587,060)		2,683,992

SHORT-TERM INVESTMENTS — 0.05%

MONEY MARKET FUNDS — 0.05%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.47%[b,c]	1,354	1,354

		1,354

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,354)		1,354

Value
TOTAL INVESTMENTS IN SECURITIES — 99.98%
(Cost: $2,588,414)[d]	$2,685,346
Other Assets, Less Liabilities — 0.02%	567

NET ASSETS — 100.00%	$2,685,913

[a]	Affiliated issuer. See Schedule 1.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $2,588,648. Net unrealized appreciation was $96,698, of which $96,932 represented gross unrealized appreciation on securities and $234 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the six months ended February 28, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
iShares Edge MSCI Min Vol Global ETF	17,315	18,858	(1,010)	35,163	$2,683,992	$38,066	$(2,922)

Schedule 2 — Forward Currency Contracts (Note 5)

Forward currency contracts outstanding as of February 28, 2017 were as follows:

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
CHF	106,000	USD	105,221	MS	03/03/2017	$325
DKK	149,704	USD	21,322	MS	03/03/2017	14
EUR	38,000	USD	40,227	MS	03/03/2017	32
ILS	60,000	USD	16,306	MS	03/03/2017	173
INR	5,000	USD	74	MS	03/03/2017	1
JPY	12,000	USD	107	MS	03/03/2017	—
KRW	124,544,000	USD	109,895	MS	03/03/2017	247
SGD	41,000	USD	29,177	MS	03/03/2017	80
TWD	4,502,000	USD	146,400	MS	03/03/2017	149
USD	99,266	CAD	130,000	MS	03/03/2017	1,389
USD	108,230	CHF	108,000	MS	03/03/2017	693
USD	21,711	DKK	150,704	MS	03/03/2017	233
USD	42,846	EUR	40,000	MS	03/03/2017	468
USD	48,944	GBP	39,000	MS	03/03/2017	550

32	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL GLOBAL CURRENCY HEDGED ETF

February 28, 2017

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
USD	162,323	HKD	1,259,000	MS	03/03/2017	$139
CAD	2,000	USD	1,506	MS	04/05/2017	—
CLP	3,000	USD	5	MS	04/05/2017	—
HKD	3,000	USD	387	MS	04/05/2017	—
USD	98,353	CAD	129,000	MS	04/05/2017	1,205
USD	4,002	CHF	4,000	MS	04/05/2017	12
USD	12,750	CLP	8,237,000	MS	04/05/2017	108
USD	3,723	DKK	26,000	MS	04/05/2017	11
USD	2,129	EUR	2,000	MS	04/05/2017	6
USD	50,942	GBP	41,000	MS	04/05/2017	23
USD	165,126	HKD	1,281,000	MS	04/05/2017	34
USD	11,399	INR	763,408	MS	04/05/2017	2
USD	345,480	JPY	38,738,000	MS	04/05/2017	155
USD	54,557	KRW	61,857,000	MS	04/05/2017	9
TWD	3,000	USD	98	MS	04/06/2017	—

						6,058

CAD	130,000	USD	99,099	MS	03/03/2017	(1,222)
CHF	2,000	USD	2,028	MS	03/03/2017	(36)
CLP	8,339,000	USD	12,908	MS	03/03/2017	(84)
DKK	1,000	USD	145	MS	03/03/2017	(3)
EUR	2,000	USD	2,163	MS	03/03/2017	(44)
GBP	39,000	USD	48,424	MS	03/03/2017	(30)
HKD	1,259,000	USD	162,230	MS	03/03/2017	(46)
INR	728,408	USD	10,919	MS	03/03/2017	(3)
JPY	38,738,000	USD	344,969	MS	03/03/2017	(149)
USD	12,803	CLP	8,339,000	MS	03/03/2017	(20)
USD	15,852	ILS	60,000	MS	03/03/2017	(628)
USD	10,732	INR	733,408	MS	03/03/2017	(259)
USD	337,462	JPY	38,750,000	MS	03/03/2017	(7,465)
USD	108,172	KRW	124,544,000	MS	03/03/2017	(1,971)
USD	28,758	SGD	41,000	MS	03/03/2017	(498)
USD	143,133	TWD	4,502,000	MS	03/03/2017	(3,416)
CLP	178,000	USD	274	MS	04/05/2017	—
JPY	488,000	USD	4,366	MS	04/05/2017	(16)
KRW	902,000	USD	800	MS	04/05/2017	(4)
USD	105,431	CHF	106,000	MS	04/05/2017	(324)
USD	21,358	DKK	149,704	MS	04/05/2017	(13)
USD	40,288	EUR	38,000	MS	04/05/2017	(33)
USD	16,054	ILS	59,000	MS	04/05/2017	(165)
USD	29,181	SGD	41,000	MS	04/05/2017	(82)
USD	146,566	TWD	4,501,000	MS	04/06/2017	(292)

						(16,803)

				Net unrealized depreciation		$(10,745)

Counterparties:

MS — Morgan Stanley and Co. International PLC

Currency abbreviations:

CAD — Canadian Dollar

CHF — Swiss Franc

CLP — Chilean Peso

DKK — Danish Krone

EUR — Euro

GBP — British Pound

HKD — Hong Kong Dollar

ILS — Israeli Shekel

INR — Indian Rupee

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL GLOBAL CURRENCY HEDGED ETF

February 28, 2017

JPY — Japanese Yen

KRW — South Korean Won

SGD — Singapore Dollar

TWD — Taiwan New Dollar

USD — United States Dollar

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment companies	$2,683,992	$—	$—	$2,683,992
Money market funds	1,354	—	—	1,354

Total	$2,685,346	$—	$—	$2,685,346

Derivative financial instruments[a]:
Assets:
Forward currency contracts	$—	$6,058	$—	$6,058
Liabilities:
Forward currency contracts	—	(16,803)	—	(16,803)

Total	$—	$(10,745)	$—	$(10,745)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

34	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

February 28, 2017

	iShares Adaptive Currency Hedged MSCI Japan ETF	iShares Currency Hedged MSCI Australia ETF	iShares Currency Hedged MSCI Canada ETF

ASSETS
Investments, at cost:
Affiliated (Note 2)	$4,786,896	$3,214,945	$2,423,015

Total cost of investments	$4,786,896	$3,214,945	$2,423,015

Investments in securities, at fair value (Note 1):
Affiliated (Note 2)	$5,018,712	$3,488,443	$2,479,803

Total fair value of investments	5,018,712	3,488,443	2,479,803
Receivables:
Investment securities sold	—	63,911	—
Dividends and interest	1	—	35
Unrealized appreciation on forward currency contracts (Note 1)	10,719	4,721	66,448

Total Assets	5,029,432	3,557,075	2,546,286

LIABILITIES
Payables:
Investment securities purchased	1,127	—	2,483
Unrealized depreciation on forward currency contracts (Note 1)	5,571	66,089	32,665
Investment advisory fees (Note 2)	—	80	59

Total Liabilities	6,698	66,169	35,207

NET ASSETS	$5,022,734	$3,490,906	$2,511,079

Net assets consist of:
Paid-in capital	$4,919,674	$3,010,734	$1,357,520
Undistributed (distributions in excess of) net investment income	(1,439)	948	(1,565)
Undistributed net realized gain (accumulated net realized loss)	(132,465)	267,094	1,064,553
Net unrealized appreciation	236,964	212,130	90,571

NET ASSETS	$5,022,734	$3,490,906	$2,511,079

Shares outstanding[a]	200,000	150,000	100,000

Net asset value per share	$25.11	$23.27	$25.11

[a]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	35

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

February 28, 2017

	iShares Currency Hedged MSCI Japan ETF	iShares Currency Hedged MSCI Mexico ETF	iShares Currency Hedged MSCI South Korea ETF

ASSETS
Investments, at cost:
Affiliated (Note 2)	$953,662,578	$2,193,513	$2,464,616

Total cost of investments	$953,662,578	$2,193,513	$2,464,616

Investments in securities, at fair value (Note 1):
Affiliated (Note 2)	$961,756,088	$2,008,535	$2,532,669

Total fair value of investments	961,756,088	2,008,535	2,532,669
Receivables:
Investment securities sold	15,588,987	74,454	60,676
Dividends and interest	175	72	1
Unrealized appreciation on forward currency contracts (Note 1)	697,410	37,953	20,351

Total Assets	978,042,660	2,121,014	2,613,697

LIABILITIES
Payables:
Capital shares sold	21,362	—	—
Due to custodian	—	942	—
Unrealized depreciation on forward currency contracts (Note 1)	15,732,586	87,037	81,278
Investment advisory fees (Note 2)	—	28	—

Total Liabilities	15,753,948	88,007	81,278

NET ASSETS	$962,288,712	$2,033,007	$2,532,419

Net assets consist of:
Paid-in capital	$1,036,151,596	$2,248,474	$1,553,255
Undistributed net investment income	1,248,840	3,796	3,645
Undistributed net realized gain (accumulated net realized loss)	(68,170,058)	14,799	968,393
Net unrealized appreciation (depreciation)	(6,941,666)	(234,062)	7,126

NET ASSETS	$962,288,712	$2,033,007	$2,532,419

Shares outstanding[a]	34,250,000	100,000	100,000

Net asset value per share	$28.10	$20.33	$25.32

[a]	No par value, unlimited number of shares authorized.

See notes to financial statements.

36	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

February 28, 2017

iShares Edge MSCI Min Vol Global Currency Hedged ETF

ASSETS
Investments, at cost:
Affiliated (Note 2)	$2,588,414

Total cost of investments	$2,588,414

Investments in securities, at fair value (Note 1):
Affiliated (Note 2)	$2,685,346

Total fair value of investments	2,685,346
Receivables:
Investment securities sold	11,372
Dividends and interest	1
Unrealized appreciation on forward currency contracts (Note 1)	6,058

Total Assets	2,702,777

LIABILITIES
Payables:
Unrealized depreciation on forward currency contracts (Note 1)	16,803
Investment advisory fees (Note 2)	61

Total Liabilities	16,864

NET ASSETS	$2,685,913

Net assets consist of:
Paid-in capital	$2,602,479
Undistributed net investment income	474
Accumulated net realized loss	(3,227)
Net unrealized appreciation	86,187

NET ASSETS	$2,685,913

Shares outstanding[a]	100,000

Net asset value per share	$26.86

[a]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	37

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended February 28, 2017

	iShares Adaptive Currency Hedged MSCI Japan ETF	iShares Currency Hedged MSCI Australia ETF	iShares Currency Hedged MSCI Canada ETF

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$43,632	$88,156	$25,988
Securities lending income — affiliated — net (Note 2)	71	2,987	249

Total investment income	43,703	91,143	26,237

EXPENSES
Investment advisory fees (Note 2)	11,797	20,881	20,796

Total expenses	11,797	20,881	20,796
Less investment advisory fees waived (Note 2)	(11,797)	(19,871)	(19,790)

Net expenses	—	1,010	1,006

Net investment income	43,703	90,133	25,231

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated (Note 2)	2,088	2,769	(1,155)
In-kind redemptions — affiliated (Note 2)	—	865,005	1,348,044
Foreign currency transactions	111,025	35,469	116,291

Net realized gain	113,113	903,243	1,463,180

Net change in unrealized appreciation/depreciation on:
Investments	158,070	(431,080)	(949,490)
Forward currency contracts	(20,067)	(74,942)	35,682

Net change in unrealized appreciation/depreciation	138,003	(506,022)	(913,808)

Net realized and unrealized gain	251,116	397,221	549,372

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$294,819	$487,354	$574,603

See notes to financial statements.

38	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended February 28, 2017

	iShares Currency Hedged MSCI Japan ETF	iShares Currency Hedged MSCI Mexico ETF	iShares Currency Hedged MSCI South Korea ETF

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$9,400,000	$9,072	$100,299
Securities lending income — affiliated — net (Note 2)	6,553	618	245

Total investment income	9,406,553	9,690	100,544

EXPENSES
Investment advisory fees (Note 2)	1,746,748	4,221	32,740

Total expenses	1,746,748	4,221	32,740
Less investment advisory fees waived (Note 2)	(1,729,909)	(4,017)	(32,740)

Net expenses	16,839	204	—

Net investment income	9,389,714	9,486	100,544

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated (Note 2)	(1,944,245)	(83,961)	(15,549)
In-kind redemptions — affiliated (Note 2)	4,705,873	(22,212)	800,589
Foreign currency transactions	37,222,303	124,412	360,964
Realized gain distributions from affiliated funds	21	—	—

Net realized gain	39,983,952	18,239	1,146,004

Net change in unrealized appreciation/depreciation on:
Investments	27,427,882	(40,989)	(798,609)
Forward currency contracts	(5,730,083)	(44,713)	76,854

Net change in unrealized appreciation/depreciation	21,697,799	(85,702)	(721,755)

Net realized and unrealized gain (loss)	61,681,751	(67,463)	424,249

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$71,071,465	$(57,977)	$524,793

See notes to financial statements.

FINANCIAL STATEMENTS	39

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended February 28, 2017

iShares Edge MSCI Min Vol Global Currency Hedged ETF

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$38,067
Securities lending income — affiliated — net (Note 2)	171

Total investment income	38,238

EXPENSES
Investment advisory fees (Note 2)	4,519

Total expenses	4,519
Less investment advisory fees waived (Note 2)	(4,163)

Net expenses	356

Net investment income	37,882

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated (Note 2)	(2,922)
Foreign currency transactions	41,926

Net realized gain	39,004

Net change in unrealized appreciation/depreciation on:
Investments	10,122
Forward currency contracts	711

Net change in unrealized appreciation/depreciation	10,833

Net realized and unrealized gain	49,837

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$87,719

See notes to financial statements.

40	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Adaptive Currency Hedged MSCI Japan ETF		iShares Currency Hedged MSCI Australia ETF
	Six months ended February 28, 2017 (Unaudited)	Period from January 5, 2016[a] to August 31, 2016	Six months ended February 28, 2017 (Unaudited)	Year ended August 31, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$43,703	$27,523	$90,133	$200,593
Net realized gain (loss)	113,113	(245,578)	903,243	(346,226)
Net change in unrealized appreciation/depreciation	138,003	98,961	(506,022)	940,596

Net increase (decrease) in net assets resulting from operations	294,819	(119,094)	487,354	794,963

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(45,176)	(27,489)	(89,492)	(200,286)
From net realized gain	—	—	—	(181,301)

Total distributions to shareholders	(45,176)	(27,489)	(89,492)	(381,587)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,253,408	5,994,465	—	9,340,734
Cost of shares redeemed	—	(2,328,199)	(6,816,983)	(2,196,546)

Net increase (decrease) in net assets from capital share transactions	1,253,408	3,666,266	(6,816,983)	7,144,188

INCREASE (DECREASE) IN NET ASSETS	1,503,051	3,519,683	(6,419,121)	7,557,564

NET ASSETS
Beginning of period	3,519,683	—	9,910,027	2,352,463

End of period	$5,022,734	$3,519,683	$3,490,906	$9,910,027

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(1,439)	$34	$948	$307

SHARES ISSUED AND REDEEMED
Shares sold	50,000	250,000	—	450,000
Shares redeemed	—	(100,000)	(300,000)	(100,000)

Net increase (decrease) in shares outstanding	50,000	150,000	(300,000)	350,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	41

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Currency Hedged MSCI Canada ETF		iShares Currency Hedged MSCI Japan ETF
	Six months ended February 28, 2017 (Unaudited)	Year ended August 31, 2016	Six months ended February 28, 2017 (Unaudited)	Year ended August 31, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$25,231	$116,603	$9,389,714	$10,093,947
Net realized gain (loss)	1,463,180	(373,996)	39,983,952	(158,007,611)
Net change in unrealized appreciation/depreciation	(913,808)	1,211,506	21,697,799	34,070,446

Net increase (decrease) in net assets resulting from operations	574,603	954,113	71,071,465	(113,843,218)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(26,796)	(116,603)	(8,153,199)	(10,081,622)
From net realized gain	—	(142,133)	—	(12,890,747)
Return of capital	—	(507)	—	—

Total distributions to shareholders	(26,796)	(259,243)	(8,153,199)	(22,972,369)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	—	7,551,188	682,440,573	1,294,488,952
Cost of shares redeemed	(8,629,468)	—	(259,085,509)	(1,416,739,199)

Net increase (decrease) in net assets from capital share transactions	(8,629,468)	7,551,188	423,355,064	(122,250,247)

INCREASE (DECREASE) IN NET ASSETS	(8,081,661)	8,246,058	486,273,330	(259,065,834)

NET ASSETS
Beginning of period	10,592,740	2,346,682	476,015,382	735,081,216

End of period	$2,511,079	$10,592,740	$962,288,712	$476,015,382

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(1,565)	$—	$1,248,840	$12,325

SHARES ISSUED AND REDEEMED
Shares sold	—	350,000	24,700,000	51,000,000
Shares redeemed	(350,000)	—	(9,700,000)	(56,700,000)

Net increase (decrease) in shares outstanding	(350,000)	350,000	15,000,000	(5,700,000)

See notes to financial statements.

42	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Currency Hedged MSCI Mexico ETF		iShares Currency Hedged MSCI South Korea ETF
	Six months ended February 28, 2017 (Unaudited)	Year ended August 31, 2016	Six months ended February 28, 2017 (Unaudited)	Year ended August 31, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$9,486	$44,457	$100,544	$913,065
Net realized gain (loss)	18,239	83,887	1,146,004	(2,366,760)
Net change in unrealized appreciation/depreciation	(85,702)	262	(721,755)	1,068,832

Net increase (decrease) in net assets resulting from operations	(57,977)	128,606	524,793	(384,863)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(5,714)	(44,433)	(97,032)	(912,932)
From net realized gain	(110,888)	(141,495)	(296,450)	(48,148)

Total distributions to shareholders	(116,602)	(185,928)	(393,482)	(961,080)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	3,067,014	—	2,529,837	45,164,809
Cost of shares redeemed	(2,036,612)	(1,168,814)	(12,482,187)	(33,735,309)

Net increase (decrease) in net assets from capital share transactions	1,030,402	(1,168,814)	(9,952,350)	11,429,500

INCREASE (DECREASE) IN NET ASSETS	855,823	(1,226,136)	(9,821,039)	10,083,557

NET ASSETS
Beginning of period	1,177,184	2,403,320	12,353,458	2,269,901

End of period	$2,033,007	$1,177,184	$2,532,419	$12,353,458

Undistributed net investment income included in net assets at end of period	$3,796	$24	$3,645	$133

SHARES ISSUED AND REDEEMED
Shares sold	150,000	—	100,000	1,900,000
Shares redeemed	(100,000)	(50,000)	(500,000)	(1,500,000)

Net increase (decrease) in shares outstanding	50,000	(50,000)	(400,000)	400,000

See notes to financial statements.

FINANCIAL STATEMENTS	43

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Edge MSCI Min Vol Global Currency Hedged ETF
	Six months ended February 28, 2017 (Unaudited)	Period from October 29, 2015[a] to August 31, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$37,882	$56,836
Net realized gain	39,004	61,803
Net change in unrealized appreciation/depreciation	10,833	75,354

Net increase in net assets resulting from operations	87,719	193,993

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(37,408)	(56,955)

Total distributions to shareholders	(37,408)	(56,955)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,320,799	2,501,061
Cost of shares redeemed	—	(1,323,296)

Net increase in net assets from capital share transactions	1,320,799	1,177,765

INCREASE IN NET ASSETS	1,371,110	1,314,803

NET ASSETS
Beginning of period	1,314,803	—

End of period	$2,685,913	$1,314,803

Undistributed net investment income included in net assets at end of period	$474	$—

SHARES ISSUED AND REDEEMED
Shares sold	50,000	100,000
Shares redeemed	—	(50,000)

Net increase in shares outstanding	50,000	50,000

[a]	Commencement of operations.

See notes to financial statements.

44	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares Adaptive Currency Hedged MSCI Japan ETF

	Six months ended Feb. 28, 2017 (Unaudited)	Period from Jan. 5, 2016[a] to Aug. 31, 2016
Net asset value, beginning of period	$23.46	$24.92

Income from investment operations:
Net investment income[b]	0.28	0.23
Net realized and unrealized gain (loss)[c]	1.67	(1.51)

Total from investment operations	1.95	(1.28)

Less distributions from:
Net investment income	(0.30)	(0.18)

Total distributions	(0.30)	(0.18)

Net asset value, end of period	$25.11	$23.46

Total return	8.32%[d]	(5.06)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$5,023	$3,520
Ratio of expenses to average net assets[e,f]	0.00%	0.00%
Ratio of expenses to average net assets prior to waived fees[e,f]	0.62%	0.62%
Ratio of net investment income to average net assets[e]	2.30%	1.57%
Portfolio turnover rate[g,h]	6%[d]	2%[d]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[h]	Portfolio turnover rates exclude the portfolio activity of the underlying fund in which the Fund is invested. See page 106 for the portfolio turnover rates of the underlying fund.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	45

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares Currency Hedged MSCI Australia ETF

	Six months ended Feb. 28, 2017 (Unaudited)	Year ended Aug. 31, 2016	Period from Jun. 29, 2015[a] to Aug. 31, 2015
Net asset value, beginning of period	$22.02	$23.52	$24.48

Income from investment operations:
Net investment income (loss)[b]	0.30	0.72	(0.00)[c]
Net realized and unrealized gain (loss)[d]	1.55	0.49	(0.96)

Total from investment operations	1.85	1.21	(0.96)

Less distributions from:
Net investment income	(0.60)	(0.90)	—
Net realized gain	—	(1.81)	—

Total distributions	(0.60)	(2.71)	—

Net asset value, end of period	$23.27	$22.02	$23.52

Total return	8.43%[e]	5.70%	(3.92)%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$3,491	$9,910	$2,352
Ratio of expenses to average net assets[f,g]	0.03%	0.03%	0.04%
Ratio of expenses to average net assets prior to waived fees[f,g]	0.62%	0.62%	0.62%
Ratio of net investment income (loss) to average net assets[f]	2.68%	3.33%	(0.04)%
Portfolio turnover rate[h,i]	7%[e]	15%	0%[e,j]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	Rounds to less than $0.01.
[d]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[h]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[i]	Portfolio turnover rates exclude the portfolio activity of the underlying fund in which the Fund is invested. See page 104 for the portfolio turnover rates of the underlying fund.
[j]	Rounds to less than 1%.

See notes to financial statements.

46	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares Currency Hedged MSCI Canada ETF

	Six months ended Feb. 28, 2017 (Unaudited)	Year ended Aug. 31, 2016	Period from Jun. 29, 2015[a] to Aug. 31, 2015
Net asset value, beginning of period	$23.54	$23.47	$24.36

Income from investment operations:
Net investment income (loss)[b]	0.09	0.41	(0.00)[c]
Net realized and unrealized gain (loss)[d]	1.75	1.07	(0.89)

Total from investment operations	1.84	1.48	(0.89)

Less distributions from:
Net investment income	(0.27)	(0.46)	—
Net realized gain	—	(0.95)	—
Return of capital	—	(0.00)[c]	—

Total distributions	(0.27)	(1.41)	—

Net asset value, end of period	$25.11	$23.54	$23.47

Total return	7.82%[e]	6.92%	(3.69)%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,511	$10,593	$2,347
Ratio of expenses to average net assets[f,g]	0.03%	0.03%	0.05%
Ratio of expenses to average net assets prior to waived fees[f,g]	0.62%	0.62%	0.62%
Ratio of net investment income (loss) to average net assets[f]	0.75%	1.84%	(0.05)%
Portfolio turnover rate[h,i]	3%[e]	13%	0%[e]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	Rounds to less than $0.01.
[d]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[h]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[i]	Portfolio turnover rates exclude the portfolio activity of the underlying fund in which the Fund is invested. See page 105 for the portfolio turnover rates of the underlying fund.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	47

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Currency Hedged MSCI Japan ETF
	Six months ended Feb. 28, 2017 (Unaudited)	Year ended Aug. 31, 2016	Year ended Aug. 31, 2015	Period from Jan. 31, 2014[a] to Aug. 31, 2014
Net asset value, beginning of period	$24.73	$29.46	$25.02	$23.53

Income from investment operations:
Net investment income[b]	0.38	0.41	0.43	0.13
Net realized and unrealized gain (loss)[c]	3.26	(4.11)	4.58	1.53

Total from investment operations	3.64	(3.70)	5.01	1.66

Less distributions from:
Net investment income	(0.27)	(0.44)	(0.32)	(0.17)
Net realized gain	—	(0.59)	(0.25)	(0.00)[d]

Total distributions	(0.27)	(1.03)	(0.57)	(0.17)

Net asset value, end of period	$28.10	$24.73	$29.46	$25.02

Total return	14.71%[e]	(12.91)%	20.08%	7.05%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$962,289	$476,015	$735,081	$32,531
Ratio of expenses to average net assets[f,g]	0.01%	0.00%[h]	0.01%	0.01%
Ratio of expenses to average net assets prior to waived fees[f,g]	0.53%	0.53%	0.53%	0.53%
Ratio of net investment income to average net assets[f]	2.85%	1.57%	1.39%	0.94%
Portfolio turnover rate[i,j]	7%[e]	11%	12%	1%[e]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Rounds to less than $0.01.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[h]	Rounds to less than 0.01%.
[i]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[j]	Portfolio turnover rates exclude the portfolio activity of the underlying fund in which the Fund is invested. See page 106 for the portfolio turnover rates of the underlying fund.

See notes to financial statements.

48	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares Currency Hedged MSCI Mexico ETF

	Six months ended Feb. 28, 2017 (Unaudited)	Year ended Aug. 31, 2016	Period from Jun. 29, 2015[a] to Aug. 31, 2015
Net asset value, beginning of period	$23.54	$24.03	$24.43

Income from investment operations:
Net investment income (loss)[b]	0.15	0.49	(0.00)[c]
Net realized and unrealized gain (loss)[d]	(1.08)	1.15	(0.40)

Total from investment operations	(0.93)	1.64	(0.40)

Less distributions from:
Net investment income	(0.06)	(0.71)	—
Net realized gain	(2.22)	(1.42)	—

Total distributions	(2.28)	(2.13)	—

Net asset value, end of period	$20.33	$23.54	$24.03

Total return	(3.65)%[e]	7.41%	(1.64)%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,033	$1,177	$2,403
Ratio of expenses to average net assets[f,g]	0.03%	0.03%	0.04%
Ratio of expenses to average net assets prior to waived fees[f,g]	0.62%	0.62%	0.62%
Ratio of net investment income (loss) to average net assets[f]	1.39%	2.11%	(0.04)%
Portfolio turnover rate[h,i]	15%[e]	22%	0%[e,j]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	Rounds to less than $0.01.
[d]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[h]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[i]	Portfolio turnover rates exclude the portfolio activity of the underlying fund in which the Fund is invested. See page 107 for the portfolio turnover rates of the underlying fund.
[j]	Rounds to less than 1%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	49

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares Currency Hedged MSCI South Korea ETF

	Six months ended Feb. 28, 2017 (Unaudited)	Year ended Aug. 31, 2016	Period from Jun. 29, 2015[a] to Aug. 31, 2015
Net asset value, beginning of period	$24.71	$22.70	$24.64

Income from investment operations:
Net investment income (loss)[b]	0.29	2.12	(0.00)[c]
Net realized and unrealized gain (loss)[d]	1.44	0.92	(1.94)

Total from investment operations	1.73	3.04	(1.94)

Less distributions from:
Net investment income	(0.28)	(0.55)	—
Net realized gain	(0.84)	(0.48)	—

Total distributions	(1.12)	(1.03)	—

Net asset value, end of period	$25.32	$24.71	$22.70

Total return	7.36%[e]	13.67%	(7.87)%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,532	$12,353	$2,270
Ratio of expenses to average net assets[f,g]	0.00%	0.00%	0.02%
Ratio of expenses to average net assets prior to waived fees[f,g]	0.77%	0.77%	0.77%
Ratio of net investment income (loss) to average net assets[f]	2.36%	9.13%	(0.02)%
Portfolio turnover rate[h,i]	15%[e]	21%	2%[e]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	Rounds to less than $0.01.
[d]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[h]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[i]	Portfolio turnover rates exclude the portfolio activity of the underlying fund in which the Fund is invested. See page 108 for the portfolio turnover rates of the underlying fund.

See notes to financial statements.

50	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares Edge MSCI Min Vol Global Currency Hedged ETF

	Six months ended Feb. 28, 2017 (Unaudited)	Period from Oct. 29, 2015[a] to Aug. 31, 2016
Net asset value, beginning of period	$26.30	$25.01

Income from investment operations:
Net investment income[b]	0.41	0.57
Net realized and unrealized gain[c]	0.52	1.29

Total from investment operations	0.93	1.86

Less distributions from:
Net investment income	(0.37)	(0.57)

Total distributions	(0.37)	(0.57)

Net asset value, end of period	$26.86	$26.30

Total return	3.61%[d]	7.51%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,686	$1,315
Ratio of expenses to average net assets[e,f]	0.03%	0.03%
Ratio of expenses to average net assets prior to waived fees[e,f]	0.38%	0.38%
Ratio of net investment income to average net assets[e]	3.19%	2.70%
Portfolio turnover rate[g,h]	3%[d]	4%[d]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[h]	Portfolio turnover rates exclude the portfolio activity of the underlying fund in which the Fund is invested. See page 103 for the portfolio turnover rates of the underlying fund.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	51

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Adaptive Currency Hedged MSCI Japan	Non-diversified
Currency Hedged MSCI Australia	Non-diversified
Currency Hedged MSCI Canada	Non-diversified
Currency Hedged MSCI Japan	Non-diversified
Currency Hedged MSCI Mexico	Non-diversified
Currency Hedged MSCI South Korea	Non-diversified
Edge MSCI Min Vol Global Currency Hedged	Non-diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective. Currently each Fund seeks to achieve its investment objective by investing a substantial portion of its assets in an exchange-traded fund of iShares, Inc. (an “underlying fund”), an affiliate of the Funds. The financial statements and schedules of investments for the underlying funds can be found elsewhere in this report and should be read in conjunction with the Funds’ financial statements.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”)

52	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•	Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Forward currency contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. Interpolated forward exchange rates are used for contracts with interim settlement dates for which quotations are not available.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration factors that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

NOTES TO FINANCIAL STATEMENTS	53

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of February 28, 2017 are reflected in tax reclaims receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for federal income tax purposes. However, the Funds have elected to treat realized gains (losses) from certain foreign currency contracts as capital gain (loss) for federal income tax purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on

54	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2017, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

On October 11, 2016, BlackRock, Inc. (“BlackRock”) implemented changes required by amendments to Rule 2a-7 under the 1940 Act, which governs the operations of U.S. money market funds. The Funds may be exposed to additional risks when reinvesting the cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00 and which may be subject to redemption gates or liquidity fees under certain circumstances.

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of February 28, 2017, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of February 28, 2017 and the total value of the related cash collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of

NOTES TO FINANCIAL STATEMENTS	55

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent Trustees).

For its investment advisory services to the iShares Adaptive Currency Hedged MSCI Japan ETF, BFA is entitled to an annual investment advisory fee of 0.62% based on the average daily net assets of the Fund. In addition, the Fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). BFA has contractually agreed to reduce the investment advisory fee for the Fund through December 31, 2020 so that the investment advisory fee is equal to the acquired fund fees and expenses that would have been experienced by the Fund related to its investment in the iShares MSCI Japan ETF (“EWJ”), after taking into account any fee waivers by EWJ.

For its investment advisory services to the iShares Currency Hedged MSCI Australia ETF, BFA is entitled to an annual investment advisory fee of 0.62% based on the average daily net assets of the Fund. In addition, the Fund may incur acquired fund fees and expenses. BFA has contractually agreed to reduce the investment advisory fee for the Fund through December 31, 2020 so that the investment advisory fee is equal to the acquired fund fees and expenses that would have been experienced by the Fund related to its investment in the iShares MSCI Australia ETF (“EWA”), after taking into account any fee waivers by EWA, plus 0.03%.

For its investment advisory services to the iShares Currency Hedged MSCI Canada ETF, BFA is entitled to an annual investment advisory fee of 0.62% based on the average daily net assets of the Fund. In addition, the Fund may incur acquired fund fees and expenses. BFA has contractually agreed to reduce the investment advisory fee for the Fund through December 31, 2020 so that the investment advisory fee is equal to the acquired fund fees and expenses that would have been experienced by the Fund related to its investment in the iShares MSCI Canada ETF (“EWC”), after taking into account any fee waivers by EWC, plus 0.03%.

For its investment advisory services to the iShares Currency Hedged MSCI Japan ETF, BFA is entitled to an annual investment advisory fee of 0.53% based on the average daily net assets of the Fund. In addition, the Fund may incur acquired fund fees and expenses. The total of the investment advisory fee and acquired fund fees and expenses is a fund’s total annual operating expenses. BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through December 31, 2020 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other iShares funds, provided that the waiver be no greater than the Fund’s investment advisory fee of 0.53%. BFA has also contractually agreed to waive an additional portion of its investment advisory fee for the Fund through December 31, 2020 such that the Fund’s total annual operating expenses after fee waiver will be equal to the greater of the acquired fund fees and expenses or 0.48%.

For its investment advisory services to the iShares Currency Hedged MSCI Mexico ETF, BFA is entitled to an annual investment advisory fee of 0.62% based on the average daily net assets of the Fund. In addition, the Fund may incur acquired fund fees and expenses. BFA has contractually agreed to reduce the investment advisory fee for the Fund through December 31, 2020 so that

56	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

the investment advisory fee is equal to the acquired fund fees and expenses that would have been experienced by the Fund related to its investment in the iShares MSCI Mexico Capped ETF (“EWW”), after taking into account any fee waivers by EWW, plus 0.03%.

For its investment advisory services to the iShares Currency Hedged MSCI South Korea ETF, BFA is entitled to an annual investment advisory fee of 0.77% based on the average daily net assets of the Fund. In addition, the Fund may incur acquired fund fees and expenses. BFA has contractually agreed to reduce the investment advisory fee for the Fund through December 31, 2020 so that the investment advisory fee is equal to the acquired fund fees and expenses that would have been experienced by the Fund related to its investment in the iShares MSCI South Korea Capped ETF (“EWY”), after taking into account any fee waivers by EWY, plus 0.03%. Additionally, BFA has contractually agreed to a reduction in the investment advisory fee of 0.03% through December 31, 2020.

For its investment advisory services to the iShares Edge MSCI Min Vol Global Currency Hedged ETF, BFA is entitled to an annual investment advisory fee of 0.38% based on the average daily net assets of the Fund. In addition, the Fund may incur acquired fund fees and expenses. BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through December 31, 2020 in an amount equal to the acquired fund fees and expenses, if any, attributable to investments by the Fund in the iShares Edge MSCI Min Vol Global ETF (“ACWV”). BFA has contractually agreed to reduce the investment advisory fee for the Fund through December 31, 2020 so that the investment advisory fee is equal to the acquired fund fees and expenses that would have been experienced by the Fund related to its investment in ACWV, after taking into account any fee waivers by ACWV, plus 0.03%.

The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

NOTES TO FINANCIAL STATEMENTS	57

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For the six months ended February 28, 2017, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
Adaptive Currency Hedged MSCI Japan	$20
Currency Hedged MSCI Australia	717
Currency Hedged MSCI Canada	80
Currency Hedged MSCI Japan	1,913
Currency Hedged MSCI Mexico	142
Currency Hedged MSCI South Korea	72
Edge MSCI Min Vol Global Currency Hedged	32

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended February 28, 2017 were as follows:

iShares ETF	Purchases	Sales
Adaptive Currency Hedged MSCI Japan	$326,365	$235,016
Currency Hedged MSCI Australia	480,479	508,623
Currency Hedged MSCI Canada	452,572	188,416
Currency Hedged MSCI Japan	102,538,210	51,048,735
Currency Hedged MSCI Mexico	199,040	343,932
Currency Hedged MSCI South Korea	1,308,420	1,217,588
Edge MSCI Min Vol Global Currency Hedged	112,542	74,403

58	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

In-kind transactions (see Note 4) for the six months ended February 28, 2017 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Adaptive Currency Hedged MSCI Japan	$1,248,377	$—
Currency Hedged MSCI Australia	—	6,790,901
Currency Hedged MSCI Canada	—	8,716,667
Currency Hedged MSCI Japan	665,871,893	256,567,822
Currency Hedged MSCI Mexico	3,142,461	2,008,341
Currency Hedged MSCI South Korea	2,783,356	12,678,674
Edge MSCI Min Vol Global Currency Hedged	1,325,483	—

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

5.	FORWARD CURRENCY CONTRACTS

Forward currency contracts are entered into for the purpose of hedging against the effects of foreign currencies on the value of a portfolio denominated in a non-U.S. currency. A forward currency contract is an obligation to purchase or sell a currency against another currency at a specified future date at an agreed upon price and quantity. Forward currency contracts are traded over-the-counter (“OTC”) and not on an organized exchange. The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation. When the contract is closed, a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed is recorded. Non-deliverable forward currency contracts are settled with the counterparty in cash without the delivery of foreign currency. Losses may arise if there are unfavorable movements in the value of a foreign currency relative to the U.S. dollar or if the counterparties do not meet the terms of the agreement. A fund’s use of forward currency contracts also involves the risks of imperfect correlation between the value of its currency positions and its other investments or the fund failing to close out its position due to an illiquid market.

NOTES TO FINANCIAL STATEMENTS	59

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table shows the value of forward currency contracts held as of February 28, 2017 and the related locations in the statements of assets and liabilities, presented by risk exposure category:

Assets
	iShares Adaptive Currency Hedged MSCI Japan ETF	iShares Currency Hedged MSCI Australia ETF	iShares Currency Hedged MSCI Canada ETF
Forward currency contracts:
Unrealized appreciation on forward currency contracts/Net assets consist of – net unrealized appreciation (depreciation)	$10,719	$4,721	$66,448

	iShares Currency Hedged MSCI Japan ETF	iShares Currency Hedged MSCI Mexico ETF	iShares Currency Hedged MSCI South Korea ETF
Forward currency contracts:
Unrealized appreciation on forward currency contracts/Net assets consist of – net unrealized appreciation (depreciation)	$697,410	$37,953	$20,351

iShares Edge MSCI Min Vol Global Currency Hedged ETF
Forward currency contracts:
Unrealized appreciation on forward currency contracts/Net assets consist of – net unrealized appreciation (depreciation)	$6,058

Liabilities
	iShares Adaptive Currency Hedged MSCI Japan ETF	iShares Currency Hedged MSCI Australia ETF	iShares Currency Hedged MSCI Canada ETF
Forward currency contracts:
Unrealized depreciation on forward currency contracts/Net assets consist of – net unrealized appreciation (depreciation)	$5,571	$66,089	$32,665

60	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

	iShares Currency Hedged MSCI Japan ETF	iShares Currency Hedged MSCI Mexico ETF	iShares Currency Hedged MSCI South Korea ETF
Forward currency contracts:
Unrealized depreciation on forward currency contracts/Net assets consist of – net unrealized appreciation (depreciation)	$15,732,586	$87,037	$81,278

iShares Edge MSCI Min Vol Global Currency Hedged ETF
Forward currency contracts:
Unrealized depreciation on forward currency contracts/Net assets consist of – net unrealized appreciation (depreciation)	$16,803

The following table shows the realized and unrealized gains (losses) on forward currency contracts held during the six months ended February 28, 2017 and the related locations in the statements of operations, presented by risk exposure category:

	Net Realized Gain (Loss)
	iShares Adaptive Currency Hedged MSCI Japan ETF	iShares Currency Hedged MSCI Australia ETF	iShares Currency Hedged MSCI Canada ETF
Forward currency contracts:
Foreign currency transactions	$111,025	$35,469	$116,291

	iShares Currency Hedged MSCI Japan ETF	iShares Currency Hedged MSCI Mexico ETF	iShares Currency Hedged MSCI South Korea ETF
Forward currency contracts:
Foreign currency transactions	$37,222,303	$124,412	$360,964

iShares Edge MSCI Min Vol Global Currency Hedged ETF
Forward currency contracts:
Foreign currency transactions	$41,926

NOTES TO FINANCIAL STATEMENTS	61

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

	Net Change in Unrealized Appreciation/Depreciation
	iShares Adaptive Currency Hedged MSCI Japan ETF	iShares Currency Hedged MSCI Australia ETF	iShares Currency Hedged MSCI Canada ETF
Forward currency contracts:
Forward currency contracts	$(20,067)	$(74,942)	$35,682

	iShares Currency Hedged MSCI Japan ETF	iShares Currency Hedged MSCI Mexico ETF	iShares Currency Hedged MSCI South Korea ETF
Forward currency contracts:
Forward currency contracts	$(5,730,083)	$(44,713)	$76,854

iShares Edge MSCI Min Vol Global Currency Hedged ETF
Forward currency contracts:
Forward currency contracts	$711

The following table shows the average quarter-end balances of outstanding forward currency contracts for the six months ended February 28, 2017:

	iShares Adaptive Currency Hedged MSCI Japan ETF	iShares Currency Hedged MSCI Australia ETF	iShares Currency Hedged MSCI Canada ETF
Average amounts purchased in U.S. dollars	$3,008,072	$7,869,853	$8,007,808
Average amounts sold in U.S. dollars	$6,116,302	$15,806,658	$16,097,803

	iShares Currency Hedged MSCI Japan ETF	iShares Currency Hedged MSCI Mexico ETF	iShares Currency Hedged MSCI South Korea ETF
Average amounts purchased in U.S. dollars	$803,252,228	$1,561,167	$10,209,841
Average amounts sold in U.S. dollars	$1,508,460,053	$3,013,508	$18,060,504

62	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares Edge MSCI Min Vol Global Currency Hedged ETF
Average amounts purchased in U.S. dollars	$1,316,212
Average amounts sold in U.S. dollars	$2,212,951

The Funds’ risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Funds. In order to better define their contractual rights and to secure rights that will help the Funds to mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. master agreement (“ISDA Master Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Funds and a counterparty that governs OTC derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency.

The collateral requirements under an ISDA Master Agreement are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by the parties. Forward currency contracts held by the Funds generally do not require collateral. To the extent amounts due to the Funds from the counterparty are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to netting arrangements in the statements of assets and liabilities.

The following table presents the exposure of the open forward currency contracts that are subject to potential offset in the statements of assets and liabilities as of February 28, 2017:

	Derivative Assets Subject to Offsetting	Derivatives Available for Offset	Net Amount of Derivative Assets
iShares Adaptive Currency Hedged MSCI Japan ETF
Forward currency contracts	$10,719	$(5,571)	$5,148

iShares Currency Hedged MSCI Australia ETF
Forward currency contracts	$4,721	$(4,721)	$—

iShares Currency Hedged MSCI Canada ETF
Forward currency contracts	$66,448	$(32,665)	$33,783

iShares Currency Hedged MSCI Japan ETF
Forward currency contracts	$697,410	$(639,198)	$58,212

NOTES TO FINANCIAL STATEMENTS	63

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

	Derivative Assets Subject to Offsetting	Derivatives Available for Offset	Net Amount of Derivative Assets
iShares Currency Hedged MSCI Mexico ETF
Forward currency contracts	$37,953	$(37,953)	$—

iShares Currency Hedged MSCI South Korea ETF
Forward currency contracts	$20,351	$(20,351)	$—

iShares Edge MSCI Min Vol Global Currency Hedged ETF
Forward currency contracts	$6,058	$(6,058)	$—

	Derivative Liabilities Subject to Offsetting	Derivatives Available for Offset	Net Amount of Derivative Liabilities
iShares Adaptive Currency Hedged MSCI Japan ETF
Forward currency contracts	$5,571	$(5,571)	$—

iShares Currency Hedged MSCI Australia ETF
Forward currency contracts	$66,089	$(4,721)	$61,368

iShares Currency Hedged MSCI Canada ETF
Forward currency contracts	$32,665	$(32,665)	$—

iShares Currency Hedged MSCI Japan ETF
Forward currency contracts	$15,732,586	$(639,198)	$15,093,388

iShares Currency Hedged MSCI Mexico ETF
Forward currency contracts	$87,037	$(37,953)	$49,084

iShares Currency Hedged MSCI South Korea ETF
Forward currency contracts	$81,278	$(20,351)	$60,927

iShares Edge MSCI Min Vol Global Currency Hedged ETF
Forward currency contracts	$16,803	$(6,058)	$10,745

6.	PRINCIPAL RISKS

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

64	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTES TO FINANCIAL STATEMENTS	65

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

As of August 31, 2016, the Funds’ fiscal year end, the following Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non- Expiring
Adaptive Currency Hedged MSCI Japan	$209,378
Currency Hedged MSCI Australia	10,541
Currency Hedged MSCI Canada	28,659
Currency Hedged MSCI Japan	4,396,799
Edge MSCI Min Vol Global Currency Hedged	2,905

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2017, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

66	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
Adaptive Currency Hedged MSCI Japan	$0.273587	$—	$0.027586	$0.301173	91%	—%	9%		100%
Currency Hedged MSCI Australia	0.596613	—	—	0.596613	100	—	—		100
Currency Hedged MSCI Canada	0.179197	—	0.088763	0.267960	67	—	33		100
Currency Hedged MSCI Japan	0.238090	—	0.029228	0.267318	89	—	11		100
Currency Hedged MSCI Mexico	0.057025	2.217760	0.000115	2.274900	3	97	0	[a]	100
Currency Hedged MSCI South Korea	—	0.847000	0.277234	1.124234	—	75	25		100
Edge MSCI Min Vol Global Currency Hedged	0.339108	—	0.034972	0.374080	91	—	9		100

[a]	Rounds to less than 1%.

SUPPLEMENTAL INFORMATION	67

Additional Financial Information

February 28, 2017

iShares, Inc.

iShares Edge MSCI Min Vol Global ETF   |  ACWV  |  NYSE Arca

iShares MSCI Australia ETF  |  EWA  |  NYSE Arca

iShares MSCI Canada ETF  |  EWC  |  NYSE Arca

iShares MSCI Japan ETF  |  EWJ  |  NYSE Arca

iShares MSCI Mexico Capped ETF  |  EWW  |  NYSE Arca

iShares MSCI South Korea Capped ETF  |  EWY  |  NYSE Arca

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI MIN VOL GLOBAL ETF

February 28, 2017

Security	Shares	Value
COMMON STOCKS — 99.57%

BELGIUM — 0.30%
Colruyt SA	25,862	$1,216,582
Proximus SADP	133,942	3,950,279
UCB SA	49,998	3,570,724

		8,737,585
CANADA — 3.61%
Agnico Eagle Mines Ltd.	272,902	11,507,854
BCE Inc.	219,634	9,608,210
Fairfax Financial Holdings Ltd.	13,124	5,925,593
First Capital Realty Inc.	158,096	2,497,164
Franco-Nevada Corp.	252,444	16,317,514
Goldcorp Inc.	632,268	10,048,882
Intact Financial Corp.	192,228	13,666,192
RioCan REIT	101,518	2,045,000
Rogers Communications Inc. Class B	77,586	3,266,409
Shaw Communications Inc. Class B	573,596	11,970,398
Silver Wheaton Corp.	106,536	2,080,929
TELUS Corp.	284,776	9,292,928
Thomson Reuters Corp.	201,106	8,527,398

		106,754,471
CHILE — 0.37%
Aguas Andinas SA Series A	4,215,120	2,271,801
Banco de Chile	36,600,520	4,433,030
Empresas COPEC SA	162,506	1,704,626
SACI Falabella	311,502	2,547,336

		10,956,793
CHINA — 2.81%
Agricultural Bank of China Ltd. Class H	6,176,000	2,848,338
ANTA Sports Products Ltd.[a]	772,000	2,337,149
Beijing Capital International Airport Co. Ltd. Class H	2,316,000	2,482,350
China Construction Bank Corp. Class H	10,808,000	8,897,078
China Huishan Dairy Holdings Co. Ltd.[a]	5,790,000	2,118,352
China Medical System Holdings Ltd.[a]	772,000	1,257,088
China Mobile Ltd.	2,020,000	22,275,441
China Unicom Hong Kong Ltd.	2,316,000	2,816,513
COSCO SHIPPING Ports Ltd.[a]	1,544,000	1,720,539

Security	Shares	Value
CSPC Pharmaceutical Group Ltd.	6,176,000	$7,558,438
Fullshare Holdings Ltd.[a]	4,825,000	1,870,962
Guangdong Investment Ltd.	4,632,000	6,313,285
Hengan International Group Co. Ltd.[a]	579,000	4,945,307
Industrial & Commercial Bank of China Ltd. Class H	2,702,000	1,771,758
Jiangsu Expressway Co. Ltd. Class H	1,616,000	2,131,780
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	3,232,000	1,944,417
Shenzhou International Group Holdings Ltd.[a]	808,000	4,829,815
Zhejiang Expressway Co. Ltd. Class H	1,544,000	1,736,452
Zijin Mining Group Co. Ltd. Class H	8,492,000	3,205,375

		83,060,437
COLOMBIA — 0.04%
Corp. Financiera Colombiana SA	128,117	1,286,278

		1,286,278
CZECH REPUBLIC — 0.05%
Komercni Banka AS	41,302	1,489,582

		1,489,582
DENMARK — 0.97%
Chr Hansen Holding A/S	42,273	2,530,941
Coloplast A/S Class Ba	137,802	9,745,625
DONG Energy A/Sb,c	221,179	8,167,339
ISS A/S	105,764	4,133,793
William Demant Holding A/Sa,b	193,386	3,972,776

		28,550,474
FINLAND — 0.06%
Orion OYJ Class B	35,898	1,775,278

		1,775,278
GERMANY — 0.20%
MAN SE	57,900	5,961,112

		5,961,112
HONG KONG — 3.37%
Cheung Kong Infrastructure Holdings Ltd.[a]	808,000	6,656,610
CLP Holdings Ltd.	2,020,000	20,544,931
Hang Seng Bank Ltd.[a]	1,158,000	23,749,409

SCHEDULES OF INVESTMENTS	69

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL GLOBAL ETF

February 28, 2017

Security	Shares	Value
HK Electric Investments & HK Electric Investments Ltd.[a,c]	4,233,000	$3,697,253
HKT Trust & HKT Ltd.	4,246,000	5,666,840
Hong Kong & China Gas Co. Ltd.[a]	3,829,046	7,369,574
Link REIT	1,212,000	8,361,097
MTR Corp. Ltd.	2,222,000	11,750,556
Power Assets Holdings Ltd.[a]	808,000	7,249,927
Yue Yuen Industrial Holdings Ltd.	1,212,000	4,512,338

		99,558,535
INDIA — 0.26%
Wipro Ltd. ADR[a]	799,406	7,818,191

		7,818,191
INDONESIA — 0.82%
Bank Central Asia Tbk PT	9,997,400	11,582,171
Hanjaya Mandala Sampoerna Tbk PT	9,074,000	2,633,202
Kalbe Farma Tbk PT	16,598,000	1,904,239
Telekomunikasi Indonesia Persero Tbk PT	19,722,000	5,693,589
Unilever Indonesia Tbk PT	767,600	2,427,529

		24,240,730
IRELAND — 0.89%
Accenture PLC Class A	27,424	3,359,440
Kerry Group PLC Class A	88,008	6,780,004
Medtronic PLC	142,434	11,524,335
Paddy Power Betfair PLC	15,054	1,654,025
Ryanair Holdings PLC ADR[b]	34,740	2,839,995

		26,157,799
ISRAEL — 0.71%
Azrieli Group Ltd.	69,376	3,451,362
Bank Hapoalim BM	581,316	3,585,019
Bank Leumi le-Israel BMb	859,622	3,768,801
Mizrahi Tefahot Bank Ltd.[a]	231,496	3,866,428
Nice Ltd.	52,496	3,647,017
Teva Pharmaceutical Industries Ltd. ADR	77,586	2,717,062

		21,035,689
ITALY — 0.49%
Snam SpA	3,640,366	14,544,629

		14,544,629
JAPAN — 12.69%
ABC-Mart Inc.	40,400	2,444,546

Security	Shares	Value
Ajinomoto Co. Inc.	154,400	$3,138,094
ANA Holdings Inc.	1,930,000	5,792,501
Astellas Pharma Inc.	772,000	10,432,712
Benesse Holdings Inc.	121,200	3,742,647
Canon Inc.	656,200	19,242,903
Chugai Pharmaceutical Co. Ltd.	80,800	2,704,527
Daiichi Sankyo Co. Ltd.	231,600	5,300,190
Daiwa House REIT Investment Corp.	386	1,007,392
Eisai Co. Ltd.	80,800	4,550,394
FamilyMart UNY Holdings Co. Ltd.	79,000	4,843,724
FUJIFILM Holdings Corp.	80,800	3,135,663
Japan Airlines Co. Ltd.	202,000	6,624,105
Japan Prime Realty Investment Corp.	1,212	4,831,318
Japan Real Estate Investment Corp.	1,212	6,705,349
Japan Retail Fund Investment Corp.	3,860	7,796,934
Kajima Corp.	386,000	2,525,379
KDDI Corp.	38,600	1,013,946
Keikyu Corp.	808,000	8,926,022
Kintetsu Group Holdings Co. Ltd.	404,000	1,505,725
Konami Holdings Corp.	80,800	3,423,086
Kyowa Hakko Kirin Co. Ltd.	77,200	1,159,880
Lawson Inc.	77,200	5,347,455
LINE Corp.[a,b]	77,200	2,670,278
M3 Inc.	77,200	1,966,483
McDonald’s Holdings Co. Japan Ltd.[a]	121,200	3,466,416
MEIJI Holdings Co. Ltd.	38,600	3,098,074
Miraca Holdings Inc.	80,800	3,885,275
Mitsubishi Tanabe Pharma Corp.	363,600	7,506,958
Nagoya Railroad Co. Ltd.	1,158,000	5,330,205
NH Foods Ltd.	50,000	1,337,981
Nippon Building Fund Inc.	386	2,166,582
Nippon Prologis REIT Inc.	2,424	5,232,122
Nippon Telegraph & Telephone Corp.	386,000	16,390,812
Nissin Foods Holdings Co. Ltd.	80,800	4,542,450
Nitori Holdings Co. Ltd.	86,900	10,159,110
Nomura Real Estate Master Fund Inc.	4,246	6,386,931
Nomura Research Institute Ltd.	193,530	6,711,323

70	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL GLOBAL ETF

February 28, 2017

Security	Shares	Value
NTT Data Corp.	202,000	$9,568,754
NTT DOCOMO Inc.	694,800	16,561,931
Obayashi Corp.	193,000	1,800,885
Oracle Corp. Japan	40,400	2,361,496
Oriental Land Co. Ltd./Japan	121,200	6,837,506
Otsuka Corp.	80,800	4,123,591
Otsuka Holdings Co. Ltd.	444,400	20,300,562
Park24 Co. Ltd.	159,800	4,506,136
Recruit Holdings Co. Ltd.	463,200	22,811,208
Sankyo Co. Ltd.	80,800	2,870,626
Santen Pharmaceutical Co. Ltd.	308,800	4,443,563
Secom Co. Ltd.	202,000	14,777,405
Shimadzu Corp.	77,200	1,263,379
Shionogi & Co. Ltd.	40,400	1,985,246
Suntory Beverage & Food Ltd.	202,000	8,503,553
Taisho Pharmaceutical Holdings Co. Ltd.	40,400	3,303,928
Takeda Pharmaceutical Co. Ltd.	347,400	16,214,174
Terumo Corp.	115,800	4,031,291
Tobu Railway Co. Ltd.	1,212,000	6,228,717
Toho Co. Ltd./Tokyo	121,200	3,444,751
TonenGeneral Sekiyu KK	161,000	1,935,425
Toyo Suisan Kaisha Ltd.	121,200	4,463,011
United Urban Investment Corp.	4,246	6,626,014
USS Co. Ltd.	121,200	2,084,183
Yamada Denki Co. Ltd.	270,200	1,383,783
Yamato Holdings Co. Ltd.	242,400	5,317,699

		374,794,309
MALAYSIA — 0.80%
Hong Leong Bank Bhd	965,000	2,951,509
IHH Healthcare Bhd	2,084,400	2,821,452
Malayan Banking Bhd[a]	1,968,600	3,813,054
Maxis Bhd[a]	2,624,800	3,730,290
Petronas Dagangan Bhd	308,800	1,703,964
Public Bank Bhd	1,312,460	5,900,158
Telekom Malaysia Bhd[a]	1,852,800	2,570,551

		23,490,978
PHILIPPINES — 0.42%
Aboitiz Equity Ventures Inc.	1,594,180	2,331,824
Bank of the Philippine Islands	1,092,389	2,044,898
BDO Unibank Inc.	2,964,509	6,818,695
Jollibee Foods Corp.	330,800	1,329,393

		12,524,810

Security	Shares	Value
POLAND — 0.06%
Polski Koncern Naftowy ORLEN SA	81,868	$1,899,335

		1,899,335
QATAR — 0.30%
Qatar National Bank SAQ	211,953	8,789,537

		8,789,537
SINGAPORE — 0.98%
SATS Ltd.	1,119,400	4,002,002
Singapore Airlines Ltd.[a]	849,200	6,041,643
Singapore Press Holdings Ltd.[a]	1,439,500	3,602,481
Singapore Telecommunications Ltd.	5,481,200	15,441,656

		29,087,782
SOUTH KOREA — 0.80%
CJ Korea Express Corp.[a,b]	11,580	1,766,571
Dongbu Insurance Co. Ltd.	42,074	2,273,466
Kangwon Land Inc.[b]	126,222	3,946,007
Kia Motors Corp.	47,092	1,592,986
KT&G Corp.	15,054	1,364,612
NAVER Corp.	2,316	1,589,402
S-1 Corp.	28,178	2,267,696
Samsung Fire & Marine Insurance Co. Ltd.	12,738	2,872,598
Samsung Life Insurance Co. Ltd.	15,054	1,424,522
SK Telecom Co. Ltd.	21,616	4,425,473

		23,523,333
SPAIN — 0.05%
Amadeus IT Holding SA Class A	31,652	1,476,675

		1,476,675
SWITZERLAND — 4.58%
Chocoladefabriken Lindt & Sprungli AG Registered	116	7,540,087
Chubb Ltd.	96,114	13,280,071
EMS-Chemie Holding AG Registered	5,790	3,304,194
Givaudan SA Registered	808	1,471,658
Kuehne + Nagel International AG Registered	79,516	11,354,324
Nestle SA Registered	390,632	28,962,431
Novartis AG Registered	197,632	15,471,915
Roche Holding AG	73,400	17,934,974
Schindler Holding AG Registered	31,266	5,997,502
Sonova Holding AG Registered	72,568	9,557,860

SCHEDULES OF INVESTMENTS	71

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL GLOBAL ETF

February 28, 2017

Security	Shares	Value
Swiss Prime Site AG Registered	60,462	$5,264,653
Swisscom AG Registered	33,968	14,998,901

		135,138,570
TAIWAN — 3.95%
Asustek Computer Inc.	808,000	7,297,997
Chang Hwa Commercial Bank Ltd.	7,281,630	4,349,046
Chicony Electronics Co. Ltd.	816,504	1,924,094
Chunghwa Telecom Co. Ltd.	5,790,000	19,222,419
E.Sun Financial Holding Co. Ltd.	6,562,000	3,983,312
Far EasTone Telecommunications Co. Ltd.	2,424,000	5,838,397
First Financial Holding Co. Ltd.	14,282,328	8,437,328
Formosa Petrochemical Corp.	1,616,000	5,628,005
Hon Hai Precision Industry Co. Ltd.	2,693,400	7,846,088
Hua Nan Financial Holdings Co. Ltd.	11,194,487	6,157,724
Mega Financial Holding Co. Ltd.	8,080,000	6,285,482
Quanta Computer Inc.	808,000	1,675,252
Siliconware Precision Industries Co. Ltd.	3,474,000	5,472,736
Synnex Technology International Corp.	2,132,250	2,342,293
Taiwan Business Bank	6,562,322	1,796,316
Taiwan Cooperative Financial Holding Co. Ltd.	11,966,538	5,706,048
Taiwan Mobile Co. Ltd.	2,316,000	8,141,260
Taiwan Semiconductor Manufacturing Co. Ltd.	2,020,000	12,426,319
WPG Holdings Ltd.	1,616,000	2,051,329

		116,581,445
THAILAND — 0.72%
Advanced Info Service PCL NVDR	926,400	4,432,219
Bangkok Dusit Medical Services PCL NVDR[a]	5,777,800	3,327,091
BTS Group Holdings PCL NVDR	9,611,400	2,257,910
Bumrungrad Hospital PCL NVDR[a]	563,800	2,842,784
CP ALL PCL NVDR	887,800	1,526,063
KCE Electronics PCL NVDR[a]	424,600	1,195,140
Krung Thai Bank PCL NVDR	5,133,800	2,882,711
Siam Cement PCL (The) Foreign	193,000	2,853,075

		21,316,993

Security	Shares	Value
UNITED ARAB EMIRATES — 0.26%
Emirates Telecommunications Group Co. PJSC	1,031,778	$4,944,668
National Bank of Abu Dhabi PJSC	906,328	2,591,271

		7,535,939
UNITED KINGDOM — 1.77%
AstraZeneca PLC	34,354	1,985,316
Compass Group PLC	427,688	7,972,581
Fresnillo PLC	239,320	4,425,454
GlaxoSmithKline PLC	466,674	9,570,418
Kingfisher PLC	1,199,688	4,914,600
Randgold Resources Ltd.	122,451	11,443,592
Reckitt Benckiser Group PLC	72,568	6,602,099
TUI AG	382,140	5,411,589

		52,325,649
UNITED STATES — 57.24%
Abbott Laboratories	272,130	12,267,620
Adobe Systems Inc.[b]	22,388	2,649,396
Advance Auto Parts Inc.	9,680	1,515,985
Aetna Inc.	64,076	8,250,426
AGNC Investment Corp.	489,448	9,607,864
Alleghany Corp.[b]	18,384	11,872,387
Allstate Corp. (The)	158,646	13,034,355
Altria Group Inc.	282,552	21,168,796
American Tower Corp.	21,616	2,481,301
American Water Works Co. Inc.	79,130	6,172,140
Annaly Capital Management Inc.	1,475,292	16,375,741
ANSYS Inc.[b]	130,082	13,887,554
Aon PLC	50,566	5,847,958
Aramark	95,728	3,421,319
Arch Capital Group Ltd.[b]	187,982	17,777,458
AT&T Inc.	842,638	35,213,842
Automatic Data Processing Inc.	416,494	42,740,614
AutoZone Inc.[b]	34,740	25,587,747
AvalonBay Communities Inc.	127,380	23,409,896
Axis Capital Holdings Ltd.	147,066	10,191,674
Baxter International Inc.	183,526	9,345,144
Becton Dickinson and Co.	128,538	23,528,881
Berkshire Hathaway Inc. Class Bb	120,956	20,734,278
Boston Scientific Corp.[b]	115,414	2,833,414
Broadridge Financial Solutions Inc.	90,324	6,262,163
Campbell Soup Co.	110,396	6,552,003

72	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL GLOBAL ETF

February 28, 2017

Security	Shares	Value
CH Robinson Worldwide Inc.	131,240	$10,547,759
Charter Communications Inc. Class Ab	7,334	2,369,322
Chipotle Mexican Grill Inc.[a,b]	3,474	1,454,703
Church & Dwight Co. Inc.	380,210	18,949,666
Cigna Corp.	9,650	1,436,885
Cincinnati Financial Corp.	88,394	6,449,226
Cintas Corp.	98,012	11,566,396
Cisco Systems Inc.	161,734	5,528,068
Clorox Co. (The)	162,120	22,179,637
Coca-Cola Co. (The)	387,158	16,245,150
Colgate-Palmolive Co.	384,456	28,057,599
Comcast Corp. Class A	164,436	6,153,195
Consolidated Edison Inc.	424,986	32,740,921
Constellation Brands Inc. Class A	29,336	4,658,850
Cooper Companies Inc. (The)	8,106	1,614,229
Costco Wholesale Corp.	35,512	6,292,016
CR Bard Inc.	83,762	20,541,793
Crown Castle International Corp.	93,798	8,772,927
CVS Health Corp.	44,390	3,576,946
Danaher Corp.	60,988	5,217,523
Darden Restaurants Inc.	33,582	2,507,904
Dominion Resources Inc./VA	237,390	18,430,960
Dr Pepper Snapple Group Inc.	98,430	9,197,299
Duke Energy Corp.	279,464	23,069,753
eBay Inc.[b]	86,464	2,931,130
Ecolab Inc.	22,996	2,850,814
Eli Lilly & Co.	245,110	20,297,559
Equity Residential	111,554	7,035,711
Essex Property Trust Inc.	11,700	2,745,990
Everest Re Group Ltd.	63,632	14,962,428
Eversource Energy	66,392	3,894,555
Expeditors International of Washington Inc.	206,092	11,619,467
Exxon Mobil Corp.	292,974	23,824,646
F5 Networks Inc.[b]	14,282	2,046,182
Facebook Inc. Class Ab	35,898	4,865,615
Federal Realty Investment Trust	93,412	13,145,871
Fidelity National Information Services Inc.	101,132	8,320,130
FNF Group	105,378	4,039,139
Foot Locker Inc.	69,094	5,228,343
Gartner Inc.[b]	123,520	12,748,499
General Mills Inc.	535,382	32,321,011
Genuine Parts Co.	32,038	3,066,357

Security	Shares	Value
Henry Schein Inc.[b]	63,304	$10,860,434
Hershey Co. (The)	34,354	3,722,256
Home Depot Inc. (The)	45,162	6,544,425
Hormel Foods Corp.	120,818	4,258,835
Humana Inc.	19,686	4,158,668
Intel Corp.	69,480	2,515,176
International Business Machines Corp.	67,550	12,146,841
Intuitive Surgical Inc.[b]	27,792	20,482,704
JB Hunt Transport Services Inc.	41,688	4,092,511
JM Smucker Co. (The)	59,830	8,479,706
Johnson & Johnson	355,120	43,399,215
Kellogg Co.	299,922	22,215,223
Kimberly-Clark Corp.	111,168	14,735,318
Laboratory Corp. of America Holdings[b]	91,096	12,959,317
Linear Technology Corp.	21,230	1,371,033
Lowe’s Companies Inc.	54,812	4,076,368
Macerich Co. (The)	82,676	5,570,709
Markel Corp.[b]	20,458	20,043,316
Marsh & McLennan Companies Inc.	257,848	18,946,671
MasterCard Inc. Class A	38,514	4,254,256
McCormick & Co. Inc./MD	165,980	16,335,752
McDonald’s Corp.	257,076	32,815,751
Merck & Co. Inc.	346,628	22,832,386
Microsoft Corp.	34,354	2,197,969
Motorola Solutions Inc.	165,594	13,076,958
Newmont Mining Corp.	104,606	3,581,709
NextEra Energy Inc.	32,272	4,227,632
O’Reilly Automotive Inc.[a,b]	26,634	7,236,724
Occidental Petroleum Corp.	79,130	5,186,972
Oracle Corp.	50,566	2,153,606
Patterson Companies Inc.	79,130	3,596,459
Paychex Inc.	458,954	28,188,955
People’s United Financial Inc.	460,112	8,834,150
PepsiCo Inc.	253,988	28,035,195
Pfizer Inc.	546,190	18,636,003
PG&E Corp.	322,310	21,514,192
Procter & Gamble Co. (The)	394,106	35,891,233
Public Storage	79,460	18,073,972
Raytheon Co.	48,250	7,437,738
Realty Income Corp.[a]	91,482	5,606,017
RenaissanceRe Holdings Ltd.	57,768	8,528,868
Republic Services Inc.	355,892	22,047,509

SCHEDULES OF INVESTMENTS	73

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL GLOBAL ETF

February 28, 2017

Security	Shares	Value
Reynolds American Inc.	54,040	$3,327,243
Ross Stores Inc.	52,110	3,573,704
SCANA Corp.	34,740	2,409,219
Sherwin-Williams Co. (The)	5,404	1,667,350
Simon Property Group Inc.	17,760	3,274,944
Southern Co. (The)	626,864	31,857,228
Starbucks Corp.	177,174	10,075,885
Stryker Corp.	110,782	14,242,134
Synopsys Inc.[b]	218,862	15,635,501
Sysco Corp.	58,286	3,072,838
Target Corp.	190,684	11,206,499
TJX Companies Inc. (The)	270,586	21,227,472
Travelers Companies Inc. (The)	99,202	12,126,452
UDR Inc.	230,652	8,418,798
United Parcel Service Inc. Class B	140,118	14,818,880
UnitedHealth Group Inc.	78,744	13,022,683
Varian Medical Systems Inc.[a,b]	140,118	11,754,499
Ventas Inc.	99,612	6,479,761
Verizon Communications Inc.	587,878	29,176,385
Visa Inc. Class A	247,040	21,724,698
VMware Inc. Class Aa,b	65,234	5,863,884
Wal-Mart Stores Inc.	241,250	17,111,863
Waste Management Inc.	363,226	26,631,730
Waters Corp.[b]	16,598	2,572,524
WEC Energy Group Inc.	289,500	17,448,165
Wells Fargo & Co.	83,762	4,848,145
Welltower Inc.	132,784	9,345,338
Westar Energy Inc.	41,688	2,250,318
WR Berkley Corp.	151,698	10,773,592
Xcel Energy Inc.	404,142	17,665,047

		1,690,703,641

TOTAL COMMON STOCKS
(Cost: $2,615,033,108)		2,941,116,579

PREFERRED STOCKS — 0.05%

COLOMBIA — 0.05%
Grupo Aval Acciones y Valores SA	3,814,838	1,481,630

		1,481,630

TOTAL PREFERRED STOCKS
(Cost: $1,530,835)		1,481,630

Security	Shares	Value
SHORT-TERM INVESTMENTS — 3.34%

MONEY MARKET FUNDS — 3.34%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.98%[d,e,f]	97,055,953	$97,094,775
BlackRock Cash Funds: Treasury, SL Agency Shares
0.47%[d,e]	1,504,894	1,504,894

		98,599,669

TOTAL SHORT-TERM INVESTMENTS
(Cost: $98,567,783)		98,599,669

TOTAL INVESTMENTS IN SECURITIES — 102.96%		3,041,197,878
(Cost: $2,715,131,726)[g]
Other Assets, Less Liabilities — (2.96)%		(87,565,640)

NET ASSETS — 100.00%		$2,953,632,238

ADR  —  American Depositary Receipts

NVDR  —  Non-Voting Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[g]	The cost of investments for federal income tax purposes was $2,747,399,297. Net unrealized appreciation was $293,798,581, of which $368,825,587 represented gross unrealized appreciation on securities and $75,027,006 represented gross unrealized depreciation on securities.

74	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL GLOBAL ETF

February 28, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$2,941,116,579	$—	$—	$2,941,116,579
Preferred stocks	1,481,630	—	—	1,481,630
Money market funds	98,599,669	—	—	98,599,669

Total	$3,041,197,878	$—	$—	$3,041,197,878

See notes to financial statements.

SCHEDULES OF INVESTMENTS	75

Schedule of Investments (Unaudited)

iSHARES® MSCI AUSTRALIA ETF

February 28, 2017

Security	Shares	Value
COMMON STOCKS — 99.08%

AIRLINES — 0.14%
Qantas Airways Ltd.	927,797	$2,675,012

		2,675,012
BANKS — 34.52%
Australia & New Zealand Banking Group Ltd.	5,836,273	138,655,032
Bank of Queensland Ltd.	768,566	7,002,306
Bendigo & Adelaide Bank Ltd.	938,297	8,815,625
Commonwealth Bank of Australia	3,434,685	217,387,132
National Australia Bank Ltd.	5,299,182	130,336,074
Westpac Banking Corp.	6,671,788	172,867,637

		675,063,806
BEVERAGES — 1.15%
Coca-Cola Amatil Ltd.	1,139,262	8,978,195
Treasury Wine Estates Ltd.	1,474,918	13,505,827

		22,484,022
BIOTECHNOLOGY — 4.21%
CSL Ltd.	909,195	82,388,204

		82,388,204
CAPITAL MARKETS — 2.86%
ASX Ltd.	386,068	15,206,516
Macquarie Group Ltd.	610,906	40,699,073

		55,905,589
CHEMICALS — 1.02%
Incitec Pivot Ltd.	3,355,204	9,467,309
Orica Ltd.	749,667	10,542,016

		20,009,325
COMMERCIAL SERVICES & SUPPLIES — 1.16%
Brambles Ltd.	3,163,784	22,646,342

		22,646,342
CONSTRUCTION & ENGINEERING — 0.29%
CIMIC Group Ltd.	193,054	5,601,731

		5,601,731
CONSTRUCTION MATERIALS — 1.21%
Boral Ltd.	2,343,350	10,557,871
James Hardie Industries PLC	879,598	13,187,437

		23,745,308
CONTAINERS & PACKAGING — 1.28%
Amcor Ltd./Australia	2,310,031	24,953,743

		24,953,743

Security	Shares	Value
DIVERSIFIED FINANCIAL SERVICES — 1.65%
AMP Ltd.	5,898,624	$22,131,563
Challenger Ltd./Australia	1,142,436	10,048,459

		32,180,022
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.93%
Telstra Corp. Ltd.	8,339,913	30,906,521
TPG Telecom Ltd.	680,514	3,264,850
Vocus Group Ltd.	1,052,992	3,546,016

		37,717,387
ELECTRIC UTILITIES — 0.22%
AusNet Services	3,529,983	4,396,724

		4,396,724
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 7.93%
Dexus Property Group	1,932,558	14,026,396
Goodman Group	3,567,210	20,707,000
GPT Group (The)	3,584,209	13,585,693
Mirvac Group	7,400,906	12,233,899
Scentre Group	10,619,293	35,597,840
Stockland	4,798,669	17,414,233
Vicinity Centres	6,706,798	14,902,346
Westfield Corp.	3,937,406	26,640,013

		155,107,420
FOOD & STAPLES RETAILING — 6.38%
Wesfarmers Ltd.	2,253,502	74,016,876
Woolworths Ltd.	2,566,912	50,839,163

		124,856,039
GAS UTILITIES — 0.74%
APA Group	2,221,606	14,450,370

		14,450,370
HEALTH CARE EQUIPMENT & SUPPLIES — 0.58%
Cochlear Ltd.	113,966	11,439,150

		11,439,150
HEALTH CARE PROVIDERS & SERVICES — 1.75%
Healthscope Ltd.	3,450,566	5,969,176
Ramsay Health Care Ltd.	282,349	15,148,121
Sonic Healthcare Ltd.	787,904	13,036,384

		34,153,681
HOTELS, RESTAURANTS & LEISURE — 2.21%
Aristocrat Leisure Ltd.	1,080,201	13,786,506
Crown Resorts Ltd.	724,164	7,048,752
Domino’s Pizza Enterprises Ltd.	123,692	5,297,102
Flight Centre Travel Group Ltd.[a]	111,405	2,470,253

76	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI AUSTRALIA ETF

February 28, 2017

Security	Shares	Value
Tabcorp Holdings Ltd.	1,653,783	$5,416,637
Tatts Group Ltd.	2,928,178	9,140,397

		43,159,647
INSURANCE — 4.39%
Insurance Australia Group Ltd.	4,731,671	21,827,668
Medibank Pvt Ltd.	5,502,987	11,931,338
QBE Insurance Group Ltd.	2,734,918	25,884,747
Suncorp Group Ltd.	2,566,141	26,181,408

		85,825,161
IT SERVICES — 0.49%
Computershare Ltd.	923,521	9,592,762

		9,592,762
MEDIA — 0.23%
REA Group Ltd.	104,272	4,531,983

		4,531,983
METALS & MINING — 11.89%
Alumina Ltd.	4,868,618	6,906,271
BHP Billiton Ltd.	6,402,492	123,063,882
Fortescue Metals Group Ltd.	3,105,048	15,827,904
Newcrest Mining Ltd.	1,528,700	26,022,046
Rio Tinto Ltd.	846,155	40,328,598
South32 Ltd.	10,618,064	20,327,606

		232,476,307
MULTI-UTILITIES — 1.80%
AGL Energy Ltd.	1,342,416	24,894,648
DUET Group	4,864,097	10,284,341

		35,178,989
MULTILINE RETAIL — 0.23%
Harvey Norman Holdings Ltd.	1,115,110	4,415,364

		4,415,364
OIL, GAS & CONSUMABLE FUELS — 4.64%
Caltex Australia Ltd.	519,897	11,248,198
Oil Search Ltd.	2,735,504	14,680,280
Origin Energy Ltd.	3,495,537	17,630,284
Santos Ltd.	3,654,157	10,676,093
Woodside Petroleum Ltd.	1,511,596	36,423,048

		90,657,903
PROFESSIONAL SERVICES — 0.41%
Seek Ltd.	657,335	7,929,600

		7,929,600
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.66%
LendLease Group	1,105,128	12,940,589

		12,940,589

Security	Shares	Value
ROAD & RAIL — 0.82%
Aurizon Holdings Ltd.	4,091,587	$16,106,579

		16,106,579
TRANSPORTATION INFRASTRUCTURE — 2.29%
Sydney Airport	2,202,356	10,261,284
Transurban Group	4,075,098	34,558,519

		44,819,803

TOTAL COMMON STOCKS
(Cost: $2,099,007,519)		1,937,408,562

SHORT-TERM INVESTMENTS — 0.11%

MONEY MARKET FUNDS — 0.11%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.98%[b,c,d]	1,923,436	1,924,205
BlackRock Cash Funds: Treasury, SL Agency Shares
0.47%[b,c]	192,875	192,875

		2,117,080

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,116,311)		2,117,080

TOTAL INVESTMENTS IN SECURITIES — 99.19%
(Cost: $2,101,123,830)[e]		1,939,525,642
Other Assets, Less Liabilities — 0.81%		15,805,750

NET ASSETS — 100.00%		$1,955,331,392

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[e]	The cost of investments for federal income tax purposes was $2,172,109,489. Net unrealized depreciation was $232,583,847, of which $91,398,881 represented gross unrealized appreciation on securities and $323,982,728 represented gross unrealized depreciation on securities.

SCHEDULES OF INVESTMENTS	77

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI AUSTRALIA ETF

February 28, 2017

Schedule 1 — Futures Contracts (Note 5)

Futures contracts outstanding as of February 28, 2017 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
ASX SPI 200 Index	162	Mar. 2017	Sydney Futures	$17,729,507	$17,699,078	$(30,429)

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$1,937,408,562	$—	$—	$1,937,408,562
Money market funds	2,117,080	—	—	2,117,080

Total	$1,939,525,642	$—	$—	$1,939,525,642

Derivative financial instruments[a]:
Liabilities:
Futures contracts	$(30,429)	$—	$—	$(30,429)

Total	$(30,429)	$—	$—	$(30,429)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

78	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI CANADA ETF

February 28, 2017

Security	Shares	Value
COMMON STOCKS — 99.67%

AEROSPACE & DEFENSE — 0.55%
Bombardier Inc. Class Ba	5,015,732	$8,710,169
CAE Inc.	702,202	10,577,168

		19,287,337
AUTO COMPONENTS — 1.45%
Linamar Corp.	121,196	5,397,063
Magna International Inc. Class A	1,056,217	45,288,658

		50,685,721
BANKS — 29.68%
Bank of Montreal	1,791,826	136,357,086
Bank of Nova Scotia (The)	3,349,691	194,843,289
Canadian Imperial Bank of Commerce	1,099,262	96,783,527
National Bank of Canada	926,683	39,657,513
Royal Bank of Canada	4,133,356	301,095,690
Toronto-Dominion Bank (The)	5,164,750	266,962,728

		1,035,699,833
CAPITAL MARKETS — 4.24%
Brookfield Asset Management Inc. Class A	2,459,356	88,833,547
CI Financial Corp.	638,573	13,056,406
IGM Financial Inc.	245,677	7,551,444
Thomson Reuters Corp.	905,522	38,396,403

		147,837,800
CHEMICALS — 2.49%
Agrium Inc.	358,950	34,703,875
Methanex Corp.	236,339	12,078,815
Potash Corp. of Saskatchewan Inc.	2,302,016	40,045,641

		86,828,331
CONSTRUCTION & ENGINEERING — 0.47%
SNC-Lavalin Group Inc.	402,365	16,432,423

		16,432,423
CONTAINERS & PACKAGING — 0.46%
CCL Industries Inc. Class B	74,566	15,893,939

		15,893,939
DIVERSIFIED FINANCIAL SERVICES — 0.75%
Element Fleet Management Corp.	1,011,301	10,743,331
Onex Corp.	219,315	15,477,650

		26,220,981

Security	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.98%
BCE Inc.	396,627	$17,351,028
TELUS Corp.	520,068	16,971,074

		34,322,102
ELECTRIC UTILITIES — 1.35%
Emera Inc.	119,040	4,093,980
Fortis Inc./Canada	1,093,082	34,770,316
Hydro One Ltd.[b]	458,060	8,162,041

		47,026,337
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.52%
H&R REIT	347,984	6,200,629
RioCan REIT	409,324	8,245,509
Smart REIT	153,189	3,866,592

		18,312,730
FOOD & STAPLES RETAILING — 3.46%
Alimentation Couche-Tard Inc. Class B	1,156,369	51,564,916
Empire Co. Ltd. Class A	406,673	5,136,955
George Weston Ltd.	134,368	11,291,599
Jean Coutu Group PJC Inc. (The) Class A	178,870	2,695,644
Loblaw Companies Ltd.	605,795	31,679,083
Metro Inc.	625,296	18,285,110

		120,653,307
FOOD PRODUCTS — 0.68%
Saputo Inc.	691,015	23,796,439

		23,796,439
HOTELS, RESTAURANTS & LEISURE — 0.95%
Restaurant Brands International Inc.	607,352	33,227,926

		33,227,926
INSURANCE — 8.23%
Fairfax Financial Holdings Ltd.	62,688	28,304,144
Great-West Lifeco Inc.	799,672	21,880,866
Industrial Alliance Insurance & Financial Services Inc.	270,577	11,262,720
Intact Financial Corp.	355,809	25,295,765
Manulife Financial Corp.	5,464,458	97,905,990
Power Corp. of Canada	1,010,539	23,576,319
Power Financial Corp.	669,605	17,416,960
Sun Life Financial Inc.	1,689,963	61,501,919

		287,144,683

SCHEDULES OF INVESTMENTS	79

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CANADA ETF

February 28, 2017

Security	Shares	Value
IT SERVICES — 0.78%
CGI Group Inc. Class Aa	592,156	$27,299,668

		27,299,668
MEDIA — 0.68%
Shaw Communications Inc. Class B	1,134,163	23,668,893

		23,668,893
METALS & MINING — 7.44%
Agnico Eagle Mines Ltd.	612,427	25,825,096
Barrick Gold Corp.	3,213,931	59,476,348
Eldorado Gold Corp.[a]	1,799,413	5,515,963
First Quantum Minerals Ltd.	1,857,406	19,381,140
Franco-Nevada Corp.	486,367	31,437,864
Goldcorp Inc.	2,338,122	37,160,684
Kinross Gold Corp.[a]	3,278,180	11,583,587
Silver Wheaton Corp.	1,197,225	23,384,960
Teck Resources Ltd. Class B	1,547,037	31,011,992
Turquoise Hill Resources Ltd.[a]	2,595,975	8,173,367
Yamana Gold Inc.	2,388,291	6,617,862

		259,568,863
MULTI-UTILITIES — 0.44%
Atco Ltd./Canada Class I	190,889	6,540,483
Canadian Utilities Ltd. Class A	325,204	8,775,560

		15,316,043
MULTILINE RETAIL — 1.27%
Canadian Tire Corp. Ltd. Class A	183,984	21,156,528
Dollarama Inc.	301,891	23,313,384

		44,469,912
OIL, GAS & CONSUMABLE FUELS — 22.74%
AltaGas Ltd.	432,040	10,112,303
ARC Resources Ltd.	938,803	14,034,731
Cameco Corp.	1,039,976	11,542,638
Canadian Natural Resources Ltd.	3,059,369	87,984,722
Cenovus Energy Inc.	2,270,508	28,800,283
Crescent Point Energy Corp.	1,449,828	15,993,044
Enbridge Inc.	3,984,580	168,173,976
Encana Corp.	2,650,462	29,457,360
Husky Energy Inc.[a]	923,929	11,021,993
Imperial Oil Ltd.	805,338	25,228,188
Inter Pipeline Ltd.	970,124	20,399,376
Keyera Corp.	492,417	14,540,699
Pembina Pipeline Corp.	1,079,002	34,966,036
Peyto Exploration & Development Corp.	425,396	8,729,860
PrairieSky Royalty Ltd.	541,247	12,692,915

Security	Shares	Value
Seven Generations Energy Ltd. Class Aa	638,306	$11,860,554
Suncor Energy Inc.	4,622,234	144,308,487
Tourmaline Oil Corp.[a]	605,086	13,431,635
TransCanada Corp.	2,393,566	110,348,552
Veresen Inc.	807,084	8,238,722
Vermilion Energy Inc.	310,059	11,824,591

		793,690,665
PAPER & FOREST PRODUCTS — 0.20%
West Fraser Timber Co. Ltd.	163,595	6,809,613

		6,809,613
PHARMACEUTICALS — 0.35%
Valeant Pharmaceuticals International Inc.[a,c]	860,603	12,274,371

		12,274,371
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.15%
First Capital Realty Inc.	327,694	5,176,004

		5,176,004
ROAD & RAIL — 5.87%
Canadian National Railway Co.	2,129,238	148,481,575
Canadian Pacific Railway Ltd.	382,749	56,476,754

		204,958,329
SOFTWARE — 1.37%
Constellation Software Inc./Canada	51,694	24,335,542
Open Text Corp.	708,479	23,418,937

		47,754,479
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.26%
BlackBerry Ltd.[a]	1,295,125	9,025,636

		9,025,636
TEXTILES, APPAREL & LUXURY GOODS — 0.43%
Gildan Activewear Inc.	585,722	14,881,306

		14,881,306
TRADING COMPANIES & DISTRIBUTORS — 0.23%
Finning International Inc.	432,480	8,052,366

		8,052,366
WIRELESS TELECOMMUNICATION SERVICES — 1.20%
Rogers Communications Inc. Class B	993,576	41,830,041

		41,830,041

TOTAL COMMON STOCKS
(Cost: $3,900,998,631)		3,478,146,078

80	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CANADA ETF

February 28, 2017

Security	Shares	Value
SHORT-TERM INVESTMENTS — 0.41%

MONEY MARKET FUNDS — 0.41%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.98%[d,e,f]	13,048,006	$13,053,225
BlackRock Cash Funds: Treasury, SL Agency Shares
0.47%[d,e]	1,178,287	1,178,287

		14,231,512

TOTAL SHORT-TERM INVESTMENTS
(Cost: $14,227,080)		14,231,512

Value
TOTAL INVESTMENTS IN SECURITIES — 100.08%
(Cost: $3,915,225,711)[g]	$3,492,377,590
Other Assets, Less Liabilities — (0.08)%	(2,777,368)

NET ASSETS — 100.00%	$3,489,600,222

[a]	Non-income earning security.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[g]	The cost of investments for federal income tax purposes was $3,961,342,689. Net unrealized depreciation was $468,965,099, of which $222,504,767 represented gross unrealized appreciation on securities and $691,469,866 represented gross unrealized depreciation on securities.

Schedule 1 — Futures Contracts (Note 5)

Futures contracts outstanding as of February 28, 2017 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
S&P/TSX 60 Index	77	Mar. 2017	Montreal	$10,428,800	$10,535,649	$106,849

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$3,478,146,078	$—	$—	$3,478,146,078
Money market funds	14,231,512	—	—	14,231,512

Total	$3,492,377,590	$—	$—	$3,492,377,590

Derivative financial instruments[a]:
Assets:
Futures contracts	$106,849	$—	$—	$106,849

Total	$106,849	$—	$—	$106,849

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	81

Schedule of Investments (Unaudited)

iSHARES® MSCI JAPAN ETF

February 28, 2017

Security	Shares	Value
COMMON STOCKS — 99.65%

AIR FREIGHT & LOGISTICS — 0.26%
Yamato Holdings Co. Ltd.	1,903,500	$41,758,419

		41,758,419
AIRLINES — 0.24%
ANA Holdings Inc.	6,345,000	19,043,223
Japan Airlines Co. Ltd.	634,500	20,806,904

		39,850,127
AUTO COMPONENTS — 3.27%
Aisin Seiki Co. Ltd.	1,057,500	52,740,314
Bridgestone Corp.	3,434,800	137,563,917
Denso Corp.	2,538,000	113,238,557
Koito Manufacturing Co. Ltd.	634,500	32,835,099
NGK Spark Plug Co. Ltd.	846,000	19,228,476
NOK Corp.	423,000	9,693,632
Stanley Electric Co. Ltd.	846,000	23,931,626
Sumitomo Electric Industries Ltd.	4,018,500	65,708,949
Sumitomo Rubber Industries Ltd.	846,000	14,018,716
Toyoda Gosei Co. Ltd.	423,000	10,827,832
Toyota Industries Corp.	846,000	41,436,117
Yokohama Rubber Co. Ltd. (The)	634,500	12,669,017

		533,892,252
AUTOMOBILES — 9.27%
Fuji Heavy Industries Ltd.	3,172,500	119,289,516
Honda Motor Co. Ltd.	8,671,500	270,410,363
Isuzu Motors Ltd.	3,172,500	42,631,754
Mazda Motor Corp.	2,961,000	41,708,325
Mitsubishi Motors Corp.	3,595,500	23,362,636
Nissan Motor Co. Ltd.	12,690,000	125,442,553
Suzuki Motor Corp.	1,903,500	74,755,141
Toyota Motor Corp.	13,747,500	782,078,362
Yamaha Motor Co. Ltd.	1,480,500	34,390,843

		1,514,069,493
BANKS — 8.57%
Aozora Bank Ltd.	6,345,000	23,874,916
Bank of Kyoto Ltd. (The)	2,115,000	17,296,555
Chiba Bank Ltd. (The)	4,230,000	29,678,241
Chugoku Bank Ltd. (The)	846,000	13,549,913
Concordia Financial Group Ltd.	6,133,500	32,771,205
Fukuoka Financial Group Inc.	4,230,000	19,810,698

Security	Shares	Value
Hachijuni Bank Ltd. (The)	2,115,000	$13,421,370
Hiroshima Bank Ltd. (The)	2,186,000	10,374,635
Japan Post Bank Co. Ltd.	2,115,000	26,615,900
Kyushu Financial Group Inc.	1,903,600	13,083,688
Mebuki Financial Group Inc.	4,981,580	22,039,434
Mitsubishi UFJ Financial Group Inc.	67,468,580	445,267,904
Mizuho Financial Group Inc.	127,534,580	239,031,161
Resona Holdings Inc.	11,632,500	65,188,162
Seven Bank Ltd.	2,961,000	9,236,171
Shinsei Bank Ltd.	10,575,000	19,375,922
Shizuoka Bank Ltd. (The)	2,871,000	25,301,032
Sumitomo Mitsui Financial Group Inc.	7,191,000	281,315,699
Sumitomo Mitsui Trust Holdings Inc.	1,715,832	61,787,435
Suruga Bank Ltd.	846,000	18,827,725
Yamaguchi Financial Group Inc.	922,000	10,679,823

		1,398,527,589
BEVERAGES — 1.12%
Asahi Group Holdings Ltd.	2,115,000	75,027,349
Kirin Holdings Co. Ltd.	4,441,500	76,774,018
Suntory Beverage & Food Ltd.	734,500	30,920,097

		182,721,464
BUILDING PRODUCTS — 1.43%
Asahi Glass Co. Ltd.	5,296,000	43,452,903
Daikin Industries Ltd.	1,269,000	120,962,461
LIXIL Group Corp.	1,480,500	36,428,623
TOTO Ltd.	846,000	32,702,775

		233,546,762
CAPITAL MARKETS — 1.42%
Daiwa Securities Group Inc.	8,460,000	53,859,391
Japan Exchange Group Inc.	2,749,500	38,163,950
Nomura Holdings Inc.	19,246,500	125,454,462
SBI Holdings Inc./Japan	1,057,510	14,858,164

		232,335,967
CHEMICALS — 4.55%
Air Water Inc.	846,000	16,128,328
Asahi Kasei Corp.	6,375,000	62,362,582
Daicel Corp.	1,480,500	18,035,675
Hitachi Chemical Co. Ltd.	634,500	17,948,720
JSR Corp.	1,057,500	18,137,753
Kaneka Corp.	2,115,000	16,578,228

82	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN ETF

February 28, 2017

Security	Shares	Value
Kansai Paint Co. Ltd.	1,057,500	$20,623,542
Kuraray Co. Ltd.	1,903,500	29,007,173
Mitsubishi Chemical Holdings Corp.	6,979,500	53,816,103
Mitsubishi Gas Chemical Co. Inc.	846,000	17,890,119
Mitsui Chemicals Inc.	4,258,000	21,730,509
Nippon Paint Holdings Co. Ltd.	846,000	27,409,840
Nissan Chemical Industries Ltd.	634,500	20,529,025
Nitto Denko Corp.	848,400	71,733,155
Shin-Etsu Chemical Co. Ltd.	2,115,000	179,638,423
Sumitomo Chemical Co. Ltd.	8,460,000	47,333,959
Taiyo Nippon Sanso Corp.	634,500	7,916,718
Teijin Ltd.	1,057,500	20,311,637
Toray Industries Inc.	8,460,000	75,991,420

		743,122,909
COMMERCIAL SERVICES & SUPPLIES — 0.95%
Dai Nippon Printing Co. Ltd.	2,115,000	23,099,879
Park24 Co. Ltd.	634,500	17,892,010
Secom Co. Ltd.	1,057,500	77,361,912
Sohgo Security Services Co. Ltd.	423,000	16,067,837
Toppan Printing Co. Ltd.	2,115,000	21,398,579

		155,820,217
CONSTRUCTION & ENGINEERING — 0.92%
JGC Corp.	1,057,500	19,064,017
Kajima Corp.	4,289,000	28,060,491
Obayashi Corp.	3,384,000	31,576,136
Shimizu Corp.	2,892,000	26,649,256
Taisei Corp.	6,345,000	44,687,491

		150,037,391
CONSTRUCTION MATERIALS — 0.14%
Taiheiyo Cement Corp.	6,345,000	22,400,456

		22,400,456
CONSUMER FINANCE — 0.23%
Acom Co. Ltd.[a]	2,115,000	8,884,569
AEON Financial Service Co. Ltd.	634,570	12,330,117
Credit Saison Co. Ltd.	846,000	16,113,206

		37,327,892
CONTAINERS & PACKAGING — 0.09%
Toyo Seikan Group Holdings Ltd.	846,000	15,387,317

		15,387,317

Security	Shares	Value
DIVERSIFIED CONSUMER SERVICES — 0.08%
Benesse Holdings Inc.	423,000	$13,062,207

		13,062,207
DIVERSIFIED FINANCIAL SERVICES — 0.75%
Mitsubishi UFJ Lease & Finance Co. Ltd.	2,326,500	12,912,870
ORIX Corp.	6,979,500	109,010,826

		121,923,696
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.95%
Nippon Telegraph & Telephone Corp.	3,662,300	155,513,137

		155,513,137
ELECTRIC UTILITIES — 1.21%
Chubu Electric Power Co. Inc.	3,384,000	44,763,105
Chugoku Electric Power Co. Inc. (The)	1,480,500	16,381,633
Hokuriku Electric Power Co.	846,000	8,393,082
Kansai Electric Power Co. Inc. (The)[a]	3,807,000	42,379,394
Kyushu Electric Power Co. Inc.	2,326,500	25,992,090
Tohoku Electric Power Co. Inc.	2,326,500	29,984,475
Tokyo Electric Power Co. Holdings Inc.[a]	7,614,000	29,398,472

		197,292,251
ELECTRICAL EQUIPMENT — 1.80%
Fuji Electric Co. Ltd.	2,279,000	12,649,229
Mabuchi Motor Co. Ltd.	222,700	12,081,950
Mitsubishi Electric Corp.	10,152,000	149,487,599
Nidec Corp.	1,269,000	118,977,611

		293,196,389
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 5.16%
Alps Electric Co. Ltd.	1,057,500	31,615,833
Hamamatsu Photonics KK	846,000	25,028,020
Hirose Electric Co. Ltd.	211,560	28,514,321
Hitachi High-Technologies Corp.	423,000	17,693,525
Hitachi Ltd.	25,380,000	140,368,629
Keyence Corp.	511,852	198,821,003
Kyocera Corp.	1,692,000	93,427,859
Murata Manufacturing Co. Ltd.	992,600	143,276,489
Nippon Electric Glass Co. Ltd.	2,115,500	13,197,649
Omron Corp.	1,057,500	45,651,562
Shimadzu Corp.	1,057,500	17,306,006
TDK Corp.	634,500	43,326,451

SCHEDULES OF INVESTMENTS	83

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN ETF

February 28, 2017

Security	Shares	Value
Yaskawa Electric Corp.	1,269,000	$23,886,258
Yokogawa Electric Corp.	1,269,000	19,837,163

		841,950,768
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.32%
Daiwa House REIT Investment Corp.	6,345	16,559,324
Japan Prime Realty Investment Corp.	4,230	16,861,778
Japan Real Estate Investment Corp.	6,345	35,103,499
Japan Retail Fund Investment Corp.	12,700	25,653,126
Nippon Building Fund Inc.	8,460	47,485,186
Nippon Prologis REIT Inc.	8,460	18,260,625
Nomura Real Estate Master Fund Inc.	21,150	31,814,318
United Urban Investment Corp.	14,805	23,103,660

		214,841,516
FOOD & STAPLES RETAILING — 1.78%
Aeon Co. Ltd.	3,384,000	50,660,946
FamilyMart UNY Holdings Co. Ltd.	423,000	25,935,380
Lawson Inc.	318,100	22,034,008
Seven & I Holdings Co. Ltd.	4,018,580	158,035,054
Sundrug Co. Ltd.	211,500	13,969,567
Tsuruha Holdings Inc.	211,500	19,659,472

		290,294,427
FOOD PRODUCTS — 1.61%
Ajinomoto Co. Inc.	2,961,000	60,180,668
Calbee Inc.	423,000	14,404,344
Kikkoman Corp.	733,000	22,176,386
MEIJI Holdings Co. Ltd.	634,556	50,930,088
NH Foods Ltd.	883,000	23,628,744
Nisshin Seifun Group Inc.	1,057,575	15,965,001
Nissin Foods Holdings Co. Ltd.	423,000	23,780,399
Toyo Suisan Kaisha Ltd.	423,000	15,576,351
Yakult Honsha Co. Ltd.	423,000	23,175,493
Yamazaki Baking Co. Ltd.	634,500	12,776,766

		262,594,240
GAS UTILITIES — 0.64%
Osaka Gas Co. Ltd.	10,575,000	40,944,631
Toho Gas Co. Ltd.	2,115,000	15,273,897

Security	Shares	Value
Tokyo Gas Co. Ltd.	10,575,000	$48,184,609

		104,403,137
HEALTH CARE EQUIPMENT & SUPPLIES — 1.68%
CYBERDYNE Inc.[a,b]	634,500	9,980,962
Hoya Corp.	2,115,000	96,104,572
Olympus Corp.	1,480,500	52,598,539
Sysmex Corp.	846,000	49,073,066
Terumo Corp.	1,903,500	66,265,652

		274,022,791
HEALTH CARE PROVIDERS & SERVICES — 0.42%
Alfresa Holdings Corp.	1,057,500	19,111,275
Medipal Holdings Corp.	846,000	14,011,154
Miraca Holdings Inc.	423,000	20,339,992
Suzuken Co. Ltd./Aichi Japan	423,040	14,367,896

		67,830,317
HEALTH CARE TECHNOLOGY — 0.16%
M3 Inc.	1,057,500	26,937,257

		26,937,257
HOTELS, RESTAURANTS & LEISURE — 0.45%
McDonald’s Holdings Co. Japan Ltd.[b]	423,000	12,098,137
Oriental Land Co. Ltd./Japan	1,096,700	61,870,406

		73,968,543
HOUSEHOLD DURABLES — 3.18%
Casio Computer Co. Ltd.	1,269,000	17,205,818
Iida Group Holdings Co. Ltd.	846,080	14,367,896
Nikon Corp.	1,903,500	29,211,329
Panasonic Corp.	11,632,515	128,193,154
Rinnai Corp.	211,500	17,126,424
Sekisui Chemical Co. Ltd.	2,122,000	35,181,749
Sekisui House Ltd.	3,172,500	50,911,416
Sharp Corp./Japan[a,b]	7,811,000	23,247,647
Sony Corp.	6,556,500	203,812,012

		519,257,445
HOUSEHOLD PRODUCTS — 0.42%
Lion Corp.	1,200,000	20,807,079
Unicharm Corp.	2,115,000	47,730,929

		68,538,008
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.12%
Electric Power Development Co. Ltd.	846,000	19,954,364

		19,954,364

84	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN ETF

February 28, 2017

Security	Shares	Value
INDUSTRIAL CONGLOMERATES — 0.41%
Keihan Holdings Co. Ltd.	2,115,000	$13,421,370
Seibu Holdings Inc.	846,000	14,540,448
Toshiba Corp.[a]	21,150,000	39,356,750

		67,318,568
INSURANCE — 3.19%
Dai-ichi Life Holdings Inc.	5,711,600	107,840,685
Japan Post Holdings Co. Ltd.	2,326,500	29,963,681
MS&AD Insurance Group Holdings Inc.	2,749,540	93,359,275
Sompo Holdings Inc.	1,903,550	71,422,469
Sony Financial Holdings Inc.	846,000	14,926,076
T&D Holdings Inc.	2,961,000	45,611,865
Tokio Marine Holdings Inc.	3,595,500	158,075,385

		521,199,436
INTERNET & DIRECT MARKETING RETAIL — 0.40%
Rakuten Inc.	4,864,500	48,390,656
Start Today Co. Ltd.	846,000	17,754,015

		66,144,671
INTERNET SOFTWARE & SERVICES — 0.43%
DeNA Co. Ltd.	634,500	14,330,621
Kakaku.com Inc.	846,000	12,264,486
Mixi Inc.	211,500	9,205,926
Yahoo Japan Corp.	7,402,500	34,470,237

		70,271,270
IT SERVICES — 0.90%
Fujitsu Ltd.	10,575,000	61,691,044
Nomura Research Institute Ltd.	695,204	24,108,607
NTT Data Corp.	634,500	30,056,308
Obic Co. Ltd.	423,000	19,772,892
Otsuka Corp.	211,500	10,793,806

		146,422,657
LEISURE PRODUCTS — 0.85%
Bandai Namco Holdings Inc.	1,057,598	30,578,983
Sankyo Co. Ltd.	211,500	7,514,077
Sega Sammy Holdings Inc.	1,057,500	15,623,609
Shimano Inc.	423,000	62,759,083
Yamaha Corp.	846,000	22,132,029

		138,607,781
MACHINERY — 5.45%
Amada Holdings Co. Ltd.	1,692,000	19,205,792
FANUC Corp.	1,013,600	200,437,056
Hino Motors Ltd.	1,269,000	14,801,314

Security	Shares	Value
Hitachi Construction Machinery Co. Ltd.	634,500	$14,823,998
Hoshizaki Corp.	222,800	17,722,840
IHI Corp.[a]	7,611,000	23,808,821
JTEKT Corp.	1,057,500	18,033,785
Kawasaki Heavy Industries Ltd.	8,460,000	26,691,514
Komatsu Ltd.	4,864,500	117,846,246
Kubota Corp.	5,499,000	87,853,264
Kurita Water Industries Ltd.	634,500	15,198,284
Makita Corp.	634,500	44,120,391
Minebea Mitsumi Inc.	1,903,500	23,545,998
Mitsubishi Heavy Industries Ltd.	16,920,000	67,144,657
Nabtesco Corp.	634,500	17,721,880
NGK Insulators Ltd.	1,480,500	32,009,023
NSK Ltd.	2,326,500	33,311,463
SMC Corp./Japan	286,600	81,585,646
Sumitomo Heavy Industries Ltd.	2,378,000	16,896,903
THK Co. Ltd.	635,100	16,580,660

		889,339,535
MARINE — 0.24%
Mitsui OSK Lines Ltd.	6,345,000	21,039,415
Nippon Yusen KK	8,460,000	18,752,112

		39,791,527
MEDIA — 0.55%
Dentsu Inc.	1,060,900	58,978,397
Hakuhodo DY Holdings Inc.	1,057,500	13,052,755
Toho Co. Ltd./Tokyo	634,500	18,033,785

		90,064,937
METALS & MINING — 1.58%
Hitachi Metals Ltd.	1,057,500	15,122,670
JFE Holdings Inc.	2,800,250	53,184,352
Kobe Steel Ltd.[a]	1,697,600	16,553,440
Maruichi Steel Tube Ltd.	211,500	6,720,137
Mitsubishi Materials Corp.	634,500	21,152,835
Nippon Steel & Sumitomo Metal Corp.	4,441,570	109,704,417
Sumitomo Metal Mining Co. Ltd.	2,507,000	34,977,227

		257,415,078
MULTILINE RETAIL — 0.75%
Don Quijote Holdings Co. Ltd.	634,500	22,570,586

SCHEDULES OF INVESTMENTS	85

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN ETF

February 28, 2017

Security	Shares	Value
Isetan Mitsukoshi Holdings Ltd.	1,692,060	$21,762,295
J Front Retailing Co. Ltd.	1,269,000	19,576,297
Marui Group Co. Ltd.	1,057,500	14,668,990
Ryohin Keikaku Co. Ltd.	113,600	24,114,046
Takashimaya Co. Ltd.	2,115,000	19,111,275

		121,803,489
OIL, GAS & CONSUMABLE FUELS — 0.93%
Idemitsu Kosan Co. Ltd.	423,000	13,686,017
INPEX Corp.	5,076,000	50,630,701
JX Holdings Inc.	11,209,595	53,610,889
Showa Shell Sekiyu KK	846,000	8,559,431
TonenGeneral Sekiyu KK	2,115,000	25,424,990

		151,912,028
PAPER & FOREST PRODUCTS — 0.12%
Oji Holdings Corp.	4,230,000	20,339,992

		20,339,992
PERSONAL PRODUCTS — 1.29%
Kao Corp.	2,538,000	131,589,918
Kose Corp.	211,500	18,185,012
Pola Orbis Holdings Inc.	106,600	10,223,158
Shiseido Co. Ltd.	1,903,500	50,273,428

		210,271,516
PHARMACEUTICALS — 5.25%
Astellas Pharma Inc.	11,421,050	154,342,652
Chugai Pharmaceutical Co. Ltd.	1,269,000	42,475,801
Daiichi Sankyo Co. Ltd.	3,172,569	72,604,575
Eisai Co. Ltd.	1,285,400	72,389,555
Hisamitsu Pharmaceutical Co. Inc.	229,400	12,383,930
Kyowa Hakko Kirin Co. Ltd.	1,480,500	22,243,558
Mitsubishi Tanabe Pharma Corp.	1,269,000	26,200,027
Ono Pharmaceutical Co. Ltd.	2,123,900	47,219,924
Otsuka Holdings Co. Ltd.	2,115,000	96,614,962
Santen Pharmaceutical Co. Ltd.	1,903,500	27,390,937
Shionogi & Co. Ltd.	1,480,500	72,751,388
Sumitomo Dainippon Pharma Co. Ltd.	846,000	14,994,128
Taisho Pharmaceutical Holdings Co. Ltd.	211,500	17,296,555

Security	Shares	Value
Takeda Pharmaceutical Co. Ltd.	3,807,000	$177,683,818

		856,591,810
PROFESSIONAL SERVICES — 0.57%
Recruit Holdings Co. Ltd.	1,903,500	93,741,654

		93,741,654
REAL ESTATE MANAGEMENT & DEVELOPMENT — 3.01%
Aeon Mall Co. Ltd.	634,500	9,782,477
Daito Trust Construction Co. Ltd.	358,100	50,313,554
Daiwa House Industry Co. Ltd.	2,961,000	81,617,053
Hulic Co. Ltd.	1,480,500	14,145,368
Mitsubishi Estate Co. Ltd.	6,600,000	129,481,164
Mitsui Fudosan Co. Ltd.	4,717,000	107,211,253
Nomura Real Estate Holdings Inc.	634,500	10,808,929
Sumitomo Realty & Development Co. Ltd.	2,115,000	58,619,252
Tokyo Tatemono Co. Ltd.	1,057,500	14,980,895
Tokyu Fudosan Holdings Corp.	2,538,000	14,517,764

		491,477,709
ROAD & RAIL — 3.88%
Central Japan Railway Co.	756,000	124,192,519
East Japan Railway Co.	1,745,700	158,444,684
Hankyu Hanshin Holdings Inc.	1,269,000	42,645,931
Keikyu Corp.	2,119,000	23,408,714
Keio Corp.	3,010,000	23,755,016
Keisei Electric Railway Co. Ltd.	634,500	15,101,877
Kintetsu Group Holdings Co. Ltd.	10,575,000	39,413,460
Nagoya Railroad Co. Ltd.	4,230,000	19,470,439
Nippon Express Co. Ltd.	4,230,000	21,927,872
Odakyu Electric Railway Co. Ltd.	1,480,500	29,375,788
Tobu Railway Co. Ltd.	6,345,000	32,608,259
Tokyu Corp.	6,345,000	47,182,732
West Japan Railway Co.	846,000	56,233,651

		633,760,942
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.69%
Rohm Co. Ltd.	423,000	27,447,647
Tokyo Electron Ltd.	846,052	84,767,779

		112,215,426

86	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN ETF

February 28, 2017

Security	Shares	Value
SOFTWARE — 1.26%
Konami Holdings Corp.	485,400	$20,563,936
LINE Corp.[a,b]	211,500	7,315,592
Nexon Co. Ltd.	846,000	14,124,575
Nintendo Co. Ltd.	588,300	123,564,821
Oracle Corp. Japan	211,500	12,362,783
Trend Micro Inc./Japan	634,500	27,901,327

		205,833,034
SPECIALTY RETAIL — 1.25%
ABC-Mart Inc.	211,500	12,797,560
Fast Retailing Co. Ltd.	275,300	87,325,352
Hikari Tsushin Inc.	43,400	4,266,881
Nitori Holdings Co. Ltd.	423,000	49,451,133
Shimamura Co. Ltd.	108,100	14,048,121
USS Co. Ltd.	1,057,500	18,185,011
Yamada Denki Co. Ltd.	3,384,000	17,330,581

		203,404,639
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.49%
Brother Industries Ltd.	1,269,000	24,011,020
Canon Inc.	5,710,550	167,460,469
FUJIFILM Holdings Corp.	2,326,500	90,286,124
Konica Minolta Inc.	2,326,500	22,519,547
NEC Corp.	14,805,000	37,050,543
Ricoh Co. Ltd.	3,595,500	31,460,826
Seiko Epson Corp.	1,480,500	33,252,862

		406,041,391
TEXTILES, APPAREL & LUXURY GOODS — 0.09%
ASICS Corp.	846,000	14,979,005

		14,979,005
TOBACCO — 1.17%
Japan Tobacco Inc.	5,710,500	191,753,573

		191,753,573
TRADING COMPANIES & DISTRIBUTORS — 3.89%
ITOCHU Corp.	7,825,500	113,761,235
Marubeni Corp.	8,671,500	56,329,680
MISUMI Group Inc.	1,480,500	25,975,077
Mitsubishi Corp.	8,037,000	182,059,941
Mitsui & Co. Ltd.	9,094,500	139,727,805
Sumitomo Corp.	6,345,000	85,603,767
Toyota Tsusho Corp.	1,057,500	31,663,092

		635,120,597

Security	Shares	Value
TRANSPORTATION INFRASTRUCTURE — 0.14%
Japan Airport Terminal Co. Ltd.[b]	211,500	$7,419,560
Kamigumi Co. Ltd.	1,195,000	11,246,682
Mitsubishi Logistics Corp.	260,000	3,750,637

		22,416,879
WIRELESS TELECOMMUNICATION SERVICES — 4.68%
KDDI Corp.	9,729,000	255,561,791
NTT DOCOMO Inc.	7,402,500	176,453,211
SoftBank Group Corp.	4,441,500	331,946,400

		763,961,402

TOTAL COMMON STOCKS
(Cost: $16,773,622,427)		16,268,579,294

SHORT-TERM INVESTMENTS — 0.29%

MONEY MARKET FUNDS — 0.29%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.98%[c,d,e]	47,629,901	47,648,953
BlackRock Cash Funds: Treasury, SL Agency Shares
0.47%[c,d]	329,633	329,633

		47,978,586

TOTAL SHORT-TERM INVESTMENTS
(Cost: $47,967,068)		47,978,586

TOTAL INVESTMENTS IN SECURITIES — 99.94%
(Cost: $16,821,589,495)[f]		16,316,557,880
Other Assets, Less Liabilities — 0.06%		9,404,604

NET ASSETS — 100.00%		$16,325,962,484

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments for federal income tax purposes was $17,026,892,538. Net unrealized depreciation was $710,334,658, of which $1,024,525,283 represented gross unrealized appreciation on securities and $1,734,859,941 represented gross unrealized depreciation on securities.

SCHEDULES OF INVESTMENTS	87

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN ETF

February 28, 2017

Schedule 1 — Futures Contracts (Note 5)

Futures contracts outstanding as of February 28, 2017 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
TOPIX Index	409	Mar. 2017	Osaka Securities	$55,367,707	$56,075,971	$708,264

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$16,268,579,294	$—	$—	$16,268,579,294
Money market funds	47,978,586	—	—	47,978,586

Total	$16,316,557,880	$—	$—	$16,316,557,880

Derivative financial instruments[a]:
Assets:
Futures contracts	$708,264	$—	$—	$708,264

Total	$708,264	$—	$—	$708,264

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

88	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI MEXICO CAPPED ETF

February 28, 2017

Security	Shares	Value
COMMON STOCKS — 99.87%

AIRLINES — 1.42%
Controladora Vuela Cia. de Aviacion SAB de CV Class Aa,b	7,624,800	$9,309,443
Grupo Aeromexico SAB de CVa,b	6,266,743	14,008,115

		23,317,558
AUTO COMPONENTS — 0.24%
Rassini SAB de CV	1,020,599	3,995,052

		3,995,052
BANKS — 12.36%
Banregio Grupo Financiero SAB de CV	2,718,200	14,141,125
Grupo Financiero Banorte SAB de CV	23,261,178	116,173,544
Grupo Financiero Inbursa SAB de CV Series Ob	24,933,492	35,767,593
Grupo Financiero Interacciones SA de CV Series O	1,437,000	6,345,937
Grupo Financiero Santander Mexico SAB de CV Series Bb	19,790,250	29,844,621

		202,272,820
BEVERAGES — 11.70%
Arca Continental SAB de CV	4,617,729	25,986,455
Coca-Cola Femsa SAB de CV Series L	3,850,947	25,415,836
Fomento Economico Mexicano SAB de CV	17,289,910	139,943,391

		191,345,682
BUILDING PRODUCTS — 0.35%
Elementia SAB de CVa,b,c	5,028,190	5,782,000

		5,782,000
CAPITAL MARKETS — 0.46%
Bolsa Mexicana de Valores SAB de CV	5,225,987	7,575,201

		7,575,201
CHEMICALS — 1.71%
Mexichem SAB de CV	11,813,818	27,991,175

		27,991,175
CONSTRUCTION MATERIALS — 6.79%
Cemex SAB de CV CPO[a]	130,602,432	111,117,649

		111,117,649

Security	Shares	Value
CONSUMER FINANCE — 1.49%
Credito Real SAB de CV SOFOM ER	3,350,774	$4,186,635
Gentera SAB de CV	11,296,206	14,955,950
Unifin Financiera SAB de CV SOFOM ENR[b]	2,287,048	5,225,512

		24,368,097
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.92%
Axtel SAB de CV CPO[a,b]	17,065,477	3,141,186
Telesites SAB de CVa	20,735,946	11,927,493

		15,068,679
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.58%
Concentradora Fibra Danhos SA de CV	450,300	702,272
Concentradora Fibra Hotelera Mexicana SA de CVb	7,523,690	5,607,182
Fibra Uno Administracion SA de CV	27,143,100	39,453,226
Macquarie Mexico Real Estate Management SA de CV	10,071,900	10,418,121
PLA Administradora Industrial S. de RL de CVb	7,625,200	11,338,970
Prologis Property Mexico SA de CV	4,980,200	7,383,333

		74,903,104
FOOD & STAPLES RETAILING — 5.17%
Grupo Comercial Chedraui SA de CV	4,412,800	8,252,721
La Comer SAB de CVa,b	7,259,855	4,884,023
Wal-Mart de Mexico SAB de CV	36,703,733	71,506,441

		84,643,185
FOOD PRODUCTS — 6.12%
Gruma SAB de CV Series B	2,343,940	31,059,088
Grupo Bimbo SAB de CV	17,350,604	41,153,200
Grupo Herdez SAB de CVb	3,310,944	6,192,054
Grupo Lala SAB de CVb	7,403,800	12,231,810
Industrias Bachoco SAB de CV Series B	2,382,200	9,541,788

		100,177,940
GAS UTILITIES — 0.99%
Infraestructura Energetica Nova SAB de CV	3,752,200	16,127,173

		16,127,173

SCHEDULES OF INVESTMENTS	89

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI MEXICO CAPPED ETF

February 28, 2017

Security	Shares	Value
HOTELS, RESTAURANTS & LEISURE — 1.38%
Alsea SAB de CV	6,193,666	$17,549,921
Hoteles City Express SAB de CVa,b	5,579,600	5,026,252

		22,576,173
HOUSEHOLD DURABLES — 0.37%
Consorcio ARA SAB de CV	13,665,919	4,135,440
Corpovael SAB de CVb	4,319,075	1,968,052

		6,103,492
HOUSEHOLD PRODUCTS — 1.91%
Kimberly-Clark de Mexico SAB de CV Series A	16,496,954	31,256,561

		31,256,561
INDUSTRIAL CONGLOMERATES — 3.99%
Alfa SAB de CV	29,864,451	38,374,798
Grupo Carso SAB de CV Series A1	6,292,733	26,832,501

		65,207,299
INSURANCE — 0.35%
Qualitas Controladora SAB de CV	3,600,100	5,670,413

		5,670,413
MACHINERY — 0.20%
Grupo Rotoplas SAB de CVb	2,774,100	3,277,400

		3,277,400
MEDIA — 5.24%
Grupo Televisa SAB	16,015,947	81,967,298
TV Azteca SAB de CV CPO[b]	22,982,739	3,690,067

		85,657,365
METALS & MINING — 9.97%
Grupo Mexico SAB de CV Series B	35,541,286	108,333,569
Industrias CH SAB de CV Series Ba	1,927,383	12,363,826
Industrias Penoles SAB de CV	1,495,833	35,712,496
Minera Frisco SAB de CV Series A1[a,b]	9,657,103	6,767,254

		163,177,145
MULTILINE RETAIL — 1.07%
El Puerto de Liverpool SAB de CV Series C1[b]	2,126,085	14,920,958
Grupo Famsa SAB de CV Series Aa,b	6,991,087	2,542,182

		17,463,140

Security	Shares	Value
PHARMACEUTICALS — 0.71%
Genomma Lab Internacional SAB de CV Series Ba	10,005,093	$11,555,069

		11,555,069
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.79%
Corp Inmobiliaria Vesta SAB de CVb	6,822,149	8,394,286
Grupo GICSA SA de CVa,b	8,194,266	4,528,974

		12,923,260
TRANSPORTATION INFRASTRUCTURE — 7.25%
Grupo Aeroportuario del Centro Norte SAB de CV	2,590,892	12,514,659
Grupo Aeroportuario del Pacifico SAB de CV Series B	3,824,149	33,247,731
Grupo Aeroportuario del Sureste SAB de CV Series B	2,221,125	35,289,810
OHL Mexico SAB de CV	9,693,700	10,196,622
Promotora y Operadora de Infraestructura SAB de CV	2,904,590	27,313,047

		118,561,869
WIRELESS TELECOMMUNICATION SERVICES — 12.34%
America Movil SAB de CV	316,518,418	201,853,664

		201,853,664

TOTAL COMMON STOCKS
(Cost: $2,129,006,881)		1,633,968,165

SHORT-TERM INVESTMENTS — 1.69%

MONEY MARKET FUNDS — 1.69%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.98%[d,e,f]	27,544,627	27,555,645
BlackRock Cash Funds: Treasury, SL Agency Shares
0.47%[d,e]	33,632	33,632

		27,589,277

TOTAL SHORT-TERM INVESTMENTS
(Cost: $27,580,437)		27,589,277

90	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI MEXICO CAPPED ETF

February 28, 2017

Value
TOTAL INVESTMENTS IN SECURITIES — 101.56%
(Cost: $2,156,587,318)[g]	$1,661,557,442
Other Assets, Less Liabilities — (1.56)%	(25,479,574)

NET ASSETS — 100.00%	$1,636,077,868

CPO  —  Certificates of Participation (Ordinary)

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[g]	The cost of investments for federal income tax purposes was $2,215,433,074. Net unrealized depreciation was $553,875,632, of which $7,866,553 represented gross unrealized appreciation on securities and $561,742,185 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$1,633,968,165	$—	$—	$1,633,968,165
Money market funds	27,589,277	—	—	27,589,277

Total	$1,661,557,442	$—	$—	$1,661,557,442

See notes to financial statements.

SCHEDULES OF INVESTMENTS	91

Schedule of Investments (Unaudited)

iSHARES® MSCI SOUTH KOREA CAPPED ETF

February 28, 2017

Security	Shares	Value
COMMON STOCKS — 96.46%

AEROSPACE & DEFENSE — 0.92%
Hanwha Techwin Co. Ltd.[a]	243,321	$9,446,643
Korea Aerospace Industries Ltd. Class Aa	382,417	19,716,924

		29,163,567
AIR FREIGHT & LOGISTICS — 0.47%
Hyundai Glovis Co. Ltd.	109,514	14,866,592

		14,866,592
AIRLINES — 0.21%
Korean Air Lines Co. Ltd.[a]	257,263	6,575,194

		6,575,194
AUTO COMPONENTS — 3.70%
Hankook Tire Co. Ltd.[a]	411,582	21,766,618
Hanon Systems	1,219,854	9,881,815
Hyundai Mobis Co. Ltd.	346,152	78,062,136
Hyundai Wia Corp.	119,366	7,062,203

		116,772,772
AUTOMOBILES — 4.73%
Hyundai Motor Co.	777,753	102,829,161
Kia Motors Corp.	1,367,687	46,264,893

		149,094,054
BANKS — 8.85%
BNK Financial Group Inc.	1,583,988	12,159,200
DGB Financial Group Inc.	1,076,849	9,904,249
Hana Financial Group Inc.	1,533,463	47,804,175
Industrial Bank of Korea[a]	1,452,533	15,864,499
KB Financial Group Inc.	2,024,327	83,962,800
Shinhan Financial Group Co. Ltd.	2,167,515	89,518,418
Woori Bank[a]	1,694,424	19,929,993

		279,143,334
BEVERAGES — 0.20%
Lotte Chilsung Beverage Co. Ltd.[a]	4,811	6,416,085

		6,416,085
BIOTECHNOLOGY — 1.19%
Celltrion Inc.[a,b]	418,391	37,556,212

		37,556,212
BUILDING PRODUCTS — 0.35%
KCC Corp.	36,339	11,135,497

		11,135,497

Security	Shares	Value
CAPITAL MARKETS — 1.51%
Korea Investment Holdings Co. Ltd.[a]	247,984	$10,395,261
Mirae Asset Daewoo Co. Ltd.[a]	2,213,245	17,478,910
NH Investment & Securities Co. Ltd.[a]	914,653	9,383,131
Samsung Securities Co. Ltd.	353,390	10,360,273

		47,617,575
CHEMICALS — 4.16%
Hanwha Chemical Corp.	628,461	14,089,309
Hyosung Corp.	123,768	14,393,537
Kumho Petrochemical Co. Ltd.[b]	123,747	8,393,893
LG Chem Ltd.	235,636	58,974,122
Lotte Chemical Corp.[a]	83,036	26,766,856
OCI Co. Ltd.[b]	109,946	8,663,443

		131,281,160
COMMERCIAL SERVICES & SUPPLIES — 0.58%
KEPCO Plant Service & Engineering Co. Ltd.[a,b]	157,050	8,458,408
S-1 Corp.	123,315	9,924,090

		18,382,498
CONSTRUCTION & ENGINEERING — 1.82%
Daelim Industrial Co. Ltd.[a]	169,387	12,523,328
Daewoo Engineering & Construction Co. Ltd.[a,b]	1,038,360	5,629,137
GS Engineering & Construction Corp.[a,b]	331,717	8,742,133
Hyundai Development Co. Engineering & Construction	340,952	13,206,896
Hyundai Engineering & Construction Co. Ltd.	412,330	17,430,355

		57,531,849
CONSUMER FINANCE — 0.28%
Samsung Card Co. Ltd.	232,076	8,691,946

		8,691,946
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.61%
KT Corp.	205,716	5,539,732
LG Uplus Corp.	1,213,444	13,736,090

		19,275,822
ELECTRIC UTILITIES — 1.62%
Korea Electric Power Corp.[a]	1,326,670	51,154,377

		51,154,377

92	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SOUTH KOREA CAPPED ETF

February 28, 2017

Security	Shares	Value
ELECTRICAL EQUIPMENT — 0.23%
Doosan Heavy Industries & Construction Co. Ltd.	331,839	$7,204,641

		7,204,641
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.85%
LG Display Co. Ltd.	1,239,303	30,030,424
LG Innotek Co. Ltd.	92,003	9,763,750
Samsung Electro-Mechanics Co. Ltd.	320,227	16,567,127
Samsung SDI Co. Ltd.	292,638	33,385,189

		89,746,490
FOOD & STAPLES RETAILING — 1.46%
BGF retail Co. Ltd.[b]	124,463	11,227,262
Dongsuh Cos. Inc.	274,531	6,191,059
E-MART Inc.	108,976	20,045,994
GS Retail Co. Ltd.	184,297	8,573,091

		46,037,406
FOOD PRODUCTS — 1.33%
CJ CheilJedang Corp.	46,313	14,929,107
Lotte Confectionery Co. Ltd.[a]	41,000	7,088,658
Orion Corp./Republic of Korea	21,681	13,690,236
Ottogi Corp.	9,581	6,337,907

		42,045,908
GAS UTILITIES — 0.26%
Korea Gas Corp.[a]	191,224	8,278,059

		8,278,059
HOTELS, RESTAURANTS & LEISURE — 0.65%
Kangwon Land Inc.[a]	656,212	20,514,786

		20,514,786
HOUSEHOLD DURABLES — 2.09%
Coway Co. Ltd.	292,895	23,182,934
Hanssem Co. Ltd.	64,295	12,623,029
LG Electronics Inc.	566,340	29,951,034

		65,756,997
INDUSTRIAL CONGLOMERATES — 4.43%
CJ Corp.	87,035	13,277,504
Hanwha Corp.	295,230	9,503,756
LG Corp.	509,348	28,288,352
Samsung C&T Corp.	395,318	43,001,649
SK Holdings Co. Ltd.	237,612	45,809,786

		139,881,047

Security	Shares	Value
INSURANCE — 3.56%
Dongbu Insurance Co. Ltd.	287,511	$15,535,637
Hanwha Life Insurance Co. Ltd.[a]	1,480,889	8,525,835
Hyundai Marine & Fire Insurance Co. Ltd.	391,232	11,210,185
Samsung Fire & Marine Insurance Co. Ltd.	174,283	39,303,263
Samsung Life Insurance Co. Ltd.	399,898	37,841,332

		112,416,252
INTERNET SOFTWARE & SERVICES — 3.51%
Kakao Corp.[a,b]	179,464	13,554,036
NAVER Corp.	141,683	97,232,817

		110,786,853
IT SERVICES — 0.70%
Samsung SDS Co. Ltd.	191,871	22,059,014

		22,059,014
LIFE SCIENCES TOOLS & SERVICES — 0.45%
Samsung Biologics Co. Ltd.[a,b]	97,537	14,189,552

		14,189,552
MACHINERY — 1.50%
Hyundai Heavy Industries Co. Ltd.[a]	222,868	32,422,539
Samsung Heavy Industries Co. Ltd.[a]	1,494,390	14,801,829

		47,224,368
MEDIA — 0.53%
Cheil Worldwide Inc.	475,984	7,976,915
CJ E&M Corp.	126,457	8,734,284

		16,711,199
METALS & MINING — 4.32%
Hyundai Steel Co.	435,694	24,082,136
Korea Zinc Co. Ltd.[a]	48,020	17,687,667
POSCO	377,228	94,578,057

		136,347,860
MULTILINE RETAIL — 0.99%
Hyundai Department Store Co. Ltd.	101,730	8,942,704
Lotte Shopping Co. Ltd.[b]	65,495	13,379,920
Shinsegae Inc.	50,327	8,879,272

		31,201,896
OIL, GAS & CONSUMABLE FUELS — 2.54%
GS Holdings Corp.	300,564	14,752,423
S-Oil Corp.[b]	252,796	19,316,006

SCHEDULES OF INVESTMENTS	93

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SOUTH KOREA CAPPED ETF

February 28, 2017

Security	Shares	Value
SK Innovation Co. Ltd.	336,099	$45,922,879

		79,991,308
PERSONAL PRODUCTS — 3.21%
AmorePacific Corp.	167,548	44,600,440
AmorePacific Group	159,097	18,291,055
LG Household & Health Care Ltd.	49,339	38,310,539

		101,202,034
PHARMACEUTICALS — 0.85%
Hanmi Pharm Co. Ltd.[a,b]	36,232	10,285,626
Hanmi Science Co. Ltd.[a,b]	104,680	6,072,967
Yuhan Corp.	52,974	10,494,076

		26,852,669
ROAD & RAIL — 0.24%
CJ Korea Express Corp.[a]	49,263	7,515,249

		7,515,249
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.86%
SK Hynix Inc.	2,948,203	121,760,849

		121,760,849
SOFTWARE — 0.73%
NCsoft Corp.	95,181	23,063,979

		23,063,979
SPECIALTY RETAIL — 0.31%
Hotel Shilla Co. Ltd.[b]	218,750	9,885,585

		9,885,585
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 21.78%
Samsung Electronics Co. Ltd.	404,148	686,953,311

		686,953,311
TOBACCO — 1.73%
KT&G Corp.	601,145	54,492,472

		54,492,472
TRADING COMPANIES & DISTRIBUTORS — 0.43%
Posco Daewoo Corp.	329,504	7,153,945
SK Networks Co. Ltd.	967,941	6,343,084

		13,497,029
WIRELESS TELECOMMUNICATION SERVICES — 0.72%
SK Telecom Co. Ltd.	110,936	22,712,079

		22,712,079

TOTAL COMMON STOCKS
(Cost: $1,408,393,682)		3,042,987,426

Security	Shares	Value
PREFERRED STOCKS — 1.88%

AUTOMOBILES — 0.98%
Hyundai Motor Co.	138,009	$11,948,778
Hyundai Motor Co. Series 2	211,298	19,060,266

		31,009,044
CHEMICALS — 0.27%
LG Chem Ltd.	52,899	8,303,845

		8,303,845
PERSONAL PRODUCTS — 0.53%
AmorePacific Corp.	60,942	9,027,447
LG Household & Health Care Ltd.	15,368	7,719,676

		16,747,123
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.10%
Samsung Electronics Co. Ltd.	2,410	3,188,468

		3,188,468

TOTAL PREFERRED STOCKS
(Cost: $34,998,533)		59,248,480

RIGHTS — 0.02%

AIRLINES — 0.01%
Korean Air Lines Co. Ltd.[a]	57,958	415,176

		415,176
CAPITAL MARKETS — 0.01%
Samsung Securities Co. Ltd.[a]	45,125	273,364

		273,364

TOTAL RIGHTS
(Cost: $0)		688,540

SHORT-TERM INVESTMENTS — 2.62%

MONEY MARKET FUNDS — 2.62%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.98%[c,d,e]	78,957,872	78,989,455
BlackRock Cash Funds: Treasury, SL Agency Shares
0.47%[c,d]	3,636,925	3,636,925

		82,626,380

TOTAL SHORT-TERM INVESTMENTS
(Cost: $82,598,643)		82,626,380

94	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SOUTH KOREA CAPPED ETF

February 28, 2017

Value
TOTAL INVESTMENTS IN SECURITIES — 100.98%
(Cost: $1,525,990,858)[f]	$3,185,550,826
Other Assets, Less Liabilities — (0.98)%	(30,811,825)

NET ASSETS — 100.00%	$3,154,739,001

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments for federal income tax purposes was $2,120,911,447. Net unrealized appreciation was $1,064,639,379, of which $1,730,643,561 represented gross unrealized appreciation on securities and $666,004,182 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$3,042,987,426	$—	$—	$3,042,987,426
Preferred stocks	59,248,480	—	—	59,248,480
Rights	—	688,540	—	688,540
Money market funds	82,626,380	—	—	82,626,380

Total	$3,184,862,286	$688,540	$—	$3,185,550,826

See notes to financial statements.

SCHEDULES OF INVESTMENTS	95

Statements of Assets and Liabilities (Unaudited)

iSHARES®, INC.

February 28, 2017

	iShares Edge MSCI Min Vol Global ETF	iShares MSCI Australia ETF	iShares MSCI Canada ETF

ASSETS
Investments, at cost:
Unaffiliated	$2,616,563,943	$2,099,007,519	$3,900,998,631
Affiliated (Note 2)	98,567,783	2,116,311	14,227,080

Total cost of investments	$2,715,131,726	$2,101,123,830	$3,915,225,711

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$2,942,598,209	$1,937,408,562	$3,478,146,078
Affiliated (Note 2)	98,599,669	2,117,080	14,231,512

Total fair value of investments	3,041,197,878	1,939,525,642	3,492,377,590
Foreign currency, at value[b]	2,527,698	5,525,872	11,893,313
Foreign currency pledged to broker, at value[b]	—	673,508	475,052
Receivables:
Investment securities sold	589,147	1,846,939	56,730,737
Dividends and interest	6,256,272	12,269,906	3,650,320
Capital shares sold	—	—	139,834
Futures variation margin	—	—	106,849
Tax reclaims	1,183,129	—	—

Total Assets	3,051,754,124	1,959,841,867	3,565,373,695

LIABILITIES
Payables:
Investment securities purchased	—	1,823,797	61,364,500
Collateral for securities on loan (Note 1)	97,056,094	1,923,356	13,048,816
Futures variation margin	—	30,429	—
Securities related to in-kind transactions (Note 4)	589,147	—	—
Investment advisory fees (Note 2)	476,645	732,893	1,360,157

Total Liabilities	98,121,886	4,510,475	75,773,473

NET ASSETS	$2,953,632,238	$1,955,331,392	$3,489,600,222

Net assets consist of:
Paid-in capital	$2,660,095,556	$2,355,505,695	$4,342,945,552
Undistributed (distributions in excess of) net investment income	1,681,649	(2,582,075)	(1,378,206)
Accumulated net realized loss	(34,245,853)	(236,183,378)	(429,059,174)
Net unrealized appreciation (depreciation)	326,100,886	(161,408,850)	(422,907,950)

NET ASSETS	$2,953,632,238	$1,955,331,392	$3,489,600,222

Shares outstanding[c]	38,600,000	88,800,000	130,700,000

Net asset value per share	$76.52	$22.02	$26.70

[a]	Securities on loan with values of $92,407,172, $1,834,314 and $10,574,392, respectively. See Note 1.
[b]	Cost of foreign currency including currency pledged to broker: if any: $2,530,660, $6,054,341 and $12,501,677, respectively.
[c]	$0.001 par value, number of shares authorized: 500 million, 627.8 million and 340.2 million, respectively.

See notes to financial statements.

96	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES®, INC.

February 28, 2017

	iShares MSCI Japan ETF	iShares MSCI Mexico Capped ETF	iShares MSCI South Korea Capped ETF

ASSETS
Investments, at cost:
Unaffiliated	$16,773,622,427	$2,129,006,881	$1,443,392,215
Affiliated (Note 2)	47,967,068	27,580,437	82,598,643

Total cost of investments	$16,821,589,495	$2,156,587,318	$1,525,990,858

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$16,268,579,294	$1,633,968,165	$3,102,924,446
Affiliated (Note 2)	47,978,586	27,589,277	82,626,380

Total fair value of investments	16,316,557,880	1,661,557,442	3,185,550,826
Foreign currency, at value[b]	21,916,772	2,484,891	—
Foreign currency pledged to broker, at value[b]	282,883	—	—
Receivables:
Investment securities sold	71,585,110	7,361,919	70,976,567
Dividends and interest	24,994,012	909,337	44,225,864
Futures variation margin	708,264	—	—

Total Assets	16,436,044,921	1,672,313,589	3,300,753,257

LIABILITIES
Payables:
Investment securities purchased	55,795,060	7,565,521	65,589,245
Collateral for securities on loan (Note 1)	47,631,107	27,547,062	78,945,862
Capital shares redeemed	494,595	447,406	—
Foreign taxes (Note 1)	—	—	5,351
Investment advisory fees (Note 2)	6,161,675	675,732	1,473,798

Total Liabilities	110,082,437	36,235,721	146,014,256

NET ASSETS	$16,325,962,484	$1,636,077,868	$3,154,739,001

Net assets consist of:
Paid-in capital	$18,022,602,278	$2,454,026,835	$2,756,392,190
Distributions in excess of net investment income	(35,743,903)	(4,314,664)	(112,779,827)
Accumulated net realized loss	(1,157,881,816)	(318,458,462)	(1,151,329,430)
Net unrealized appreciation (depreciation)	(503,014,075)	(495,175,841)	1,662,456,068

NET ASSETS	$16,325,962,484	$1,636,077,868	$3,154,739,001

Shares outstanding[c]	317,250,000 [d]	35,300,000	53,350,000

Net asset value per share	$51.46 [d]	$46.35	$59.13

[a]	Securities on loan with values of $43,318,331, $25,050,864 and $75,322,129, respectively. See Note 1.
[b]	Cost of foreign currency including currency pledged to broker: if any: $21,846,004, $2,417,608 and $ —, respectively.
[c]	$0.001 par value, number of shares authorized: 2.5246 billion, 255 million and 200 million, respectively.
[d]	Shares outstanding and net asset value per share reflect a one-for-four reverse stock split effective after the close of trading on November 4, 2016. See Note 4.

See notes to financial statements.

FINANCIAL STATEMENTS	97

Statements of Operations (Unaudited)

iSHARES®, INC.

Six months ended February 28, 2017

	iShares Edge MSCI Min Vol Global ETF	iShares MSCI Australia ETF	iShares MSCI Canada ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$34,523,295	$36,045,160	$38,062,760
Dividends — affiliated (Note 2)	10,013	2,607	2,937
Interest — unaffiliated	—	660	—
Securities lending income — affiliated — net (Note 2)	624,703	7,719	44,289

	35,158,011	36,056,146	38,109,986
Less: Other foreign taxes (Note 1)	(39,750)	—	—

Total investment income	35,118,261	36,056,146	38,109,986

EXPENSES
Investment advisory fees (Note 2)	5,119,954	4,341,917	8,124,127

Total expenses	5,119,954	4,341,917	8,124,127
Less investment advisory fees waived (Note 2)	(1,945,435)	—	—

Net expenses	3,174,519	4,341,917	8,124,127

Net investment income	31,943,742	31,714,229	29,985,859

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(37,399,104)	(10,242,541)	(81,258,967)
Investments — affiliated (Note 2)	6,796	79	(23)
In-kind redemptions — unaffiliated	87,764,158	40,457,417	144,175,261
Futures contracts	—	1,386,147	1,032,230
Foreign currency transactions	(711,982)	(695,181)	(66,091)
Realized gain distributions from affiliated funds	242	53	288

Net realized gain	49,660,110	30,905,974	63,882,698

Net change in unrealized appreciation/depreciation on:
Investments	(13,362,402)	132,949,281	118,835,032
Futures contracts	—	(186,691)	(258,756)
Translation of assets and liabilities in foreign currencies	102,701	527,432	(26,281)

Net change in unrealized appreciation/depreciation	(13,259,701)	133,290,022	118,549,995

Net realized and unrealized gain	36,400,409	164,195,996	182,432,693

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$68,344,151	$195,910,225	$212,418,552

[a]	Net of foreign withholding tax of $1,055,349, $287,877 and $6,711,961, respectively.

See notes to financial statements.

98	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES®, INC.

Six months ended February 28, 2017

	iShares MSCI Japan ETF	iShares MSCI Mexico Capped ETF	iShares MSCI South Korea Capped ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$138,653,572	$10,553,107	$40,935,159
Dividends — affiliated (Note 2)	10,360	1,275	9,194
Interest — unaffiliated	—	—	16
Securities lending income — affiliated — net (Note 2)	1,565,289	203,444	2,816,031

	140,229,221	10,757,826	43,760,400
Less: Other foreign taxes (Note 1)	—	—	(3,584)

Total investment income	140,229,221	10,757,826	43,756,816

EXPENSES
Investment advisory fees (Note 2)	36,648,309	3,642,735	9,870,059

Total expenses	36,648,309	3,642,735	9,870,059

Net investment income	103,580,912	7,115,091	33,886,757

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(99,227,123)	(54,651,829)	114,312,399
Investments — affiliated (Note 2)	6,328	(257)	15,856
In-kind redemptions — unaffiliated	171,941,999	7,866,575	—
Futures contracts	16,697,070	—	—
Foreign currency transactions	(16,677,290)	(451,416)	(659,049)
Realized gain distributions from affiliated funds	122	61	57

Net realized gain (loss)	72,741,106	(47,236,866)	113,669,263

Net change in unrealized appreciation/depreciation on:
Investments	768,905,271	(56,627,298)	(19,836,840)
Futures contracts	39,545	—	—
Translation of assets and liabilities in foreign currencies	1,503,895	94,262	3,174,858

Net change in unrealized appreciation/depreciation	770,448,711	(56,533,036)	(16,661,982)

Net realized and unrealized gain (loss)	843,189,817	(103,769,902)	97,007,281

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$946,770,729	$(96,654,811)	$130,894,038

[a]	Net of foreign withholding tax of $15,357,007, $252,456 and $7,836,876, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	99

Statements of Changes in Net Assets

iSHARES®, INC.

	iShares Edge MSCI Min Vol Global ETF		iShares MSCI Australia ETF
	Six months ended February 28, 2017 (Unaudited)	Year ended August 31, 2016	Six months ended February 28, 2017 (Unaudited)	Year ended August 31, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$31,943,742	$64,576,560	$31,714,229	$62,740,787
Net realized gain (loss)	49,660,110	30,872,741	30,905,974	(22,265,463)
Net change in unrealized appreciation/depreciation	(13,259,701)	252,873,179	133,290,022	137,229,771

Net increase in net assets resulting from operations	68,344,151	348,322,480	195,910,225	177,705,095

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(46,663,198)	(59,015,735)	(45,973,409)	(59,291,158)

Total distributions to shareholders	(46,663,198)	(59,015,735)	(45,973,409)	(59,291,158)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	90,264,511	1,225,242,572	410,746,412	683,182,993
Cost of shares redeemed	(426,001,571)	(362,492,946)	(274,054,167)	(360,957,779)

Net increase (decrease) in net assets from capital share transactions	(335,737,060)	862,749,626	136,692,245	322,225,214

INCREASE (DECREASE) IN NET ASSETS	(314,056,107)	1,152,056,371	286,629,061	440,639,151

NET ASSETS
Beginning of period	3,267,688,345	2,115,631,974	1,668,702,331	1,228,063,180

End of period	$2,953,632,238	$3,267,688,345	$1,955,331,392	$1,668,702,331

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$1,681,649	$16,401,105	$(2,582,075)	$11,677,105

SHARES ISSUED AND REDEEMED
Shares sold	1,200,000	16,900,000	19,800,000	35,400,000
Shares redeemed	(5,700,000)	(5,100,000)	(13,200,000)	(19,000,000)

Net increase (decrease) in shares outstanding	(4,500,000)	11,800,000	6,600,000	16,400,000

See notes to financial statements.

100	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Canada ETF		iShares MSCI Japan ETF
	Six months ended February 28, 2017 (Unaudited)	Year ended August 31, 2016	Six months ended February 28, 2017 (Unaudited)[a]	Year ended August 31, 2016[a]

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$29,985,859	$49,872,015	$103,580,912	$264,486,625
Net realized gain (loss)	63,882,698	(61,752,843)	72,741,106	179,035,668
Net change in unrealized appreciation/depreciation	118,549,995	237,092,373	770,448,711	(335,550,040)

Net increase in net assets resulting from operations	212,418,552	225,211,545	946,770,729	107,972,253

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(36,132,525)	(46,033,306)	(180,825,720)	(261,611,433)

Total distributions to shareholders	(36,132,525)	(46,033,306)	(180,825,720)	(261,611,433)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	820,366,274	1,347,709,468	2,767,591,876	3,254,831,968
Cost of shares redeemed	(604,845,670)	(360,548,208)	(1,222,754,065)	(8,233,815,497)

Net increase (decrease) in net assets from capital share transactions	215,520,604	987,161,260	1,544,837,811	(4,978,983,529)

INCREASE (DECREASE) IN NET ASSETS	391,806,631	1,166,339,499	2,310,782,820	(5,132,622,709)

NET ASSETS
Beginning of period	3,097,793,591	1,931,454,092	14,015,179,664	19,147,802,373

End of period	$3,489,600,222	$3,097,793,591	$16,325,962,484	$14,015,179,664

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(1,378,206)	$4,768,460	$(35,743,903)	$41,500,905

SHARES ISSUED AND REDEEMED
Shares sold	31,100,000	57,300,000	77,700,000	69,900,000
Shares redeemed	(22,700,000)	(15,400,000)	(46,200,000)	(178,050,000)

Net increase (decrease) in shares outstanding	8,400,000	41,900,000	31,500,000	(108,150,000)

[a]	Share transactions reflect a one-for-four reverse stock split effective after the close of trading on November 4, 2016. See Note 4.

See notes to financial statements.

FINANCIAL STATEMENTS	101

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Mexico Capped ETF		iShares MSCI South Korea Capped ETF
	Six months ended February 28, 2017 (Unaudited)	Year ended August 31, 2016	Six months ended February 28, 2017 (Unaudited)	Year ended August 31, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$7,115,091	$22,572,568	$33,886,757	$35,496,600
Net realized gain (loss)	(47,236,866)	(105,424,948)	113,669,263	(72,441,943)
Net change in unrealized appreciation/depreciation	(56,533,036)	13,777,983	(16,661,982)	641,389,742

Net increase (decrease) in net assets resulting from operations	(96,654,811)	(69,074,397)	130,894,038	604,444,399

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(8,086,927)	(31,509,179)	(34,948,193)	(75,311,690)

Total distributions to shareholders	(8,086,927)	(31,509,179)	(34,948,193)	(75,311,690)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,802,686,326	1,471,785,156	5,541,131	456,857,078
Cost of shares redeemed	(1,379,384,730)	(1,260,625,873)	(399,718,163)	(693,973,908)

Net increase (decrease) in net assets from capital share transactions	423,301,596	211,159,283	(394,177,032)	(237,116,830)

INCREASE (DECREASE) IN NET ASSETS	318,559,858	110,575,707	(298,231,187)	292,015,879

NET ASSETS
Beginning of period	1,317,518,010	1,206,942,303	3,452,970,188	3,160,954,309

End of period	$1,636,077,868	$1,317,518,010	$3,154,739,001	$3,452,970,188

Distributions in excess of net investment income included in net assets at end of period	$(4,314,664)	$(3,342,828)	$(112,779,827)	$(111,718,391)

SHARES ISSUED AND REDEEMED
Shares sold	38,600,000	28,200,000	—	8,900,000
Shares redeemed	(29,400,000)	(25,000,000)	(7,350,000)	(13,850,000)

Net increase (decrease) in shares outstanding	9,200,000	3,200,000	(7,350,000)	(4,950,000)

See notes to financial statements.

102	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares Edge MSCI Min Vol Global ETF
	Six months ended Feb. 28, 2017 (Unaudited)	Year ended Aug. 31, 2016	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Period from Oct. 18, 2011[a] to Aug. 31, 2012
Net asset value, beginning of period	$75.82	$67.59	$68.25	$59.99	$55.65	$50.02

Income from investment operations:
Net investment income[b]	0.74	1.79	1.70	1.72	1.68	1.49
Net realized and unrealized gain (loss)[c]	1.04	8.07	(0.89)	8.18	4.20	4.67

Total from investment operations	1.78	9.86	0.81	9.90	5.88	6.16

Less distributions from:
Net investment income	(1.08)	(1.63)	(1.47)	(1.64)	(1.54)	(0.53)

Total distributions	(1.08)	(1.63)	(1.47)	(1.64)	(1.54)	(0.53)

Net asset value, end of period	$76.52	$75.82	$67.59	$68.25	$59.99	$55.65

Total return	2.42%[d]	14.76%	1.15%	16.70%	10.69%	12.41%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,953,632	$3,267,688	$2,115,632	$1,283,012	$1,007,760	$578,776
Ratio of expenses to average net assets[e]	0.20%	0.20%	0.20%	0.20%	0.20%	0.23%
Ratio of expenses to average net assets prior to waived fees[e]	0.32%	0.32%	0.33%	0.33%	0.34%	0.34%
Ratio of net investment income to average net assets[e]	2.01%	2.49%	2.41%	2.67%	2.83%	3.17%
Portfolio turnover rate[f]	11%[d]	24%	22%	24%	13%	22%[d]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended February 28, 2017, the years ended August 31, 2016, August 31, 2015, August 31, 2014, August 31, 2013 and the period ended August 31, 2012 were 11%, 23%, 22%, 23%, 13% and 22% respectively. See Note 4.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	103

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Australia ETF
	Six months ended Feb. 28, 2017 (Unaudited)	Year ended Aug. 31, 2016	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012
Net asset value, beginning of period	$20.30	$18.66	$27.15	$23.61	$23.39	$24.18

Income from investment operations:
Net investment income[a]	0.37	0.84	1.23	1.10	1.02	1.04
Net realized and unrealized gain (loss)[b]	1.89	1.59	(8.49)	3.43	0.64	(0.72)

Total from investment operations	2.26	2.43	(7.26)	4.53	1.66	0.32

Less distributions from:
Net investment income	(0.54)	(0.79)	(1.23)	(0.99)	(1.44)	(1.11)

Total distributions	(0.54)	(0.79)	(1.23)	(0.99)	(1.44)	(1.11)

Net asset value, end of period	$22.02	$20.30	$18.66	$27.15	$23.61	$23.39

Total return	11.42%[c]	13.36%	(27.31)%	19.76%	7.06%	1.84%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,955,331	$1,668,702	$1,228,063	$2,047,113	$1,916,849	$2,493,699
Ratio of expenses to average net assets[d]	0.49%	0.48%	0.48%	0.48%	0.51%	0.53%
Ratio of net investment income to average net assets[d]	3.59%	4.41%	5.37%	4.28%	4.05%	4.61%
Portfolio turnover rate[e]	2%[c]	7%	9%	6%	6%	9%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

104	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Canada ETF
	Six months ended Feb. 28, 2017 (Unaudited)	Year ended Aug. 31, 2016	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012
Net asset value, beginning of period	$25.33	$24.02	$32.93	$27.34	$27.52	$29.89

Income from investment operations:
Net investment income[a]	0.24	0.51	0.54	0.59	0.60	0.53
Net realized and unrealized gain (loss)[b]	1.39	1.29	(8.85)	5.62	(0.10)	(2.33)

Total from investment operations	1.63	1.80	(8.31)	6.21	0.50	(1.80)

Less distributions from:
Net investment income	(0.26)	(0.49)	(0.60)	(0.62)	(0.68)	(0.57)

Total distributions	(0.26)	(0.49)	(0.60)	(0.62)	(0.68)	(0.57)

Net asset value, end of period	$26.70	$25.33	$24.02	$32.93	$27.34	$27.52

Total return	6.46%[c]	7.73%	(25.48)%	23.00%	1.84%	(5.87)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$3,489,600	$3,097,794	$1,931,454	$3,786,906	$3,428,223	$4,254,544
Ratio of expenses to average net assets[d]	0.49%	0.48%	0.48%	0.48%	0.51%	0.53%
Ratio of net investment income to average net assets[d]	1.81%	2.18%	1.92%	1.97%	2.12%	1.94%
Portfolio turnover rate[e]	3%[c]	4%	5%	6%	7%	5%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	105

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Japan ETF
	Six months ended Feb. 28, 2017 (Unaudited)[a]	Year ended Aug. 31, 2016[a]	Year ended Aug. 31, 2015[a]	Year ended Aug. 31, 2014[a]	Year ended Aug. 31, 2013[a]	Year ended Aug. 31, 2012[a]
Net asset value, beginning of period	$49.05	$48.61	$47.32	$43.87	$36.09	$39.19

Income from investment operations:
Net investment income[b]	0.34	0.72	0.60	0.60	0.52	0.72
Net realized and unrealized gain (loss)[c]	2.65	0.44	1.22	3.53	7.85	(3.04)

Total from investment operations	2.99	1.16	1.82	4.13	8.37	(2.32)

Less distributions from:
Net investment income	(0.58)	(0.72)	(0.53)	(0.68)	(0.59)	(0.78)

Total distributions	(0.58)	(0.72)	(0.53)	(0.68)	(0.59)	(0.78)

Net asset value, end of period	$51.46	$49.05	$48.61	$47.32	$43.87	$36.09

Total return	6.17%[d]	2.44%	3.84%	9.39%	23.46%	(5.96)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$16,325,962	$14,015,180	$19,147,802	$14,729,189	$10,461,942	$4,629,034
Ratio of expenses to average net assets[e]	0.49%	0.48%	0.48%	0.48%	0.50%	0.53%
Ratio of net investment income to average net assets[e]	1.39%	1.53%	1.20%	1.31%	1.18%	1.95%
Portfolio turnover rate[f]	2%[d]	4%	2%	2%	4%	3%

[a]	Per share amounts reflect a one-for-four reverse stock split effective after the close of trading on November 4, 2016. See Note 4.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

106	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Mexico Capped ETF
	Six months ended Feb. 28, 2017 (Unaudited)	Year ended Aug. 31, 2016	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012
Net asset value, beginning of period	$50.48	$52.70	$71.51	$61.93	$60.96	$58.39

Income from investment operations:
Net investment income[a]	0.22	0.93	0.68	1.06	0.75	0.73
Net realized and unrealized gain (loss)[b]	(4.15)	(1.82)	(18.56)	9.61	0.85	2.76

Total from investment operations	(3.93)	(0.89)	(17.88)	10.67	1.60	3.49

Less distributions from:
Net investment income	(0.20)	(1.33)	(0.93)	(1.09)	(0.63)	(0.92)

Total distributions	(0.20)	(1.33)	(0.93)	(1.09)	(0.63)	(0.92)

Net asset value, end of period	$46.35	$50.48	$52.70	$71.51	$61.93	$60.96

Total return	(7.76)%[c]	(1.68)%	(25.10)%	17.42%	2.53%	6.13%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,636,078	$1,317,518	$1,206,942	$3,275,152	$2,217,052	$1,182,700
Ratio of expenses to average net assets[d]	0.49%	0.48%	0.48%	0.48%	0.50%	0.53%
Ratio of net investment income to average net assets[d]	0.96%	1.82%	1.10%	1.61%	1.09%	1.26%
Portfolio turnover rate[e]	4%[c]	8%	13%	19%	32%	10%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	107

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI South Korea Capped ETF
	Six months ended Feb. 28, 2017 (Unaudited)	Year ended Aug. 31, 2016	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012
Net asset value, beginning of period	$56.89	$48.15	$66.42	$57.67	$55.97	$56.74

Income from investment operations:
Net investment income[a]	0.59	0.56	0.46	0.25	0.23	0.23
Net realized and unrealized gain (loss)[b]	2.30	9.38	(18.07)	9.40	1.83	(0.63)

Total from investment operations	2.89	9.94	(17.61)	9.65	2.06	(0.40)

Less distributions from:
Net investment income	(0.65)	(1.20)	(0.66)	(0.90)	(0.36)	(0.37)

Total distributions	(0.65)	(1.20)	(0.66)	(0.90)	(0.36)	(0.37)

Net asset value, end of period	$59.13	$56.89	$48.15	$66.42	$57.67	$55.97

Total return	5.19%[c]	20.92%	(26.58)%	16.83%	3.65%	(0.62)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$3,154,739	$3,452,970	$3,160,954	$4,891,619	$3,376,516	$2,669,551
Ratio of expenses to average net assets[d]	0.62%	0.64%	0.62%	0.62%	0.61%	0.61%
Ratio of net investment income to average net assets[d]	2.14%	1.09%	0.81%	0.39%	0.40%	0.42%
Portfolio turnover rate[e]	3%[c]	22%	24%	13%	13%	12%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units solely for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended February 28, 2017, the years ended August 31, 2016, August 31, 2015, August 31, 2014, August 31, 2013, and August 31, 2012 were 3%, 10%, 10%, 10%, 11%, and 8%, respectively. See Note 4.

See notes to financial statements.

108	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES®, INC.

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to Articles of Incorporation as subsequently amended and restated.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Edge MSCI Min Vol Global	Diversified
MSCI Australia	Non-diversified
MSCI Canada	Diversified
MSCI Japan	Diversified
MSCI Mexico Capped	Non-diversified
MSCI South Korea Capped	Non-diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Company’s organizational documents, the Funds’ officers and directors are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Directors of the Company (the “Board”).

•	Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

NOTES TO FINANCIAL STATEMENTS	109

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Futures contracts are valued at that day’s last reported settlement price on the exchange where the contract is traded.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration factors that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Company’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

110	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Company’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of February 28, 2017 are reflected in tax reclaims receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2017, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

NOTES TO FINANCIAL STATEMENTS	111

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

On October 11, 2016, BlackRock, Inc. (“BlackRock”) implemented changes required by amendments to Rule 2a-7 under the 1940 Act, which governs the operations of U.S. money market funds. The Funds may be exposed to additional risks when reinvesting the cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00 and which may be subject to redemption gates or liquidity fees under certain circumstances.

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of February 28, 2017, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of February 28, 2017 and the total value of the related cash collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

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iSHARES®, INC.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of February 28, 2017:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Edge MSCI Min Vol Global
BNP Paribas New York Branch	$14,832	$14,832	$—
Citigroup Global Markets Inc.	286,191	286,191	—
Credit Suisse Securities (USA) LLC	1,071,817	1,071,817	—
Deutsche Bank AG	1,184,967	1,184,967	—
Deutsche Bank Securities Inc.	460,470	460,470	—
Goldman Sachs & Co.	13,195,944	13,195,944	—
HSBC Bank PLC	197,033	197,033	—
JPMorgan Securities LLC	4,341,592	4,341,592	—
JPMorgan Securities PLC	1,170,475	1,170,475	—
Merrill Lynch, Pierce, Fenner & Smith	10,970,675	10,970,675	—
Morgan Stanley & Co. International PLC	2,701,505	2,701,505	—
Morgan Stanley & Co. LLC	33,698,942	33,698,942	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	4,520,720	4,520,720	—
Nomura Securities International Inc.	968,494	968,494	—
State Street Bank & Trust Company	14,638,798	14,638,798	—
UBS Securities LLC	2,984,717	2,984,717	—

	$92,407,172	$92,407,172	$—

MSCI Australia
UBS Securities LLC	$1,834,314	$1,834,314	$—

	$1,834,314	$1,834,314	$—

MSCI Canada
Credit Suisse Securities (USA) LLC	$10,099,935	$10,099,935	$—
Goldman Sachs & Co.	449,483	449,483	—
Morgan Stanley & Co. LLC	24,974	24,974	—

	$10,574,392	$10,574,392	$—

MSCI Japan
Barclays Capital Inc.	$3,381,415	$3,381,415	$—
Credit Suisse Securities (USA) LLC	6,971,864	6,971,864	—
Deutsche Bank Securities Inc.	892,881	892,881	—
Goldman Sachs & Co.	10,762,895	10,762,895	—
Merrill Lynch, Pierce, Fenner & Smith	11,160,300	11,160,300	—
Mizuho Securities USA Inc.	24,171	24,171	—
Morgan Stanley & Co. LLC	7,441,345	7,441,345	—
Nomura Securities International Inc.	1,164,052	1,164,052	—
State Street Bank & Trust Company	1,270,867	1,270,867	—
UBS AG	248,541	248,541	—

	$43,318,331	$43,318,331	$—

NOTES TO FINANCIAL STATEMENTS	113

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
MSCI Mexico Capped
Barclays Capital Inc.	$3,068,634	$3,068,634	$—
Credit Suisse Securities (USA) LLC	1,463,658	1,463,658	—
Deutsche Bank Securities Inc.	283,957	283,957	—
Goldman Sachs & Co.	11,447,159	11,447,159	—
Merrill Lynch, Pierce, Fenner & Smith	37,272	37,272	—
Morgan Stanley & Co. LLC	8,145,932	8,145,932	—
UBS Securities LLC	604,252	604,252	—

	$25,050,864	$25,050,864	$—

MSCI South Korea Capped
Citigroup Global Markets Inc.	$22,142,947	$22,142,947	$—
Credit Suisse Securities (USA) LLC	12,635,013	12,635,013	—
Deutsche Bank Securities Inc.	1,733,274	1,733,274	—
Goldman Sachs & Co.	20,547,555	20,547,555	—
JPMorgan Securities LLC	711,066	711,066	—
Morgan Stanley & Co. LLC	8,527,998	8,527,998	—
Nomura Securities International Inc.	9,024,276	9,024,276	—

	$75,322,129	$75,322,129	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent Directors).

For its investment advisory services to the iShares Edge MSCI Min Vol Global ETF, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.350%	First $30 billion
0.320	Over $30 billion, up to and including $60 billion
0.280	Over $60 billion, up to and including $90 billion
0.252	Over $90 billion

In addition, the iShares Edge MSCI Min Vol Global ETF may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and

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iSHARES®, INC.

acquired fund fees and expenses are a fund’s total annual operating expenses. BFA has contractually agreed to waive through December 31, 2023 any portion of its investment advisory fee for the Fund necessary to limit total annual operating expenses to 0.20% of average daily net assets.

For its investment advisory services to each of the iShares MSCI Australia, iShares MSCI Canada, iShares MSCI Japan and iShares MSCI Mexico Capped ETFs, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.59%	First $7 billion
0.54	Over $7 billion, up to and including $11 billion
0.49	Over $11 billion, up to and including $24 billion
0.44	Over $24 billion, up to and including $48 billion
0.40	Over $48 billion, up to and including $72 billion
0.36	Over $72 billion

For its investment advisory services to the iShares MSCI South Korea Capped ETF, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.74%	First $2 billion
0.69	Over $2 billion, up to and including $4 billion
0.64	Over $4 billion, up to and including $8 billion
0.57	Over $8 billion, up to and including $16 billion
0.51	Over $16 billion, up to and including $24 billion
0.48	Over $24 billion, up to and including $32 billion
0.45	Over $32 billion

The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

NOTES TO FINANCIAL STATEMENTS	115

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

For the six months ended February 28, 2017, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
Edge MSCI Min Vol Global	$148,189
MSCI Australia	1,919
MSCI Canada	11,577
MSCI Japan	326,045
MSCI Mexico Capped	45,589
MSCI South Korea Capped	571,159

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended February 28, 2017, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
Edge MSCI Min Vol Global	$48,606,879	$8,124,822
MSCI Australia	629,956	928,285
MSCI Japan	30,953,563	17,370,808
MSCI South Korea Capped	20,920,024	1,446,917

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain directors and officers of the Company are also officers of BTC and/or BFA.

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iSHARES®, INC.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended February 28, 2017 were as follows:

iShares ETF	Purchases	Sales
Edge MSCI Min Vol Global	$364,528,002	$405,083,274
MSCI Australia	36,652,458	24,410,430
MSCI Canada	111,712,296	104,567,822
MSCI Japan	256,001,966	290,917,708
MSCI Mexico Capped	73,775,572	59,878,259
MSCI South Korea Capped	91,275,228	535,669,386

In-kind transactions (see Note 4) for the six months ended February 28, 2017 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Edge MSCI Min Vol Global	$80,426,702	$384,032,733
MSCI Australia	383,982,459	272,515,958
MSCI Canada	798,441,993	598,271,153
MSCI Japan	2,679,421,514	1,183,736,980
MSCI Mexico Capped	1,785,384,706	1,374,199,124

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

The Board authorized a one-for-four reverse stock split for the iShares MSCI Japan ETF, effective after the close of trading on November 4, 2016. The impact of the stock split was to decrease the number of shares outstanding by a factor of four, while increasing the NAV per share by a factor of four, resulting in no effect on the net assets of the Fund. The financial statements for the Fund have been adjusted to reflect the reverse stock split.

NOTES TO FINANCIAL STATEMENTS	117

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

5.	FUTURES CONTRACTS

Futures contracts are purchased or sold to gain or manage exposure to changes in the value of commodities (commodity risk), interest rates (interest rate risk), foreign currencies (foreign currency risk) and/or equities (market risk). A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Pursuant to the contract, the fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the fund as unrealized appreciation or depreciation. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Losses may arise if the value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

The following table shows the value of futures contracts held as of February 28, 2017 and the related locations in the statements of assets and liabilities, presented by risk exposure category:

Assets
	iShares MSCI Canada ETF	iShares MSCI Japan ETF
Equity contracts:
Variation margin / Net assets consist of – net unrealized appreciation (depreciation)[a]	$106,849	$708,264

[a]	Represents cumulative appreciation of futures contracts as reported in the schedules of investments.

Liabilities
iShares MSCI Australia ETF
Equity contracts:
Variation margin / Net assets consist of – net unrealized appreciation (depreciation)[b]	$30,429

[b]	Represents cumulative depreciation of futures contracts as reported in the schedules of investments.

The following table shows the realized and unrealized gains (losses) on futures contracts held during the six months ended February 28, 2017 and the related locations in the statements of operations, presented by risk exposure category:

	Net Realized Gain (Loss)
	iShares MSCI Australia ETF	iShares MSCI Canada ETF	iShares MSCI Japan ETF
Equity contracts:
Futures contracts	$1,386,147	$1,032,230	$16,697,070

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iSHARES®, INC.

	Net Change in Unrealized Appreciation/Depreciation
	iShares MSCI Australia ETF	iShares MSCI Canada ETF	iShares MSCI Japan ETF
Equity contracts:
Futures contracts	$(186,691)	$(258,756)	$39,545

The following table shows the average quarter-end balances of open futures contracts for the six months ended February 28, 2017 :

	iShares MSCI Australia ETF	iShares MSCI Canada ETF	iShares MSCI Japan ETF
Average value of contracts purchased	$17,155,572	$10,107,281	$74,057,580

6.	PRINCIPAL RISKS

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of a Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of

NOTES TO FINANCIAL STATEMENTS	119

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

The economies and markets of European countries are often closely connected and interdependent, and events in one European country can have an adverse impact on other European countries. The European financial markets have experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of several European countries. Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, the United Kingdom has voted to withdraw from the European Union. The referendum may introduce significant new uncertainties and instability in the financial markets as the United Kingdom negotiates its exit from the European Union.

When a fund concentrates its investments in issuers located in a single country, it assumes the risk that economic, political and social conditions in that country may have a significant impact on its investment performance.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

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iSHARES®, INC.

As of August 31, 2016, the Funds’ fiscal year-end, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2017	Expiring 2018	Expiring 2019	Total
Edge MSCI Min Vol Global	$24,755,016	$—	$—	$—	$24,755,016
MSCI Australia	137,537,973	24,006,125	23,348,244	12,127,364	197,019,706
MSCI Canada	272,374,434	27,886,883	68,928,677	14,903,919	384,093,913
MSCI Japan	371,710,340	116,295,478	173,577,101	139,228,194	800,811,113
MSCI Mexico Capped	134,670,245	8,973,988	2,789,471	22,863,665	169,297,369
MSCI South Korea Capped	348,410,462	60,990,953	226,591,665	78,503,704	714,496,784

[a]	Must be utilized prior to losses subject to expiration.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2017, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	121

Notes:

122	NOTES

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2017 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-801-0217

FEBRUARY 28, 2017

2017 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares Adaptive Currency Hedged MSCI Eurozone ETF | DEZU | BATS
➢	iShares Currency Hedged MSCI Eurozone ETF | HEZU | NYSE Arca
➢	iShares Currency Hedged MSCI Germany ETF | HEWG | NYSE Arca
➢	iShares Currency Hedged MSCI Italy ETF | HEWI | NYSE Arca
➢	iShares Currency Hedged MSCI Spain ETF | HEWP | NYSE Arca
➢	iShares Currency Hedged MSCI Switzerland ETF | HEWL | NYSE Arca

Fund Performance Overview

iSHARES® ADAPTIVE CURRENCY HEDGED MSCI EUROZONE ETF

Performance as of February 28, 2017

The iShares Adaptive Currency Hedged MSCI Eurozone ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization equities from developed market countries which use the euro as their official currency while dynamically hedging currency risk for a U.S. dollar based investor, as represented by the MSCI EMU Adaptive Hedge to USD Index (“the Index”).

The Index applies a methodology, based on a hedge ratio as calculated by MSCI Inc., that sells the total value or a portion of the total value of each non-U.S. dollar currency in which the constituent securities are denominated in the form of a one-month currency contract to create a “hedge” against fluctuations in the relative value of the currencies in relation to the U.S. dollar. The hedge ratio is based on four commonly used indicators for measuring currency risk. The overall effect, since the four indicators are equally weighted, is that each foreign currency represented by constituent weights in the Index can be unhedged, 25% hedged, 50% hedged, 75% hedged or fully hedged relative to the U.S. dollar. In order to replicate the “hedging” component of the Index, the Fund enters into foreign currency forward contracts designed to offset the Fund’s exposure to the component currencies.

The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares MSCI Eurozone ETF. For the six-month reporting period ended February 28, 2017, the total return for the Fund was 6.70%, net of fees, while the total return for the Index was 7.02%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	14.39%	13.93%	13.58%	14.39%	13.93%	13.58%
Since Inception	5.11%	5.16%	5.73%	5.90%	5.96%	6.64%

The inception date of the Fund was 1/5/16. The first day of secondary market trading was 1/7/16.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a,b]	Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a,b]	Annualized Expense Ratio [a]
$1,000.00	$1,067.00	$0.15	$1,000.00	$1,024.60	$0.15	0.03%

[a]	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

ALLOCATION BY SECTOR 1

As of 2/28/17

Sector	Percentage of Total Investments [2]

Financials	19.13%
Industrials	15.26
Consumer Discretionary	13.94
Consumer Staples	10.92
Materials	8.60
Health Care	8.04
Information Technology	7.68
Energy	5.55
Telecommunication Services	4.57
Utilities	4.50
Real Estate	1.81

TOTAL	100.00%

TEN LARGEST COUNTRIES 1

As of 2/28/17

Country	Percentage of Total Investments [2]

France	32.27%
Germany	30.33
Netherlands	10.81
Spain	10.16
Italy	6.68
Belgium	3.79
Finland	3.12
Ireland	1.50
Austria	0.67
Portugal	0.47

TOTAL	99.80%

[1]	Table shown is for the iShares MSCI Eurozone ETF, the underlying fund in which the Fund invests.
[2]	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® CURRENCY HEDGED MSCI EUROZONE ETF

Performance as of February 28, 2017

The iShares Currency Hedged MSCI Eurozone ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization equities from developed market countries which use the euro as their official currency while mitigating exposure to fluctuations between the value of the euro and the U.S. dollar, as represented by the MSCI EMU 100% Hedged to USD Index (“the Index”).

The Index sells forward the non-U.S. dollar currencies in which the constituent securities are denominated in an amount equal to those securities at a one-month forward rate to effectively create a “hedge” against fluctuations in the relative value of the euro in relation to the U.S. dollar. In order to replicate the “hedging” component of the Index, the Fund enters into foreign currency forward contracts designed to offset the Fund’s exposure to the euro.

The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares MSCI Eurozone ETF. For the six-month reporting period ended February 28, 2017, the total return for the Fund was 10.41%, net of fees, while the total return for the Index was 10.56%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	19.68%	19.53%	18.65%	19.68%	19.53%	18.65%
Since Inception	5.75%	5.73%	6.29%	15.92%	15.87%	17.49%

The inception date of the Fund was 7/9/14. The first day of secondary market trading was 7/10/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a,b]	Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a,b]	Annualized Expense Ratio [a]
$1,000.00	$1,104.10	$0.16	$1,000.00	$1,024.60	$0.15	0.03%

[a]	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

ALLOCATION BY SECTOR 1

As of 2/28/17

Sector	Percentage of Total Investments [2]
Financials	19.13%
Industrials	15.26
Consumer Discretionary	13.94
Consumer Staples	10.92
Materials	8.60
Health Care	8.04
Information Technology	7.68
Energy	5.55
Telecommunication Services	4.57
Utilities	4.50
Real Estate	1.81

TOTAL	100.00%

TEN LARGEST COUNTRIES 1

As of 2/28/17

Country	Percentage of Total Investments [2]
France	32.27%
Germany	30.33
Netherlands	10.81
Spain	10.16
Italy	6.68
Belgium	3.79
Finland	3.12
Ireland	1.50
Austria	0.67
Portugal	0.47

TOTAL	99.80%

[1]	Table shown is for the iShares MSCI Eurozone ETF, the underlying fund in which the Fund invests.
[2]	Excludes money market funds.

6	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® CURRENCY HEDGED MSCI GERMANY ETF

Performance as of February 28, 2017

The iShares Currency Hedged MSCI Germany ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization German equities while mitigating exposure to fluctuations between the value of the euro and the U.S. dollar, as represented by the MSCI Germany 100% Hedged to USD Index (“the Index”).

The Index sells forward the non-U.S. dollar currencies in which the constituent securities are denominated in an amount equal to those securities at a one-month forward rate to effectively create a “hedge” against fluctuations in the relative value of the euro in relation to the U.S. dollar. In order to replicate the “hedging” component of the Index, the Fund enters into foreign currency forward contracts designed to offset the Fund’s exposure to the euro.

The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares MSCI Germany ETF. For the six-month reporting period ended February 28, 2017, the total return for the Fund was 11.39%, net of fees, while the total return for the Index was 11.67%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	25.93%	25.98%	25.05%	25.93%	25.98%	25.05%
Since Inception	7.67%	7.67%	7.90%	25.57%	25.56%	26.43%

The inception date of the Fund was 1/31/14. The first day of secondary market trading was 2/4/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a,b]	Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a,b]	Annualized Expense Ratio [a]
$1,000.00	$1,113.90	$0.21	$1,000.00	$1,024.60	$0.20	0.04%

[a]	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

ALLOCATION BY SECTOR 1

As of 2/28/17

Sector	Percentage of Total Investments [2]
Consumer Discretionary	19.08%
Materials	14.58
Financials	14.38
Industrials	14.21
Health Care	13.80
Information Technology	9.96
Telecommunication Services	5.11
Consumer Staples	4.11
Real Estate	2.42
Utilities	2.35

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS 1

As of 2/28/17

Security	Percentage of Total Investments [2]
Siemens AG Registered	8.49%
SAP SE	7.81
Bayer AG Registered	7.76
BASF SE	7.30
Allianz SE Registered	6.78
Daimler AG Registered	5.97
Deutsche Telekom AG Registered	4.83
Deutsche Post AG Registered	2.84
Fresenius SE & Co. KGaA	2.78
adidas AG	2.69

TOTAL	57.25%

[1]	Table shown is for the iShares MSCI Germany ETF, the underlying fund in which the Fund invests.
[2]	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® CURRENCY HEDGED MSCI ITALY ETF

Performance as of February 28, 2017

The iShares Currency Hedged MSCI Italy ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization Italian equities while mitigating exposure to fluctuations between the value of the euro and the U.S. dollar, as represented by the MSCI Italy 25/50 100% Hedged to USD Index (“the Index”).

The Index sells forward the non-U.S. dollar currencies in which the constituent securities are denominated in an amount equal to those securities at a one-month forward rate to effectively create a “hedge” against fluctuations in the relative value of the euro in relation to the U.S. dollar. In order to replicate the “hedging” component of the Index, the Fund enters into foreign currency forward contracts designed to offset the Fund’s exposure to the euro.

The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares MSCI Italy Capped ETF. For the six-month reporting period ended February 28, 2017, the total return for the Fund was 11.80%, net of fees, while the total return for the Index was 11.72%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	13.41%	13.31%	12.28%	13.41%	13.31%	12.28%
Since Inception	(6.55)%	(6.60)%	(7.17)%	(10.70)%	(10.79)%	(11.68)%

The inception date of the Fund was 6/29/15. The first day of secondary market trading was 7/1/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a,b]	Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a,b]	Annualized Expense Ratio [a]
$1,000.00	$1,118.00	$0.00	$1,000.00	$1,024.80	$0.00	0.00%
[a]	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying funds in which the Fund invests.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

ALLOCATION BY SECTOR 1

As of 2/28/17

Sector	Percentage of Total Investments [2]

Financials	32.24%
Energy	22.69
Utilities	14.79
Industrials	13.69
Consumer Discretionary	12.07
Telecommunication Services	4.52

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS 1

As of 2/28/17

Security	Percentage of Total Investments [2]

Eni SpA	13.99%
Enel SpA	11.50
Intesa Sanpaolo SpA	10.27
UniCredit SpA	8.62
Snam SpA	4.37
Atlantia SpA	4.35
Fiat Chrysler Automobiles NV	4.30
CNH Industrial NV	4.25
Assicurazioni Generali SpA	4.18
Luxottica Group SpA	4.07

TOTAL	69.90%

[1]	Table shown is for the iShares MSCI Italy Capped ETF, the underlying fund in which the Fund invests.
[2]	Excludes money market funds.

8	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® CURRENCY HEDGED MSCI SPAIN ETF

Performance as of February 28, 2017

The iShares Currency Hedged MSCI Spain ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization Spanish equities while mitigating exposure to fluctuations between the value of the euro and the U.S. dollar, as represented by the MSCI Spain 25/50 100% Hedged to USD Index (“the Index”).

The Index sells forward the non-U.S. dollar currencies in which the constituent securities are denominated in an amount equal to those securities at a one-month forward rate to effectively create a “hedge” against fluctuations in the relative value of the euro in relation to the U.S. dollar. In order to replicate the “hedging” component of the Index, the Fund enters into foreign currency forward contracts designed to offset the Fund’s exposure to the euro.

The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares MSCI Spain Capped ETF. For the six-month reporting period ended February 28, 2017, the total return for the Fund was 12.17%, net of fees, while the total return for the Index was 12.54%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	19.37%	19.37%	19.00%	19.37%	19.37%	19.00%
Since Inception	(3.71)%	(3.74)%	(3.78)%	(6.12)%	(6.17)%	(6.24)%

The inception date of the Fund was 6/29/15. The first day of secondary market trading was 7/1/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a,b]	Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a,b]	Annualized Expense Ratio [a]
$1,000.00	$1,121.70	$0.16	$1,000.00	$1,024.60	$0.15	0.03%

[a]	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

ALLOCATION BY SECTOR 1

As of 2/28/17

Sector	Percentage of Total Investments [2]
Financials	40.97%
Industrials	15.01
Utilities	11.66
Telecommunication Services	10.14
Consumer Discretionary	7.36
Energy	6.32
Information Technology	4.52
Health Care	2.36
Consumer Staples	1.66

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS 1

As of 2/28/17

Security	Percentage of Total Investments [2]
Banco Santander SA	18.33%
Telefonica SA	10.14
Banco Bilbao Vizcaya Argentaria SA	9.24
Industria de Diseno Textil SA	7.36
Iberdrola SA	4.72
Repsol SA	4.69
Amadeus IT Holding SA Class A	4.52
CaixaBank SA	3.95
Abertis Infraestructuras SA	3.23
Aena SA	3.22

TOTAL	69.40%

[1]	Table shown is for the iShares MSCI Spain Capped ETF, the underlying fund in which the Fund invests.
[2]	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® CURRENCY HEDGED MSCI SWITZERLAND ETF

Performance as of February 28, 2017

The iShares Currency Hedged MSCI Switzerland ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization Swiss equities while mitigating exposure to fluctuations between the value of the Swiss franc and the U.S. dollar, as represented by the MSCI Switzerland 25/50 100% Hedged to USD Index (“the Index”).

The Index sells forward the non-U.S. dollar currencies in which the constituent securities are denominated in an amount equal to those securities at a one-month forward rate to effectively create a “hedge” against fluctuations in the relative value of the Swiss franc in relation to the U.S. dollar. In order to replicate the “hedging” component of the Index, the Fund enters into foreign currency forward contracts designed to offset the Fund’s exposure to the Swiss franc.

The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares MSCI Switzerland Capped ETF. For the six-month reporting period ended February 28, 2017, the total return for the Fund was 6.31%, net of fees, while the total return for the Index was 6.76%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	15.39%	15.38%	15.52%	15.39%	15.38%	15.52%
Since Inception	4.19%	4.19%	4.04%	7.11%	7.11%	6.84%

The inception date of the Fund was 6/29/15. The first day of secondary market trading was 7/1/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a,b]	Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a,b]	Annualized Expense Ratio [a]
$1,000.00	$1,063.10	$0.15	$1,000.00	$1,024.60	$0.15	0.03%

[a]	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

ALLOCATION BY SECTOR 1

As of 2/28/17

Sector	Percentage of Total Investments [2]

Health Care	31.63%
Consumer Staples	20.99
Financials	18.39
Industrials	10.80
Materials	10.13
Consumer Discretionary	6.04
Telecommunication Services	1.23
Real Estate	0.79

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS 1

As of 2/28/17

Security	Percentage of Total Investments [2]

Nestle SA Registered	18.50%
Novartis AG Registered	13.48
Roche Holding AG	13.23
UBS Group AG	4.45
ABB Ltd. Registered	4.06
Zurich Insurance Group AG	3.88
Syngenta AG Registered	3.83
Cie. Financiere Richemont SA Class A Registered	3.62
Swiss Re AG	2.82
Actelion Ltd. Registered	2.59

TOTAL	70.46%

[1]	Table shown is for the iShares MSCI Switzerland Capped ETF, the underlying fund in which the Fund invests.
[2]	Excludes money market funds.

10	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on September 1, 2016 and held through February 28, 2017, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	11

Schedule of Investments (Unaudited)

iSHARES® ADAPTIVE CURRENCY HEDGED MSCI EUROZONE ETF

February 28, 2017

Security	Shares	Value
INVESTMENT COMPANIES — 99.89%

EXCHANGE-TRADED FUNDS — 99.89%
iShares MSCI Eurozone ETF[a]	68,956	$2,441,732

		2,441,732

TOTAL INVESTMENT COMPANIES
(Cost: $2,355,153)		2,441,732

SHORT-TERM INVESTMENTS — 0.05%

MONEY MARKET FUNDS — 0.05%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.47%[b,c]	1,180	1,180

		1,180

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,180)		1,180

Value
TOTAL INVESTMENTS IN SECURITIES — 99.94%
(Cost: $2,356,333)[d]	$2,442,912
Other Assets, Less Liabilities — 0.06%	1,559

NET ASSETS — 100.00%	$2,444,471

[a]	Affiliated issuer. See Schedule 1.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $2,357,371. Net unrealized appreciation was $85,541, of which $86,579 represented gross unrealized appreciation on securities and $1,038 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the six months ended February 28, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
iShares MSCI Eurozone ETF	67,434	3,280	(1,758)	68,956	$2,441,732	$15,366	$1,059

Schedule 2 — Forward Currency Contracts (Note 5)

Forward currency contracts outstanding as of February 28, 2017 were as follows:

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
USD	1,833,922	EUR	1,697,000	MS	03/03/2017	$36,059
USD	1,830,817	EUR	1,724,000	MS	04/05/2017	1,508

						37,567

EUR	1,697,000	USD	1,799,749	MS	03/03/2017	(1,885)

						(1,885)

				Net unrealized appreciation		$35,682

Counterparties:

MS — Morgan Stanley and Co. International PLC

Currency abbreviations:

EUR — Euro

USD — United States Dollar

12	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® ADAPTIVE CURRENCY HEDGED MSCI EUROZONE ETF

February 28, 2017

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment companies	$2,441,732	$—	$—	$2,441,732
Money market funds	1,180	—	—	1,180

Total	$2,442,912	$—	$—	$2,442,912

Derivative financial instruments[a]:
Assets:
Forward currency contracts	$—	$37,567	$—	$37,567
Liabilities:
Forward currency contracts	—	(1,885)	—	(1,885)

Total	$—	$35,682	$—	$35,682

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited)

iSHARES® CURRENCY HEDGED MSCI EUROZONE ETF

February 28, 2017

Security	Shares	Value
INVESTMENT COMPANIES — 100.07%

EXCHANGE-TRADED FUNDS — 100.07%
iShares MSCI Eurozone ETF[a]	34,002,919	$1,204,043,362

		1,204,043,362

TOTAL INVESTMENT COMPANIES
(Cost: $1,305,852,830)		1,204,043,362

SHORT-TERM INVESTMENTS — 0.05%

MONEY MARKET FUNDS — 0.05%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.47%[b,c]	625,029	625,029

		625,029

TOTAL SHORT-TERM INVESTMENTS
(Cost: $625,029)		625,029

Value
TOTAL INVESTMENTS IN SECURITIES — 100.12%
(Cost: $1,306,477,859)[d]	$1,204,668,391
Other Assets, Less Liabilities — (0.12)%	(1,478,262)

NET ASSETS — 100.00%	$1,203,190,129

[a]	Affiliated issuer. See Schedule 1.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $1,319,216,191. Net unrealized depreciation was $114,547,800, of which $ — represented gross unrealized appreciation on securities and $114,547,800 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the six months ended February 28, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
iShares MSCI Eurozone ETF	39,282,725	9,073,918	(14,353,724)	34,002,919	$1,204,043,362	$7,232,806	$(25,191,612)

14	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI EUROZONE ETF

February 28, 2017

Schedule 2 — Forward Currency Contracts (Note 5)

Forward currency contracts outstanding as of February 28, 2017 were as follows:

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
EUR	54,109,267	USD	57,262,809	CITI	03/03/2017	$62,529
EUR	54,231,267	USD	57,409,095	MS	03/03/2017	45,494
EUR	992,857,811	USD	1,050,542,850	SSB	03/03/2017	1,327,057
USD	710,752,265	EUR	666,237,600	BNP	03/03/2017	4,915,765
USD	386,512,244	EUR	361,838,478	CITI	03/03/2017	3,167,316
USD	29,029,550	EUR	27,136,000	HSBC	03/03/2017	280,678
USD	57,719,123	EUR	54,109,267	MS	03/03/2017	393,786
USD	21,583,407	EUR	20,246,000	TNTC	03/03/2017	134,053
USD	22,379,226	EUR	21,029,000	MS	04/05/2017	65,694

						10,392,372

EUR	9,246,000	USD	9,998,236	BBP	03/03/2017	(202,685)
EUR	202,000	USD	218,149	GS	03/03/2017	(4,143)
EUR	1,287,000	USD	1,392,364	MS	03/03/2017	(28,869)
EUR	17,567,000	USD	18,632,228	TDB	03/03/2017	(21,105)
EUR	67,000	USD	71,482	TNTC	03/03/2017	(500)
USD	57,352,306	EUR	54,109,267	CITI	04/05/2017	(62,163)
USD	57,367,727	EUR	54,109,267	MS	04/05/2017	(46,741)
USD	1,052,192,980	EUR	992,857,811	SSB	04/05/2017	(1,312,397)

						(1,678,603)

			Net unrealized appreciation			$8,713,769

Counterparties:

BBP — Barclays Bank PLC Wholesale

BNP — BNP Paribas SA

CITI — Citibank N.A. London

GS — Goldman Sachs International

HSBC — HSBC Bank PLC

MS — Morgan Stanley and Co. International PLC

SSB — State Street Bank London

TDB — Toronto Dominion Bank

TNTC — The Northern Trust Company

Currency abbreviations:

EUR — Euro

USD — United States Dollar

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI EUROZONE ETF

February 28, 2017

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment companies	$1,204,043,362	$—	$—	$1,204,043,362
Money market funds	625,029	—	—	625,029

Total	$1,204,668,391	$—	$—	$1,204,668,391

Derivative financial instruments[a]:
Assets:
Forward currency contracts	$—	$10,392,372	$—	$10,392,372
Liabilities:
Forward currency contracts	—	(1,678,603)	—	(1,678,603)

Total	$—	$8,713,769	$—	$8,713,769

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

16	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® CURRENCY HEDGED MSCI GERMANY ETF

February 28, 2017

Security	Shares	Value
INVESTMENT COMPANIES — 100.07%

EXCHANGE-TRADED FUNDS — 100.07%
iShares MSCI Germany ETF[a]	17,668,416	$486,234,808

		486,234,808

TOTAL INVESTMENT COMPANIES (Cost: $523,448,611)		486,234,808

SHORT-TERM INVESTMENTS—0.05%

MONEY MARKET FUNDS — 0.05%
BlackRock Cash Funds: Treasury, SL Agency Shares 0.47%[b,c]	255,221	255,221

		255,221

TOTAL SHORT-TERM INVESTMENTS (Cost: $255,221)		255,221

Value
TOTAL INVESTMENTS IN SECURITIES — 100.12% (Cost: $523,703,832)[d]	$486,490,029
Other Assets, Less Liabilities — (0.12)%	(604,535)

NET ASSETS — 100.00%	$485,885,494

[a]	Affiliated issuer. See Schedule 1.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $527,248,799. Net unrealized depreciation was $40,758,770, of which $ — represented gross unrealized appreciation on securities and $40,758,770 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the six months ended February 28, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
iShares MSCI Germany ETF	18,777,370	5,760,837	(6,869,791)	17,668,416	$486,234,808	$176,135	$(7,718,738)

Schedule 2 — Forward Currency Contracts (Note 5)

Forward currency contracts outstanding as of February 28, 2017 were as follows:

Currency purchased			Currency sold	Counterparty	Settlement date	Unrealized appreciation (depreciation)
EUR	24,285,000	USD	25,700,354	CITI	03/03/2017	$28,064
EUR	24,379,000	USD	25,807,514	MS	03/03/2017	20,491
EUR	402,576,000	USD	425,965,666	SSB	03/03/2017	538,085
USD	324,696,987	EUR	304,361,100	BNP	03/03/2017	2,245,697
USD	167,763,405	EUR	157,053,900	CITI	03/03/2017	1,374,755
USD	34,992,488	EUR	32,685,000	MS	03/03/2017	364,802
USD	8,061,493	EUR	7,575,000	MS	04/05/2017	23,783

						4,595,677

EUR	3,276,000	USD	3,542,529	BBP	03/03/2017	(71,814)
EUR	19,541,000	USD	20,904,473	CITI	03/03/2017	(202,023)
EUR	93,000	USD	100,435	GS	03/03/2017	(1,907)
EUR	17,443,000	USD	18,500,709	TDB	03/03/2017	(20,956)
EUR	2,507,000	USD	2,676,433	TNTC	03/03/2017	(20,426)
EUR	475,000	USD	504,056	MS	04/05/2017	(41)
USD	25,740,521	EUR	24,285,000	CITI	04/05/2017	(27,900)
USD	25,747,443	EUR	24,285,000	MS	04/05/2017	(20,978)
USD	426,634,747	EUR	402,576,000	SSB	04/05/2017	(532,140)

						(898,185)

				Net unrealized appreciation		$3,697,492

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI GERMANY ETF

February 28, 2017

Counterparties:

BBP — Barclays Bank PLC Wholesale

BNP — BNP Paribas SA

CITI — Citibank N.A. London

GS — Goldman Sachs International

MS — Morgan Stanley and Co. International PLC

SSB — State Street Bank London

TDB — Toronto Dominion Bank

TNTC — The Northern Trust Company

Currency abbreviations:

EUR — Euro

USD — United States Dollar

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment companies	$486,234,808	$—	$—	$486,234,808
Money market funds	255,221	—	—	255,221

Total	$486,490,029	$—	$—	$486,490,029

Derivative financial instruments[a]:
Assets:
Forward currency contracts	$—	$4,595,677	$—	$4,595,677
Liabilities:
Forward currency contracts	—	(898,185)	—	(898,185)

Total	$—	$3,697,492	$—	$3,697,492

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

18	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® CURRENCY HEDGED MSCI ITALY ETF

February 28, 2017

Security	Shares	Value
INVESTMENT COMPANIES — 100.07%

EXCHANGE-TRADED FUNDS — 100.07%
iShares MSCI Italy Capped ETF[a,b]	279,774	$6,616,655

		6,616,655

TOTAL INVESTMENT COMPANIES
(Cost: $7,355,856)		6,616,655

SHORT-TERM INVESTMENTS — 3.94%

MONEY MARKET FUNDS — 3.94%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.98%[c,d,e]	256,947	257,050
BlackRock Cash Funds: Treasury, SL Agency Shares
0.47%[c,d]	3,578	3,578

		260,628

TOTAL SHORT-TERM INVESTMENTS
(Cost: $260,628)		260,628

Value
TOTAL INVESTMENTS IN SECURITIES — 104.01% (Cost: $7,616,484)[f]	$6,877,283
Other Assets, Less Liabilities — (4.01)%	(265,123)

NET ASSETS — 100.00%	$6,612,160

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Schedule 1.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments for federal income tax purposes was $7,641,124. Net unrealized depreciation was $763,841, of which $28,389 represented gross unrealized appreciation on securities and $792,230 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the six months ended February 28, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
iShares MSCI Italy Capped ETF	621,544	707,841	(1,208,979)	279,774	$6,616,655	$75,177	$(1,430,248)

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI ITALY ETF

February 28, 2017

Schedule 2 — Forward Currency Contracts (Note 5)

Forward currency contracts outstanding as of February 28, 2017 were as follows:

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
EUR	3,236,000	USD	3,424,597	CITI	03/03/2017	$3,740
EUR	2,904,000	USD	3,074,174	MS	03/03/2017	2,429
USD	3,459,365	EUR	3,236,000	CITI	03/03/2017	31,028
USD	4,209,382	EUR	3,930,000	MS	03/03/2017	45,796
USD	101,872	EUR	96,000	MS	04/05/2017	8

						83,001

EUR	1,026,000	USD	1,099,721	MS	03/03/2017	(12,739)
EUR	8,000	USD	8,514	MS	04/05/2017	(26)
USD	3,429,950	EUR	3,236,000	CITI	04/05/2017	(3,718)
USD	3,078,879	EUR	2,904,000	MS	04/05/2017	(2,508)

						(18,991)

				Net unrealized appreciation		$64,010

Counterparties:

CITI — Citibank N.A. London

MS — Morgan Stanley and Co. International PLC

Currency abbreviations:

EUR — Euro

USD — United States Dollar

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment companies	$6,616,655	$—	$—	$6,616,655
Money market funds	260,628	—	—	260,628

Total	$6,877,283	$—	$—	$6,877,283

Derivative financial instruments[a]:
Assets:
Forward currency contracts	$—	$83,001	$—	$83,001
Liabilities:
Forward currency contracts	—	(18,991)	—	(18,991)

Total	$—	$64,010	$—	$64,010

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

20	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® CURRENCY HEDGED MSCI SPAIN ETF

February 28, 2017

Security	Shares	Value
INVESTMENT COMPANIES — 100.06%

EXCHANGE-TRADED FUNDS — 100.06%
iShares MSCI Spain Capped ETF[a,b]	1,958,433	$53,465,221

		53,465,221

TOTAL INVESTMENT COMPANIES
(Cost: $54,484,453)		53,465,221

SHORT-TERM INVESTMENTS — 6.25%

MONEY MARKET FUNDS — 6.25%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.98%[c,d,e]	3,320,679	3,322,007
BlackRock Cash Funds: Treasury, SL Agency Shares
0.47%[c,d]	19,443	19,443

		3,341,450

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,341,120)		3,341,450

Value
TOTAL INVESTMENTS IN SECURITIES — 106.31% (Cost: $57,825,573)[f]	$56,806,671
Other Assets, Less Liabilities — (6.31)%	(3,370,932)

NET ASSETS — 100.00%	$53,435,739

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Schedule 1.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments for federal income tax purposes was $57,835,186. Net unrealized depreciation was $1,028,515, of which $330 represented gross unrealized appreciation on securities and $1,028,845 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the six months ended February 28, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
iShares MSCI Spain Capped ETF	602,289	1,810,913	(454,769)	1,958,433	$53,465,221	$1,283,699	$(1,308,045)

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI SPAIN ETF

February 28, 2017

Schedule 2 — Forward Currency Contracts (Note 5)

Forward currency contracts outstanding as of February 28, 2017 were as follows:

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
EUR	24,686,500	USD	26,125,254	CITI	03/03/2017	$28,528
EUR	24,771,500	USD	26,223,110	MS	03/03/2017	20,724
USD	26,390,486	EUR	24,686,500	CITI	03/03/2017	236,704
USD	27,034,631	EUR	25,233,500	MS	03/03/2017	301,338
USD	648,971	EUR	610,000	MS	04/05/2017	1,709

						589,003

EUR	462,000	USD	499,395	MS	03/03/2017	(9,935)
USD	26,166,085	EUR	24,686,500	CITI	04/05/2017	(28,361)
USD	26,263,240	EUR	24,771,500	MS	04/05/2017	(21,398)

						(59,694)

				Net unrealized appreciation		$529,309

Counterparties:

CITI — Citibank N.A. London

MS — Morgan Stanley and Co. International PLC

Currency abbreviations:

EUR — Euro

USD — United States Dollar

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment companies	$53,465,221	$—	$—	$53,465,221
Money market funds	3,341,450	—	—	3,341,450

Total	$56,806,671	$—	$—	$56,806,671

Derivative financial instruments[a]:
Assets:
Forward currency contracts	$—	$589,003	$—	$589,003
Liabilities:
Forward currency contracts	—	(59,694)	—	(59,694)

Total	$—	$529,309	$—	$529,309

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

22	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® CURRENCY HEDGED MSCI SWITZERLAND ETF

February 28, 2017

Security	Shares	Value
INVESTMENT COMPANIES — 100.22%

EXCHANGE-TRADED FUNDS — 100.22%
iShares MSCI Switzerland Capped ETF[a,b]	119,100	$3,696,864

		3,696,864

TOTAL INVESTMENT COMPANIES
(Cost: $3,798,172)		3,696,864

SHORT-TERM INVESTMENTS — 40.58%

MONEY MARKET FUNDS — 40.58%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.98%[c,d,e]	1,494,827	1,495,425
BlackRock Cash Funds: Treasury, SL Agency Shares 0.47%[c,d]	1,620	1,620

		1,497,045

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,497,045)		1,497,045

Value
TOTAL INVESTMENTS IN SECURITIES — 140.80% (Cost: $5,295,217)[f]	$5,193,909
Other Assets, Less Liabilities — (40.80)%	(1,504,985)

NET ASSETS — 100.00%	$3,688,924

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Schedule 1.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments for federal income tax purposes was $5,313,772. Net unrealized depreciation was $119,863, of which $ — represented gross unrealized appreciation on securities and $119,863 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the six months ended February 28, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
iShares MSCI Switzerland Capped ETF	154,512	49,446	(84,858)	119,100	$3,696,864	$2,176	$(34,072)

Schedule 2 — Forward Currency Contracts (Note 5)

Forward currency contracts outstanding as of February 28, 2017 were as follows:

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
CHF	1,802,000	USD	1,789,650	CITI	03/03/2017	$4,630
CHF	1,797,000	USD	1,783,800	MS	03/03/2017	5,501
USD	1,803,751	CHF	1,802,000	CITI	03/03/2017	9,472
USD	1,816,998	CHF	1,813,000	MS	03/03/2017	11,766
USD	107,059	CHF	107,000	MS	04/05/2017	307

						31,676

CHF	16,000	USD	16,202	MS	03/03/2017	(270)
CHF	7,000	USD	6,985	MS	04/05/2017	(1)
USD	1,793,213	CHF	1,802,000	CITI	04/05/2017	(4,620)
USD	1,787,348	CHF	1,797,000	MS	04/05/2017	(5,497)

						(10,388)

				Net unrealized appreciation		$21,288

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI SWITZERLAND ETF

February 28, 2017

Counterparties:

CITI — Citibank N.A. London

MS — Morgan Stanley and Co. International PLC

Currency abbreviations:

CHF — Swiss Franc

USD — United States Dollar

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment companies	$3,696,864	$—	$—	$3,696,864
Money market funds	1,497,045	—	—	1,497,045

Total	$5,193,909	$—	$—	$5,193,909

Derivative financial instruments[a]:
Assets:
Forward currency contracts	$—	$31,676	$—	$31,676
Liabilities:
Forward currency contracts	—	(10,388)	—	(10,388)

Total	$—	$21,288	$—	$21,288

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

24	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement of Assets and Liabilities (Unaudited)

iSHARES® TRUST

February 28, 2017

	iShares Adaptive Currency Hedged MSCI Eurozone ETF	iShares Currency Hedged MSCI Eurozone ETF	iShares Currency Hedged MSCI Germany ETF

ASSETS
Investments, at cost:
Affiliated (Note 2)	$2,356,333	$1,306,477,859	$523,703,832

Total cost of investments	$2,356,333	$1,306,477,859	$523,703,832

Investments in securities, at fair value (Note 1):
Affiliated (Note 2)	$2,442,912	$1,204,668,391	$486,490,029

Total fair value of investments	2,442,912	1,204,668,391	486,490,029
Foreign currency, at value[a]	—	84	—
Receivables:
Dividends and interest	—	205	91
Unrealized appreciation on forward currency contracts (Note 1)	37,567	10,392,372	4,595,677

Total Assets	2,480,479	1,215,061,052	491,085,797

LIABILITIES
Payables:
Investment securities purchased	34,067	10,165,086	4,285,650
Unrealized depreciation on forward currency contracts (Note 1)	1,885	1,678,603	898,185
Investment advisory fees (Note 2)	56	27,234	16,468

Total Liabilities	36,008	11,870,923	5,200,303

NET ASSETS	$2,444,471	$1,203,190,129	$485,885,494

Net assets consist of:
Paid-in capital	$2,386,044	$1,327,218,932	$521,457,230
Distributions in excess of net investment income	(123)	(100,906)	(34,906)
Accumulated net realized loss	(63,711)	(30,832,196)	(2,020,519)
Net unrealized appreciation (depreciation)	122,261	(93,095,701)	(33,516,311)

NET ASSETS	$2,444,471	$1,203,190,129	$485,885,494

Shares outstanding[b]	100,000	44,350,000	18,150,000

Net asset value per share	$24.44	$27.13	$26.77

[a]	Cost of foreign currency: $ — , $86 and $ —, respectively.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	25

Statement of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

February 28, 2017

	iShares Currency Hedged MSCI Italy ETF	iShares Currency Hedged MSCI Spain ETF	iShares Currency Hedged MSCI Switzerland ETF

ASSETS
Investments, at cost:
Affiliated (Note 2)	$7,616,484	$57,825,573	$5,295,217

Total cost of investments	$7,616,484	$57,825,573	$5,295,217

Investments in securities, at fair value (including securities on loana) (Note 1):
Affiliated (Note 2)	$6,877,283	$56,806,671	$5,193,909

Total fair value of investments	6,877,283	56,806,671	5,193,909
Receivables:
Dividends and interest	44	2,164	190
Unrealized appreciation on forward currency contracts (Note 1)	83,001	589,003	31,676

Total Assets	6,960,328	57,397,838	5,225,775

LIABILITIES
Payables:
Investment securities purchased	72,127	579,507	30,954
Collateral for securities on loan (Note 1)	257,050	3,321,675	1,495,425
Unrealized depreciation on forward currency contracts (Note 1)	18,991	59,694	10,388
Investment advisory fees (Note 2)	—	1,223	84

Total Liabilities	348,168	3,962,099	1,536,851

NET ASSETS	$6,612,160	$53,435,739	$3,688,924

Net assets consist of:
Paid-in capital	$8,696,461	$56,032,446	$3,767,662
Undistributed net investment income	47,958	11,152	35
Undistributed net realized gain (accumulated net realized loss)	(1,457,068)	(2,118,266)	1,247
Net unrealized depreciation	(675,191)	(489,593)	(80,020)

NET ASSETS	$6,612,160	$53,435,739	$3,688,924

Shares outstanding[b]	450,000	2,600,000	150,000

Net asset value per share	$14.69	$20.55	$24.59

[a]	Securities on loan with values of $250,690, $3,253,446 and $1,461,984, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

26	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement of Operations (Unaudited)

iSHARES® TRUST

Six months ended February 28, 2017

	iShares Adaptive Currency Hedged MSCI Eurozone ETF	iShares Currency Hedged MSCI Eurozone ETF	iShares Currency Hedged MSCI Germany ETF

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$15,367	$7,233,812	$176,582
Securities lending income — affiliated — net (Note 2)	—	8,001	46,332

Total investment income	15,367	7,241,813	222,914

EXPENSES
Investment advisory fees (Note 2)	7,225	3,634,675	1,259,576

Total expenses	7,225	3,634,675	1,259,576
Less investment advisory fees waived (Note 2)	(6,876)	(3,458,804)	(1,163,834)

Net expenses	349	175,871	95,742

Net investment income	15,018	7,065,942	127,172

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated (Note 2)	1,059	(4,656,654)	(1,366,221)
In-kind redemptions — affiliated (Note 2)	—	(20,529,773)	(6,342,976)
Foreign currency transactions	21,972	49,541,514	16,261,060
Realized gain distributions from affiliated funds	—	38	19

Net realized gain	23,031	24,355,125	8,551,882

Net change in unrealized appreciation/depreciation on:
Investments	83,365	63,163,194	33,067,000
Forward currency contracts	32,064	16,186,750	9,186,336

Net change in unrealized appreciation/depreciation	115,429	79,349,944	42,253,336

Net realized and unrealized gain	138,460	103,705,069	50,805,218

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$153,478	$110,771,011	$50,932,390

See notes to financial statements.

FINANCIAL STATEMENTS	27

Statement of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended February 28, 2017

	iShares Currency Hedged MSCI Italy ETF	iShares Currency Hedged MSCI Spain ETF	iShares Currency Hedged MSCI Switzerland ETF

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$75,194	$1,283,729	$2,181
Securities lending income — affiliated — net (Note 2)	10,412	27,914	190

Total investment income	85,606	1,311,643	2,371

EXPENSES
Investment advisory fees (Note 2)	20,102	92,851	11,833

Total expenses	20,102	92,851	11,833
Less investment advisory fees waived (Note 2)	(20,102)	(88,358)	(11,260)

Net expenses	—	4,493	573

Net investment income	85,606	1,307,150	1,798

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated (Note 2)	(456,974)	(550,789)	(17,690)
In-kind redemptions — affiliated (Note 2)	(972,735)	(755,732)	(16,383)
Foreign currency transactions	134,648	129,175	107,238

Net realized gain (loss)	(1,295,061)	(1,177,346)	73,165

Net change in unrealized appreciation/depreciation on:
Investments	1,552,359	2,353,804	75,775
Forward currency contracts	134,391	651,443	7,046

Net change in unrealized appreciation/depreciation	1,686,750	3,005,247	82,821

Net realized and unrealized gain	391,689	1,827,901	155,986

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$477,295	$3,135,051	$157,784

See notes to financial statements.

28	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement of Changes in Net Assets

iSHARES® TRUST

	iShares Adaptive Currency Hedged MSCI Eurozone ETF		iShares Currency Hedged MSCI Eurozone ETF
	Six months ended February 28, 2017 (Unaudited)	Period from January 5, 2016[a] to August 31, 2016	Six months ended February 28, 2017 (Unaudited)	Year ended August 31, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$15,018	$56,294	$7,065,942	$47,659,298
Net realized gain (loss)	23,031	(86,742)	24,355,125	(140,443,705)
Net change in unrealized appreciation/depreciation	115,429	6,832	79,349,944	(4,072,460)

Net increase (decrease) in net assets resulting from operations	153,478	(23,616)	110,771,011	(96,856,867)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(15,141)	(56,294)	(7,166,848)	(47,659,298)
From net realized gain	—	—	—	(9,722,494)
Return of capital	—	(187)	—	(92,382)

Total distributions to shareholders	(15,141)	(56,481)	(7,166,848)	(57,474,174)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	—	4,763,965	212,550,429	1,776,524,922
Cost of shares redeemed	—	(2,377,734)	(458,369,731)	(1,839,555,179)

Net increase (decrease) in net assets from capital share transactions	—	2,386,231	(245,819,302)	(63,030,257)

INCREASE (DECREASE) IN NET ASSETS	138,337	2,306,134	(142,215,139)	(217,361,298)

NET ASSETS
Beginning of period	2,306,134	—	1,345,405,268	1,562,766,566

End of period	$2,444,471	$2,306,134	$1,203,190,129	$1,345,405,268

Distributions in excess of net investment income included in net assets at end of period	$(123)	$—	$(100,906)	$—

SHARES ISSUED AND REDEEMED
Shares sold	—	200,000	8,100,000	69,900,000
Shares redeemed	—	(100,000)	(18,150,000)	(75,850,000)

Net increase (decrease) in shares outstanding	—	100,000	(10,050,000)	(5,950,000)

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	29

Statement of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Currency Hedged MSCI Germany ETF		iShares Currency Hedged MSCI Italy ETF
	Six months ended February 28, 2017 (Unaudited)	Year ended August 31, 2016	Six months ended February 28, 2017 (Unaudited)	Year ended August 31, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$127,172	$13,089,671	$85,606	$843,541
Net realized gain (loss)	8,551,882	(216,525,114)	(1,295,061)	(6,331,650)
Net change in unrealized appreciation/depreciation	42,253,336	184,173,921	1,686,750	(985,131)

Net increase (decrease) in net assets resulting from operations	50,932,390	(19,261,522)	477,295	(6,473,240)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(172,793)	(13,078,956)	(37,648)	(843,541)
From net realized gain	—	(11,292,542)	(897,138)	(2,008,894)

Total distributions to shareholders	(172,793)	(24,371,498)	(934,786)	(2,852,435)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	112,184,657	288,603,554	11,028,320	42,843,202
Cost of shares redeemed	(169,759,379)	(1,499,256,808)	(10,979,761)	(112,341,514)

Net increase (decrease) in net assets from capital share transactions	(57,574,722)	(1,210,653,254)	48,559	(69,498,312)

DECREASE IN NET ASSETS	(6,815,125)	(1,254,286,274)	(408,932)	(78,823,987)

NET ASSETS
Beginning of period	492,700,619	1,746,986,893	7,021,092	85,845,079

End of period	$485,885,494	$492,700,619	$6,612,160	$7,021,092

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(34,906)	$10,715	$47,958	$—

SHARES ISSUED AND REDEEMED
Shares sold	4,450,000	12,300,000	700,000	1,950,000
Shares redeemed	(6,800,000)	(64,550,000)	(650,000)	(5,200,000)

Net increase (decrease) in shares outstanding	(2,350,000)	(52,250,000)	50,000	(3,250,000)

See notes to financial statements.

30	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Currency Hedged MSCI Spain ETF		iShares Currency Hedged MSCI Switzerland ETF
	Six months ended February 28, 2017 (Unaudited)	Year ended August 31, 2016	Six months ended February 28, 2017 (Unaudited)	Year ended August 31, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,307,150	$2,032,135	$1,798	$60,841
Net realized gain (loss)	(1,177,346)	(10,238,404)	73,165	(203,226)
Net change in unrealized appreciation/depreciation	3,005,247	(2,383,385)	82,821	14,023

Net increase (decrease) in net assets resulting from operations	3,135,051	(10,589,654)	157,784	(128,362)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,302,790)	(2,025,343)	(1,763)	(60,841)
From net realized gain	—	(1,013,906)	(34,566)	(206,309)

Total distributions to shareholders	(1,302,790)	(3,039,249)	(36,329)	(267,150)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	45,251,626	40,843,491	1,212,209	6,041,729
Cost of shares redeemed	(9,625,878)	(68,061,560)	(2,321,374)	(4,670,348)

Net increase (decrease) in net assets from capital share transactions	35,625,748	(27,218,069)	(1,109,165)	1,371,381

INCREASE (DECREASE) IN NET ASSETS	37,458,009	(40,846,972)	(987,710)	975,869

NET ASSETS
Beginning of period	15,977,730	56,824,702	4,676,634	3,700,765

End of period	$53,435,739	$15,977,730	$3,688,924	$4,676,634

Undistributed net investment income included in net assets at end of period	$11,152	$6,792	$35	$—

SHARES ISSUED AND REDEEMED
Shares sold	2,250,000	2,000,000	50,000	250,000
Shares redeemed	(500,000)	(3,650,000)	(100,000)	(200,000)

Net increase (decrease) in shares outstanding	1,750,000	(1,650,000)	(50,000)	50,000

See notes to financial statements.

FINANCIAL STATEMENTS	31

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares Adaptive Currency Hedged MSCI Eurozone ETF

	Six months ended Feb. 28, 2017 (Unaudited)	Period from Jan. 5, 2016[a] to Aug. 31, 2016
Net asset value, beginning of period	$23.06	$23.86

Income from investment operations:
Net investment income[b]	0.15	0.56
Net realized and unrealized gain (loss)[c]	1.38	(0.80)

Total from investment operations	1.53	(0.24)

Less distributions from:
Net investment income	(0.15)	(0.56)
Return of capital	—	(0.00)[d]

Total distributions	(0.15)	(0.56)

Net asset value, end of period	$24.44	$23.06

Total return	6.70%[e]	(0.75)%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,444	$2,306
Ratio of expenses to average net assets[f,g]	0.03%	0.03%
Ratio of expenses to average net assets prior to waived fees[f,g]	0.62%	0.62%
Ratio of net investment income to average net assets[f]	1.29%	3.79%
Portfolio turnover rate[h,i]	3%[e]	4%[e]

a	Commencement of operations.
b	Based on average shares outstanding throughout each period.
c	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
d	Rounds to less than $0.01.
e	Not annualized.
f	Annualized for periods of less than one year.
g	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
h	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
i	Portfolio turnover rates exclude the portfolio activity of the underlying fund in which the Fund is invested. See page 73 for the portfolio turnover rates of the underlying fund.

See notes to financial statements.

32	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares Currency Hedged MSCI Eurozone ETF

	Six months ended Feb. 28, 2017 (Unaudited)	Year ended Aug. 31, 2016	Year ended Aug. 31, 2015	Period from Jul. 9, 2014[a] to Aug. 31, 2014
Net asset value, beginning of period	$24.73	$25.90	$24.87	$25.14

Income from investment operations:
Net investment income (loss)[b]	0.15	0.60	1.17	(0.00)[c]
Net realized and unrealized gain (loss)[d]	2.42	(0.93)	0.65	(0.27)

Total from investment operations	2.57	(0.33)	1.82	(0.27)

Less distributions from:
Net investment income	(0.17)	(0.71)	(0.63)	—
Net realized gain	—	(0.13)	(0.16)	—
Return of capital	—	(0.00)[c]	(0.00)[c]	—

Total distributions	(0.17)	(0.84)	(0.79)	—

Net asset value, end of period	$27.13	$24.73	$25.90	$24.87

Total return	10.41%[e]	(1.02)%	7.27%	(1.11)%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,203,190	$1,345,405	$1,562,767	$3,730
Ratio of expenses to average net assets[f,g]	0.03%	0.03%	0.03%	0.04%
Ratio of expenses to average net assets prior to waived fees[f,g]	0.62%	0.62%	0.62%	0.62%
Ratio of net investment income (loss) to average net assets[f]	1.21%	2.42%	4.15%	(0.04)%
Portfolio turnover rate[h,i]	3%[e]	12%	21%	0%[e]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	Rounds to less than $0.01.
[d]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[h]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[i]	Portfolio turnover rates exclude the portfolio activity of the underlying fund in which the Fund is invested. See page 73 for the portfolio turnover rates of the underlying fund.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	33

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares Currency Hedged MSCI Germany ETF

	Six months ended Feb. 28, 2017 (Unaudited)	Year ended Aug. 31, 2016	Year ended Aug. 31, 2015	Period from Jan. 31, 2014[a] to Aug. 31, 2014
Net asset value, beginning of period	$24.03	$24.01	$23.63	$23.68

Income from investment operations:
Net investment income[b]	0.01	0.31	0.99	1.04
Net realized and unrealized gain (loss)[c]	2.74	0.46	0.68	(0.59)

Total from investment operations	2.75	0.77	1.67	0.45

Less distributions from:
Net investment income	(0.01)	(0.54)	(0.46)	(0.50)
Net realized gain	—	(0.21)	(0.83)	(0.00)[d]
Return of capital	—	—	(0.00)[d]	—

Total distributions	(0.01)	(0.75)	(1.29)	(0.50)

Net asset value, end of period	$26.77	$24.03	$24.01	$23.63

Total return	11.39%[e]	3.50%	7.00%	1.79%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$485,885	$492,701	$1,746,987	$51,995
Ratio of expenses to average net assets[f,g]	0.04%	0.05%	0.05%	0.06%
Ratio of expenses to average net assets prior to waived fees[f,g]	0.53%	0.53%	0.53%	0.53%
Ratio of net investment income to average net assets[g]	0.05%	1.33%	3.69%	7.36%
Portfolio turnover rate[h,i]	2%[e]	11%	21%	4%[e]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Rounds to less than $0.01.
[e]	Not annualized.
[f]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[g]	Annualized for periods of less than one year.
[h]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[i]	Portfolio turnover rates exclude the portfolio activity of the underlying fund in which the Fund is invested. See page 74 for the portfolio turnover rates of the underlying fund.

See notes to financial statements.

34	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares Currency Hedged MSCI Italy ETF

	Six months Ended Feb. 28, 2017 (Unaudited)	Year ended Aug. 31, 2016	Period from Jun. 29, 2015[a] to Aug. 31, 2015
Net asset value, beginning of period	$17.55	$23.52	$23.65

Income from investment operations:
Net investment income (loss)[b]	0.21	0.41	(0.00)[c]
Net realized and unrealized gain (loss)[d]	1.48	(4.93)	(0.13)

Total from investment operations	1.69	(4.52)	(0.13)

Less distributions from:
Net investment income	(0.06)	(0.70)	—
Net realized gain	(4.49)	(0.75)	—

Total distributions	(4.55)	(1.45)	—

Net asset value, end of period	$14.69	$17.55	$23.52

Total return	11.80%[e]	(19.68)%	(0.55)%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$6,612	$7,021	$85,845
Ratio of expenses to average net assets[f,g]	0.00%	0.00%	0.00%[h]
Ratio of expenses to average net assets prior to waived fees[f,g]	0.62%	0.62%	0.62%
Ratio of net investment income (loss) to average net assets[f]	2.64%	1.90%	(0.00)%[h]
Portfolio turnover rate[i,j]	9%[e]	12%	0%[e,k]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	Rounds to less than $0.01.
[d]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[h]	Rounds to less than 0.01%.
[i]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[j]	Portfolio turnover rates exclude the portfolio activity of the underlying fund in which the Fund is invested. See page 75 for the portfolio turnover rates of the underlying fund.
[k]	Rounds to less than 1%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	35

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares Currency Hedged MSCI Spain ETF

	Six months Ended Feb. 28, 2017 (Unaudited)	Year ended Aug. 31, 2016	Period from Jun. 29, 2015[a] to Aug. 31, 2015
Net asset value, beginning of period	$18.80	$22.73	$23.77

Income from investment operations:
Net investment income (loss)[b]	0.87	0.80	(0.00)[c]
Net realized and unrealized gain (loss)[d]	1.40	(3.61)	(1.04)

Total from investment operations	2.27	(2.81)	(1.04)

Less distributions from:
Net investment income	(0.52)	(0.81)	—
Net realized gain	—	(0.31)	—

Total distributions	(0.52)	(1.12)	—

Net asset value, end of period	$20.55	$18.80	$22.73

Total return	12.17%[e]	(12.51)%	(4.33)%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$53,436	$15,978	$56,825
Ratio of expenses to average net assets[f,g]	0.03%	0.03%	0.03%
Ratio of expenses to average net assets prior to waived fees[f,g]	0.62%	0.62%	0.62%
Ratio of net investment income (loss) to average net assets[f]	8.73%	4.02%	(0.03)%
Portfolio turnover rate[h,i]	8%[e]	15%	0%[e,j]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	Rounds to less than $0.01.
[d]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[h]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[i]	Portfolio turnover rates exclude the portfolio activity of the underlying fund in which the Fund is invested. See page 76 for the portfolio turnover rates of the underlying fund.
[j]	Rounds to less than 1%.

See notes to financial statements.

36	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares Currency Hedged MSCI Switzerland ETF

	Six months ended Feb. 28, 2017 (Unaudited)	Year ended Aug. 31, 2016	Period from Jun. 29, 2015[a] to Aug. 31, 2015
Net asset value, beginning of period	$23.38	$24.67	$24.64

Income from investment operations:
Net investment income (loss)[b]	0.01	0.41	(0.00)[c]
Net realized and unrealized gain (loss)[d]	1.44	(0.27)	0.03

Total from investment operations	1.45	0.14	0.03

Less distributions from:
Net investment income	(0.01)	(0.61)	—
Net realized gain	(0.23)	(0.82)	—

Total distributions	(0.24)	(1.43)	—

Net asset value, end of period	$24.59	$23.38	$24.67

Total return	6.31%[e]	0.63%	0.12%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$3,689	$4,677	$3,701
Ratio of expenses to average net assets[f,g]	0.03%	0.03%	0.04%
Ratio of expenses to average net assets prior to waived fees[f,g]	0.62%	0.62%	0.62%
Ratio of net investment income (loss) to average net assets[f]	0.09%	1.72%	(0.04)%
Portfolio turnover rate[h,i]	4%[e]	19%	1%[e]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	Rounds to less than $0.01.
[d]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[h]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[i]	Portfolio turnover rates exclude the portfolio activity of the underlying fund in which the Fund is invested. See page 77 for the portfolio turnover rates of the underlying fund.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	37

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Adaptive Currency Hedged MSCI Eurozone	Non-diversified
Currency Hedged MSCI Eurozone	Non-diversified
Currency Hedged MSCI Germany	Non-diversified
Currency Hedged MSCI Italy	Non-diversified
Currency Hedged MSCI Spain	Non-diversified
Currency Hedged MSCI Switzerland	Non-diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective. Currently each Fund seeks to achieve its investment objective by investing a substantial portion of its assets in an exchange-traded fund of iShares, Inc. (an “underlying fund”), an affiliate of the Funds. The financial statements and schedules of investments for the underlying funds can be found elsewhere in this report and should be read in conjunction with the Funds’ financial statements.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant

38	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•	Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Forward currency contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. Interpolated forward exchange rates are used for contracts with interim settlement dates for which quotations are not available.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration factors that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

NOTES TO FINANCIAL STATEMENTS	39

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of February 28, 2017 are reflected in tax reclaims receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for federal income tax purposes. However, the Funds have elected to treat realized gains (losses) from certain foreign currency contracts as capital gain (loss) for federal income tax purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign

40	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2017, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

On October 11, 2016, BlackRock, Inc. (“BlackRock”) implemented changes required by amendments to Rule 2a-7 under the 1940 Act, which governs the operations of U.S. money market funds. The Funds may be exposed to additional risks when reinvesting the cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00 and which may be subject to redemption gates or liquidity fees under certain circumstances.

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of February 28, 2017, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of February 28, 2017 and the total value of the related cash collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount

NOTES TO FINANCIAL STATEMENTS	41

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of February 28, 2017:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Currency Hedged MSCI Italy
Deutsche Bank Securities Inc.	$250,690	$250,690	$—

Currency Hedged MSCI Spain
Citigroup Global Markets Inc.	$3,253,446	$3,253,446	$—

Currency Hedged MSCI Switzerland
Deutsche Bank Securities Inc.	$1,461,984	$1,461,984	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent Trustees).

For its investment advisory services to each of the iShares Adaptive Currency Hedged MSCI Eurozone ETF and the iShares Currency Hedged Eurozone ETF, BFA is entitled to an annual investment advisory fee of 0.62% based on the average daily net assets of each Fund. In addition, each Fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). BFA has contractually agreed to reduce the investment advisory fee for each Fund through December 31, 2020 so that the investment advisory fee is equal to the acquired fund fees and expenses that would have been experienced by each Fund related to its investment in the iShares MSCI Eurozone ETF (“EZU”), after taking into account any fee waivers by EZU, plus 0.03%.

For its investment advisory services to the iShares Currency Hedged MSCI Germany ETF, BFA is entitled to an annual investment advisory fee of 0.53% based on the average daily net assets of the Fund. In addition, the Fund may incur acquired fund fees and expenses. BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through December 31, 2020 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other iShares funds.

For its investment advisory services to the iShares Currency Hedged MSCI Italy ETF, BFA is entitled to an annual investment advisory fee of 0.62% based on the average daily net assets of the Fund. In addition, the Fund may incur acquired fund fees and expenses. BFA has contractually agreed to reduce the investment advisory fee for the Fund through December 31, 2020 so that the investment advisory fee is equal to the acquired fund fees and expenses that would have been experienced by the Fund related to its investment in the iShares MSCI Italy Capped ETF (“EWI”), after taking into account any fee waivers by EWI, plus

42	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

0.03%. Additionally, BFA has contractually agreed to a reduction in the investment advisory fee of 0.03% through December 31, 2020.

For its investment advisory services to the iShares Currency Hedged MSCI Spain ETF, BFA is entitled to an annual investment advisory fee of 0.62% based on the average daily net assets of the Fund. In addition, the Fund may incur acquired fund fees and expenses. BFA has contractually agreed to reduce the investment advisory fee for the Fund through December 31, 2020 so that the investment advisory fee is equal to the acquired fund fees and expenses that would have been experienced by the Fund related to its investment in the iShares MSCI Spain Capped ETF (“EWP”), after taking into account any fee waivers by EWP, plus 0.03%.

For its investment advisory services to the iShares Currency Hedged MSCI Switzerland ETF, BFA is entitled to an annual investment advisory fee of 0.62% based on the average daily net assets of the Fund. In addition, the Fund may incur acquired fund fees and expenses. BFA has contractually agreed to reduce the investment advisory fee for the Fund through December 31, 2020 so that the investment advisory fee is equal to the acquired fund fees and expenses that would have been experienced by the Fund related to its investment in the iShares MSCI Switzerland ETF (“EWL”), after taking into account any fee waivers by EWL, plus 0.03%.

The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

For the six months ended February 28, 2017, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
Currency Hedged MSCI Eurozone	$2,220
Currency Hedged MSCI Germany	11,892
Currency Hedged MSCI Italy	2,157
Currency Hedged MSCI Spain	7,081
Currency Hedged MSCI Switzerland	57

NOTES TO FINANCIAL STATEMENTS	43

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends — affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended February 28, 2017 were as follows:

iShares ETF	Purchases	Sales
Adaptive Currency Hedged MSCI Eurozone	$111,724	$61,334
Currency Hedged MSCI Eurozone	99,844,349	34,294,044
Currency Hedged MSCI Germany	38,046,973	11,902,192
Currency Hedged MSCI Italy	634,969	1,290,538
Currency Hedged MSCI Spain	3,508,360	2,474,154
Currency Hedged MSCI Switzerland	267,369	160,172

In-kind transactions (see Note 4) for the six months ended February 28, 2017 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Currency Hedged MSCI Eurozone	$211,580,488	$454,921,036
Currency Hedged MSCI Germany	111,714,028	169,127,132
Currency Hedged MSCI Italy	10,975,065	10,842,184
Currency Hedged MSCI Spain	45,041,460	9,616,532
Currency Hedged MSCI Switzerland	1,229,407	2,344,614

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market

44	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

5.	FORWARD CURRENCY CONTRACTS

Forward currency contracts are entered into for the purpose of hedging against the effects of foreign currencies on the value of a portfolio denominated in a non-U.S. currency. A forward currency contract is an obligation to purchase or sell a currency against another currency at a specified future date at an agreed upon price and quantity. Forward currency contracts are traded over-the-counter (“OTC”) and not on an organized exchange. The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation. When the contract is closed, a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed is recorded. Non-deliverable forward currency contracts are settled with the counterparty in cash without the delivery of foreign currency. Losses may arise if there are unfavorable movements in the value of a foreign currency relative to the U.S. dollar or if the counterparties do not meet the terms of the agreement. A fund’s use of forward currency contracts also involves the risks of imperfect correlation between the value of its currency positions and its other investments or the fund failing to close out its position due to an illiquid market.

The following table shows the value of forward currency contracts held as of February 28, 2017 and the related locations in the statements of assets and liabilities, presented by risk exposure category:

Assets
	iShares Adaptive Currency Hedged MSCI Eurozone ETF	iShares Currency Hedged MSCI Eurozone ETF	iShares Currency Hedged MSCI Germany ETF
Forward currency contracts:
Unrealized appreciation on forward currency contracts/Net assets consist of – net unrealized appreciation (depreciation)	$37,567	$10,392,372	$4,595,677

	iShares Currency Hedged MSCI Italy ETF	iShares Currency Hedged MSCI Spain ETF	iShares Currency Hedged MSCI Switzerland ETF
Forward currency contracts:
Unrealized appreciation on forward currency contracts/Net assets consist of – net unrealized depreciation	$83,001	$589,003	$31,676

NOTES TO FINANCIAL STATEMENTS	45

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Liabilities
	iShares Adaptive Currency Hedged MSCI Eurozone ETF	iShares Currency Hedged MSCI Eurozone ETF	iShares Currency Hedged MSCI Germany ETF
Forward currency contracts:
Unrealized appreciation on forward currency contracts/Net assets consist of – net unrealized appreciation (depreciation)	$1,885	$1,678,603	$898,185

	iShares Currency Hedged MSCI Italy ETF	iShares Currency Hedged MSCI Spain ETF	iShares Currency Hedged MSCI Switzerland ETF
Forward currency contracts:
Unrealized depreciation on forward currency contracts/Net assets consist of – net unrealized depreciation	$18,991	$59,694	$10,388

The following table shows the realized and unrealized gains (losses) on forward currency contracts held during the six months ended February 28, 2017 and the related locations in the statements of operations, presented by risk exposure category:

	Net Realized Gain (Loss)
	iShares Adaptive Currency Hedged MSCI Eurozone ETF	iShares Currency Hedged MSCI Eurozone ETF	iShares Currency Hedged MSCI Germany ETF
Forward currency contracts:
Foreign currency transactions	$21,972	$49,541,514	$16,261,060

	iShares Currency Hedged MSCI Italy ETF	iShares Currency Hedged MSCI Spain ETF	iShares Currency Hedged MSCI Switzerland ETF
Forward currency contracts:
Foreign currency transactions	$134,648	$129,175	$107,238

46	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

	Net Change in Unrealized Appreciation/Depreciation
	iShares Adaptive Currency Hedged MSCI Eurozone ETF	iShares Currency Hedged MSCI Eurozone ETF	iShares Currency Hedged MSCI Germany ETF
Forward currency contracts:
Forward currency contracts	$32,064	$16,186,750	$9,186,336

	iShares Currency Hedged MSCI Italy ETF	iShares Currency Hedged MSCI Spain ETF	iShares Currency Hedged MSCI Switzerland ETF
Forward currency contracts:
Forward currency contracts	$134,391	$651,443	$7,046

The following table shows the average quarter-end balances of outstanding forward currency contracts for the six months ended February 28, 2017:

	iShares Adaptive Currency Hedged MSCI Eurozone ETF	iShares Currency Hedged MSCI Eurozone ETF	iShares Currency Hedged MSCI Germany ETF
Average amounts purchased in U.S. dollars	$1,534,414	$1,278,711,254	$553,931,062
Average amounts sold in U.S. dollars	$2,738,781	$2,491,307,377	$1,023,442,906

	iShares Currency Hedged MSCI Italy ETF	iShares Currency Hedged MSCI Spain ETF	iShares Currency Hedged MSCI Switzerland ETF
Average amounts purchased in U.S. dollars	$10,566,091	$32,289,143	$4,262,786
Average amounts sold in U.S. dollars	$16,295,017	$60,630,834	$8,223,482

The Funds’ risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Funds. In order to better define their contractual rights and to secure rights that will help the Funds to mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. master agreement (“ISDA Master Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Funds and a counterparty that governs OTC derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency.

The collateral requirements under an ISDA Master Agreement are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by the parties. Forward currency contracts held by the Funds generally do not require collateral. To the extent amounts due to the Funds from the counterparty are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

NOTES TO FINANCIAL STATEMENTS	47

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to netting arrangements in the statements of assets and liabilities.

The following table presents the exposure of the open forward currency contracts that are subject to potential offset in the statements of assets and liabilities as of February 28, 2017:

	Derivative Assets Subject to Offsetting	Derivatives Available for Offset	Net Amount of Derivative Assets
iShares Adaptive Currency Hedged MSCI Eurozone ETF
Forward currency contracts	$37,567	$(1,885)	$35,682

iShares Currency Hedged MSCI Eurozone ETF
Forward currency contracts	$10,392,372	$(1,450,670)	$8,941,702

iShares Currency Hedged MSCI Germany ETF
Forward currency contracts	$4,595,677	$(783,082)	$3,812,595

iShares Currency Hedged MSCI Italy ETF
Forward currency contracts	$83,001	$(18,991)	$64,010

iShares Currency Hedged MSCI Spain ETF
Forward currency contracts	$589,003	$(59,694)	$529,309

iShares Currency Hedged MSCI Switzerland ETF
Forward currency contracts	$31,676	$(10,388)	$21,288

	Derivative Liabilities Subject to Offsetting	Derivatives Available for Offset	Net Amount of Derivative Liabilities
iShares Adaptive Currency Hedged MSCI Eurozone ETF
Forward currency contracts	$1,885	$(1,885)	$—

iShares Currency Hedged MSCI Eurozone ETF
Forward currency contracts	$1,678,603	$(1,450,670)	$227,933

iShares Currency Hedged MSCI Germany ETF
Forward currency contracts	$898,185	$(783,082)	$115,103

iShares Currency Hedged MSCI Italy ETF
Forward currency contracts	$18,991	$(18,991)	$—

iShares Currency Hedged MSCI Spain ETF
Forward currency contracts	$59,694	$(59,694)	$—

iShares Currency Hedged MSCI Switzerland ETF
Forward currency contracts	$10,388	$(10,388)	$—

48	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

6.	PRINCIPAL RISKS

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of a Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

When a fund concentrates its investments in issuers located in a single country, it assumes the risk that economic, political and social conditions in that country may have a significant impact on its investment performance.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

NOTES TO FINANCIAL STATEMENTS	49

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of August 31, 2016, the Funds’ fiscal year end, the following Fund had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non- Expiring
Adaptive Currency Hedged MSCI Eurozone	$82,085

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2017, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

50	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Adaptive Currency Hedged MSCI Eurozone	$0.140959	$—	$0.010451	$0.151410	93%	—%	7%	100%
Currency Hedged MSCI Eurozone	0.157613	—	0.011616	0.169229	93	—	7	100
Currency Hedged MSCI Italy	0.062747	4.485690	—	4.548437	1	99	—	100
Currency Hedged MSCI Spain	0.521116	—	—	0.521116	100	—	—	100
Currency Hedged MSCI Switzerland	—	0.230441	0.011753	0.242194	—	95	5	100

SUPPLEMENTAL INFORMATION	51

Additional Financial Information

February 28, 2017

iShares, Inc.

iShares MSCI Eurozone ETF  |  EZU  |  BATS

iShares MSCI Germany ETF  |  EWG  |  NYSE Arca

iShares MSCI Italy Capped ETF  |  EWI  |  NYSE Arca

iShares MSCI Spain Capped ETF  |  EWP  |  NYSE Arca

iShares MSCI Switzerland Capped ETF  |  EWL  |  NYSE Arca

Schedule of Investments (Unaudited)

iSHARES® MSCI EUROZONE ETF

February 28, 2017

Security	Shares	Value
COMMON STOCKS — 97.77%

AUSTRIA — 0.66%
Andritz AG	146,220	$7,661,460
Erste Group Bank AG	601,390	17,547,954
IMMOEAST AG Escrow[a]	105,078	1
IMMOFINANZ AG Escrow[a]	68,575	1
OMV AG	297,643	11,404,892
Raiffeisen Bank International AGa	234,744	5,228,240
Voestalpine AG	228,005	9,624,497

		51,467,045
BELGIUM — 3.78%
Ageas	390,592	14,875,142
Anheuser-Busch InBev SA/NV	1,521,667	166,947,318
Colruyt SA	135,297	6,364,546
Groupe Bruxelles Lambert SA	161,618	13,740,539
KBC Group NV	501,313	30,757,817
Proximus SADP	304,518	8,980,985
Solvay SA	148,519	17,351,899
Telenet Group Holding NVa	105,984	6,007,075
UCB SA	252,396	18,025,451
Umicore SA	191,227	10,101,978

		293,152,750
FINLAND — 3.11%
Elisa OYJ	284,999	9,530,372
Fortum OYJ	886,634	13,651,568
Kone OYJ Class B	672,590	30,202,971
Metso OYJ	226,812	6,721,780
Neste OYJ	257,269	8,988,537
Nokia OYJ	11,655,142	59,917,433
Nokian Renkaat OYJ	231,357	9,128,036
Orion OYJ Class B	205,765	10,175,778
Sampo OYJ Class A	892,571	40,792,656
Stora Enso OYJ Class R	1,102,756	11,881,934
UPM-Kymmene OYJ	1,067,255	25,437,079
Wartsila OYJ Abp	295,491	15,237,872

		241,666,016
FRANCE — 32.17%
Accor SA	342,605	13,560,938
Aeroports de Paris	60,283	6,854,068
Air Liquide SA	777,263	84,161,205
Airbus SE	1,156,764	85,206,570
Alstom SAa	307,292	8,367,291
ArcelorMittal[a]	3,669,875	32,405,749
Arkema SA	134,654	13,092,124

Security	Shares	Value
Atos SE	177,947	$21,083,141
AXA SA	3,877,568	91,759,155
BNP Paribas SA	2,116,685	123,997,803
Bollore SA	1,724,948	6,706,689
Bouygues SA	412,746	15,951,295
Bureau Veritas SA	535,186	10,242,081
Capgemini SA	326,530	27,997,069
Carrefour SA	1,132,781	27,131,239
Casino Guichard Perrachon SA	112,198	5,950,945
Christian Dior SE	108,985	23,149,909
Cie. de Saint-Gobain	998,708	47,999,298
Cie. Generale des Etablissements Michelin Class B	364,756	41,103,886
CNP Assurances	338,533	6,289,794
Credit Agricole SA	2,248,947	27,230,983
Danone SA	1,178,595	78,348,574
Dassault Aviation SA	4,494	5,104,583
Dassault Systemes SE	257,101	20,825,692
Edenred	418,431	9,497,184
Eiffage SA	115,763	8,293,317
Electricite de France SA	523,355	5,144,082
Engie SA	3,162,875	38,784,447
Essilor International SA	414,467	47,630,621
Eurazeo SA	81,829	5,069,272
Eurofins Scientific SE	21,762	9,326,030
Eutelsat Communications SA	347,625	6,853,963
Fonciere des Regions	66,343	5,478,249
Gecina SA	81,527	10,404,333
Groupe Eurotunnel SE Registered	938,678	8,777,464
Hermes International	52,883	23,146,090
ICADE	72,612	5,192,700
Iliad SA	52,798	10,965,360
Imerys SA	71,698	5,806,919
Ingenico Group SA	109,984	9,896,466
JCDecaux SA	151,161	4,842,803
Kering	151,630	37,017,784
Klepierre	441,772	16,460,453
L’Oreal SA	503,654	93,951,320
Lagardere SCA	239,030	6,029,800
Legrand SA	535,098	30,260,630
LVMH Moet Hennessy Louis Vuitton SE	557,589	112,247,990
Natixis SA	1,879,117	10,285,257

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EUROZONE ETF

February 28, 2017

Security	Shares	Value
Orange SA	3,988,207	$60,453,191
Pernod Ricard SA	424,322	48,650,438
Peugeot SAa	968,668	18,486,345
Publicis Groupe SA	382,769	25,880,249
Remy Cointreau SA	44,274	3,944,769
Renault SA	384,228	34,177,171
Rexel SA	606,830	9,843,139
Safran SA	625,366	44,628,749
Sanofi	2,318,242	200,345,368
Schneider Electric SE	1,123,841	76,297,011
SCOR SE	324,453	11,752,995
SEB SA	44,678	5,903,496
SES SA	725,862	14,859,111
SFR Group SAa	178,202	5,207,329
Societe BIC SA	58,219	7,222,564
Societe Generale SA	1,532,568	68,250,711
Sodexo SA	185,453	20,405,805
STMicroelectronics NV	1,273,294	19,483,230
Suez	658,763	9,908,521
Thales SA	212,214	20,971,367
Total SA	4,534,971	226,727,347
Unibail-Rodamco SE	198,827	45,497,758
Valeo SA	477,394	29,427,244
Veolia Environnement SA	953,911	15,660,517
Vinci SA	1,011,550	73,102,107
Vivendi SA	2,057,087	36,405,505
Wendel SA	57,602	6,393,163
Zodiac Aerospace	406,896	11,987,393

		2,497,755,208
GERMANY — 28.48%
adidas AG	375,802	63,253,422
Allianz SE Registered	912,065	159,136,099
Axel Springer SE	86,313	4,527,111
BASF SE	1,833,693	171,271,565
Bayer AG Registered	1,650,886	182,089,206
Bayerische Motoren Werke AG	659,925	59,163,301
Beiersdorf AG	200,493	18,347,335
Brenntag AG	309,466	17,796,742
Commerzbank AG	2,121,559	16,233,706
Continental AG	219,550	44,675,764
Covestro AGb	141,532	10,688,351
Daimler AG Registered	1,922,245	140,202,507
Deutsche Bank AG Registered[a]	2,751,776	54,387,086
Deutsche Boerse AGa	385,639	33,151,198
Deutsche Lufthansa AG Registered[c]	491,512	7,223,141

Security	Shares	Value
Deutsche Post AG Registered	1,937,508	$66,653,513
Deutsche Telekom AG Registered	6,535,381	113,264,715
Deutsche Wohnen AG Bearer	703,462	24,237,643
E.ON SE	3,997,589	31,119,658
Evonik Industries AG	324,473	10,450,433
Fraport AG Frankfurt Airport Services Worldwide	83,586	5,250,060
Fresenius Medical Care AG & Co. KGaA	428,895	35,798,674
Fresenius SE & Co. KGaA	818,906	65,280,110
GEA Group AG	365,899	14,284,668
Hannover Rueck SE	120,344	13,631,744
HeidelbergCement AG	296,475	27,789,176
Henkel AG & Co. KGaA	206,942	22,374,473
HOCHTIEF AG	39,396	6,028,155
HUGO BOSS AG	133,935	9,247,909
Infineon Technologies AG	2,262,975	40,397,901
Innogy SEa,b	276,879	9,973,773
K+S AG Registered[c]	382,609	8,972,785
Lanxess AG	183,547	12,501,873
Linde AG	370,767	60,416,369
MAN SE	70,136	7,220,873
Merck KGaA	258,136	28,293,559
METRO AG	355,882	11,066,857
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	321,097	60,869,658
Osram Licht AG	178,065	10,614,785
ProSiebenSat.1 Media SE Registered	465,447	18,722,475
QIAGEN NV	427,658	12,224,149
RTL Group SAa	77,200	5,957,215
RWE AGa	979,399	14,002,743
SAP SE	1,962,396	183,397,013
Siemens AG Registered	1,526,932	199,245,182
Symrise AG	245,505	15,315,888
Telefonica Deutschland Holding AG	1,474,369	6,492,257
ThyssenKrupp AG	733,862	18,399,421
United Internet AG Registered[d]	246,089	10,166,892
Volkswagen AG	65,062	9,872,460
Vonovia SE	930,171	32,508,463
Zalando SEa,b,c	173,778	6,970,782

		2,211,160,838

54	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EUROZONE ETF

February 28, 2017

Security	Shares	Value
IRELAND — 1.50%
Bank of Ireland[a]	54,916,483	$13,071,352
CRH PLC	1,656,741	56,096,828
Irish Bank Resolution Corp. Ltd.[a]	446,666	5
Kerry Group PLC Class A	321,434	24,762,790
Paddy Power Betfair PLC	161,570	17,752,153
Ryanair Holdings PLC[a]	42,432	644,762
Ryanair Holdings PLC ADR[a]	45,231	3,697,634

		116,025,524
ITALY — 6.50%
Assicurazioni Generali SpA	2,338,366	33,593,785
Atlantia SpA	828,339	19,452,264
CNH Industrial NV	2,038,851	18,978,390
Enel SpA	15,258,910	65,699,598
Eni SpA	5,083,651	78,435,399
EXOR NV	218,448	10,382,854
Ferrari NV	245,780	16,061,697
Fiat Chrysler Automobiles NVa,c	1,803,657	19,798,124
Intesa Sanpaolo SpA	25,302,510	59,150,177
Leonardo SpA[a]	787,352	10,851,223
Luxottica Group SpA	337,883	17,865,554
Mediobanca SpA	1,136,417	9,135,165
Poste Italiane SpA[b]	1,045,241	6,730,678
Prysmian SpA	394,644	10,068,561
Saipem SpA[a]	12,111,759	5,548,237
Snam SpA	4,892,026	19,545,481
Telecom Italia SpA/Milano[a,c]	22,525,542	18,322,731
Tenaris SA	940,827	15,525,693
Terna Rete Elettrica Nazionale SpA	3,026,299	14,059,237
UniCredit SpA[c]	3,766,319	50,626,440
UnipolSai SpA	2,246,682	4,774,648

		504,605,936
NETHERLANDS — 10.77%
ABN AMRO Group NVb	564,084	12,946,945
Aegon NV	3,533,133	18,839,111
AerCap Holdings NVa	310,788	14,078,696
Akzo Nobel NV	500,759	33,687,660
Altice NV Class Aa,c	738,394	15,617,809
Altice NV Class Ba	218,272	4,619,002
ASML Holding NV	744,317	90,519,782
Boskalis Westminster	180,978	6,615,368
Gemalto NV	161,557	9,752,598
Heineken Holding NV	201,432	15,344,644
Heineken NV	459,188	38,009,990
ING Groep NV	7,742,398	107,075,332

Security	Shares	Value
Koninklijke Ahold Delhaize NV	2,557,891	$54,523,374
Koninklijke DSM NV	362,211	23,862,893
Koninklijke KPN NV	6,809,038	19,282,029
Koninklijke Philips NV	1,894,878	57,455,141
Koninklijke Vopak NV	141,417	5,998,015
NN Group NV	629,391	19,612,290
NXP Semiconductors NVa	587,472	60,397,996
Randstad Holding NV	237,649	13,866,192
RELX NV	1,987,705	35,336,020
Unilever NV CVA	3,253,106	154,222,904
Wolters Kluwer NV	604,043	24,817,363

		836,481,154
PORTUGAL — 0.47%
EDP – Energias de Portugal SA	4,744,646	14,716,606
Galp Energia SGPS SA	928,738	13,707,720
Jeronimo Martins SGPS SA	514,853	8,304,716

		36,729,042
SPAIN — 10.13%
Abertis Infraestructuras SA	1,286,283	18,916,570
ACS Actividades de Construccion y Servicios SA	384,493	12,103,656
Aena SAb	134,936	19,356,702
Amadeus IT Holding SA Class A	877,317	40,929,863
Banco Bilbao Vizcaya Argentaria SA	13,113,297	86,085,413
Banco de Sabadell SA	10,568,677	15,587,622
Banco Popular Espanol SAc	6,658,618	5,922,149
Banco Santander SA	29,120,560	159,482,818
Bankia SA	9,239,138	9,159,734
Bankinter SA	1,356,042	10,488,530
CaixaBank SA	7,169,691	25,125,855
Distribuidora Internacional de Alimentacion SA	1,240,619	6,909,114
Enagas SA	428,279	10,555,794
Endesa SA	634,657	13,551,796
Ferrovial SA	975,500	18,559,718
Gas Natural SDG SA	700,631	13,680,011
Grifols SA	597,982	13,118,155
Iberdrola SA	11,044,218	73,629,059
Industria de Diseno Textil SA	2,179,167	70,208,464
International Consolidated Airlines Group SA	1,717,337	11,463,658
Mapfre SA	2,182,693	6,774,761
Red Electrica Corp. SA	825,969	14,959,963
Repsol SA	2,253,799	33,528,412
Telefonica SA	9,074,438	93,040,451

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EUROZONE ETF

February 28, 2017

Security	Shares	Value
Zardoya Otis SA	389,688	$3,122,181

		786,260,449
UNITED KINGDOM — 0.20%
Coca-Cola European Partners PLC	434,113	15,162,551

		15,162,551

TOTAL COMMON STOCKS
(Cost: $8,696,866,396)		7,590,466,513

PREFERRED STOCKS — 1.91%

GERMANY — 1.76%
Bayerische Motoren Werke AG	110,771	8,285,273
Fuchs Petrolub SE	139,349	6,472,237
Henkel AG & Co. KGaA	355,880	44,584,834
Porsche Automobil Holding SE	306,327	16,974,983
Schaeffler AG	329,665	5,212,494
Volkswagen AG	370,195	54,953,672

		136,483,493
ITALY — 0.15%
Intesa Sanpaolo SpA	1,913,867	4,270,717
Telecom Italia SpA/Milano	11,888,391	7,945,907

		12,216,624

TOTAL PREFERRED STOCKS
(Cost: $203,383,757)		148,700,117

SHORT-TERM INVESTMENTS — 0.93%

MONEY MARKET FUNDS — 0.93%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.98%[e,f,g]	67,232,870	67,259,763

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.47%[e,f]	4,690,498	$4,690,498

		71,950,261

TOTAL SHORT-TERM INVESTMENTS
(Cost: $71,932,608)		71,950,261

TOTAL INVESTMENTS IN SECURITIES — 100.61%
(Cost: $8,972,182,761)[h]		7,811,116,891
Other Assets, Less Liabilities — (0.61)%		(47,392,789)

NET ASSETS — 100.00%		$7,763,724,102

ADR  —  American Depositary Receipts

[a]	Non-income earning security.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated money market fund.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[h]	The cost of investments for federal income tax purposes was $9,137,311,095. Net unrealized depreciation was $1,326,194,204, of which $248,344,448 represented gross unrealized appreciation on securities and $1,574,538,652 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$7,590,466,506	$—	$7	$7,590,466,513
Preferred stocks	148,700,117	—	—	148,700,117
Money market funds	71,950,261	—	—	71,950,261

Total	$7,811,116,884	$—	$7	$7,811,116,891

See notes to financial statements.

56	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI GERMANY ETF

February 28, 2017

Security	Shares	Value
COMMON STOCKS — 93.71%

AIR FREIGHT & LOGISTICS — 2.82%
Deutsche Post AG Registered	3,398,985	$116,930,765

		116,930,765
AIRLINES — 0.29%
Deutsche Lufthansa AG Registered[a]	821,307	12,069,728

		12,069,728
AUTO COMPONENTS — 1.89%
Continental AG	385,438	78,431,961

		78,431,961
AUTOMOBILES — 8.87%
Bayerische Motoren Werke AG	1,160,382	104,030,047
Daimler AG Registered	3,373,978	246,087,348
Volkswagen AG	113,612	17,239,401

		367,356,796
BANKS — 0.69%
Commerzbank AG	3,730,810	28,547,344

		28,547,344
CAPITAL MARKETS — 3.71%
Deutsche Bank AG Registered[b]	4,832,655	95,514,323
Deutsche Boerse AGb	675,072	58,032,112

		153,546,435
CHEMICALS — 12.27%
BASF SE	3,218,000	300,569,341
Covestro AGc	248,083	18,734,974
Evonik Industries AG	570,879	18,386,530
K+S AG Registered[a]	669,935	15,711,034
Lanxess AG	320,334	21,818,798
Linde AG	650,753	106,040,001
Symrise AG	431,926	26,945,807

		508,206,485
CONSTRUCTION & ENGINEERING — 0.25%
HOCHTIEF AG	67,592	10,342,548

		10,342,548
CONSTRUCTION MATERIALS — 1.18%
HeidelbergCement AG	521,226	48,855,522

		48,855,522
DIVERSIFIED TELECOMMUNICATION SERVICES — 5.08%
Deutsche Telekom AG Registered	11,471,741	198,816,790
Telefonica Deutschland Holding AG	2,603,038	11,462,254

		210,279,044

Security	Shares	Value
ELECTRICAL EQUIPMENT — 0.45%
Osram Licht AG	311,443	$18,565,694

		18,565,694
FOOD & STAPLES RETAILING — 0.47%
METRO AG	623,940	19,402,653

		19,402,653
HEALTH CARE PROVIDERS & SERVICES — 4.29%
Fresenius Medical Care AG & Co. KGaA	753,520	62,894,220
Fresenius SE & Co. KGaA	1,437,142	114,563,562

		177,457,782
HOUSEHOLD PRODUCTS — 0.95%
Henkel AG & Co. KGaA	363,940	39,349,025

		39,349,025
INDUSTRIAL CONGLOMERATES — 8.45%
Siemens AG Registered	2,680,153	349,725,837

		349,725,837
INSURANCE — 9.91%
Allianz SE Registered	1,601,356	279,402,835
Hannover Rueck SE	211,260	23,930,085
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	564,425	106,996,817

		410,329,737
INTERNET & DIRECT MARKETING RETAIL — 0.29%
Zalando SEb,c	302,883	12,149,590

		12,149,590
INTERNET SOFTWARE & SERVICES — 0.43%
United Internet AG Registered[d]	430,546	17,787,527

		17,787,527
LIFE SCIENCES TOOLS & SERVICES — 0.53%
QIAGEN NV	766,136	21,899,183

		21,899,183
MACHINERY — 0.91%
GEA Group AG	639,112	24,950,881
MAN SE	123,333	12,697,786

		37,648,667
MEDIA — 1.24%
Axel Springer SE	151,000	7,919,940
ProSiebenSat.1 Media SE Registered	816,451	32,841,512
RTL Group SAb	135,403	10,448,508

		51,209,960

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GERMANY ETF

February 28, 2017

Security	Shares	Value
METALS & MINING — 0.78%
ThyssenKrupp AG	1,289,220	$32,323,381

		32,323,381
MULTI-UTILITIES — 2.33%
E.ON SE	7,011,962	54,585,367
Innogy SEb,c	486,152	17,512,233
RWE AGb	1,713,041	24,491,829

		96,589,429
PERSONAL PRODUCTS — 0.78%
Beiersdorf AG	353,254	32,326,663

		32,326,663
PHARMACEUTICALS — 8.92%
Bayer AG Registered	2,897,640	319,603,514
Merck KGaA	452,853	49,635,940

		369,239,454
REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.41%
Deutsche Wohnen AG Bearer	1,241,798	42,785,903
Vonovia SE	1,632,747	57,062,728

		99,848,631
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.71%
Infineon Technologies AG	3,967,992	70,835,316

		70,835,316
SOFTWARE — 7.77%
SAP SE	3,443,606	321,824,471

		321,824,471
TEXTILES, APPAREL & LUXURY GOODS — 3.07%
adidas AG	659,658	111,030,878
HUGO BOSS AG	234,098	16,163,938

		127,194,816
TRADING COMPANIES & DISTRIBUTORS — 0.75%
Brenntag AG	541,059	31,115,170

		31,115,170
TRANSPORTATION INFRASTRUCTURE — 0.22%
Fraport AG Frankfurt Airport Services Worldwide	145,500	9,138,896

		9,138,896

TOTAL COMMON STOCKS
(Cost: $4,375,422,565)		3,880,528,510

PREFERRED STOCKS — 5.78%

AUTO COMPONENTS — 0.22%
Schaeffler AG	581,062	9,187,454

		9,187,454

Security	Shares	Value
AUTOMOBILES — 3.40%
Bayerische Motoren Werke AG	191,823	$14,347,671
Porsche Automobil Holding SE	536,317	29,719,783
Volkswagen AG	650,343	96,540,299

		140,607,753
CHEMICALS — 0.27%
Fuchs Petrolub SE	243,366	11,303,436

		11,303,436
HOUSEHOLD PRODUCTS — 1.89%
Henkel AG & Co. KGaA	624,405	78,225,787

		78,225,787

TOTAL PREFERRED STOCKS
(Cost: $313,692,106)		239,324,430

SHORT-TERM INVESTMENTS — 0.44%

MONEY MARKET FUNDS — 0.44%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.98%[e,f,g]	17,681,595	17,688,668
BlackRock Cash Funds: Treasury, SL Agency Shares
0.47%[e,f]	543,968	543,968

		18,232,636

TOTAL SHORT-TERM INVESTMENTS
(Cost: $18,231,563)		18,232,636

TOTAL INVESTMENTS IN SECURITIES — 99.93%
(Cost: $4,707,346,234)[h]		4,138,085,576
Other Assets, Less Liabilities — 0.07%		2,705,074

NET ASSETS — 100.00%		$4,140,790,650

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated money market fund.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[h]	The cost of investments for federal income tax purposes was $4,768,091,811. Net unrealized depreciation was $630,006,235, of which $205,300,053 represented gross unrealized appreciation on securities and $835,306,288 represented gross unrealized depreciation on securities.

58	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GERMANY ETF

February 28, 2017

Schedule 1 — Futures Contracts (Note 5)

Futures contracts outstanding as of February 28, 2017 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
DAX Index	64	Mar. 2017	Eurex	$19,139,980	$20,141,793	$1,001,813

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$3,880,528,510	$—	$—	$3,880,528,510
Preferred stocks	239,324,430	—	—	239,324,430
Money market funds	18,232,636	—	—	18,232,636

Total	$4,138,085,576	$—	$—	$4,138,085,576

Derivative financial instruments[a]:
Assets:
Futures contracts	$1,001,813	$—	$—	$1,001,813

Total	$1,001,813	$—	$—	$1,001,813

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Unaudited)

iSHARES® MSCI ITALY CAPPED ETF

February 28, 2017

Security	Shares	Value
COMMON STOCKS — 97.77%

AEROSPACE & DEFENSE — 2.57%
Leonardo SpA[a]	987,584	$13,610,803

		13,610,803
AUTOMOBILES — 7.98%
Ferrari NV	298,979	19,538,246
Fiat Chrysler Automobiles NVa,b	2,069,970	22,721,350

		42,259,596
BANKS — 21.21%
Intesa Sanpaolo SpA	23,224,231	54,291,743
Mediobanca SpA	1,548,084	12,444,379
UniCredit SpA	3,392,780	45,605,371

		112,341,493
DIVERSIFIED FINANCIAL SERVICES — 2.58%
EXOR NV	287,649	13,671,984

		13,671,984
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.25%
Telecom Italia SpA/Milano[a]	21,145,606	17,200,263

		17,200,263
ELECTRIC UTILITIES — 14.77%
Enel SpA	14,118,534	60,789,533
Terna Rete Elettrica Nazionale SpA	3,750,762	17,424,865

		78,214,398
ELECTRICAL EQUIPMENT — 2.51%
Prysmian SpA	520,337	13,275,370

		13,275,370
ENERGY EQUIPMENT & SERVICES — 4.32%
Saipem SpA[a]	8,623,240	3,950,192
Tenaris SA	1,148,304	18,949,515

		22,899,707
INSURANCE — 7.59%
Assicurazioni Generali SpA	1,537,855	22,093,364
Poste Italiane SpA[c]	1,562,187	10,059,477
UnipolSai SpA	3,784,247	8,042,281

		40,195,122
MACHINERY — 4.25%
CNH Industrial NV	2,416,494	22,493,632

		22,493,632
OIL, GAS & CONSUMABLE FUELS — 18.33%
Eni SpA	4,794,721	73,977,512
Snam SpA	5,786,196	23,118,026

		97,095,538

Security	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS — 4.07%
Luxottica Group SpA	407,402	$21,541,369

		21,541,369
TRANSPORTATION INFRASTRUCTURE — 4.34%
Atlantia SpA	979,875	23,010,853

		23,010,853

TOTAL COMMON STOCKS
(Cost: $650,205,824)		517,810,128

PREFERRED STOCKS — 2.07%

BANKS — 0.80%
Intesa Sanpaolo SpA	1,915,205	4,273,703

		4,273,703
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.27%
Telecom Italia SpA/Milano	10,053,320	6,719,391

		6,719,391

TOTAL PREFERRED STOCKS
(Cost: $14,502,432)		10,993,094

SHORT-TERM INVESTMENTS — 0.03%

MONEY MARKET FUNDS — 0.03%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.98%[d,e,f]	12	12
BlackRock Cash Funds: Treasury, SL Agency Shares
0.47%[d,e]	143,605	143,605

		143,617

TOTAL SHORT-TERM INVESTMENTS
(Cost: $143,617)		143,617

TOTAL INVESTMENTS IN SECURITIES — 99.87%
(Cost: $664,851,873)[g]		528,946,839
Other Assets, Less Liabilities — 0.13%		696,404

NET ASSETS — 100.00%		$529,643,243

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[g]	The cost of investments for federal income tax purposes was $673,394,616. Net unrealized depreciation was $144,447,777, of which $18,314,108 represented gross unrealized appreciation on securities and $162,761,885 represented gross unrealized depreciation on securities.

60	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ITALY CAPPED ETF

February 28, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$517,810,128	$—	$—	$517,810,128
Preferred stocks	10,993,094	—	—	10,993,094
Money market funds	143,617	—	—	143,617

Total	$528,946,839	$—	$—	$528,946,839

See notes to financial statements.

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Unaudited)

iSHARES® MSCI SPAIN CAPPED ETF

February 28, 2017

Security	Shares	Value
COMMON STOCKS — 99.90%

AIRLINES — 2.10%
International Consolidated Airlines Group SA	2,350,216	$15,688,285

		15,688,285
BANKS — 39.44%
Banco Bilbao Vizcaya Argentaria SA	10,507,316	68,977,820
Banco de Sabadell SA	13,564,827	20,006,609
Banco Popular Espanol SA	11,925,919	10,606,866
Banco Santander SA	24,977,480	136,792,661
Bankia SA	13,719,092	13,601,186
Bankinter SA	1,952,475	15,101,739
CaixaBank SA	8,405,582	29,456,979

		294,543,860
BIOTECHNOLOGY — 2.36%
Grifols SA	803,471	17,626,044

		17,626,044
CONSTRUCTION & ENGINEERING — 5.35%
ACS Actividades de Construccion y Servicios SA	529,958	16,682,825
Ferrovial SA	1,221,742	23,244,681

		39,927,506
DIVERSIFIED TELECOMMUNICATION SERVICES — 10.12%
Telefonica SA	7,375,214	75,618,263

		75,618,263
ELECTRIC UTILITIES — 9.21%
Endesa SA	831,543	17,755,892
Iberdrola SA	5,282,540	35,217,382
Red Electrica Corp. SA	873,821	15,826,659

		68,799,933
FOOD & STAPLES RETAILING — 1.66%
Distribuidora Internacional de Alimentacion SA	2,220,541	12,366,384

		12,366,384
GAS UTILITIES — 2.44%
Gas Natural SDG SA	933,491	18,226,667

		18,226,667
INSURANCE — 1.49%
Mapfre SA	3,587,192	11,134,121

		11,134,121
IT SERVICES — 4.52%
Amadeus IT Holding SA Class A	723,395	33,748,871

		33,748,871

Security	Shares	Value
MACHINERY — 1.11%
Zardoya Otis SA	1,033,926	$8,283,818

		8,283,818
OIL, GAS & CONSUMABLE FUELS — 6.31%
Enagas SA	495,005	12,200,390
Repsol SA	2,350,001	34,959,551

		47,159,941
SPECIALTY RETAIL — 7.35%
Industria de Diseno Textil SA	1,704,684	54,921,558

		54,921,558
TRANSPORTATION INFRASTRUCTURE — 6.44%
Abertis Infraestructuras SA	1,639,922	24,117,320
Aena SAa	167,311	24,000,928

		48,118,248

TOTAL COMMON STOCKS
(Cost: $1,000,068,386)		746,163,499

SHORT-TERM INVESTMENTS — 0.09%

MONEY MARKET FUNDS — 0.09%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.47%[b,c]	661,660	661,660

		661,660

TOTAL SHORT-TERM INVESTMENTS
(Cost: $661,660)		661,660

TOTAL INVESTMENTS IN SECURITIES — 99.99%
(Cost: $1,000,730,046)[d]		746,825,159
Other Assets, Less Liabilities — 0.01%		49,290

NET ASSETS — 100.00%		$746,874,449

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $1,009,817,496. Net unrealized depreciation was $262,992,337, of which $10,044,169 represented gross unrealized appreciation on securities and $273,036,506 represented gross unrealized depreciation on securities.

62	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SPAIN CAPPED ETF

February 28, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$746,163,499	$—	$—	$746,163,499
Money market funds	661,660	—	—	661,660

Total	$746,825,159	$—	$—	$746,825,159

See notes to financial statements.

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Unaudited)

iSHARES® MSCI SWITZERLAND CAPPED ETF

February 28, 2017

Security	Shares	Value
COMMON STOCKS — 98.79%

BIOTECHNOLOGY — 2.56%
Actelion Ltd. Registered	100,369	$27,090,460

		27,090,460
BUILDING PRODUCTS — 1.66%
Geberit AG Registered	40,588	17,614,004

		17,614,004
CAPITAL MARKETS — 9.15%
Credit Suisse Group AG Registered	1,753,068	26,520,525
Julius Baer Group Ltd.	262,026	12,859,931
Partners Group Holding AG	21,066	11,054,155
UBS Group AG	3,013,425	46,550,187

		96,984,798
CHEMICALS — 7.47%
EMS-Chemie Holding AG Registered	12,083	6,895,436
Givaudan SA Registered	9,967	18,153,486
Sika AG Bearer	2,485	14,032,328
Syngenta AG Registered	92,730	40,047,656

		79,128,906
CONSTRUCTION MATERIALS — 2.54%
LafargeHolcim Ltd. Registered	470,856	26,870,458

		26,870,458
DIVERSIFIED FINANCIAL SERVICES — 0.44%
Pargesa Holding SA Bearer	70,053	4,634,292

		4,634,292
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.22%
Swisscom AG Registered	29,193	12,890,453

		12,890,453
ELECTRICAL EQUIPMENT — 4.01%
ABB Ltd. Registered	1,874,588	42,528,972

		42,528,972
FOOD PRODUCTS — 20.73%
Aryzta AG	130,047	4,217,811
Barry Callebaut AG Registered	4,003	5,192,368
Chocoladefabriken Lindt & Sprungli AG Participation Certificates	1,395	7,933,022
Chocoladefabriken Lindt & Sprungli AG Registered	133	8,645,099
Nestle SA Registered	2,612,535	193,699,859

		219,688,159

Security	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES — 0.85%
Sonova Holding AG Registered	68,584	$9,033,132

		9,033,132
INSURANCE — 8.57%
Baloise Holding AG Registered	66,182	8,637,463
Swiss Life Holding AG Registered	38,138	12,034,158
Swiss Re AG	328,825	29,485,731
Zurich Insurance Group AG	146,897	40,675,559

		90,832,911
LIFE SCIENCES TOOLS & SERVICES — 1.19%
Lonza Group AG Registered	68,293	12,615,912

		12,615,912
MACHINERY — 1.52%
Schindler Holding AG Participation Certificates	51,266	9,941,442
Schindler Holding AG Registered	32,119	6,161,126

		16,102,568
MARINE — 0.93%
Kuehne + Nagel International AG Registered	68,601	9,795,739

		9,795,739
PHARMACEUTICALS — 26.65%
Galenica AG Registered	2,402	2,825,459
Novartis AG Registered	1,802,392	141,102,933
Roche Holding AG	566,712	138,473,640

		282,402,032
PROFESSIONAL SERVICES — 2.55%
Adecco Group AG Registered	188,236	13,570,961
SGS SA Registered	6,317	13,467,268

		27,038,229
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.78%
Swiss Prime Site AG Registered	95,352	8,302,656

		8,302,656
SPECIALTY RETAIL — 0.74%
Dufry AG Registered[a,b]	54,131	7,832,225

		7,832,225
TEXTILES, APPAREL & LUXURY GOODS — 5.23%
Cie. Financiere Richemont SA Class A Registered	513,459	37,940,951
Swatch Group AG (The) Bearer[a]	35,806	11,938,313

64	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SWITZERLAND CAPPED ETF

February 28, 2017

Security	Shares	Value
Swatch Group AG (The) Registered	85,338	$5,551,721

		55,430,985

TOTAL COMMON STOCKS
(Cost: $1,119,146,282)		1,046,816,891

SHORT-TERM INVESTMENTS — 1.25%

MONEY MARKET FUNDS — 1.25%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.98%[c,d,e]	12,796,412	12,801,531
BlackRock Cash Funds: Treasury, SL Agency Shares
0.47%[c,d]	468,263	468,263

		13,269,794

TOTAL SHORT-TERM INVESTMENTS
(Cost: $13,267,211)		13,269,794

Value
TOTAL INVESTMENTS IN SECURITIES — 100.04%
(Cost: $1,132,413,493)[f]	$1,060,086,685
Other Assets, Less Liabilities — (0.04)%	(436,887)

NET ASSETS — 100.00%	$1,059,649,798

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments for federal income tax purposes was $1,141,715,404. Net unrealized depreciation was $81,628,719, of which $54,629,573 represented gross unrealized appreciation on securities and $136,258,292 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$1,046,816,891	$—	$—	$1,046,816,891
Money market funds	13,269,794	—	—	13,269,794

Total	$1,060,086,685	$—	$—	$1,060,086,685

See notes to financial statements.

SCHEDULES OF INVESTMENTS	65

Statements of Assets and Liabilities (Unaudited)

iSHARES®, INC.

February 28, 2017

	iShares MSCI Eurozone ETF	iShares MSCI Germany ETF	iShares MSCI Italy Capped ETF

ASSETS
Investments, at cost:
Unaffiliated	$8,900,250,153	$4,689,114,671	$664,708,256
Affiliated (Note 2)	71,932,608	18,231,563	143,617

Total cost of investments	$8,972,182,761	$4,707,346,234	$664,851,873

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$7,739,166,630	$4,119,852,940	$528,803,222
Affiliated (Note 2)	71,950,261	18,232,636	143,617

Total fair value of investments	7,811,116,891	4,138,085,576	528,946,839
Foreign currency, at value[b]	7,601,279	15,218,741	297,702
Foreign currency pledged to broker, at value[b]	—	1,328,898	—
Receivables:
Investment securities sold	5,989,333	790,201	21,562,462
Dividends and interest	1,111,588	3,742	66,192
Futures variation margin	—	1,001,813	—
Tax reclaims	11,536,970	14,147,319	—
Foreign withholding tax claims (Note 8)	3,613,686	—	—

Total Assets	7,840,969,747	4,170,576,290	550,873,195

LIABILITIES
Payables:
Investment securities purchased	7,119,303	10,572,335	21,022,218
Collateral for securities on loan (Note 1)	67,242,053	17,687,591	12
Professional fees (Note 8)	36,137	—	—
Investment advisory fees (Note 2)	2,848,152	1,525,714	207,722

Total Liabilities	77,245,645	29,785,640	21,229,952

NET ASSETS	$7,763,724,102	$4,140,790,650	$529,643,243

Net assets consist of:
Paid-in capital	$9,568,868,697	$4,911,101,355	$913,346,149
Undistributed (distributions in excess of) net investment income	5,249,505	1,157,797	(2,002,334)
Accumulated net realized loss	(648,398,834)	(202,257,802)	(245,797,797)
Net unrealized depreciation	(1,161,995,266)	(569,210,700)	(135,902,775)

NET ASSETS	$7,763,724,102	$4,140,790,650	$529,643,243

Shares outstanding[c]	218,600,000	150,000,000	22,350,000 [d]

Net asset value per share	$35.52	$27.61	$23.70 [d]

[a]	Securities on loan with values of $63,964,077, $16,954,304 and $11, respectively. See Note 1.
[b]	Cost of foreign currency including currency pledged to broker: $7,641,896, $16,649,526 and $295,194, respectively.
[c]	$0.001 par value, number of shares authorized: 1 billion, 482.2 million and 295.4 million, respectively.
[d]	Shares outstanding and net asset value per share reflect a one-for-two reverse stock split effective after the close of trading on November 4, 2016. See Note 4.

See notes to financial statements.

66	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES®, INC.

February 28, 2017

	iShares MSCI Spain Capped ETF	iShares MSCI Switzerland Capped ETF

ASSETS
Investments, at cost:
Unaffiliated	$1,000,068,386	$1,119,146,282
Affiliated (Note 2)	661,660	13,267,211

Total cost of investments	$1,000,730,046	$1,132,413,493

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$746,163,499	$1,046,816,892
Affiliated (Note 2)	661,660	13,269,793

Total fair value of investments	746,825,159	1,060,086,685
Foreign currency, at value[b]	591,374	738,508
Receivables:
Investment securities sold	3,929,231	4,952,514
Due from custodian (Note 4)	471,107	—
Dividends	118	68,449
Tax reclaims	95,211	11,876,095

Total Assets	751,912,200	1,077,722,251

LIABILITIES
Payables:
Investment securities purchased	4,769,633	4,885,178
Collateral for securities on loan (Note 1)	—	12,799,293
Investment advisory fees (Note 2)	268,118	387,982

Total Liabilities	5,037,751	18,072,453

NET ASSETS	$746,874,449	$1,059,649,798

Net assets consist of:
Paid-in capital	$1,164,673,681	$1,220,994,357
Undistributed (distributions in excess of) net investment income	2,448,897	(1,690,952)
Accumulated net realized loss	(166,345,739)	(86,589,979)
Net unrealized depreciation	(253,902,390)	(73,063,628)

NET ASSETS	$746,874,449	$1,059,649,798

Shares outstanding[c]	27,225,000	34,000,000

Net asset value per share	$27.43	$31.17

[a]	Securities on loan with values of $ — and $12,123,648, respectively. See Note 1.
[b]	Cost of foreign currency: $588,568 and $744,493, respectively.
[c]	$0.001 par value, number of shares authorized: 127.8 million and 318.625 million, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	67

Statements of Operations (Unaudited)

iSHARES®, INC.

Six months ended February 28, 2017

	iShares MSCI Eurozone ETF	iShares MSCI Germany ETF	iShares MSCI Italy Capped ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$42,836,418	$11,539,512	$4,217,072
Dividends — affiliated (Note 2)	5,544	1,956	683
Securities lending income — affiliated — net (Note 2)	792,248	16,077	91,513
Miscellaneous income	9,142	—	—

Total investment income	43,643,352	11,557,545	4,309,268

EXPENSES
Investment advisory fees (Note 2)	17,960,806	9,079,881	1,221,143
Professional fees (Note 8)	6,277	—	—

Total expenses	17,967,083	9,079,881	1,221,143

Net investment income	25,676,269	2,477,664	3,088,125

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(46,441,069)	(9,196,794)	(52,706,886)
Investments — affiliated (Note 2)	57	(55)	2,698
In-kind redemptions — unaffiliated	(122,018,094)	431,479	2,923,629
Futures contracts	—	3,332,652	—
Foreign currency transactions	(747,272)	(384,922)	(296,028)
Realized gain distributions from affiliated funds	117	97	26

Net realized loss	(169,206,261)	(5,817,543)	(50,076,561)

Net change in unrealized appreciation/depreciation on:
Investments	464,391,060	217,920,473	81,210,789
Futures contracts	—	(1,025,220)	—
Translation of assets and liabilities in foreign currencies	(646,382)	(637,225)	2,441

Net change in unrealized appreciation/depreciation	463,744,678	216,258,028	81,213,230

Net realized and unrealized gain	294,538,417	210,440,485	31,136,669

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$320,214,686	$212,918,149	$34,224,794

[a]	Net of foreign withholding tax of $4,638,189, $1,738,106 and $718,475, respectively.

See notes to financial statements.

68	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES®, INC.

Six months ended February 28, 2017

	iShares MSCI Spain Capped ETF	iShares MSCI Switzerland Capped ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$10,894,431	$889,584
Dividends — affiliated (Note 2)	1,499	450
Securities lending income — affiliated — net (Note 2)	5	30,605

Total investment income	10,895,935	920,639

EXPENSES
Investment advisory fees (Note 2)	1,507,626	2,503,410

Total expenses	1,507,626	2,503,410

Net investment income (loss)	9,388,309	(1,582,771)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(25,802,199)	(2,478,029)
Investments — affiliated (Note 2)	—	(345)
In-kind redemptions — unaffiliated	(8,555,811)	6,391,602
Foreign currency transactions	(17,266)	(28,859)
Realized gain distributions from affiliated funds	1	—

Net realized gain (loss)	(34,375,275)	3,884,369

Net change in unrealized appreciation/depreciation on:
Investments	63,229,148	30,200,397
Translation of assets and liabilities in foreign currencies	7,415	(228,664)

Net change in unrealized appreciation/depreciation	63,236,563	29,971,733

Net realized and unrealized gain	28,861,288	33,856,102

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$38,249,597	$32,273,331

[a]	Net of foreign withholding tax of $889,556 and $166,186, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	69

Statements of Changes in Net Assets

iSHARES®, INC.

	iShares MSCI Eurozone ETF		iShares MSCI Germany ETF
	Six months ended February 28, 2017 (Unaudited)	Year ended August 31, 2016	Six months ended February 28, 2017 (Unaudited)	Year ended August 31, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$25,676,269	$313,780,162	$2,477,664	$96,825,243
Net realized loss	(169,206,261)	(353,696,400)	(5,817,543)	(202,576,200)
Net change in unrealized appreciation/depreciation	463,744,678	(558,972,719)	216,258,028	36,790,914

Net increase (decrease) in net assets resulting from operations	320,214,686	(598,888,957)	212,918,149	(68,960,043)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(46,336,128)	(293,025,178)	(1,319,867)	(97,625,093)

Total distributions to shareholders	(46,336,128)	(293,025,178)	(1,319,867)	(97,625,093)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	572,866,753	5,702,626,726	494,687,753	800,372,366
Cost of shares redeemed	(1,376,612,057)	(6,651,737,571)	(162,397,341)	(3,643,941,594)

Net increase (decrease) in net assets from capital share transactions	(803,745,304)	(949,110,845)	332,290,412	(2,843,569,228)

INCREASE (DECREASE) IN NET ASSETS	(529,866,746)	(1,841,024,980)	543,888,694	(3,010,154,364)

NET ASSETS
Beginning of period	8,293,590,848	10,134,615,828	3,596,901,956	6,607,056,320

End of period	$7,763,724,102	$8,293,590,848	$4,140,790,650	$3,596,901,956

Undistributed net investment income included in net assets at end of period	$5,249,505	$25,909,364	$1,157,797	$—

SHARES ISSUED AND REDEEMED
Shares sold	16,600,000	161,500,000	18,900,000	32,400,000
Shares redeemed	(40,500,000)	(200,200,000)	(6,300,000)	(145,800,000)

Net increase (decrease) in shares outstanding	(23,900,000)	(38,700,000)	12,600,000	(113,400,000)

See notes to financial statements.

70	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Italy Capped ETF		iShares MSCI Spain Capped ETF
	Six months ended February 28, 2017 (Unaudited)[a]	Year ended August 31, 2016[a]	Six months ended February 28, 2017 (Unaudited)	Year ended August 31, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$3,088,125	$22,596,515	$9,388,309	$38,911,804
Net realized loss	(50,076,561)	(168,394,983)	(34,375,275)	(282,574,356)
Net change in unrealized appreciation/depreciation	81,213,230	(101,942,406)	63,236,563	22,989,683

Net increase (decrease) in net assets resulting from operations	34,224,794	(247,740,874)	38,249,597	(220,672,869)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(5,090,459)	(22,347,848)	(14,719,946)	(41,241,786)
Return of capital	—	(780,522)	—	—

Total distributions to shareholders	(5,090,459)	(23,128,370)	(14,719,946)	(41,241,786)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	218,009,420	265,361,545	211,885,640	42,497,240
Cost of shares redeemed	(178,531,134)	(610,898,923)	(88,484,738)	(846,729,289)

Net increase (decrease) in net assets from capital share transactions	39,478,286	(345,537,378)	123,400,902	(804,232,049)

INCREASE (DECREASE) IN NET ASSETS	68,612,621	(616,406,622)	146,930,553	(1,066,146,704)

NET ASSETS
Beginning of period	461,030,622	1,077,437,244	599,943,896	1,666,090,600

End of period	$529,643,243	$461,030,622	$746,874,449	$599,943,896

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(2,002,334)	$—	$2,448,897	$7,780,534

SHARES ISSUED AND REDEEMED
Shares sold	11,550,000	8,925,000	7,875,000	1,500,000
Shares redeemed	(9,600,000)	(25,050,000)	(3,300,000)	(30,975,000)

Net increase (decrease) in shares outstanding	1,950,000	(16,125,000)	4,575,000	(29,475,000)

[a]	Share transactions reflect a one-for-two reverse stock split effective after the close of trading on November 4, 2016. See Note 4.

See notes to financial statements.

FINANCIAL STATEMENTS	71

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Switzerland Capped ETF
	Six months ended February 28, 2017 (Unaudited)	Year ended August 31, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$(1,582,771)	$30,735,996
Net realized gain (loss)	3,884,369	(11,354,929)
Net change in unrealized appreciation/depreciation	29,971,733	(51,909,400)

Net increase (decrease) in net assets resulting from operations	32,273,331	(32,528,333)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(618,800)	(29,917,479)

Total distributions to shareholders	(618,800)	(29,917,479)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	26,257,346	179,880,379
Cost of shares redeemed	(89,997,053)	(225,863,531)

Net decrease in net assets from capital share transactions	(63,739,707)	(45,983,152)

DECREASE IN NET ASSETS	(32,085,176)	(108,428,964)

NET ASSETS
Beginning of period	1,091,734,974	1,200,163,938

End of period	$1,059,649,798	$1,091,734,974

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(1,690,952)	$510,619

SHARES ISSUED AND REDEEMED
Shares sold	875,000	5,875,000
Shares redeemed	(3,000,000)	(7,375,000)

Net decrease in shares outstanding	(2,125,000)	(1,500,000)

See notes to financial statements.

72	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Eurozone ETF
	Six months ended Feb. 28, 2017 (Unaudited)	Year ended Aug. 31, 2016	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012
Net asset value, beginning of period	$34.20	$36.04	$39.98	$34.64	$29.09	$31.55

Income from investment operations:
Net investment income[a]	0.12	0.92 [b]	0.96	1.18	0.92	1.02
Net realized and unrealized gain (loss)[c]	1.42	(1.84)	(3.95)	5.10	5.55	(2.38)

Total from investment operations	1.54	(0.92)	(2.99)	6.28	6.47	(1.36)

Less distributions from:
Net investment income	(0.22)	(0.92)	(0.95)	(0.94)	(0.92)	(1.10)

Total distributions	(0.22)	(0.92)	(0.95)	(0.94)	(0.92)	(1.10)

Net asset value, end of period	$35.52	$34.20	$36.04	$39.98	$34.64	$29.09

Total return	4.54%[d]	(2.53)%[b]	(7.62)%	18.02%	22.43%	(3.99)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$7,763,724	$8,293,591	$10,134,616	$8,702,637	$3,539,980	$794,226
Ratio of expenses to average net assets[e]	0.49%	0.48%	0.48%	0.48%	0.50%	0.53%
Ratio of expenses to average net assets excluding professional fees for foreign withholding tax claims (Note 8)[e]	0.49%	0.48%	n/a	n/a	n/a	n/a
Ratio of net investment income to average net assets[e]	0.70%	2.69%[b]	2.50%	2.89%	2.74%	3.55%
Portfolio turnover rate[f]	2%[d]	4%	5%	7%	5%	7%

[a]	Based on average shares outstanding throughout each period.
[b]	Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees (See Note 8), which resulted in the following increases for the year ended August 31, 2016:
•	Net investment income per share by $0.02.
•	Total return by 0.08%.
•	Ratio of net investment income to average net assets by 0.06%.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	73

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Germany ETF
	Six months ended Feb. 28, 2017 (Unaudited)	Year ended Aug. 31, 2016	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012
Net asset value, beginning of period	$26.18	$26.34	$28.97	$25.61	$21.34	$21.02

Income from investment operations:
Net investment income[a]	0.02	0.49	0.58	0.59	0.46	0.56
Net realized and unrealized gain (loss)[b]	1.42	(0.04)	(2.70)	3.40	4.24	0.34

Total from investment operations	1.44	0.45	(2.12)	3.99	4.70	0.90

Less distributions from:
Net investment income	(0.01)	(0.61)	(0.51)	(0.63)	(0.43)	(0.58)

Total distributions	(0.01)	(0.61)	(0.51)	(0.63)	(0.43)	(0.58)

Net asset value, end of period	$27.61	$26.18	$26.34	$28.97	$25.61	$21.34

Total return	5.50%[c]	1.81%	(7.50)%	15.41%	22.11%	4.55%

Ratios/Supplemental data:
Net assets, end of period (000s)	$4,140,791	$3,596,902	$6,607,056	$4,797,434	$4,655,875	$2,797,029
Ratio of expenses to average net assets[d]	0.49%	0.48%	0.48%	0.48%	0.51%	0.53%
Ratio of net investment income to average net assets[d]	0.13%	1.90%	2.03%	1.95%	1.88%	2.72%
Portfolio turnover rate[e]	1%[c]	3%	3%	6%	4%	4%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

74	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Italy Capped ETF
	Six months ended Feb. 28, 2017 (Unaudited)[a]	Year ended Aug. 31, 2016[a]	Year ended Aug. 31, 2015[a]	Year ended Aug. 31, 2014[a]	Year ended Aug. 31, 2013[a]	Year ended Aug. 31, 2012[a]
Net asset value, beginning of period	$22.60	$29.50	$32.03	$26.12	$23.57	$27.16

Income from investment operations:
Net investment income[b]	0.14	0.66	0.70	0.82	0.72	0.82
Net realized and unrealized gain (loss)[c]	1.18	(6.82)	(2.49)	5.77	2.45	(3.57)

Total from investment operations	1.32	(6.16)	(1.79)	6.59	3.17	(2.75)

Less distributions from:
Net investment income	(0.22)	(0.72)	(0.74)	(0.68)	(0.60)	(0.84)
Return of capital	—	(0.02)	—	—	(0.02)	(0.00)[d]

Total distributions	(0.22)	(0.74)	(0.74)	(0.68)	(0.62)	(0.84)

Net asset value, end of period	$23.70	$22.60	$29.50	$32.03	$26.12	$23.57

Total return	5.84%[e]	(20.97)%	(5.66)%	25.20%	13.58%	(9.98)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$529,643	$461,031	$1,077,437	$1,556,860	$717,122	$196,212
Ratio of expenses to average net assets[f]	0.49%	0.48%	0.48%	0.48%	0.50%	0.53%
Ratio of net investment income to average net assets[f]	1.24%	2.54%	2.34%	2.49%	2.78%	3.41%
Portfolio turnover rate[g]	12%[e]	16%	22%	24%	45%	14%

[a]	Per share amounts reflect a one-for-two reverse stock split effective after the close of trading on November 4, 2016. See Note 4.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Rounds to less than $0.01.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	75

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Spain Capped ETF
	Six months ended Feb. 28, 2017 (Unaudited)	Year ended Aug. 31, 2016	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012
Net asset value, beginning of period	$26.49	$31.96	$40.61	$30.44	$26.28	$35.89

Income from investment operations:
Net investment income[a]	0.41	1.00	1.32	1.80	1.33	2.12
Net realized and unrealized gain (loss)[b]	1.21	(5.40)	(8.35)	9.53	4.07	(8.93)

Total from investment operations	1.62	(4.40)	(7.03)	11.33	5.40	(6.81)

Less distributions from:
Net investment income	(0.68)	(1.07)	(1.62)	(1.16)	(1.24)	(2.80)

Total distributions	(0.68)	(1.07)	(1.62)	(1.16)	(1.24)	(2.80)

Net asset value, end of period	$27.43	$26.49	$31.96	$40.61	$30.44	$26.28

Total return	6.22%[c]	(13.82)%	(17.63)%	37.39%	20.88%	(19.36)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$746,874	$599,944	$1,666,091	$2,473,038	$417,778	$195,093
Ratio of expenses to average net assets[d]	0.49%	0.48%	0.48%	0.48%	0.51%	0.53%
Ratio of net investment income to average net assets[d]	3.06%	3.53%	3.70%	4.48%	4.45%	7.60%
Portfolio turnover rate[e]	9%[c]	9%	15%	15%	24%	17%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

76	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Switzerland Capped ETF
	Six months ended Feb. 28, 2017 (Unaudited)	Year ended Aug. 31, 2016	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012
Net asset value, beginning of period	$30.22	$31.90	$33.64	$29.36	$23.85	$24.67

Income from investment operations:
Net investment income (loss)[a]	(0.05)	0.81	0.83	0.80	0.67	0.63
Net realized and unrealized gain (loss)[b]	1.02	(1.70)	(1.77)	4.27	5.44	(0.80)

Total from investment operations	0.97	(0.89)	(0.94)	5.07	6.11	(0.17)

Less distributions from:
Net investment income	(0.02)	(0.79)	(0.80)	(0.79)	(0.60)	(0.65)

Total distributions	(0.02)	(0.79)	(0.80)	(0.79)	(0.60)	(0.65)

Net asset value, end of period	$31.17	$30.22	$31.90	$33.64	$29.36	$23.85

Total return	3.21%[c]	(2.76)%	(2.92)%	17.21%	25.71%	(0.53)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,059,650	$1,091,735	$1,200,164	$1,072,157	$902,860	$554,570
Ratio of expenses to average net assets[d]	0.49%	0.48%	0.48%	0.48%	0.51%	0.53%
Ratio of net investment income (loss) to average net assets[d]	(0.31)%	2.68%	2.49%	2.41%	2.38%	2.73%
Portfolio turnover rate[e]	4%[c]	6%	7%	5%	13%	8%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	77

Notes to Financial Statements (Unaudited)

iSHARES®, INC.

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to Articles of Incorporation as subsequently amended and restated.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
MSCI Eurozone	Diversified
MSCI Germany	Non-diversified
MSCI Italy Capped	Non-diversified
MSCI Spain Capped	Non-diversified
MSCI Switzerland Capped	Non-diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Company’s organizational documents, the Funds’ officers and directors are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Directors of the Company (the “Board”).

•	Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

78	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Futures contracts are valued at that day’s last reported settlement price on the exchange where the contract is traded.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration factors that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Company’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

NOTES TO FINANCIAL STATEMENTS	79

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Company’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of February 28, 2017 are reflected in tax reclaims receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2017, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

80	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

On October 11, 2016, BlackRock, Inc. (“BlackRock”) implemented changes required by amendments to Rule 2a-7 under the 1940 Act, which governs the operations of U.S. money market funds. The Funds may be exposed to additional risks when reinvesting the cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00 and which may be subject to redemption gates or liquidity fees under certain circumstances.

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of February 28, 2017, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of February 28, 2017 and the total value of the related cash collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

NOTES TO FINANCIAL STATEMENTS	81

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of February 28, 2017:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
MSCI Eurozone
Credit Suisse Securities (USA) LLC	$16,108,887	$16,108,887	$—
Deutsche Bank Securities Inc.	97,924	97,924	—
Goldman Sachs & Co.	9,578,359	9,578,359	—
JPMorgan Securities LLC	27,689,989	27,689,989	—
Merrill Lynch, Pierce, Fenner & Smith	877,589	877,589	—
Morgan Stanley & Co. LLC	2,580,096	2,580,096	—
SG Americas Securities LLC	6,532,872	6,532,872	—
State Street Bank & Trust Company	498,361	498,361	—

	$63,964,077	$63,964,077	$—

MSCI Germany
Credit Suisse Securities (USA) LLC	$11,066,433	$11,066,433	$—
Morgan Stanley & Co. LLC	5,887,871	5,887,871	—

	$16,954,304	$16,954,304	$—

MSCI Italy Capped
BNP Paribas New York Branch	$11	$11	$—

MSCI Switzerland Capped
Goldman Sachs & Co.	$11,900,970	$11,900,970	$—
State Street Bank & Trust Company	222,678	222,678	—

	$12,123,648	$12,123,648	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent Directors).

82	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.59%	First $7 billion
0.54	Over $7 billion, up to and including $11 billion
0.49	Over $11 billion, up to and including $24 billion
0.44	Over $24 billion, up to and including $48 billion
0.40	Over $48 billion, up to and including $72 billion
0.36	Over $72 billion

The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

For the six months ended February 28, 2017, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
MSCI Eurozone	$162,606
MSCI Germany	3,963
MSCI Italy Capped	22,473
MSCI Spain Capped	2
MSCI Switzerland Capped	8,131

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

NOTES TO FINANCIAL STATEMENTS	83

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

For the six months ended February 28, 2017, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
MSCI Eurozone	$12,073,642	$6,164,031
MSCI Germany	6,128,238	4,639,527
MSCI Italy Capped	13,031,742	12,241,089
MSCI Spain Capped	5,655,142	10,372,123
MSCI Switzerland Capped	16,398,489	14,687,505

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain directors and officers of the Company are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended February 28, 2017 were as follows:

iShares ETF	Purchases	Sales
MSCI Eurozone	$132,476,911	$113,255,329
MSCI Germany	48,062,117	35,816,465
MSCI Italy Capped	61,342,289	79,992,512
MSCI Spain Capped	53,889,806	59,854,995
MSCI Switzerland Capped	38,181,997	42,813,254

In-kind transactions (see Note 4) for the six months ended February 28, 2017 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
MSCI Eurozone	$516,737,040	$1,351,557,555
MSCI Germany	491,243,878	161,446,284
MSCI Italy Capped	207,775,445	172,368,332
MSCI Spain Capped	201,487,831	83,529,272
MSCI Switzerland Capped	25,449,322	87,111,616

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

84	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

The Board authorized a one-for-two reverse stock split for the iShares MSCI Italy Capped ETF, effective after the close of trading on November 4, 2016. The impact of the stock split was to decrease the number of shares outstanding by a factor of two, while increasing the NAV per share by a factor of two, resulting in no effect on the net assets of the Fund. The financial statements for the Fund have been adjusted to reflect the reverse stock split.

5.	FUTURES CONTRACTS

Futures contracts are purchased or sold to gain or manage exposure to changes in the value of commodities (commodity risk), interest rates (interest rate risk), foreign currencies (foreign currency risk) and/or equities (market risk). A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Pursuant to the contract, the fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the fund as unrealized appreciation or depreciation. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Losses may arise if the value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

The following table shows the value of futures contracts held by the iShares MSCI Germany ETF as of February 28, 2017 and the related locations in the statements of assets and liabilities, presented by risk exposure category:

Assets
Equity contracts:
Variation margin / Net assets consist of – net unrealized depreciation[a]	$1,001,813

[a]	Represents cumulative appreciation of futures contracts as reported in the schedule of investments.

NOTES TO FINANCIAL STATEMENTS	85

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

The following table shows the realized and unrealized gains (losses) on futures contracts held by the iShares MSCI Germany ETF during the six months ended February 28, 2017 and the related locations in the statements of operations, presented by risk exposure category:

	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/Depreciation
Equity contracts:
Futures contracts	$3,332,652	$(1,025,220)

The following table shows the average quarter-end balances of open futures contracts for the iShares MSCI Germany ETF for the six months ended February 28, 2017:

Average value of contracts purchased	$19,809,335

6.	PRINCIPAL RISKS

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties;

86	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

The economies and markets of European countries are often closely connected and interdependent, and events in one European country can have an adverse impact on other European countries. The European financial markets have experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of several European countries. Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, the United Kingdom has voted to withdraw from the European Union. The referendum may introduce significant new uncertainties and instability in the financial markets as the United Kingdom negotiates its exit from the European Union.

When a fund concentrates its investments in issuers located in a single country, it assumes the risk that economic, political and social conditions in that country may have a significant impact on its investment performance.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTES TO FINANCIAL STATEMENTS	87

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

As of August 31, 2016, the Funds’ fiscal year-end, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2017	Expiring 2018	Expiring 2019	Total
MSCI Eurozone	$94,683,428	$26,644,200	$68,035,542	$30,230,739	$219,593,909
MSCI Germany	41,405,856	27,790,050	28,490,949	32,215,954	129,902,809
MSCI Italy Capped	68,671,316	2,743,650	18,169,627	9,459,662	99,044,255
MSCI Spain Capped	51,684,017	5,946,927	15,120,672	8,619,903	81,371,519
MSCI Switzerland Capped	15,786,844	2,837,786	22,569,380	6,955,758	48,149,768

[a]	Must be utilized prior to losses subject to expiration.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2017, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

8.	FOREIGN WITHHOLDING TAX CLAIMS

The iShares MSCI Eurozone ETF has filed claims to recover taxes withheld by Finland on dividend income on the basis that Finland had purportedly violated certain provisions in the Treaty on the Functioning of the European Union. The Fund has recorded a receivable for all recoverable taxes withheld by Finland based upon favorable determinations issued by the Finnish Tax Authority. The Fund continues to evaluate developments in Finland for potential impact to the receivables recorded. Finnish tax claims receivable are disclosed in the statement of assets and liabilities. Professional fees associated with the filing of tax claims in Finland resulting in the recovery of foreign withholding taxes were approved by the Board as appropriate expenses of the Fund.

The Internal Revenue Service has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld. Assuming there are sufficient foreign taxes paid in the current year, the Fund will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Fund.

9.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

88	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	89

Notes:

90	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2017 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-814-0217

FEBRUARY 28, 2017

2017 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares Currency Hedged MSCI United Kingdom ETF | HEWU | NYSE Arca
➢	iShares MSCI United Kingdom ETF | EWU | NYSE Arca
➢	iShares MSCI United Kingdom Small-Cap ETF | EWUS | BATS

Fund Performance Overview

iSHARES® CURRENCY HEDGED MSCI UNITED KINGDOM ETF

Performance as of February 28, 2017

The iShares Currency Hedged MSCI United Kingdom ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization United Kingdom equities while mitigating exposure to fluctuations between the value of the British pound and the U.S. dollar, as represented by the MSCI United Kingdom 100% Hedged to USD Index (“the Index”).

The Index sells forward the non-U.S. dollar currencies in which the constituent securities are denominated in an amount equal to those securities at a one-month forward rate to effectively create a “hedge” against fluctuations in the relative value of the British pound in relation to the U.S. dollar. In order to replicate the “hedging” component of the Index, the Fund enters into foreign currency forward contracts designed to offset the Fund’s exposure to the British pound.

The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares MSCI United Kingdom ETF. For the six-month reporting period ended February 28, 2017, the total return for the Fund was 8.75%, net of fees, while the total return for the Index was 9.10%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	25.02%	24.85%	24.07%	25.02%	24.85%	24.07%
Since Inception	9.89%	9.81%	9.70%	17.08%	16.92%	16.71%

The inception date of the Fund was 6/29/15. The first day of secondary market trading was 7/1/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a,b]	Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a,b]	Annualized Expense Ratio [a]
$1,000.00	$1,087.50	$0.00	$1,000.00	$1,024.80	$0.00	0.00%

[a]	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 8 for more information.

ALLOCATION BY SECTOR1 As of 2/28/17

Sector	Percentage of Total Investments [2]

Financials	21.27%
Consumer Staples	17.62
Energy	14.13
Health Care	10.82
Consumer Discretionary	8.81
Materials	8.48
Industrials	7.84
Telecommunication Services	4.59
Utilities	4.18
Real Estate	1.40
Information Technology	0.86

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS1 As of 2/28/17

Security	Percentage of Total Investments [2]

HSBC Holdings PLC	6.94%
British American Tobacco PLC	5.14
Royal Dutch Shell PLC Class A	4.93
BP PLC	4.66
Royal Dutch Shell PLC Class B	4.42
GlaxoSmithKline PLC	4.36
AstraZeneca PLC	3.19
Diageo PLC	3.10
Vodafone Group PLC	2.91
Unilever PLC	2.66

TOTAL	42.31%

[1]	Table shown is for the iShares MSCI United Kingdom ETF, the underlying fund in which the Fund invests.
[2]	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® MSCI UNITED KINGDOM ETF

Performance as of February 28, 2017

The iShares MSCI United Kingdom ETF (the “Fund”) seeks to track the investment results of an index composed of U.K. equities, as represented by the MSCI United Kingdom Index (“the Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2017, the total return for the Fund was 3.19%, net of fees, while the total return for the Index was 3.43%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	10.24%	11.28%	10.80%	10.24%	11.28%	10.80%
5 Years	2.36%	2.31%	2.88%	12.35%	12.09%	15.25%
10 Years	0.13%	0.07%	0.68%	1.35%	0.75%	7.04%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,031.90	$2.47	$1,000.00	$1,022.40	$2.46	0.49%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 8 for more information.

ALLOCATION BY SECTOR

As of 2/28/17

Sector	Percentage of Total Investments*

Financials	21.27%
Consumer Staples	17.62
Energy	14.13
Health Care	10.82
Consumer Discretionary	8.81
Materials	8.48
Industrials	7.84
Telecommunication Services	4.59
Utilities	4.18
Real Estate	1.40
Information Technology	0.86

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/17

Security	Percentage of Total Investments*

HSBC Holdings PLC	6.94%
British American Tobacco PLC	5.14
Royal Dutch Shell PLC Class A	4.93
BP PLC	4.66
Royal Dutch Shell PLC Class B	4.42
GlaxoSmithKline PLC	4.36
AstraZeneca PLC	3.19
Diageo PLC	3.10
Vodafone Group PLC	2.91
Unilever PLC	2.66

TOTAL	42.31%

*	Excludes money market funds.

6	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI UNITED KINGDOM SMALL-CAP ETF

Performance as of February 28, 2017

The iShares MSCI United Kingdom Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.K. equities, as represented by the MSCI United Kingdom Small Cap Index (“the Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2017, the total return for the Fund was 1.62%, net of fees, while the total return for the Index was 1.90%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	4.32%	4.86%	4.91%	4.32%	4.86%	4.91%
5 Years	7.89%	7.80%	8.56%	46.16%	45.61%	50.76%
Since Inception	9.96%	9.91%	10.61%	62.22%	61.84%	67.23%

The inception date of the Fund was 1/25/12. The first day of secondary market trading was 1/26/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,016.20	$2.95	$1,000.00	$1,021.90	$2.96	0.59%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 8 for more information.

ALLOCATION BY SECTOR

As of 2/28/17

Sector	Percentage of Total Investments*

Industrials	21.41%
Consumer Discretionary	20.07
Financials	15.34
Information Technology	11.18
Real Estate	8.58
Materials	8.03
Energy	4.50
Health Care	4.47
Consumer Staples	4.05
Utilities	1.90
Telecommunication Services	0.47

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/17

Security	Percentage of Total Investments*

Informa PLC	1.87%
Micro Focus International PLC	1.70
Rentokil Initial PLC	1.48
DS Smith PLC	1.43
Melrose Industries PLC	1.37
RPC Group PLC	1.28
Halma PLC	1.25
Rightmove PLC	1.24
Pennon Group PLC	1.15
Booker Group PLC	1.14

TOTAL	13.91%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on September 1, 2016 and held through February 28, 2017, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® CURRENCY HEDGED MSCI UNITED KINGDOM ETF

February 28, 2017

Security	Shares	Value
INVESTMENT COMPANIES — 99.92%

EXCHANGE-TRADED FUNDS — 99.92%
iShares MSCI United Kingdom ETF[a,b]	2,453,402	$78,288,058

		78,288,058

TOTAL INVESTMENT COMPANIES
(Cost: $77,295,780)		78,288,058

SHORT-TERM INVESTMENTS — 0.30%

MONEY MARKET FUNDS — 0.30%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.98%[c,d,e]	194,622	194,700
BlackRock Cash Funds: Treasury, SL Agency Shares
0.47%[c,d]	41,750	41,750

		236,450

TOTAL SHORT-TERM INVESTMENTS
(Cost: $236,450)		236,450

TOTAL INVESTMENTS IN SECURITIES — 100.22%
(Cost: $77,532,230)[f]		78,524,508
Other Assets, Less Liabilities — (0.22)%		(173,085)

NET ASSETS — 100.00%		$78,351,423

[a]	Affiliated issuer. See Schedule 1.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments for federal income tax purposes was $77,559,244. Net unrealized appreciation was $965,264, of which $992,278 represented gross unrealized appreciation on securities and $27,014 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the six months ended February 28, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
iShares MSCI United Kingdom ETF	7,259,436	2,015,104	(6,821,138)[a]	2,453,402	$78,288,058	$859,389	$(1,913,788)

[a]	Includes 3,792,372 shares from a one-for-two reverse stock split.

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI UNITED KINGDOM ETF

February 28, 2017

Schedule 2 — Forward Currency Contracts (Note 6)

Forward currency contracts outstanding as of February 28, 2017 were as follows:

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
GBP	29,604,500	USD	36,728,497	CITI	03/03/2017	$6,805
USD	37,130,710	GBP	29,604,500	CITI	03/03/2017	395,408
USD	40,698,057	GBP	32,407,500	MS	03/03/2017	484,600
USD	40,041,515	GBP	32,227,500	MS	04/05/2017	16,786

						903,599

GBP	32,407,500	USD	40,257,499	MS	03/03/2017	(44,041)
USD	36,759,937	GBP	29,604,500	CITI	04/05/2017	(7,175)
USD	1,289,069	GBP	1,038,000	MS	04/05/2017	(69)

						(51,285)

			Net unrealized appreciation			$852,314

Counterparties:

CITI — Citibank N.A. London

MS — Morgan Stanley and Co. International PLC

Currency abbreviations:

GBP — British Pound

USD — United States Dollar

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment companies	$78,288,058	$—	$—	$78,288,058
Money market funds	236,450	—	—	236,450

Total	$78,524,508	$—	$—	$78,524,508

Derivative financial instruments[a]:
Assets:
Forward currency contracts	$—	$903,599	$—	$903,599
Liabilities:
Forward currency contracts	—	(51,285)	—	(51,285)

Total	$—	$852,314	$—	$852,314

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

10	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI UNITED KINGDOM ETF

February 28, 2017

Security	Shares	Value
COMMON STOCKS — 99.04%

AEROSPACE & DEFENSE — 2.16%
BAE Systems PLC	3,524,211	$27,628,832
Cobham PLC	1,899,323	2,831,494
Meggitt PLC	862,067	5,047,319
Rolls-Royce Holdings PLC	2,043,217	20,010,102

		55,517,747
AIR FREIGHT & LOGISTICS — 0.20%
Royal Mail PLC	1,000,790	5,163,359

		5,163,359
AIRLINES — 0.08%
easyJet PLC	176,658	2,090,614

		2,090,614
AUTO COMPONENTS — 0.33%
GKN PLC	1,906,336	8,537,709

		8,537,709
BANKS — 13.04%
Barclays PLC	18,833,130	53,082,428
HSBC Holdings PLC	22,001,154	177,000,324
Lloyds Banking Group PLC	71,379,397	60,995,809
Royal Bank of Scotland Group PLC[a]	3,924,994	11,614,778
Standard Chartered PLC[a]	3,648,652	32,799,729

		335,493,068
BEVERAGES — 3.26%
Coca-Cola HBC AGa	201,046	4,866,034
Diageo PLC	2,797,925	78,965,827

		83,831,861
BIOTECHNOLOGY — 2.36%
Shire PLC	1,003,778	60,631,389

		60,631,389
CAPITAL MARKETS — 1.63%
3i Group PLC	1,080,621	9,258,432
Aberdeen Asset Management PLC	1,025,865	3,529,762
Hargreaves Lansdown PLC	289,955	4,816,948
Investec PLC	728,260	5,242,638
London Stock Exchange Group PLC	350,417	13,421,895
Schroders PLC	150,804	5,766,808

		42,036,483
CHEMICALS — 0.57%
Croda International PLC	145,923	6,370,059

Security	Shares	Value
Johnson Matthey PLC	214,957	$8,195,971

		14,566,030
COMMERCIAL SERVICES & SUPPLIES — 0.35%
Babcock International Group PLC	280,217	3,305,696
G4S PLC	1,725,651	5,628,336

		8,934,032
CONSUMER FINANCE — 0.23%
Provident Financial PLC	164,035	5,960,456

		5,960,456
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.66%
BT Group PLC	9,405,986	38,286,436
Inmarsat PLC	501,580	4,440,943

		42,727,379
ELECTRIC UTILITIES — 0.84%
SSE PLC	1,127,207	21,615,555

		21,615,555
ENERGY EQUIPMENT & SERVICES — 0.12%
Petrofac Ltd.	288,350	3,198,905

		3,198,905
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.39%
British Land Co. PLC (The)	1,087,467	8,356,283
Hammerson PLC	871,429	6,381,732
Intu Properties PLC	1,046,739	3,737,051
Land Securities Group PLC	878,018	11,647,177
Segro PLC	921,403	5,661,882

		35,784,125
FOOD & STAPLES RETAILING — 1.35%
J Sainsbury PLC	1,823,987	6,073,904
Tesco PLC[a]	9,079,686	21,286,869
Wm Morrison Supermarkets PLC	2,467,249	7,448,415

		34,809,188
FOOD PRODUCTS — 0.69%
Associated British Foods PLC	396,149	12,910,829
Tate & Lyle PLC	518,632	4,801,670

		17,712,499
HEALTH CARE EQUIPMENT & SUPPLIES — 0.57%
Smith & Nephew PLC	978,195	14,741,092

		14,741,092
HEALTH CARE PROVIDERS & SERVICES — 0.15%
Mediclinic International PLC	409,863	3,781,899

		3,781,899

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI UNITED KINGDOM ETF

February 28, 2017

Security	Shares	Value
HOTELS, RESTAURANTS & LEISURE — 3.15%
Carnival PLC	211,837	$11,596,204
Compass Group PLC	1,826,502	34,048,034
InterContinental Hotels Group PLC	208,486	9,848,343
Merlin Entertainments PLC[b]	789,266	4,832,241
TUI AG	554,563	7,853,319
Whitbread PLC	203,711	9,696,299
William Hill PLC	965,828	3,171,752

		81,046,192
HOUSEHOLD DURABLES — 1.14%
Barratt Developments PLC	1,114,709	7,095,242
Berkeley Group Holdings PLC	145,617	5,334,699
Persimmon PLC	342,819	8,792,309
Taylor Wimpey PLC	3,629,666	8,130,163

		29,352,413
HOUSEHOLD PRODUCTS — 2.48%
Reckitt Benckiser Group PLC	700,620	63,741,075

		63,741,075
INDUSTRIAL CONGLOMERATES — 0.65%
DCC PLC	98,604	8,423,550
Smiths Group PLC	439,384	8,174,204

		16,597,754
INSURANCE — 6.17%
Admiral Group PLC	235,056	5,346,968
Aviva PLC	4,504,755	27,916,476
Direct Line Insurance Group PLC	1,528,656	6,534,262
Legal & General Group PLC	6,613,877	20,435,859
Old Mutual PLC	5,480,581	14,874,499
Prudential PLC	2,865,766	57,326,018
RSA Insurance Group PLC	1,133,020	8,445,483
St. James’s Place PLC	585,543	7,687,256
Standard Life PLC	2,191,663	10,055,577

		158,622,398
INTERNET SOFTWARE & SERVICES — 0.21%
Auto Trader Group PLC[b]	1,098,871	5,404,104

		5,404,104
IT SERVICES — 0.26%
Worldpay Group PLC[b]	2,001,780	6,760,616

		6,760,616
MACHINERY — 0.40%
IMI PLC	302,402	4,669,996
Weir Group PLC (The)	240,778	5,641,924

		10,311,920

Security	Shares	Value
MEDIA — 2.55%
ITV PLC[c]	4,031,119	$10,158,059
Pearson PLC	910,093	7,633,184
Sky PLC	1,147,003	14,237,624
WPP PLC	1,427,033	33,686,929

		65,715,796
METALS & MINING — 7.46%
Anglo American PLC[a]	1,557,611	24,625,993
Antofagasta PLC	438,534	4,431,180
BHP Billiton PLC	2,346,935	37,893,830
Fresnillo PLC	245,845	4,546,113
Glencore PLC[a]	13,595,652	54,485,810
Randgold Resources Ltd.	103,018	9,627,491
Rio Tinto PLC	1,374,645	56,398,763

		192,009,180
MULTI-UTILITIES — 2.65%
Centrica PLC	6,077,390	17,159,778
National Grid PLC	4,184,073	50,895,114

		68,054,892
MULTILINE RETAIL — 0.58%
Marks & Spencer Group PLC	1,805,459	7,521,997
Next PLC	154,886	7,376,166

		14,898,163
OIL, GAS & CONSUMABLE FUELS — 13.87%
BP PLC	21,026,604	118,673,672
Royal Dutch Shell PLC Class A	4,855,570	125,649,052
Royal Dutch Shell PLC Class B	4,163,008	112,597,037

		356,919,761
PAPER & FOREST PRODUCTS — 0.37%
Mondi PLC	408,308	9,547,172

		9,547,172
PERSONAL PRODUCTS — 2.63%
Unilever PLC	1,426,188	67,777,650

		67,777,650
PHARMACEUTICALS — 7.64%
AstraZeneca PLC	1,405,194	81,206,084
GlaxoSmithKline PLC	5,416,826	111,086,725
Hikma Pharmaceuticals PLC	159,707	4,272,898

		196,565,707
PROFESSIONAL SERVICES — 2.20%
Capita PLC	741,158	5,197,144
Experian PLC	1,055,919	20,984,353
Intertek Group PLC	179,323	7,870,486
RELX PLC	1,210,155	22,664,053

		56,716,036

12	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI UNITED KINGDOM ETF

February 28, 2017

Security	Shares	Value
SOFTWARE — 0.37%
Sage Group PLC (The)	1,194,968	$9,606,139

		9,606,139
SPECIALTY RETAIL — 0.56%
Dixons Carphone PLC	1,088,418	4,103,916
Kingfisher PLC	2,490,962	10,204,389

		14,308,305
TEXTILES, APPAREL & LUXURY GOODS — 0.41%
Burberry Group PLC	493,807	10,606,158

		10,606,158
TOBACCO — 7.04%
British American Tobacco PLC	2,071,602	130,957,419
Imperial Brands PLC	1,065,350	50,284,626

		181,242,045
TRADING COMPANIES & DISTRIBUTORS — 1.73%
Ashtead Group PLC	557,908	11,496,959
Bunzl PLC	373,290	10,474,975
Travis Perkins PLC	277,846	5,262,340
Wolseley PLC	280,318	17,144,885

		44,379,159
WATER UTILITIES — 0.65%
Severn Trent PLC	261,689	7,613,600
United Utilities Group PLC	757,871	9,228,183

		16,841,783
WIRELESS TELECOMMUNICATION SERVICES — 2.89%
Vodafone Group PLC	29,571,092	74,295,713

		74,295,713

TOTAL COMMON STOCKS
(Cost: $3,095,502,626)		2,548,453,521

Security	Shares	Value
SHORT-TERM INVESTMENTS — 0.46%

MONEY MARKET FUNDS — 0.46%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.98%[d,e,f]	10,439,742	$10,443,918
BlackRock Cash Funds: Treasury, SL Agency Shares
0.47%[d,e]	1,344,883	1,344,883

		11,788,801

TOTAL SHORT-TERM INVESTMENTS
(Cost: $11,788,801)		11,788,801

TOTAL INVESTMENTS IN SECURITIES — 99.50%
(Cost: $3,107,291,427)[g]		2,560,242,322
Other Assets, Less Liabilities — 0.50%		12,759,597

NET ASSETS — 100.00%		$2,573,001,919

[a]	Non-income earning security.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[g]	The cost of investments for federal income tax purposes was $3,178,779,874. Net unrealized depreciation was $618,537,552, of which $51,120,273 represented gross unrealized appreciation on securities and $669,657,825 represented gross unrealized depreciation on securities.

Schedule 1 — Futures Contracts (Note 5)

Futures contracts outstanding as of February 28, 2017 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
FTSE 100 Index	262	Mar. 2017	Intercontinental	$23,266,822	$23,687,917	$421,095

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI UNITED KINGDOM ETF

February 28, 2017

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$2,548,453,521	$—	$—	$2,548,453,521
Money market funds	11,788,801	—	—	11,788,801

Total	$2,560,242,322	$—	$—	$2,560,242,322

Derivative financial instruments[a]:
Assets:
Futures contracts	$421,095	$—	$—	$421,095

Total	$421,095	$—	$—	$421,095

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

14	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI UNITED KINGDOM SMALL-CAP ETF

February 28, 2017

Security	Shares	Value
COMMON STOCKS — 99.81%

AEROSPACE & DEFENSE — 1.44%
Chemring Group PLC[a]	24,404	$58,991
QinetiQ Group PLC	50,508	174,163
Senior PLC	36,696	83,520
Ultra Electronics Holdings PLC	6,165	149,292

		465,966
AIRLINES — 0.17%
Dart Group PLC	8,426	55,939

		55,939
BANKS — 2.41%
Aldermore Group PLC[a]	18,225	52,525
BGEO Group PLC	3,468	121,052
CYBG PLC[a]	77,283	253,891
Metro Bank PLC[a]	5,296	225,456
Shawbrook Group PLC[a,b]	12,000	38,198
Virgin Money Holdings UK PLC	21,395	87,114

		778,236
BEVERAGES — 1.05%
Britvic PLC	21,917	172,232
Fevertree Drinks PLC	7,588	132,762
Stock Spirits Group PLC	15,859	34,339

		339,333
BIOTECHNOLOGY — 0.89%
Abcam PLC	16,031	171,861
Genus PLC	5,358	115,614

		287,475
BUILDING PRODUCTS — 0.22%
Polypipe Group PLC	16,712	70,417

		70,417
CAPITAL MARKETS — 7.34%
Allied Minds PLC[a]	18,457	88,426
Ashmore Group PLC	34,172	151,384
Brewin Dolphin Holdings PLC	24,775	95,481
Close Brothers Group PLC	13,185	247,424
CMC Markets PLC[b]	10,552	15,363
Henderson Group PLC	99,307	276,196
IG Group Holdings PLC	32,212	214,653
Intermediate Capital Group PLC	24,220	213,990
Jupiter Fund Management PLC	38,217	199,408
Man Group PLC	148,154	269,907
NEX Group PLC	27,867	201,477
P2P Global Investments PLC/Fund	7,582	75,009

Security	Shares	Value
SVG Capital PLC[a]	6,130	$54,389
TP ICAP PLC	43,860	266,893

		2,370,000
CHEMICALS — 2.34%
Elementis PLC	40,726	151,836
Essentra PLC	23,105	156,266
Scapa Group PLC	12,557	58,050
Sirius Minerals PLC[a,c]	345,908	77,481
Synthomer PLC	23,844	132,513
Victrex PLC	7,512	178,639

		754,785
COMMERCIAL SERVICES & SUPPLIES — 5.56%
Aggreko PLC	22,529	295,490
Berendsen PLC	15,159	172,699
Cape PLC	10,541	22,266
De La Rue PLC	8,985	67,197
Homeserve PLC	23,141	171,628
IWG PLC	56,781	199,963
Mitie Group PLC	30,935	79,570
Rentokil Initial PLC	160,650	477,992
Restore PLC	9,294	41,925
RPS Group PLC	19,530	60,029
Serco Group PLC[a]	96,578	141,574
Shanks Group PLC	53,555	64,311

		1,794,644
COMMUNICATIONS EQUIPMENT — 0.08%
Telit Communications PLC	7,598	27,041

		27,041
CONSTRUCTION & ENGINEERING — 2.67%
Balfour Beatty PLC	60,666	208,813
Carillion PLC[c]	37,722	102,801
Costain Group PLC	9,136	44,225
Galliford Try PLC	7,277	137,281
Interserve PLC	12,914	38,488
John Laing Group PLC[b]	32,095	109,034
Keller Group PLC	6,347	67,925
Kier Group PLC	8,462	153,318

		861,885
CONSTRUCTION MATERIALS — 0.39%
Forterra PLC[b]	7,218	17,470
Ibstock PLC[b]	17,989	44,323
Marshalls PLC	17,651	65,368

		127,161

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI UNITED KINGDOM SMALL-CAP ETF

February 28, 2017

Security	Shares	Value
CONSUMER FINANCE — 0.29%
Arrow Global Group PLC	13,754	$50,191
International Personal Finance PLC	19,445	43,846

		94,037
CONTAINERS & PACKAGING — 2.71%
DS Smith PLC	83,153	461,191
RPC Group PLC	36,404	413,599

		874,790
DISTRIBUTORS — 1.13%
Inchcape PLC	33,249	310,520
John Menzies PLC	7,364	53,974

		364,494
DIVERSIFIED CONSUMER SERVICES — 0.95%
AA PLC	53,551	174,327
Dignity PLC	4,133	133,464

		307,791
DIVERSIFIED FINANCIAL SERVICES — 0.13%
Plus500 Ltd.	7,014	40,368

		40,368
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.47%
Kcom Group PLC	45,565	51,598
TalkTalk Telecom Group PLC[c]	46,053	100,748

		152,346
ELECTRICAL EQUIPMENT — 1.44%
Dialight PLC[a]	2,127	25,449
Melrose Industries PLC	165,802	439,986

		465,435
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.61%
Electrocomponents PLC	38,740	229,085
Halma PLC	33,266	402,578
Laird PLC	23,636	49,266
Oxford Instruments PLC	4,813	47,944
Renishaw PLC	3,192	122,024
Spectris PLC	10,459	316,269

		1,167,166
ENERGY EQUIPMENT & SERVICES — 1.76%
Amec Foster Wheeler PLC	34,318	187,690
Hunting PLC	12,196	80,361
John Wood Group PLC	31,789	298,862

		566,913

Security	Shares	Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 6.08%
Assura PLC	144,739	$105,366
Big Yellow Group PLC	13,130	119,438
Derwent London PLC	9,289	325,970
Empiric Student Property PLC	44,076	60,607
Great Portland Estates PLC	30,252	243,943
Hansteen Holdings PLC	65,091	95,012
LondonMetric Property PLC	52,275	100,829
NewRiver REIT PLC	20,460	85,522
Primary Health Properties PLC	52,428	71,602
Redefine International PLC/Isle of Man	111,117	51,341
Safestore Holdings PLC	18,416	88,001
Schroder REIT Ltd.	46,099	34,563
Shaftesbury PLC	23,262	265,012
Standard Life Investment Property Income Trust Ltd.	33,867	36,455
Tritax Big Box REIT PLC	96,884	175,901
Workspace Group PLC	10,733	106,048

		1,965,610
FOOD & STAPLES RETAILING — 1.69%
Booker Group PLC	147,949	366,559
Conviviality PLC	14,316	50,104
Greggs PLC	8,866	107,901
Majestic Wine PLC[c]	5,501	22,590

		547,154
FOOD PRODUCTS — 0.99%
Dairy Crest Group PLC	12,356	87,104
Greencore Group PLC	63,006	203,538
Premier Foods PLC[a,c]	62,304	30,625

		321,267
HEALTH CARE EQUIPMENT & SUPPLIES — 0.14%
Advanced Medical Solutions Group PLC	17,481	46,443

		46,443
HEALTH CARE PROVIDERS & SERVICES — 1.10%
CVS Group PLC	5,284	68,647
Spire Healthcare Group PLC[b]	24,645	99,948
UDG Healthcare PLC[c]	21,636	185,640

		354,235
HEALTH CARE TECHNOLOGY — 0.17%
EMIS Group PLC[c]	4,993	56,075

		56,075

16	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI UNITED KINGDOM SMALL-CAP ETF

February 28, 2017

Security	Shares	Value
HOTELS, RESTAURANTS & LEISURE — 5.01%
888 Holdings PLC	14,046	$40,551
Domino’s Pizza Group PLC	43,543	208,070
EI Group PLC[a]	43,557	73,173
Greene King PLC	27,185	228,515
GVC Holdings PLC	24,383	210,879
J D Wetherspoon PLC	6,952	84,737
Jackpotjoy PLC[a,c]	5,260	37,964
Ladbrokes Coral Group PLC	84,195	128,241
Marston’s PLC	50,842	83,957
Mitchells & Butlers PLC	18,059	55,440
Rank Group PLC	15,390	40,601
Restaurant Group PLC (The)	17,575	71,144
SSP Group PLC	41,713	216,351
Thomas Cook Group PLC[a]	128,361	139,766

		1,619,389
HOUSEHOLD DURABLES — 2.60%
Bellway PLC	10,776	349,456
Bovis Homes Group PLC	11,814	114,670
Cairn Homes PLC[a]	60,480	82,421
Crest Nicholson Holdings PLC	22,311	150,480
Redrow PLC	19,478	118,405
Telford Homes PLC[c]	5,943	25,662

		841,094
HOUSEHOLD PRODUCTS — 0.30%
PZ Cussons PLC	24,432	97,047

		97,047
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.48%
Drax Group PLC	35,760	156,417

		156,417
INSURANCE — 4.61%
Beazley PLC	45,930	248,054
Chesnara PLC	12,603	55,048
esure Group PLC	25,584	68,067
Hastings Group Holdings PLC[b]	11,650	33,996
Hiscox Ltd.	25,048	338,503
JRP Group PLC	41,177	75,119
Lancashire Holdings Ltd.	16,642	143,723
Phoenix Group Holdings	31,008	296,343
Saga PLC	98,209	231,102

		1,489,955
INTERNET & DIRECT MARKETING RETAIL — 2.11%
AO World PLC[a]	18,384	33,744

Security	Shares	Value
ASOS PLC[a]	4,759	$321,688
boohoo.com PLC[a]	59,160	112,453
Hostelworld Group PLC[b,c]	8,394	23,084
N Brown Group PLC	13,798	34,735
Ocado Group PLC[a,c]	44,226	137,037
On the Beach Group PLC[b]	5,088	19,248

		681,989
INTERNET SOFTWARE & SERVICES — 3.12%
Gocompare.Com Group PLC[a]	25,436	30,228
iomart Group PLC	7,174	25,800
Just Eat PLC[a]	41,572	258,920
Moneysupermarket.com Group PLC	48,098	197,336
Rightmove PLC	8,201	401,171
ZPG PLC[b]	20,118	93,005

		1,006,460
IT SERVICES — 1.07%
Equiniti Group PLC[b]	25,209	58,897
Kainos Group PLC	4,644	12,714
Paysafe Group PLC[a]	40,808	214,806
Redcentric PLC	12,014	13,380
SafeCharge International Group Ltd.	4,560	13,193
Softcat PLC	7,768	31,223

		344,213
LIFE SCIENCES TOOLS & SERVICES — 0.26%
Clinigen Healthcare Ltd.[a]	8,021	82,845

		82,845
MACHINERY — 3.16%
Bodycote PLC	16,822	165,373
Fenner PLC	17,143	59,359
Morgan Advanced Materials PLC	25,006	96,962
Rotork PLC	76,491	235,108
Spirax-Sarco Engineering PLC	6,449	357,038
Vesuvius PLC	19,001	108,010

		1,021,850
MEDIA — 4.33%
Cineworld Group PLC	16,294	129,667
Daily Mail & General Trust PLC Class A NVS	23,689	211,951
Entertainment One Ltd.	30,060	88,429
Informa PLC	72,249	604,173
ITE Group PLC	22,871	44,612
UBM PLC	34,571	320,715

		1,399,547

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI UNITED KINGDOM SMALL-CAP ETF

February 28, 2017

Security	Shares	Value
METALS & MINING — 2.57%
Acacia Mining PLC	14,512	$96,795
Centamin PLC	96,276	209,421
Evraz PLC[a]	31,068	89,075
Ferrexpo PLC[a]	15,257	30,396
Hochschild Mining PLC	22,083	73,152
KAZ Minerals PLC[a]	21,538	141,246
Lonmin PLC[a]	24,665	37,215
Petra Diamonds Ltd.[a]	45,903	78,428
Vedanta Resources PLC	7,078	75,836

		831,564
MULTI-UTILITIES — 0.26%
Telecom Plus PLC	5,624	84,472

		84,472
MULTILINE RETAIL — 0.92%
B&M European Value Retail SA	61,561	228,441
Debenhams PLC	102,126	68,181

		296,622
OIL, GAS & CONSUMABLE FUELS — 2.74%
Amerisur Resources PLC[a]	79,891	22,120
Cairn Energy PLC[a]	50,709	140,276
EnQuest PLC ADR[a]	91,154	54,731
Faroe Petroleum PLC[a]	27,294	34,899
Hurricane Energy PLC[a]	68,553	44,147
Nostrum Oil & Gas PLC[a]	7,463	46,481
Ophir Energy PLC[a]	62,199	71,015
Pantheon Resources PLC[a]	18,883	20,678
Premier Oil PLC[a]	44,498	38,485
SOCO International PLC	17,704	29,081
Sound Energy PLC[a,c]	48,792	55,252
Stobart Group Ltd.	25,723	60,818
Tullow Oil PLC[a,c]	80,093	267,508

		885,491
PHARMACEUTICALS — 1.90%
BTG PLC[a]	33,724	241,935
Indivior PLC	63,177	274,925
Vectura Group PLC[a]	53,364	96,223

		613,083
PROFESSIONAL SERVICES — 1.62%
Hays PLC	119,719	242,537
Pagegroup PLC	27,228	143,967
WS Atkins PLC	7,477	135,378

		521,882

Security	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.48%
Capital & Counties Properties PLC	66,729	$244,047
Countrywide PLC	13,396	32,506
Foxtons Group PLC	23,059	27,475
Grainger PLC	36,602	115,372
Helical PLC	8,894	35,666
Savills PLC	11,652	124,118
ST Modwen Properties PLC	16,510	70,367
UNITE Group PLC (The)	19,488	151,568

		801,119
ROAD & RAIL — 2.01%
FirstGroup PLC[a]	105,862	158,345
Go-Ahead Group PLC	3,768	92,371
National Express Group PLC	38,170	172,516
Northgate PLC	11,719	82,249
Redde PLC	25,867	52,548
Stagecoach Group PLC	35,141	90,783

		648,812
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.23%
Imagination Technologies Group PLC[a]	23,369	75,754

		75,754
SOFTWARE — 3.05%
AVEVA Group PLC	5,610	133,548
Micro Focus International PLC	20,144	547,468
Playtech PLC	19,819	220,115
Sophos Group PLC[b]	23,934	83,096

		984,227
SPECIALTY RETAIL — 2.65%
Card Factory PLC	26,828	88,136
Dunelm Group PLC	8,812	70,838
Halfords Group PLC	17,418	73,630
JD Sports Fashion PLC	29,906	130,922
Lookers PLC	27,765	42,584
Pets at Home Group PLC	32,854	75,225
Sports Direct International PLC[a]	23,484	86,794
SuperGroup PLC	4,270	78,482
WH Smith PLC	9,922	208,910

		855,521
TEXTILES, APPAREL & LUXURY GOODS — 0.33%
Jimmy Choo PLC[a,c]	9,903	19,532
Ted Baker PLC	2,503	87,400

		106,932

18	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI UNITED KINGDOM SMALL-CAP ETF

February 28, 2017

Security	Shares	Value
THRIFTS & MORTGAGE FINANCE — 0.54%
OneSavings Bank PLC	9,523	$43,278
Paragon Group of Companies PLC (The)	24,666	130,175

		173,453
TRADING COMPANIES & DISTRIBUTORS — 2.03%
Diploma PLC	9,942	132,502
Grafton Group PLC	19,775	155,031
Howden Joinery Group PLC	55,123	293,518
SIG PLC	52,408	73,043

		654,094
TRANSPORTATION INFRASTRUCTURE — 1.06%
BBA Aviation PLC	90,570	343,751

		343,751
WATER UTILITIES — 1.15%
Pennon Group PLC	34,436	371,314

		371,314

TOTAL COMMON STOCKS
(Cost: $34,058,385)		32,245,903

SHORT-TERM INVESTMENTS — 2.05%

MONEY MARKET FUNDS — 2.05%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.98%[d,e,f]	640,184	640,440

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.47%[d,e]	22,969	$22,969

		663,409

TOTAL SHORT-TERM INVESTMENTS
(Cost: $663,242)		663,409

TOTAL INVESTMENTS IN SECURITIES — 101.86%
(Cost: $34,721,627)[g]		32,909,312
Other Assets, Less Liabilities — (1.86)%		(600,118)

NET ASSETS — 100.00%		$32,309,194

ADR — American Depositary Receipts

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[g]	The cost of investments for federal income tax purposes was $35,048,467. Net unrealized depreciation was $2,139,155, of which $1,338,187 represented gross unrealized appreciation on securities and $3,477,342 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$32,245,903	$—	$—	$32,245,903
Money market funds	663,409	—	—	663,409

Total	$32,909,312	$—	$—	$32,909,312

See notes to financial statements.

SCHEDULES OF INVESTMENTS	19

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

February 28, 2017

	iShares Currency Hedged MSCI United Kingdom ETF	iShares MSCI United Kingdom ETF		iShares MSCI United Kingdom Small-Cap ETF

ASSETS
Investments, at cost:
Unaffiliated	$—	$3,095,502,626		$34,058,385
Affiliated (Note 2)	77,532,230	11,788,801		663,242

Total cost of investments	$77,532,230	$3,107,291,427		$34,721,627

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$—	$2,548,453,521		$32,245,903
Affiliated (Note 2)	78,524,508	11,788,801		663,409

Total fair value of investments	78,524,508	2,560,242,322		32,909,312
Foreign currency, at value[b]	—	5,057,694		58,096
Foreign currency pledged to broker, at value[b]	—	1,071,603		—
Receivables:
Investment securities sold	—	1,364,862		11,877
Due from custodian (Note 4)	—	103,718		—
Dividends and interest	33	19,046,008		17,319
Unrealized appreciation on forward currency contracts (Note 6)	903,599	—		—
Capital shares sold	13,443	346,531		—
Futures variation margin	—	421,095		—
Tax reclaims	—	156,241		5,443

Total Assets	79,441,583	2,587,809,774		33,002,047

LIABILITIES
Payables:
Investment securities purchased	844,175	3,428,485		39,907
Collateral for securities on loan (Note 1)	194,700	10,443,918		640,206
Unrealized depreciation on forward currency contracts (Note 6)	51,285	—		—
Investment advisory fees (Note 2)	—	935,452		12,740

Total Liabilities	1,090,160	14,807,855		692,853

NET ASSETS	$78,351,423	$2,573,001,919		$32,309,194

Net assets consist of:
Paid-in capital	$81,235,976	$3,363,804,921		$34,904,774
Undistributed (distributions in excess of) net investment income	31,531	17,641,065		(34,575)
Accumulated net realized loss	(4,760,676)	(261,766,201)		(747,010)
Net unrealized appreciation (depreciation)	1,844,592	(546,677,866)		(1,813,995)

NET ASSETS	$78,351,423	$2,573,001,919		$32,309,194

Shares outstanding[c]	3,350,000	80,600,000	[d]	900,000

Net asset value per share	$23.39	$31.92	[d]	$35.90

[a]	Securities on loan with values of $188,269, $9,931,220 and $608,292, respectively. See Note 1.
[b]	Cost of foreign currency including currency pledged to broker: $ —, $6,112,403 and $58,419, respectively.
[c]	No par value, unlimited number of shares authorized.
[d]	Shares outstanding and net asset value per share reflect a one-for-two reverse stock split effective after the close of trading on November 4, 2016. See Note 4.

See notes to financial statements.

20	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended February 28, 2017

	iShares Currency Hedged MSCI United Kingdom ETF	iShares MSCI United Kingdom ETF	iShares MSCI United Kingdom Small-Cap ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$—	$37,385,886	$280,266
Dividends — affiliated (Note 2)	859,570	2,500	38
Interest — unaffiliated	—	144	—
Securities lending income — affiliated — net (Note 2)	7,859	21,433	12,885

Total investment income	867,429	37,409,963	293,189

EXPENSES
Investment advisory fees (Note 2)	279,640	5,004,813	70,807

Total expenses	279,640	5,004,813	70,807
Less investment advisory fees waived (Note 2)	(279,640)	—	—

Net expenses	—	5,004,813	70,807

Net investment income	867,429	32,405,150	222,382

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	—	(3,349,945)	(560,890)
Investments — affiliated (Note 2)	(910,284)	1,464	67
In-kind redemptions — unaffiliated	—	3,184,685	193,448
In-kind redemptions — affiliated (Note 2)	(1,001,320)	—	—
Futures contracts	—	1,343,718	—
Foreign currency transactions	4,740,946	22,920	(6,014)
Realized gain distributions from affiliated funds	1	4	—

Net realized gain (loss)	2,829,343	1,202,846	(373,389)

Net change in unrealized appreciation/depreciation on:
Investments	506,829	39,763,032	379,626
Forward currency contracts	1,041,595	—	—
Futures contracts	—	(584,017)	—
Translation of assets and liabilities in foreign currencies	—	(71,309)	(905)

Net change in unrealized appreciation/depreciation	1,548,424	39,107,706	378,721

Net realized and unrealized gain	4,377,767	40,310,552	5,332

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,245,196	$72,715,702	$227,714

[a]	Net of foreign withholding tax of $ —, $180,911 and $3,596, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	21

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Currency Hedged MSCI United Kingdom ETF		iShares MSCI United Kingdom ETF
	Six months ended February 28, 2017 (Unaudited)	Year ended August 31, 2016	Six months ended February 28, 2017 (Unaudited)[a]	Year ended August 31, 2016[a]

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$867,429	$194,174	$32,405,150	$85,587,553
Net realized gain (loss)	2,829,343	497,376	1,202,846	(145,902,668)
Net change in unrealized appreciation/depreciation	1,548,424	432,742	39,107,706	(86,625,910)

Net increase (decrease) in net assets resulting from operations	5,245,196	1,124,292	72,715,702	(146,941,025)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(836,177)	(193,895)	(26,750,742)	(97,031,722)
From net realized gain	(8,272,441)	(59,274)	—	—

Total distributions to shareholders	(9,108,618)	(253,169)	(26,750,742)	(97,031,722)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	33,369,242	118,249,408	684,258,045	121,795,339
Cost of shares redeemed	(65,551,947)	(7,044,338)	(86,101,796)	(1,159,767,653)

Net increase (decrease) in net assets from capital share transactions	(32,182,705)	111,205,070	598,156,249	(1,037,972,314)

INCREASE (DECREASE) IN NET ASSETS	(36,046,127)	112,076,193	644,121,209	(1,281,945,061)

NET ASSETS
Beginning of period	114,397,550	2,321,357	1,928,880,710	3,210,825,771

End of period	$78,351,423	$114,397,550	$2,573,001,919	$1,928,880,710

Undistributed net investment income included in net assets at end of period	$31,531	$279	$17,641,065	$11,986,657

SHARES ISSUED AND REDEEMED
Shares sold	1,400,000	4,800,000	24,000,000	3,800,000
Shares redeemed	(2,650,000)	(300,000)	(4,900,000)	(35,900,000)

Net increase (decrease) in shares outstanding	(1,250,000)	4,500,000	19,100,000	(32,100,000)

[a]	Share transactions reflect a one-for-two reverse stock split effective after the close of trading on November 4, 2016. See Note 4.

See notes to financial statements.

22	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares MSCI United Kingdom Small-Cap ETF
	Six months ended February 28, 2017 (Unaudited)	Year ended August 31, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$222,382	$438,597
Net realized loss	(373,389)	(315,964)
Net change in unrealized appreciation/depreciation	378,721	(1,204,272)

Net increase (decrease) in net assets resulting from operations	227,714	(1,081,639)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(360,372)	(427,464)

Total distributions to shareholders	(360,372)	(427,464)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	9,014,541	17,589,399
Cost of shares redeemed	(1,707,570)	(7,310,112)

Net increase in net assets from capital share transactions	7,306,971	10,279,287

INCREASE IN NET ASSETS	7,174,313	8,770,184

NET ASSETS
Beginning of period	25,134,881	16,364,697

End of period	$32,309,194	$25,134,881

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(34,575)	$103,415

SHARES ISSUED AND REDEEMED
Shares sold	250,000	500,000
Shares redeemed	(50,000)	(200,000)

Net increase in shares outstanding	200,000	300,000

See notes to financial statements.

FINANCIAL STATEMENTS	23

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares Currency Hedged MSCI United Kingdom ETF

	Six months ended Feb. 28, 2017 (Unaudited)	Year ended Aug. 31, 2016	Period from Jun. 29, 2015[a] to Aug. 31, 2015
Net asset value, beginning of period	$24.87	$23.21	$24.35

Income from investment operations:
Net investment income (loss)[b]	0.23	0.43	(0.00)[c]
Net realized and unrealized gain (loss)[d]	1.64	2.48	(1.14)

Total from investment operations	1.87	2.91	(1.14)

Less distributions from:
Net investment income	(0.29)	(1.01)	—
Net realized gain	(3.06)	(0.24)	—

Total distributions	(3.35)	(1.25)	—

Net asset value, end of period	$23.39	$24.87	$23.21

Total return	8.75%[e]	12.90%	(4.64)%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$78,351	$114,398	$2,321
Ratio of expenses to average net assets[f,g]	0.00%	0.00%	0.01%
Ratio of expenses to average net assets prior to waived fees[f,g]	0.62%	0.62%	0.62%
Ratio of net investment income to average net assets[f]	1.92%	1.80%	(0.01)%
Portfolio turnover rate[h,i]	14%[e]	4%	0%[e]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	Rounds to less than $0.01.
[d]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[h]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[i]	Portfolio turnover rates exclude the portfolio activity of the underlying fund in which the Fund is invested. See page 25 for the portfolio turnover rates of the underlying fund.

See notes to financial statements.

24	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI United Kingdom ETF
	Six months ended Feb. 28, 2017 (Unaudited)[a]	Year ended Aug. 31, 2016[a]	Year ended Aug. 31, 2015[a]	Year ended Aug. 31, 2014[a]	Year ended Aug. 31, 2013[a]	Year ended Aug. 31, 2012[a]
Net asset value, beginning of period	$31.36	$34.30	$41.05	$37.09	$33.83	$32.86

Income from investment operations:
Net investment income[b]	0.49	1.22	1.30	2.76 [c]	1.32	1.28
Net realized and unrealized gain (loss)[d]	0.49	(2.73)	(6.66)	3.71	2.97	0.93

Total from investment operations	0.98	(1.51)	(5.36)	6.47	4.29	2.21

Less distributions from:
Net investment income	(0.42)	(1.43)	(1.39)	(2.51)	(1.03)	(1.24)

Total distributions	(0.42)	(1.43)	(1.39)	(2.51)	(1.03)	(1.24)

Net asset value, end of period	$31.92	$31.36	$34.30	$41.05	$37.09	$33.83

Total return	3.19%[e]	(4.44)%	(13.26)%	17.56%	12.91%	6.94%

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,573,002	$1,928,881	$3,210,826	$4,236,360	$2,670,796	$1,356,494
Ratio of expenses to average net assets[f]	0.49%	0.48%	0.48%	0.48%	0.51%	0.53%
Ratio of net investment income to average net assets[f]	3.18%	3.80%	3.46%	6.71%[c]	3.61%	3.88%
Portfolio turnover rate[g]	1%[e]	5%	4%	10%	4%	7%

[a]	Per share amounts reflect a one-for-two reverse stock split effective after the close of trading on November 4, 2016. See Note 4.
[b]	Based on average shares outstanding throughout each period.
[c]	Includes a one-time special distribution from Vodafone Group PLC which represented $0.66 per share and 3.23% of average net assets.
[d]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	25

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI United Kingdom Small-Cap ETF
	Six months ended Feb. 28, 2017 (Unaudited)	Year ended Aug. 31, 2016	Year ended Aug. 31, 2015	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Period from Jan. 25, 2012[a] to Aug. 31, 2012
Net asset value, beginning of period	$35.91	$40.91	$40.82	$35.27	$27.95	$25.48

Income from investment operations:
Net investment income[b]	0.32	1.02	1.07	0.95	0.91	0.43
Net realized and unrealized gain (loss)[c]	0.22	(4.89)	0.40	5.26	7.41	2.36

Total from investment operations	0.54	(3.87)	1.47	6.21	8.32	2.79

Less distributions from:
Net investment income	(0.55)	(1.13)	(1.38)	(0.66)	(1.00)	(0.32)

Total distributions	(0.55)	(1.13)	(1.38)	(0.66)	(1.00)	(0.32)

Net asset value, end of period	$35.90	$35.91	$40.91	$40.82	$35.27	$27.95

Total return	1.62%[d]	(9.66)%	3.84%	17.66%	30.27%	11.02%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$32,309	$25,135	$16,365	$32,656	$8,818	$2,795
Ratio of expenses to average net assets[e]	0.59%	0.59%	0.59%	0.59%	0.59%	0.59%
Ratio of net investment income to average net assets[e]	1.85%	2.72%	2.71%	2.29%	2.82%	2.65%
Portfolio turnover rate[f]	6%[d]	21%	17%	13%	19%	12%[d]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

26	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Currency Hedged MSCI United Kingdom	Non-diversified
MSCI United Kingdom	Non-diversified
MSCI United Kingdom Small-Cap	Non-diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective. Currently the iShares Currency Hedged MSCI United Kingdom ETF seeks to achieve its investment objective by investing a substantial portion of its assets in the iShares MSCI United Kingdom ETF. The financial statements and schedule of investments for the iShares MSCI United Kingdom ETF are included in this report and should be read in conjunction with the financial statements of the iShares Currency Hedged MSCI United Kingdom ETF.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•	Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

NOTES TO FINANCIAL STATEMENTS	27

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

•	Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Futures contracts are valued at that day’s last reported settlement price on the exchange where the contract is traded.

•	Forward currency contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. Interpolated forward exchange rates are used for contracts with interim settlement dates for which quotations are not available.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration factors that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

28	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of February 28, 2017 are reflected in tax reclaims receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for federal income tax purposes. However, the iShares Currency Hedged MSCI United Kingdom ETF has elected to treat realized gains (losses) from certain foreign currency contracts as capital gain (loss) for federal income tax purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2017, if any, are disclosed in the Funds’ statements of assets and liabilities.

NOTES TO FINANCIAL STATEMENTS	29

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

On October 11, 2016, BlackRock, Inc. (“BlackRock”) implemented changes required by amendments to Rule 2a-7 under the 1940 Act, which governs the operations of U.S. money market funds. The Funds may be exposed to additional risks when reinvesting the cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00 and which may be subject to redemption gates or liquidity fees under certain circumstances.

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of February 28, 2017, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of February 28, 2017 and the total value of the related cash collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

30	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of February 28, 2017:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Currency Hedged MSCI United Kingdom
JPMorgan Securities LLC	$188,269	$188,269	$—

MSCI United Kingdom
Goldman Sachs & Co.	$9,931,220	$9,931,220	$—

MSCI United Kingdom Small-Cap
Citigroup Global Markets Inc.	$18,537	$18,537	$—
Credit Suisse Securities (USA) LLC	133,942	133,942	—
Merrill Lynch, Pierce, Fenner & Smith	93,430	93,430	—
Morgan Stanley & Co. LLC	362,383	362,383	—

	$608,292	$608,292	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent Trustees).

For its investment advisory services to the iShares Currency Hedged MSCI United Kingdom ETF, BFA is entitled to an annual investment advisory fee of 0.62% based on the average daily net assets of the Fund. In addition, the Fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). BFA has contractually agreed to reduce the investment advisory fee for the Fund through December 31, 2020 so that the investment advisory fee is equal to the acquired fund fees and expenses that would have been experienced by the Fund related to its investment in the iShares MSCI United Kingdom ETF (“EWU”), after taking into account any fee waivers by EWU, plus 0.03%. Additionally, BFA has contractually agreed to a reduction in its investment advisory fee of 0.03% through December 31, 2020.

For its investment advisory services to the iShares MSCI United Kingdom ETF, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.59%	First $7 billion
0.54	Over $7 billion, up to and including $11 billion
0.49	Over $11 billion, up to and including $24 billion
0.44	Over $24 billion, up to and including $48 billion
0.40	Over $48 billion, up to and including $72 billion
0.36	Over $72 billion

NOTES TO FINANCIAL STATEMENTS	31

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For its investment advisor services to the iShares MSCI United Kingdom Small-Cap ETF, BFA is entitled to an annual advisory fee of 0.59% based on the Fund’s average daily net assets.

The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

For the six months ended February 28, 2017, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
Currency Hedged MSCI United Kingdom	$1,815
MSCI United Kingdom	5,457
MSCI United Kingdom Small-Cap	2,641

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended February 28, 2017, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
MSCI United Kingdom	$2,796,650	$475,346
MSCI United Kingdom Small-Cap	116,112	7,951

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statements of operations.

32	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended February 28, 2017 were as follows:

iShares ETF	Purchases	Sales
Currency Hedged MSCI United Kingdom	$12,614,193	$14,392,390
MSCI United Kingdom	106,736,354	21,325,303
MSCI United Kingdom Small-Cap	1,453,504	1,447,544

In-kind transactions (see Note 4) for the six months ended February 28, 2017 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Currency Hedged MSCI United Kingdom	$33,478,124	$66,486,215
MSCI United Kingdom	669,433,538	85,127,818
MSCI United Kingdom Small-Cap	8,983,654	1,699,031

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

The Board authorized a one-for-two reverse stock split for the iShares MSCI United Kingdom ETF, effective after the close of trading on November 4, 2016. The impact of the stock split was to decrease the number of shares outstanding by a factor of two, while increasing the NAV per share by a factor of two, resulting in no effect on the net assets of the Fund. The financial statements for the Fund have been adjusted to reflect the reverse stock split.

NOTES TO FINANCIAL STATEMENTS	33

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

5.	FUTURES CONTRACTS

Futures contracts are purchased or sold to gain or manage exposure to changes in the value of commodities (commodity risk), interest rates (interest rate risk), foreign currencies (foreign currency risk) and/or equities (market risk). A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Pursuant to the contract, the fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the fund as unrealized appreciation or depreciation. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Losses may arise if the value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

The following table shows the value of futures contracts held by the iShares MSCI United Kingdom ETF as of February 28, 2017 and the related locations in the statements of assets and liabilities, presented by risk exposure category:

Assets
Equity contracts:
Variation margin/Net assets consist of – net unrealized appreciation (depreciation)[a]	$421,095

[a]	Represents cumulative appreciation of futures contracts as reported in the schedule of investments.

The following table shows the realized and unrealized gains (losses) on futures contracts held by the iShares MSCI United Kingdom ETF during the six months ended February 28, 2017 and the related locations in the statements of operations, presented by risk exposure category:

	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/Depreciation
Equity contracts:
Futures contracts	$1,343,718	$(584,017)

The following table shows the average quarter-end balances of open futures contracts for the iShares MSCI United Kingdom ETF for the six months ended February 28, 2017:

Average value of contracts purchased	$18,986,700

6.	FORWARD CURRENCY CONTRACTS

Forward currency contracts are entered into for the purpose of hedging against the effects of foreign currencies on the value of a portfolio denominated in a non-U.S. currency. A forward currency contract is an obligation to purchase or sell a currency against another currency at a specified future date at an agreed upon price and quantity. Forward currency contracts are traded

34	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

over-the-counter (“OTC”) and not on an organized exchange. The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation. When the contract is closed, a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed is recorded. Non-deliverable forward currency contracts are settled with the counterparty in cash without the delivery of foreign currency. Losses may arise if there are unfavorable movements in the value of a foreign currency relative to the U.S. dollar or if the counterparties do not meet the terms of the agreement. A fund’s use of forward currency contracts also involves the risks of imperfect correlation between the value of its currency positions and its other investments or the fund failing to close out its position due to an illiquid market.

The following table shows the value of forward currency contracts held by the iShares Currency Hedged MSCI United Kingdom ETF as of February 28, 2017 and the related locations in the statements of assets and liabilities, presented by risk exposure category:

Assets
Forward currency contracts:
Unrealized appreciation on forward currency contracts/ Net assets consist of – net unrealized appreciation (depreciation)	$903,599

Liabilities
Forward currency contracts:
Unrealized depreciation on forward currency contracts/ Net assets consist of – net unrealized appreciation (depreciation)	$51,285

The following table shows the realized and unrealized gains (losses) on forward currency contracts held by the iShares Currency Hedged MSCI United Kingdom ETF during the six months ended February 28, 2017 and the related locations in the statements of operations, presented by risk exposure category:

	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/Depreciation
Forward currency contracts:
Foreign currency transactions/Forward currency contracts	$4,740,946	$1,041,595

The following table shows the average quarter-end balances of outstanding forward currency contracts for the iShares Currency Hedged MSCI United Kingdom ETF for the six months ended February 28, 2017:

Average amounts purchased in U.S. dollars	$102,211,336
Average amounts sold in U.S. dollars	$192,250,230

The Funds’ risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Funds. In order to better define their contractual rights and to secure rights that will help the Funds to mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. master agreement (“ISDA Master Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Funds and a counterparty that governs OTC derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default

NOTES TO FINANCIAL STATEMENTS	35

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency.

The collateral requirements under an ISDA Master Agreement are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by the parties. Forward currency contracts held by the Funds generally do not require collateral. To the extent amounts due to the Funds from the counterparty are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to netting arrangements in the statements of assets and liabilities.

The following table presents the exposure of the open forward currency contracts held by the iShares Currency Hedged MSCI United Kingdom ETF that are subject to potential offset on the statement of assets and liabilities as of February 28, 2017:

	Derivative Assets Subject to Offsetting	Derivatives Available for Offset	Net Amount of Derivative Assets
Forward currency contracts	$903,599	$(51,285)	$852,314

	Derivative Liabilities Subject to Offsetting	Derivatives Available for Offset	Net Amount of Derivative Liabilities
Forward currency contracts	$51,285	$(51,285)	$—

7.	PRINCIPAL RISKS

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global

36	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of a Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

The economies and markets of European countries are often closely connected and interdependent, and events in one European country can have an adverse impact on other European countries. The European financial markets have experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of several European countries. Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, the United Kingdom has voted to withdraw from the European Union. The referendum may introduce significant new uncertainties and instability in the financial markets as the United Kingdom negotiates its exit from the European Union.

When a fund concentrates its investments in issuers located in a single country, it assumes the risk that economic, political and social conditions in that country may have a significant impact on its investment performance.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

NOTES TO FINANCIAL STATEMENTS	37

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of August 31, 2016, the Funds’ fiscal year-end, the following Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2017	Expiring 2018	Expiring 2019	Total
MSCI United Kingdom	$66,802,442	$16,140,312	$23,559,917	$22,514,433	$129,017,104
MSCI United Kingdom Small-Cap	112,287	—	—	—	112,287

[a]	Must be utilized prior to losses subject to expiration.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2017, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

9.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

38	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Currency Hedged MSCI United Kingdom	$0.284723	$3.063867	$0.003614	$3.352204	9%	91%	0%[a]	100%
MSCI United Kingdom	0.416790	—	0.005146	0.421936	99	—	1	100
MSCI United Kingdom Small-Cap	0.554418	—	—	0.554418	100	—	—	100

[a]	Rounds to less than 1%.

SUPPLEMENTAL INFORMATION	39

Notes:

40	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	41

Notes:

42	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2017 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-813-0217

FEBRUARY 28, 2017

2017 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares MSCI EAFE ESG Optimized ETF | ESGD | NASDAQ
➢	iShares MSCI Global Impact ETF | MPCT | NASDAQ
➢	iShares MSCI USA ESG Optimized ETF | ESGU | NASDAQ

Fund Performance Overview

iSHARES® MSCI EAFE ESG OPTIMIZED ETF

Performance as of February 28, 2017

The iShares MSCI EAFE ESG Optimized ETF (the “Fund”) seeks to track the investment results of an index composed of of large- and mid-capitalization developed market equities, excluding the U.S. and Canada that have positive environmental, social and governance characteristics, as represented by the MSCI EAFE ESG Focus Index (“the Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2017, the total return for the Fund was 4.27%, net of fees, while the total return for the Index was 4.36%.

	Cumulative Total Returns
	NAV	MARKET	INDEX
Since Inception	14.47%	14.57%	14.70%

The inception date of the Fund was 6/28/16. The first day of secondary market trading was 6/30/16.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,042.70	$2.03	$1,000.00	$1,022.80	$2.01	0.40%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 8 for more information.

ALLOCATION BY SECTOR

As of 2/28/17

Sector	Percentage of Total Investments*

Financials	21.02%
Industrials	14.87
Consumer Discretionary	11.69
Health Care	10.76
Consumer Staples	10.62
Materials	9.25
Information Technology	5.48
Telecommunication Services	4.67
Energy	4.20
Real Estate	3.96
Utilities	3.48

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 2/28/17

Country	Percentage of Total Investments*

Japan	24.23%
United Kingdom	17.79
France	10.05
Germany	9.12
Switzerland	9.04
Australia	7.62
Hong Kong	3.45
Netherlands	3.22
Spain	3.20
Sweden	2.94

TOTAL	90.66%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® MSCI GLOBAL IMPACT ETF

Performance as of February 28, 2017

The iShares MSCI Global Impact ETF (the “Fund”) seeks to track the investment results of an index composed of positive impact companies that derive a majority of their revenue from products and services that address at least one of the world’s major social and environmental challenges as identified by the United Nations Sustainable Development Goals, as represented by the MSCI ACWI Sustainable Impact Index (“the Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2017, the total return for the Fund was 1.28%, net of fees, while the total return for the Index was 1.50%.

	Cumulative Total Returns
	NAV	MARKET	INDEX
Since Inception	3.68%	3.93%	3.98%

The inception date of the Fund was 4/20/16. The first day of secondary market trading was 4/22/16.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,012.80	$2.45	$1,000.00	$1,022.40	$2.46	0.49%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 8 for more information.

ALLOCATION BY SECTOR

As of 2/28/17

Sector	Percentage of Total Investments*

Health Care	20.27%
Consumer Staples	20.19
Industrials	19.95
Consumer Discretionary	14.64
Information Technology	10.15
Real Estate	5.67
Utilities	5.32
Materials	3.81

TOTAL	100.00%

TEN LARGEST COUNTRIES

As of 2/28/17

Country	Percentage of Total Investments*

United States	37.07%
Japan	15.67
France	11.52
United Kingdom	6.96
Denmark	6.08
Switzerland	5.28
China	4.19
Belgium	3.81
Hong Kong	1.77
Australia	1.57

TOTAL	93.92%

*	Excludes money market funds.

6	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI USA ESG OPTIMIZED ETF

Performance as of February 28, 2017

The iShares MSCI USA ESG Optimized ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. companies that have positive environmental, social and governance characteristics, as represented by the MSCI USA ESG Focus Index (“the Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from December 01, 2016 (inception date of the Fund) through February 28, 2017, the total return for the Fund was 8.33%, net of fees, while the total return for the Index was 8.43%.

	Cumulative Total Returns
	NAV	MARKET	INDEX
Since Inception	8.33%	8.35%	8.43%

The inception date of the Fund was 12/1/16. The first day of secondary market trading was 12/2/16.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (12/1/16) [a]	Ending Account Value (2/28/17)	Expenses Paid During Period [b]	Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [b]	Annualized Expense Ratio
$1,000.00	$1,083.30	$0.71	$1,000.00	$1,023.40	$1.40	0.28%

[a]	The beginning of the period (commencement of operations) is December 1, 2016.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (89 days for actual and 181 days for hypothetical expenses) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 8 for more information.

ALLOCATION BY SECTOR

As of 2/28/17

Sector	Percentage of Total Investments*

Information Technology	22.55%
Financials	14.26
Health Care	13.73
Consumer Discretionary	11.38
Industrials	10.98
Consumer Staples	8.92
Energy	5.96
Utilities	3.94
Real Estate	3.22
Materials	2.87
Telecommunication Services	2.19

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/17

Security	Percentage of Total Investments*

Apple Inc.	3.49%
Microsoft Corp.	2.69
Exxon Mobil Corp.	1.63
JPMorgan Chase & Co.	1.61
General Electric Co.	1.60
Johnson & Johnson	1.53
Amazon.com Inc.	1.48
Facebook Inc. Class A	1.47
Alphabet Inc. Class A	1.30
Procter & Gamble Co. (The)	1.29

TOTAL	18.09%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on September 1, 2016 (or commencement of operations, as applicable) and held through February 28, 2017, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI EAFE ESG OPTIMIZED ETF

February 28, 2017

Security	Shares	Value
COMMON STOCKS — 99.26%

AUSTRALIA — 7.60%
Alumina Ltd.	104,300	$147,952
Amcor Ltd./Australia	8,460	91,388
AMP Ltd.	30,720	115,261
APA Group	20,420	132,821
Aristocrat Leisure Ltd.	9,420	120,227
Aurizon Holdings Ltd.	22,820	89,831
Australia & New Zealand Banking Group Ltd.	32,220	765,465
Boral Ltd.	13,320	60,013
Brambles Ltd.	24,700	176,802
Caltex Australia Ltd.	5,140	111,206
Commonwealth Bank of Australia	16,480	1,043,048
CSL Ltd.	3,980	360,654
Dexus Property Group	25,100	182,174
Goodman Group	28,560	165,786
GPT Group (The)	32,520	123,265
Healthscope Ltd.	63,100	109,157
Insurance Australia Group Ltd.	28,080	129,536
LendLease Group	13,520	158,314
Macquarie Group Ltd.	4,420	294,464
Mirvac Group	125,640	207,686
National Australia Bank Ltd.	28,560	702,448
Newcrest Mining Ltd.	10,580	180,096
Origin Energy Ltd.	21,180	106,825
QBE Insurance Group Ltd.	10,720	101,460
Ramsay Health Care Ltd.	2,700	144,856
Rio Tinto Ltd.	4,820	229,726
Sonic Healthcare Ltd.	5,360	88,685
South32 Ltd.	94,840	181,565
Stockland	69,160	250,980
Sydney Airport	23,540	109,678
Tatts Group Ltd.	37,000	115,497
Telstra Corp. Ltd.	37,640	139,488
Transurban Group	28,200	239,148
Wesfarmers Ltd.	9,720	319,256
Westpac Banking Corp.	34,140	884,576
Woodside Petroleum Ltd.	11,820	284,812
Woolworths Ltd.	9,000	178,250

		8,842,396
AUSTRIA — 0.23%
OMV AG	6,980	267,455

		267,455

Security	Shares	Value
BELGIUM — 1.13%
Anheuser-Busch InBev SA/NV	8,200	$899,650
KBC Group NV	4,880	299,410
Umicore SA	2,180	115,163

		1,314,223
DENMARK — 1.70%
AP Moller – Maersk A/S Class A	80	124,432
Carlsberg A/S Class B	1,678	147,889
Chr Hansen Holding A/S	1,881	112,618
Coloplast A/S Class B	2,520	178,219
Genmab A/Sa	500	99,357
ISS A/S	3,760	146,960
Novo Nordisk A/S Class B	19,080	679,733
Novozymes A/S Class B	3,420	131,960
Pandora A/S	1,509	172,580
Vestas Wind Systems A/S	2,580	191,979

		1,985,727
FINLAND — 0.87%
Kone OYJ Class B	2,600	116,754
Neste OYJ	5,520	192,859
Nokia OYJ	61,740	317,397
UPM-Kymmene OYJ	5,620	133,948
Wartsila OYJ Abp	4,820	248,558

		1,009,516
FRANCE — 10.02%
Accor SA	2,940	116,371
Aeroports de Paris	1,140	129,616
Air Liquide SA	3,540	383,307
Airbus SE	5,360	394,814
ArcelorMittal[a]	17,180	151,703
Atos SE	1,520	180,089
AXA SA	21,960	519,664
BNP Paribas SA	8,380	490,910
Capgemini SA	1,720	147,475
Carrefour SA	4,860	116,402
Cie. de Saint-Gobain	5,240	251,842
Cie. Generale des Etablissements Michelin Class B	2,260	254,676
CNP Assurances	6,480	120,395
Danone SA	9,040	600,945
Eiffage SA	1,340	95,998
Engie SA	13,380	164,071
Essilor International SA	3,600	413,713
Eurazeo SA	2,080	128,855
Imerys SA	1,840	149,024

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE ESG OPTIMIZED ETF

February 28, 2017

Security	Shares	Value
Kering	880	$214,836
L’Oreal SA	3,440	641,696
Legrand SA	3,280	185,489
LVMH Moet Hennessy Louis Vuitton SE	2,600	523,405
Natixis SA	25,140	137,603
Orange SA	20,320	308,010
Pernod Ricard SA	2,860	327,912
Peugeot SAa	7,060	134,735
Renault SA	2,260	201,027
Rexel SA	5,480	88,889
Sanofi	10,240	884,954
Schneider Electric SE	7,780	528,180
Societe BIC SA	1,120	138,945
Societe Generale SA	6,460	287,687
STMicroelectronics NV	5,280	80,792
Suez	8,720	131,158
Thales SA	960	94,869
Total SA	21,680	1,083,899
Unibail-Rodamco SE	1,800	411,896
Valeo SA	2,140	131,913
Vivendi SA	12,120	214,495
Wendel SA	880	97,670

		11,659,930
GERMANY — 8.81%
adidas AG	2,520	424,156
Allianz SE Registered	5,120	893,332
BASF SE	10,040	937,761
Bayer AG Registered	7,200	794,145
Bayerische Motoren Werke AG	3,720	333,504
Brenntag AG	2,680	154,121
Commerzbank AG	10,560	80,803
Daimler AG Registered	9,560	697,276
Deutsche Bank AG Registered[a]	10,400	205,549
Deutsche Boerse AGa	3,100	266,489
Deutsche Post AG Registered	12,360	425,205
Deutsche Telekom AG Registered	23,140	401,040
Deutsche Wohnen AG Bearer	3,400	117,146
E.ON SE	20,640	160,674
HeidelbergCement AG	2,480	232,455
Henkel AG & Co. KGaA	1,680	181,641
HOCHTIEF AG	500	76,507
Infineon Technologies AG	3,620	64,623
Linde AG	1,640	267,238
Merck KGaA	3,160	346,359

Security	Shares	Value
METRO AG	3,340	$103,864
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	2,100	398,092
Osram Licht AG	2,100	125,185
ProSiebenSat.1 Media SE Registered	3,600	144,809
RWE AGa	8,160	116,666
SAP SE	12,240	1,143,897
Siemens AG Registered	8,860	1,156,117

		10,248,654
HONG KONG — 3.44%
AIA Group Ltd.	84,000	530,786
BOC Hong Kong Holdings Ltd.	70,000	276,846
CK Hutchison Holdings Ltd.	20,000	247,087
CLP Holdings Ltd.	30,000	305,123
Galaxy Entertainment Group Ltd.	20,000	95,846
Hang Lung Properties Ltd.	20,000	50,500
Hang Seng Bank Ltd.	20,000	410,180
HKT Trust & HKT Ltd.	100,000	133,463
Hong Kong Exchanges & Clearing Ltd.	12,000	297,896
Hysan Development Co. Ltd.	40,000	186,539
Link REIT	10,000	68,986
Melco Crown Entertainment Ltd. ADR	4,820	78,903
MTR Corp. Ltd.	70,000	370,179
Sands China Ltd.	40,000	166,958
Shangri-La Asia Ltd.	80,000	101,823
Sun Hung Kai Properties Ltd.	20,000	292,433
Swire Pacific Ltd. Class A	20,000	205,605
Swire Properties Ltd.	60,000	180,484

		3,999,637
IRELAND — 0.55%
CRH PLC	11,120	376,520
Kerry Group PLC Class A	1,840	141,751
Paddy Power Betfair PLC	1,100	120,860

		639,131
ISRAEL — 0.57%
Bank Hapoalim BM	42,940	264,814
Bank Leumi le-Israel BMa	29,320	128,547
Teva Pharmaceutical Industries Ltd. ADR	7,600	266,152

		659,513
ITALY — 1.80%
Assicurazioni Generali SpA	15,040	216,070
CNH Industrial NV	22,580	210,183
Enel SpA	109,580	471,814

10	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE ESG OPTIMIZED ETF

February 28, 2017

Security	Shares	Value
EXOR NV	2,920	$138,788
Intesa Sanpaolo SpA	123,700	289,176
Snam SpA	59,040	235,887
Telecom Italia SpA/Milano[a]	137,500	111,845
Terna Rete Elettrica Nazionale SpA	44,340	205,990
UniCredit SpA	15,690	210,903

		2,090,656
JAPAN — 24.15%
Aeon Co. Ltd.	8,000	119,766
AEON Financial Service Co. Ltd.	6,000	116,584
Aisin Seiki Co. Ltd.	4,000	199,491
Ajinomoto Co. Inc.	10,000	203,244
Alps Electric Co. Ltd.	4,000	119,587
Asahi Glass Co. Ltd.	20,000	164,097
Asahi Kasei Corp.	20,000	195,647
ASICS Corp.	6,000	106,234
Astellas Pharma Inc.	22,000	297,305
Bridgestone Corp.	6,000	240,300
Central Japan Railway Co.	2,000	328,552
Chugai Pharmaceutical Co. Ltd.	4,000	133,887
Concordia Financial Group Ltd.	20,000	106,860
Dai Nippon Printing Co. Ltd.	20,000	218,439
Dai-ichi Life Holdings Inc.	12,000	226,572
Daikin Industries Ltd.	4,000	381,284
Daiwa House Industry Co. Ltd.	8,000	220,512
Daiwa Securities Group Inc.	20,000	127,327
Denso Corp.	8,000	356,938
Dentsu Inc.	2,000	111,186
East Japan Railway Co.	4,000	363,051
Eisai Co. Ltd.	4,000	225,267
FANUC Corp.	2,000	395,495
Fast Retailing Co. Ltd.	400	126,880
Fuji Heavy Industries Ltd.	6,000	225,607
FUJIFILM Holdings Corp.	4,000	155,231
Fujitsu Ltd.	20,000	116,673
Hankyu Hanshin Holdings Inc.	4,000	134,424
Hitachi Chemical Co. Ltd.	6,000	169,728
Hitachi Ltd.	60,000	331,841
Hitachi Metals Ltd.	10,000	143,004
Honda Motor Co. Ltd.	20,000	623,676
Hoya Corp.	4,000	181,758
Hulic Co. Ltd.	12,000	114,653
Idemitsu Kosan Co. Ltd.	6,000	194,128
INPEX Corp.	16,000	159,592
JFE Holdings Inc.	8,000	151,942

Security	Shares	Value
JX Holdings Inc.	42,000	$200,869
Kajima Corp.	20,000	130,849
Kansai Paint Co. Ltd.	2,000	39,004
Kao Corp.	6,000	311,087
Kawasaki Heavy Industries Ltd.	40,000	126,201
KDDI Corp.	20,000	525,361
Keio Corp.	20,000	157,841
Keyence Corp.	900	349,591
Kikkoman Corp.	1,000	30,254
Kintetsu Group Holdings Co. Ltd.	20,000	74,541
Kirin Holdings Co. Ltd.	10,000	172,856
Kobe Steel Ltd.[a]	12,000	117,013
Komatsu Ltd.	14,000	339,161
Konica Minolta Inc.	12,000	116,155
Kubota Corp.	14,000	223,667
Kuraray Co. Ltd.	8,000	121,911
Kyocera Corp.	4,000	220,870
Lawson Inc.	2,000	138,535
Miraca Holdings Inc.	2,000	96,170
Mitsubishi Chemical Holdings Corp.	6,000	46,264
Mitsubishi Electric Corp.	20,000	294,499
Mitsubishi Estate Co. Ltd.	20,000	392,367
Mitsubishi Heavy Industries Ltd.	40,000	158,734
Mitsubishi Materials Corp.	4,000	133,351
Mitsubishi UFJ Financial Group Inc.	124,000	818,355
Mitsui & Co. Ltd.	18,000	276,552
Mitsui Chemicals Inc.	20,000	102,069
Mitsui Fudosan Co. Ltd.	4,000	90,915
Mizuho Financial Group Inc.	222,000	416,083
MS&AD Insurance Group Holdings Inc.	6,000	203,727
Murata Manufacturing Co. Ltd.	2,000	288,689
Nabtesco Corp.	4,000	111,722
NEC Corp.	23,000	57,559
NGK Insulators Ltd.	4,000	86,482
NGK Spark Plug Co. Ltd.	8,000	181,830
Nidec Corp.	2,000	187,514
Nintendo Co. Ltd.	2,000	420,074
Nippon Express Co. Ltd.	20,000	103,678
Nippon Steel & Sumitomo Metal Corp.	8,000	197,596
Nippon Telegraph & Telephone Corp.	8,000	339,706
Nippon Yusen KK	80,000	177,325
Nissan Motor Co. Ltd.	14,000	138,392
Nitto Denko Corp.	2,000	169,102
Nomura Holdings Inc.	40,000	260,732

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE ESG OPTIMIZED ETF

February 28, 2017

Security	Shares	Value
Nomura Research Institute Ltd.	2,190	$75,946
NTT Data Corp.	2,000	94,740
NTT DOCOMO Inc.	16,000	381,392
Obayashi Corp.	14,000	130,634
Odakyu Electric Railway Co. Ltd.	6,000	119,051
Omron Corp.	4,000	172,677
Ono Pharmaceutical Co. Ltd.	6,000	133,396
Oriental Land Co. Ltd./Japan	2,000	112,830
ORIX Corp.	14,000	218,662
Osaka Gas Co. Ltd.	40,000	154,873
Otsuka Holdings Co. Ltd.	2,000	91,362
Panasonic Corp.	24,000	264,486
Recruit Holdings Co. Ltd.	4,000	196,988
Resona Holdings Inc.	30,000	168,119
Secom Co. Ltd.	2,000	146,311
Sekisui Chemical Co. Ltd.	12,000	198,954
Sekisui House Ltd.	8,000	128,382
Seven & I Holdings Co. Ltd.	6,000	235,957
Shimadzu Corp.	2,000	32,730
Shimizu Corp.	20,000	184,296
Shin-Etsu Chemical Co. Ltd.	4,000	339,742
Shionogi & Co. Ltd.	4,000	196,559
Showa Shell Sekiyu KK	12,000	121,410
SoftBank Group Corp.	8,000	597,900
Sompo Holdings Inc.	6,000	225,124
Sony Corp.	12,000	373,026
Stanley Electric Co. Ltd.	4,000	113,152
Sumitomo Chemical Co. Ltd.	40,000	223,801
Sumitomo Dainippon Pharma Co. Ltd.	8,000	141,788
Sumitomo Electric Industries Ltd.	4,000	65,406
Sumitomo Metal Mining Co. Ltd.	20,000	279,036
Sumitomo Mitsui Financial Group Inc.	12,000	469,446
Sumitomo Mitsui Trust Holdings Inc.	4,000	144,041
Suntory Beverage & Food Ltd.	2,000	84,194
Suzuken Co. Ltd./Aichi Japan	4,000	135,854
Sysmex Corp.	2,000	116,012
T&D Holdings Inc.	12,000	184,850
Taisei Corp.	20,000	140,859
Takeda Pharmaceutical Co. Ltd.	6,000	280,038
TDK Corp.	2,000	136,569
Teijin Ltd.	8,000	153,658
Terumo Corp.	4,000	139,250
Tokio Marine Holdings Inc.	8,000	351,718
Tokyo Electron Ltd.	2,000	200,384
Tokyo Gas Co. Ltd.	40,000	182,259

Security	Shares	Value
Tokyu Corp.	20,000	$148,724
Toray Industries Inc.	20,000	179,649
TOTO Ltd.	2,000	77,312
Toyota Motor Corp.	24,000	1,365,330
Toyota Tsusho Corp.	4,000	119,766
West Japan Railway Co.	2,000	132,940
Yamaha Corp.	4,000	104,643
Yamaha Motor Co. Ltd.	4,000	92,917
Yaskawa Electric Corp.	8,000	150,583
Yokogawa Electric Corp.	10,000	156,321

		28,098,062
NETHERLANDS — 3.21%
Aegon NV	17,240	91,926
Akzo Nobel NV	3,740	251,602
ASML Holding NV	4,320	525,375
Heineken NV	3,340	276,473
ING Groep NV	28,100	388,616
Koninklijke Ahold Delhaize NV	9,560	203,779
Koninklijke DSM NV	1,740	114,633
Koninklijke KPN NV	41,740	118,200
Koninklijke Philips NV	10,180	308,671
Koninklijke Vopak NV	3,940	167,110
NXP Semiconductors NVa	2,440	250,856
RELX NV	18,900	335,991
Unilever NV CVA	14,740	698,792

		3,732,024
NEW ZEALAND — 0.19%
Fletcher Building Ltd.	18,000	125,759
Ryman Healthcare Ltd.	16,000	102,643

		228,402
NORWAY — 0.89%
DNB ASA	8,760	144,125
Norsk Hydro ASA	45,680	259,464
Orkla ASA	25,440	224,497
Statoil ASA	14,800	262,801
Telenor ASA	8,620	140,996

		1,031,883
PORTUGAL — 0.14%
EDP – Energias de Portugal SA	52,040	161,414
Galp Energia SGPS SA	387	5,712

		167,126
SINGAPORE — 1.10%
CapitaLand Ltd.	72,000	187,394
CapitaLand Mall Trust	106,000	149,312

12	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE ESG OPTIMIZED ETF

February 28, 2017

Security	Shares	Value
City Developments Ltd.	24,000	$162,511
DBS Group Holdings Ltd.	24,000	321,419
Keppel Corp. Ltd.	18,000	87,648
Singapore Airlines Ltd.	14,000	99,603
Singapore Telecommunications Ltd.	98,000	276,086

		1,283,973
SPAIN — 3.18%
Abertis Infraestructuras SA	9,000	132,357
Amadeus IT Holding SA Class A	5,560	259,393
Banco Bilbao Vizcaya Argentaria SA	83,080	545,399
Banco Santander SA	133,800	732,774
Ferrovial SA	7,180	136,606
Gas Natural SDG SA	6,080	118,714
Iberdrola SA	68,141	454,279
Industria de Diseno Textil SA	17,440	561,882
Red Electrica Corp. SA	2,584	46,802
Repsol SA	20,403	303,523
Telefonica SA	40,480	415,043

		3,706,772
SWEDEN — 2.93%
Assa Abloy AB	8,580	167,289
Atlas Copco AB Class A	6,980	229,095
Atlas Copco AB Class B	4,480	132,814
Boliden AB	9,880	302,338
Hennes & Mauritz AB Class B	10,300	272,875
Kinnevik AB Class B	3,120	84,563
Lundin Petroleum ABa	4,980	102,296
Nordea Bank AB	25,920	304,493
Sandvik AB	10,940	149,167
Skandinaviska Enskilda Banken AB Class A	17,580	201,639
Skanska AB Class B	7,520	179,687
Svenska Cellulosa AB SCA Class B	8,940	275,359
Svenska Handelsbanken AB Class A	13,800	192,453
Swedbank AB Class A	11,660	288,579
Telefonaktiebolaget LM Ericsson Class B	28,960	188,913
Telia Co. AB	34,860	140,427
Volvo AB Class B	14,940	195,578

		3,407,565
SWITZERLAND — 9.01%
ABB Ltd. Registered	23,320	529,063
Actelion Ltd. Registered	1,380	372,474
Adecco Group AG Registered	2,360	170,145

Security	Shares	Value
Chocoladefabriken Lindt & Sprungli AG Registered	2	$130,002
Cie. Financiere Richemont SA Class A Registered	5,200	384,243
Credit Suisse Group AG Registered	14,340	216,936
Geberit AG Registered	360	156,229
Givaudan SA Registered	120	218,563
Kuehne + Nagel International AG Registered	1,380	197,054
LafargeHolcim Ltd. Registered	5,540	316,153
Lonza Group AG Registered	1,000	184,732
Nestle SA Registered	29,340	2,175,341
Novartis AG Registered	19,740	1,545,375
Roche Holding AG	6,460	1,578,473
SGS SA Registered	80	170,553
Sika AG Bearer	40	225,873
Swatch Group AG (The) Bearer	340	113,362
Swiss Re AG	3,700	331,779
Swisscom AG Registered	460	203,117
Syngenta AG Registered	720	310,949
UBS Group AG	33,600	519,039
Zurich Insurance Group AG	1,580	437,500

		10,486,955
UNITED KINGDOM — 17.74%
3i Group PLC	10,940	93,731
Aberdeen Asset Management PLC	26,380	90,767
Anglo American PLC[a]	16,660	263,396
Antofagasta PLC	18,540	187,338
Ashtead Group PLC	7,500	154,555
Associated British Foods PLC	4,120	134,274
AstraZeneca PLC	12,280	709,661
Aviva PLC	44,160	273,665
BAE Systems PLC	25,020	196,150
Barclays PLC	148,660	419,008
Barratt Developments PLC	18,340	116,736
Berkeley Group Holdings PLC	3,320	121,629
BP PLC	171,800	969,635
British Land Co. PLC (The)	16,660	128,018
BT Group PLC	102,340	416,568
Bunzl PLC	5,600	157,143
Burberry Group PLC	6,560	140,898
Centrica PLC	66,320	187,257
Coca-Cola European Partners PLC	5,800	202,580
Coca-Cola HBC AGa	7,920	191,692
Compass Group PLC	15,520	289,310
Croda International PLC	3,900	170,249

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE ESG OPTIMIZED ETF

February 28, 2017

Security	Shares	Value
DCC PLC	1,420	$121,308
Diageo PLC	32,860	927,408
Experian PLC	5,360	106,520
GKN PLC	32,120	143,853
GlaxoSmithKline PLC	45,100	924,898
Glencore PLC[a]	132,980	532,929
Hammerson PLC	30,260	221,603
HSBC Holdings PLC	151,580	1,219,468
InterContinental Hotels Group PLC	3,860	182,337
Intertek Group PLC	2,960	129,914
Investec PLC	19,520	140,522
ITV PLC	66,500	167,574
J Sainsbury PLC	36,000	119,881
Johnson Matthey PLC	4,020	153,276
Kingfisher PLC	44,400	181,888
Land Securities Group PLC	8,020	106,388
Legal & General Group PLC	106,000	327,524
Lloyds Banking Group PLC	541,120	462,403
London Stock Exchange Group PLC	3,080	117,972
Marks & Spencer Group PLC	31,760	132,320
Mediclinic International PLC	11,600	107,036
Meggitt PLC	18,840	110,306
Merlin Entertainments PLC[b]	20,580	126,000
Mondi PLC	5,400	126,264
National Grid PLC	44,780	544,704
Old Mutual PLC	66,140	179,506
Petrofac Ltd.	8,860	98,291
Prudential PLC	26,260	525,298
Reckitt Benckiser Group PLC	6,120	556,786
RELX PLC	22,100	413,894
Rio Tinto PLC	12,820	525,977
Rolls-Royce Holdings PLC	14,060	137,696
RSA Insurance Group PLC	22,800	169,950
Schroders PLC	6,260	239,385
Segro PLC	35,100	215,684
Shire PLC	6,992	422,339
Sky PLC	15,600	193,641
Smiths Group PLC	3,640	67,718
SSE PLC	17,240	330,598
Standard Chartered PLC[a]	32,760	294,498
Standard Life PLC	21,580	99,011
Tate & Lyle PLC	9,720	89,991
Taylor Wimpey PLC	45,600	102,140
Tesco PLC[a]	89,680	210,250
Travis Perkins PLC	4,860	92,047
Unilever PLC	13,080	621,609

Security	Shares	Value
United Utilities Group PLC	13,740	$167,305
Vodafone Group PLC	306,340	769,662
Whitbread PLC	2,800	133,275
Wm Morrison Supermarkets PLC	38,240	115,443
Wolseley PLC	3,880	237,310
WPP PLC	24,640	581,659

		20,639,519

TOTAL COMMON STOCKS
(Cost: $110,412,307)		115,499,119

PREFERRED STOCKS — 0.42%

GERMANY — 0.29%
Bayerische Motoren Werke AG	1,660	124,162
Henkel AG & Co. KGaA	1,660	207,965

		332,127
ITALY — 0.13%
Intesa Sanpaolo SpA	70,120	156,470

		156,470

TOTAL PREFERRED STOCKS
(Cost: $483,722)		488,597

SHORT-TERM INVESTMENTS — 0.08%

MONEY MARKET FUNDS — 0.08%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.47%[c,d]	93,142	93,142

		93,142

TOTAL SHORT-TERM INVESTMENTS
(Cost: $93,142)		93,142

TOTAL INVESTMENTS IN SECURITIES — 99.76%
(Cost: $110,989,171)[e]		116,080,858
Other Assets, Less Liabilities — 0.24%		276,848

NET ASSETS — 100.00%		$116,357,706

ADR  —  American Depositary Receipts

[a]	Non-income earning security.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	The cost of investments for federal income tax purposes was $110,996,186. Net unrealized appreciation was $5,084,672, of which $6,058,137 represented gross unrealized appreciation on securities and $973,465 represented gross unrealized depreciation on securities.

14	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE ESG OPTIMIZED ETF

February 28, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$115,499,119	$—	$—	$115,499,119
Preferred stocks	488,597	—	—	488,597
Money market funds	93,142	—	—	93,142

Total	$116,080,858	$—	$—	$116,080,858

See notes to financial statements.

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited)

iSHARES® MSCI GLOBAL IMPACT ETF

February 28, 2017

Security	Shares	Value
COMMON STOCKS — 99.85%

AUSTRALIA — 1.57%
CSL Ltd.	1,720	$155,861
GPT Group (The)	9,584	36,327
Mirvac Group	72,568	119,957

		312,145
BELGIUM — 3.81%
Umicore SA	14,352	758,175

		758,175
BRAZIL — 0.89%
BRF SA	13,600	177,574

		177,574
CHINA — 4.19%
Beijing Enterprises Water Group Ltd.[a]	160,000	114,397
China Everbright International Ltd.	24,000	31,104
China Longyuan Power Group Corp. Ltd.	136,000	116,685
China Vanke Co. Ltd. Class H	125,600	315,519
CSPC Pharmaceutical Group Ltd.	16,000	19,581
GCL-Poly Energy Holdings Ltd.[b]	1,736,000	237,059

		834,345
DENMARK — 6.07%
Genmab A/Sb	8	1,590
Novo Nordisk A/S Class B	13,176	469,401
Vestas Wind Systems A/S	9,928	738,745

		1,209,736
FRANCE — 11.50%
Danone SA	6,472	430,234
Fonciere des Regions	344	28,406
Klepierre	1,776	66,174
Schneider Electric SE	11,416	775,027
Suez	51,936	781,175
Unibail-Rodamco SE	920	210,524

		2,291,540
HONG KONG — 1.76%
Swire Properties Ltd.	16,000	48,129
WH Group Ltd.[c]	388,000	303,404

		351,533
INDONESIA — 0.12%
Indofood CBP Sukses Makmur Tbk PT	14,800	9,239
Unilever Indonesia Tbk PT	4,800	15,180

		24,419

Security	Shares	Value
JAPAN — 15.65%
Chugai Pharmaceutical Co. Ltd.	1,600	$53,555
Daiichi Sankyo Co. Ltd.	8,000	183,081
East Japan Railway Co.	8,800	798,713
NH Foods Ltd.	10,000	267,596
Nippon Prologis REIT Inc.	8	17,268
Nisshin Seifun Group Inc.	4,000	60,383
Nissin Foods Holdings Co. Ltd.	800	44,975
Ono Pharmaceutical Co. Ltd.	800	17,786
Sekisui House Ltd.	48,000	770,291
Shionogi & Co. Ltd.	1,600	78,623
Sysmex Corp.	800	46,405
Terumo Corp.	2,400	83,550
TOTO Ltd.	4,800	185,548
Toyo Suisan Kaisha Ltd.	1,600	58,918
Unicharm Corp.	4,800	108,325
Yakult Honsha Co. Ltd.	800	43,831
Yokogawa Electric Corp.	19,200	300,137

		3,118,985
MALAYSIA — 0.03%
PPB Group Bhd	1,600	5,960

		5,960
MEXICO — 0.28%
Gruma SAB de CV Series B	4,040	53,533
Kimberly-Clark de Mexico SAB de CV Series A	1,600	3,032

		56,565
NORWAY — 0.42%
Marine Harvest ASA	4,760	83,497

		83,497
PHILIPPINES — 0.23%
Energy Development Corp.	390,400	45,870

		45,870
SINGAPORE — 0.23%
CapitaLand Commercial Trust	22,400	24,986
CapitaLand Mall Trust	15,200	21,411

		46,397
SOUTH AFRICA — 0.30%
Pioneer Foods Group Ltd.	1,576	19,729
Tiger Brands Ltd.	1,248	39,882

		59,611
SOUTH KOREA — 1.33%
Ottogi Corp.	24	15,876
Samsung SDI Co. Ltd.	2,192	250,071

		265,947

16	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GLOBAL IMPACT ETF

February 28, 2017

Security	Shares	Value
SWEDEN — 1.45%
Svenska Cellulosa AB SCA Class B	9,368	$288,542

		288,542
SWITZERLAND — 5.27%
ABB Ltd. Registered	34,792	789,330
Actelion Ltd. Registered	376	101,486
Geberit AG Registered	368	159,701

		1,050,517
TAIWAN — 0.79%
Uni-President Enterprises Corp.	88,000	156,388

		156,388
UNITED KINGDOM — 6.95%
Berkeley Group Holdings PLC	16,040	587,628
Pearson PLC	95,112	797,729

		1,385,357
UNITED STATES — 37.01%
AbbVie Inc.	12,640	781,658
Acuity Brands Inc.	528	111,566
Akamai Technologies Inc.[b]	4,336	271,434
Amgen Inc.	2,768	488,635
BioMarin Pharmaceutical Inc.[b]	416	39,075
Cadence Design Systems Inc.[b]	8,304	256,594
Celgene Corp.[b]	3,280	405,113
Citrix Systems Inc.[b]	5,240	413,698
Colgate-Palmolive Co.	3,192	232,952
DexCom Inc.[b]	80	6,253
Digital Realty Trust Inc.	2,224	240,192
Edwards Lifesciences Corp.[b]	832	78,241
Gilead Sciences Inc.	11,048	778,663
Hormel Foods Corp.	2,736	96,444
Incyte Corp.[b]	472	62,823
Jazz Pharmaceuticals PLC[b]	432	57,292
JM Smucker Co. (The)	720	102,046
Kimberly-Clark Corp.	3,824	506,871
Procter & Gamble Co. (The)	9,000	819,630
Rockwell Automation Inc.	1,704	257,474
ServiceNow Inc.[b]	1,656	143,939
Tesla Inc.[a,b]	3,032	757,970
United Therapeutics Corp.[b]	456	67,360
Vertex Pharmaceuticals Inc.[b]	632	57,272
VMware Inc. Class Aa,b	1,624	145,981
WhiteWave Foods Co. (The)[b]	1,336	73,587
Xylem Inc./NY	2,552	122,802

		7,375,565

TOTAL COMMON STOCKS
(Cost: $19,464,419)		19,898,668

Security	Shares	Value
SHORT-TERM INVESTMENTS — 4.54%

MONEY MARKET FUNDS — 4.54%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.98%[d,e,f]	883,310	$883,663
BlackRock Cash Funds: Treasury, SL Agency Shares
0.47%[d,e]	20,162	20,162

		903,825

TOTAL SHORT-TERM INVESTMENTS
(Cost: $903,694)		903,825

TOTAL INVESTMENTS IN SECURITIES — 104.39%
(Cost: $20,368,113)[g]		20,802,493
Other Assets, Less Liabilities — (4.39)%		(874,610)

NET ASSETS — 100.00%		$19,927,883

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[g]	The cost of investments for federal income tax purposes was $20,441,673. Net unrealized appreciation was $360,820, of which $1,226,648 represented gross unrealized appreciation on securities and $865,828 represented gross unrealized depreciation on securities.

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GLOBAL IMPACT ETF

February 28, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$19,898,668	$—	$—	$19,898,668
Money market funds	903,825	—	—	903,825

Total	$20,802,493	$—	$—	$20,802,493

See notes to financial statements.

18	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI USA ESG OPTIMIZED ETF

February 28, 2017

Security	Shares	Value
COMMON STOCKS — 99.81%

AEROSPACE & DEFENSE — 1.76%
Arconic Inc.	262	$7,543
Northrop Grumman Corp.	101	24,956
Raytheon Co.	170	26,205
Rockwell Collins Inc.	330	31,545
United Technologies Corp.	409	46,033

		136,282
AIR FREIGHT & LOGISTICS — 0.88%
Expeditors International of Washington Inc.	306	17,252
FedEx Corp.	45	8,684
United Parcel Service Inc. Class B	401	42,410

		68,346
AIRLINES — 0.20%
Delta Air Lines Inc.	157	7,839
Southwest Airlines Co.	137	7,919

		15,758
AUTOMOBILES — 0.37%
Ford Motor Co.	826	10,350
Tesla Inc.[a,b]	74	18,499

		28,849
BANKS — 5.94%
Bank of America Corp.	3,867	95,437
Citigroup Inc.	1,218	72,849
Citizens Financial Group Inc.	321	11,996
Comerica Inc.	245	17,464
Fifth Third Bancorp.	429	11,772
JPMorgan Chase & Co.	1,380	125,056
KeyCorp	1,002	18,807
M&T Bank Corp.	95	15,862
People’s United Financial Inc.	1,175	22,560
PNC Financial Services Group Inc. (The)[c]	255	32,444
Regions Financial Corp.	507	7,742
Signature Bank/New York NYa	48	7,560
U.S. Bancorp.	402	22,110

		461,659
BEVERAGES — 2.31%
Coca-Cola Co. (The)	1,910	80,143
Molson Coors Brewing Co. Class B	136	13,653
PepsiCo Inc.	778	85,876

		179,672

Security	Shares	Value
BIOTECHNOLOGY — 2.90%
AbbVie Inc.	633	$39,145
Alexion Pharmaceuticals Inc.[a]	56	7,350
Amgen Inc.	276	48,722
Biogen Inc.[a]	95	27,417
Celgene Corp.[a]	287	35,447
Gilead Sciences Inc.	527	37,143
Incyte Corp.[a]	64	8,518
Regeneron Pharmaceuticals Inc.[a]	21	7,844
Vertex Pharmaceuticals Inc.[a]	150	13,593

		225,179
BUILDING PRODUCTS — 0.42%
Johnson Controls International PLC	537	22,522
Masco Corp.	299	10,100

		32,622
CAPITAL MARKETS — 3.71%
Ameriprise Financial Inc.	70	9,205
Bank of New York Mellon Corp. (The)	632	29,792
BlackRock Inc.[c]	110	42,621
Charles Schwab Corp. (The)	291	11,759
CME Group Inc.	139	16,883
Franklin Resources Inc.	450	19,368
Goldman Sachs Group Inc. (The)	177	43,907
Invesco Ltd.	359	11,556
Morgan Stanley	718	32,791
Northern Trust Corp.	259	22,624
S&P Global Inc.	82	10,617
State Street Corp.	361	28,775
TD Ameritrade Holding Corp.	201	7,859

		287,757
CHEMICALS — 2.53%
Air Products & Chemicals Inc.	106	14,890
Axalta Coating Systems Ltd.[a]	273	7,947
Dow Chemical Co. (The)	328	20,421
Ecolab Inc.	449	55,663
EI du Pont de Nemours & Co.	415	32,594
International Flavors & Fragrances Inc.	130	16,341
LyondellBasell Industries NV Class A	81	7,390
Mosaic Co. (The)	236	7,361
PPG Industries Inc.	128	13,111
Praxair Inc.	90	10,684
Sherwin-Williams Co. (The)	33	10,182

		196,584

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA ESG OPTIMIZED ETF

February 28, 2017

Security	Shares	Value
COMMUNICATIONS EQUIPMENT — 1.17%
Cisco Systems Inc.	2,241	$76,597
Motorola Solutions Inc.	185	14,610

		91,207
CONSTRUCTION & ENGINEERING — 0.19%
Fluor Corp.	128	7,090
Jacobs Engineering Group Inc.	138	7,784

		14,874
CONSUMER FINANCE — 0.85%
Ally Financial Inc.	419	9,423
American Express Co.	484	38,749
Capital One Financial Corp.	85	7,978
Discover Financial Services	134	9,533

		65,683
CONTAINERS & PACKAGING — 0.24%
Ball Corp.	157	11,544
International Paper Co.	137	7,220

		18,764
DISTRIBUTORS — 0.10%
LKQ Corp.[a]	241	7,611

		7,611
DIVERSIFIED FINANCIAL SERVICES — 0.90%
Berkshire Hathaway Inc. Class Ba	363	62,226
Voya Financial Inc.	180	7,421

		69,647
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.19%
AT&T Inc.	1,971	82,368
CenturyLink Inc.	321	7,787
Level 3 Communications Inc.[a]	138	7,901
Verizon Communications Inc.	1,447	71,815

		169,871
ELECTRIC UTILITIES — 2.74%
American Electric Power Co. Inc.	317	21,230
Duke Energy Corp.	220	18,161
Edison International	253	20,174
Eversource Energy	494	28,978
Exelon Corp.	771	28,303
NextEra Energy Inc.	398	52,138
Southern Co. (The)	342	17,380
Xcel Energy Inc.	604	26,401

		212,765
ELECTRICAL EQUIPMENT — 0.39%
Acuity Brands Inc.	36	7,607

Security	Shares	Value
Eaton Corp. PLC	179	$12,884
Rockwell Automation Inc.	65	9,822

		30,313
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.55%
Corning Inc.	689	19,023
TE Connectivity Ltd.	314	23,384

		42,407
ENERGY EQUIPMENT & SERVICES — 1.31%
Baker Hughes Inc.	278	16,758
Core Laboratories NV	64	7,323
Halliburton Co.	245	13,098
National Oilwell Varco Inc.	217	8,771
Schlumberger Ltd.	512	41,144
TechnipFMC PLC[a]	443	14,318

		101,412
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.94%
Alexandria Real Estate Equities Inc.	66	7,874
American Tower Corp.	282	32,371
Boston Properties Inc.	136	18,908
Equinix Inc.	42	15,795
HCP Inc.	405	13,280
Host Hotels & Resorts Inc.	435	7,826
Iron Mountain Inc.	244	8,869
Liberty Property Trust	374	14,751
Prologis Inc.	523	26,699
Regency Centers Corp.	221	15,547
SBA Communications Corp.[a]	85	9,840
Simon Property Group Inc.	59	10,880
UDR Inc.	241	8,797
Vornado Realty Trust	113	12,415
Welltower Inc.	145	10,205
Weyerhaeuser Co.	433	14,601

		228,658
FOOD & STAPLES RETAILING — 1.02%
CVS Health Corp.	316	25,463
Kroger Co. (The)	433	13,770
Sysco Corp.	167	8,804
Walgreens Boots Alliance Inc.	237	20,472
Whole Foods Market Inc.	355	10,888

		79,397
FOOD PRODUCTS — 3.00%
Archer-Daniels-Midland Co.	345	16,205

20	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA ESG OPTIMIZED ETF

February 28, 2017

Security	Shares	Value
Bunge Ltd.	216	$17,680
Campbell Soup Co.	372	22,078
Conagra Brands Inc.	193	7,953
General Mills Inc.	654	39,482
JM Smucker Co. (The)	56	7,937
Kellogg Co.	565	41,850
Kraft Heinz Co. (The)	231	21,139
McCormick & Co. Inc./MD	87	8,562
Mead Johnson Nutrition Co.	96	8,428
Mondelez International Inc. Class A	667	29,295
WhiteWave Foods Co. (The)[a]	230	12,668

		233,277
HEALTH CARE EQUIPMENT & SUPPLIES — 1.67%
Abbott Laboratories	583	26,282
Align Technology Inc.[a]	82	8,426
Becton Dickinson and Co.	145	26,542
DENTSPLY SIRONA Inc.	127	8,067
Edwards Lifesciences Corp.[a]	135	12,696
IDEXX Laboratories Inc.[a]	68	9,856
Medtronic PLC	374	30,260
ResMed Inc.	107	7,707

		129,836
HEALTH CARE PROVIDERS & SERVICES — 3.48%
Aetna Inc.	110	14,164
AmerisourceBergen Corp.	151	13,818
Anthem Inc.	74	12,197
Cardinal Health Inc.	383	31,165
Centene Corp.[a]	110	7,755
Cigna Corp.	107	15,932
DaVita Inc.[a]	125	8,676
Envision Healthcare Corp.[a]	111	7,770
Express Scripts Holding Co.[a]	111	7,842
HCA Holdings Inc.[a]	235	20,501
Henry Schein Inc.[a]	166	28,479
Humana Inc.	60	12,675
McKesson Corp.	80	12,010
MEDNAX Inc.[a]	106	7,546
Patterson Companies Inc.	308	13,999
Quest Diagnostics Inc.	221	21,534
UnitedHealth Group Inc.	209	34,565

		270,628
HOTELS, RESTAURANTS & LEISURE — 1.49%
Domino’s Pizza Inc.	41	7,782
Hilton Worldwide Holdings Inc.	172	9,838

Security	Shares	Value
Las Vegas Sands Corp.	154	$8,154
Marriott International Inc./MD Class A	216	18,790
McDonald’s Corp.	206	26,296
MGM Resorts International[a]	287	7,545
Royal Caribbean Cruises Ltd.	99	9,514
Starbucks Corp.	489	27,810

		115,729
HOUSEHOLD DURABLES — 0.47%
Mohawk Industries Inc.[a]	63	14,261
Newell Brands Inc.	289	14,169
Whirlpool Corp.	44	7,858

		36,288
HOUSEHOLD PRODUCTS — 2.56%
Clorox Co. (The)	205	28,046
Colgate-Palmolive Co.	473	34,520
Kimberly-Clark Corp.	275	36,451
Procter & Gamble Co. (The)	1,099	100,086

		199,103
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.11%
AES Corp./VA	736	8,479

		8,479
INDUSTRIAL CONGLOMERATES — 3.48%
3M Co.	436	81,248
General Electric Co.	4,149	123,682
Honeywell International Inc.	462	57,519
Roper Technologies Inc.	36	7,531

		269,980
INSURANCE — 2.72%
Aflac Inc.	108	7,814
Allstate Corp. (The)	188	15,446
American International Group Inc.	291	18,601
Chubb Ltd.	127	17,548
Hartford Financial Services Group Inc. (The)	242	11,831
Loews Corp.	195	9,161
Marsh & McLennan Companies Inc.	398	29,245
MetLife Inc.	260	13,634
Principal Financial Group Inc.	192	12,008
Progressive Corp. (The)	488	19,120
Prudential Financial Inc.	242	26,751
Travelers Companies Inc. (The)	163	19,925
Willis Towers Watson PLC	80	10,274

		211,358

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA ESG OPTIMIZED ETF

February 28, 2017

Security	Shares	Value
INTERNET & DIRECT MARKETING RETAIL — 2.24%
Amazon.com Inc.[a]	136	$114,925
Netflix Inc.[a]	158	22,457
Priceline Group Inc. (The)[a]	21	36,207

		173,589
INTERNET SOFTWARE & SERVICES — 4.40%
Alphabet Inc. Class Aa	119	100,547
Alphabet Inc. Class Ca	121	99,608
eBay Inc.[a]	230	7,797
Facebook Inc. Class Aa	842	114,125
Yahoo! Inc.[a]	434	19,816

		341,893
IT SERVICES — 3.57%
Accenture PLC Class A	521	63,822
Automatic Data Processing Inc.	241	24,731
Cognizant Technology Solutions Corp. Class Aa	276	16,359
International Business Machines Corp.	408	73,367
MasterCard Inc. Class A	269	29,714
PayPal Holdings Inc.[a]	390	16,380
Visa Inc. Class A	600	52,764

		277,137
LEISURE PRODUCTS — 0.22%
Hasbro Inc.	87	8,428
Mattel Inc.	330	8,491

		16,919
LIFE SCIENCES TOOLS & SERVICES — 0.92%
Agilent Technologies Inc.	375	19,238
Illumina Inc.[a]	48	8,035
Mettler-Toledo International Inc.[a]	25	11,906
Quintiles IMS Holdings Inc.[a]	126	9,751
Thermo Fisher Scientific Inc.	56	8,830
Waters Corp.[a]	87	13,484

		71,244
MACHINERY — 2.01%
Caterpillar Inc.	357	34,508
Cummins Inc.	202	29,995
Deere & Co.	118	12,920
Flowserve Corp.	145	6,735
Ingersoll-Rand PLC	253	20,078
Parker-Hannifin Corp.	109	16,877
Snap-on Inc.	47	7,974
Stanley Black & Decker Inc.	64	8,138
Xylem Inc./NY	389	18,719

		155,944

Security	Shares	Value
MEDIA — 2.88%
Charter Communications Inc. Class Aa	83	$26,814
Comcast Corp. Class A	1,106	41,386
Liberty Global PLC Series C NVS[a]	472	16,562
Scripps Networks Interactive Inc. Class A	95	7,673
Time Warner Inc.	375	36,829
Twenty-First Century Fox Inc. Class A	387	11,579
Walt Disney Co. (The)	751	82,678

		223,521
METALS & MINING — 0.09%
Nucor Corp.	114	7,133

		7,133
MULTI-UTILITIES — 1.09%
CMS Energy Corp.	330	14,691
Consolidated Edison Inc.	243	18,721
Dominion Resources Inc./VA	217	16,848
Public Service Enterprise Group Inc.	193	8,874
Sempra Energy	228	25,146

		84,280
MULTILINE RETAIL — 0.45%
Dollar General Corp.	101	7,375
Macy’s Inc.	242	8,039
Nordstrom Inc.	175	8,165
Target Corp.	193	11,343

		34,922
OIL, GAS & CONSUMABLE FUELS — 4.64%
Anadarko Petroleum Corp.	109	7,047
Apache Corp.	148	7,783
ConocoPhillips	609	28,970
Devon Energy Corp.	210	9,106
Enbridge Inc.	1	1
EOG Resources Inc.	156	15,130
EQT Corp.	124	7,426
Exxon Mobil Corp.	1,558	126,697
Hess Corp.	301	15,483
Kinder Morgan Inc./DE	561	11,955
Marathon Oil Corp.	506	8,096
Marathon Petroleum Corp.	253	12,549
Newfield Exploration Co.[a]	191	6,964
Noble Energy Inc.	293	10,668
Occidental Petroleum Corp.	356	23,336
ONEOK Inc.	151	8,162
Phillips 66	302	23,613
Pioneer Natural Resources Co.	44	8,183

22	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA ESG OPTIMIZED ETF

February 28, 2017

Security	Shares	Value
Tesoro Corp.	93	$7,923
Valero Energy Corp.	189	12,842
Williams Companies Inc. (The)	289	8,190

		360,124
PHARMACEUTICALS — 4.73%
Allergan PLC	96	23,503
Bristol-Myers Squibb Co.	675	38,279
Eli Lilly & Co.	374	30,971
Jazz Pharmaceuticals PLC[a]	57	7,559
Johnson & Johnson	967	118,177
Merck & Co. Inc.	1,147	75,553
Pfizer Inc.	1,447	49,372
Zoetis Inc.	453	24,149

		367,563
PROFESSIONAL SERVICES — 0.39%
IHS Markit Ltd.[a]	191	7,602
ManpowerGroup Inc.	157	15,235
Robert Half International Inc.	159	7,670

		30,507
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.27%
CBRE Group Inc. Class Aa	379	13,500
Jones Lang LaSalle Inc.	67	7,685

		21,185
ROAD & RAIL — 0.92%
CSX Corp.	426	20,686
Norfolk Southern Corp.	195	23,601
Union Pacific Corp.	253	27,309

		71,596
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.08%
Analog Devices Inc.	94	7,701
Applied Materials Inc.	535	19,378
Broadcom Ltd.	118	24,890
Intel Corp.	2,261	81,848
Lam Research Corp.	102	12,091
NVIDIA Corp.	228	23,137
QUALCOMM Inc.	374	21,124
Skyworks Solutions Inc.	83	7,869
Texas Instruments Inc.	533	40,839

		238,877
SOFTWARE — 5.57%
Adobe Systems Inc.[a]	167	19,763
ANSYS Inc.[a]	102	10,890
Autodesk Inc.[a]	121	10,442
CA Inc.	383	12,359
Cadence Design Systems Inc.[a]	262	8,096

Security	Shares	Value
Citrix Systems Inc.[a]	118	$9,316
Dell Technologies Inc. Class Va	167	10,603
Electronic Arts Inc.[a]	84	7,266
Intuit Inc.	175	21,952
Microsoft Corp.	3,255	208,255
Oracle Corp.	1,448	61,670
Red Hat Inc.[a]	96	7,950
salesforce.com inc.[a]	313	25,463
Symantec Corp.	374	10,685
Workday Inc. Class Aa	93	7,712

		432,422
SPECIALTY RETAIL — 2.26%
Best Buy Co. Inc.	278	12,268
CarMax Inc.[a]	113	7,293
Foot Locker Inc.	109	8,248
Gap Inc. (The)	321	7,967
Home Depot Inc. (The)	439	63,615
Lowe’s Companies Inc.	400	29,748
Signet Jewelers Ltd.	108	6,868
Tiffany & Co.	231	21,222
TJX Companies Inc. (The)	100	7,845
Tractor Supply Co.	145	10,282

		175,356
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 4.17%
Apple Inc.	1,977	270,829
Hewlett Packard Enterprise Co.	1,027	23,436
HP Inc.	1,248	21,678
Xerox Corp.	1,043	7,760

		323,703
TEXTILES, APPAREL & LUXURY GOODS — 0.89%
Hanesbrands Inc.	370	7,404
NIKE Inc. Class B	711	40,641
PVH Corp.	87	7,969
VF Corp.	252	13,217

		69,231
THRIFTS & MORTGAGE FINANCE — 0.11%
New York Community Bancorp. Inc.	581	8,878

		8,878
TRADING COMPANIES & DISTRIBUTORS — 0.32%
United Rentals Inc.[a]	60	7,682
WW Grainger Inc.	69	17,109

		24,791

TOTAL COMMON STOCKS
(Cost: $7,218,540)		7,750,810

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA ESG OPTIMIZED ETF

February 28, 2017

Security	Shares	Value
SHORT-TERM INVESTMENTS — 0.40%

MONEY MARKET FUNDS — 0.40%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.98%[d,e,f]	19,337	$19,345
BlackRock Cash Funds: Treasury, SL Agency Shares
0.47%[d,e]	11,727	11,727

		31,072

TOTAL SHORT-TERM INVESTMENTS
(Cost: $31,070)		31,072

TOTAL INVESTMENTS IN SECURITIES — 100.21%
(Cost: $7,249,610)[g]		7,781,882
Other Assets, Less Liabilities — (0.21)%		(15,944)

NET ASSETS — 100.00%		$7,765,938

NVS  —  Non-Voting shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Schedule 1.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[g]	The cost of investments for federal income tax purposes was $7,249,610. Net unrealized appreciation was $532,272, of which $605,649 represented gross unrealized appreciation on securities and $73,377 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) from December 1, 2016 (commencement of operations) to February 28, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
BlackRock Inc.	—	117	(7)	110	$42,621	$268	$72
PNC Financial Services Group Inc. (The)	—	255	—	255	32,444	130	—

					$75,065	$398	$72

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$7,750,810	$—	$—	$7,750,810
Money market funds	31,072	—	—	31,072

Total	$7,781,882	$—	$—	$7,781,882

See notes to financial statements.

24	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

February 28, 2017

	iShares MSCI EAFE ESG Optimized ETF	iShares MSCI Global Impact ETF	iShares MSCI USA ESG Optimized ETF

ASSETS
Investments, at cost:
Unaffiliated	$110,896,029	$19,464,419	$7,148,071
Affiliated (Note 2)	93,142	903,694	101,539

Total cost of investments	$110,989,171	$20,368,113	$7,249,610

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$115,987,716	$19,898,668	$7,675,745
Affiliated (Note 2)	93,142	903,825	106,137

Total fair value of investments	116,080,858	20,802,493	7,781,882
Foreign currency, at value[b]	113,333	12,598	—
Cash	30	—	—
Receivables:
Investment securities sold	2,426,038	906,521	416,840
Dividends and interest	214,578	22,931	16,185
Tax reclaims	4,891	6,895	—

Total Assets	118,839,728	21,751,438	8,214,907

LIABILITIES
Payables:
Investment securities purchased	2,447,610	932,715	427,985
Collateral for securities on loan (Note 1)	—	883,376	19,342
Investment advisory fees (Note 2)	34,412	7,464	1,642

Total Liabilities	2,482,022	1,823,555	448,969

NET ASSETS	$116,357,706	$19,927,883	$7,765,938

Net assets consist of:
Paid-in capital	$111,068,565	$19,657,976	$7,169,125
Undistributed net investment income	215,342	2,831	31,892
Undistributed net realized gain (accumulated net realized loss)	(19,064)	(167,436)	32,649
Net unrealized appreciation	5,092,863	434,512	532,272

NET ASSETS	$116,357,706	$19,927,883	$7,765,938

Shares outstanding[c]	2,000,000	400,000	150,000

Net asset value per share	$58.18	$49.82	$51.77

[a]	Securities on loan with values of $ —, $870,332 and $19,249, respectively. See Note 1.
[b]	Cost of foreign currency: $113,326, $12,507 and $ —, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	25

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended February 28, 2017

	iShares MSCI EAFE ESG Optimized ETF	iShares MSCI Global Impact ETF	iShares MSCI USA ESG Optimized ETF[a]

NET INVESTMENT INCOME
Dividends — unaffiliated[b]	$388,480	$98,078	$36,584
Dividends — affiliated (Note 2)	54	56	406
Securities lending income — affiliated — net (Note 2)	2,307	9,766	7

Total investment income	390,841	107,900	36,997

EXPENSES
Investment advisory fees (Note 2)	95,392	42,030	5,105

Total expenses	95,392	42,030	5,105

Net investment income	295,449	65,870	31,892

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(17,221)	(34,934)	32,577
Investments — affiliated (Note 2)	30	155	72
Foreign currency transactions	1,501	(1,941)	—

Net realized gain (loss)	(15,690)	(36,720)	32,649

Net change in unrealized appreciation/depreciation on:
Investments	4,607,452	292,127	532,272
Translation of assets and liabilities in foreign currencies	1,221	967	—

Net change in unrealized appreciation/depreciation	4,608,673	293,094	532,272

Net realized and unrealized gain	4,592,983	256,374	564,921

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,888,432	$322,244	$596,813

[a]	For the period from December 1, 2016 (commencement of operations) to February 28, 2017.
[b]	Net of foreign withholding tax of $27,761, $ — and $6, respectively.

See notes to financial statements.

26	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares MSCI EAFE ESG Optimized ETF		iShares MSCI Global Impact ETF
	Six months ended February 28, 2017 (Unaudited)	Period from June 28, 2016[a] to August 31, 2016	Six months ended February 28, 2017 (Unaudited)	Period from April 20, 2016[a] to August 31, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$295,449	$15,967	$65,870	$145,792
Net realized gain (loss)	(15,690)	(3,110)	(36,720)	44,290
Net change in unrealized appreciation/depreciation	4,608,673	484,190	293,094	141,418

Net increase in net assets resulting from operations	4,888,432	497,047	322,244	331,500

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(96,338)	—	(143,731)	(69,038)

Total distributions to shareholders	(96,338)	—	(143,731)	(69,038)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	105,981,149	5,087,416	4,865,455	17,102,258
Cost of shares redeemed	—	—	—	(2,480,805)

Net increase in net assets from capital share transactions	105,981,149	5,087,416	4,865,455	14,621,453

INCREASE IN NET ASSETS	110,773,243	5,584,463	5,043,968	14,883,915

NET ASSETS
Beginning of period	5,584,463	—	14,883,915	—

End of period	$116,357,706	$5,584,463	$19,927,883	$14,883,915

Undistributed net investment income included in net assets at end of period	$215,342	$16,231	$2,831	$80,692

SHARES ISSUED AND REDEEMED
Shares sold	1,900,000	100,000	100,000	350,000
Shares redeemed	—	—	—	(50,000)

Net increase in shares outstanding	1,900,000	100,000	100,000	300,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	27

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

iShares MSCI USA ESG Optimized ETF
Period from December 1, 2016[a] to February 28, 2017 (Unaudited)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$31,892
Net realized gain	32,649
Net change in unrealized appreciation/depreciation	532,272

Net increase in net assets resulting from operations	596,813

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	7,169,125

Net increase in net assets from capital share transactions	7,169,125

INCREASE IN NET ASSETS	7,765,938

NET ASSETS
Beginning of period	—

End of period	$7,765,938

Undistributed net investment income included in net assets at end of period	$31,892

SHARES ISSUED
Shares sold	150,000

Net increase in shares outstanding	150,000

[a]	Commencement of operations.

See notes to financial statements.

28	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares MSCI EAFE ESG Optimized ETF

	Six months ended Feb. 28, 2017 (Unaudited)	Period from June 28, 2016[a] to Aug. 31, 2016
Net asset value, beginning of period	$55.84	$50.87

Income from investment operations:
Net investment income[b]	0.35	0.16
Net realized and unrealized gain[c]	2.04	4.81

Total from investment operations	2.39	4.97

Less distributions from:
Net investment income	(0.05)	—

Total distributions	(0.05)	—

Net asset value, end of period	$58.18	$55.84

Total return	4.27%[d]	9.79%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$116,358	$5,584
Ratio of expenses to average net assets[e]	0.40%	0.40%
Ratio of net investment income to average net assets[e]	1.24%	1.67%
Portfolio turnover rate[f]	6%[d]	5%[d]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	29

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares MSCI Global Impact ETF

	Six months ended Feb. 28, 2017 (Unaudited)	Period from April 20, 2016[a] to Aug. 31, 2016
Net asset value, beginning of period	$49.61	$48.70

Income from investment operations:
Net investment income[b]	0.18	0.49
Net realized and unrealized gain[c]	0.44	0.65

Total from investment operations	0.62	1.14

Less distributions from:
Net investment income	(0.41)	(0.23)

Total distributions	(0.41)	(0.23)

Net asset value, end of period	$49.82	$49.61

Total return	1.28%[d]	2.38%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$19,928	$14,884
Ratio of expenses to average net assets[e]	0.49%	0.49%
Ratio of net investment income to average net assets[e]	0.77%	2.76%
Portfolio turnover rate[f]	14%[d]	28%[d]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended February 28, 2017 and the period ended August 31, 2016 were 14% and 28%, respectively. See Note 4.

See notes to financial statements.

30	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares MSCI USA ESG Optimized ETF

Period from Dec. 1, 2016[a] to Feb. 28, 2017 (Unaudited)
Net asset value, beginning of period	$47.79

Income from investment operations:
Net investment income[b]	0.21
Net realized and unrealized gain[c]	3.77

Total from investment operations	3.98

Net asset value, end of period	$51.77

Total return	8.33%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$7,766
Ratio of expenses to average net assets[e]	0.28%
Ratio of net investment income to average net assets[e]	1.75%
Portfolio turnover rate[f]	6%[d]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	31

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
MSCI EAFE ESG Optimized	Non-diversified
MSCI Global Impact	Non-diversified
MSCI USA ESG Optimized[a]	Non-diversified

[a]	The Fund commenced operations on December 1, 2016.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•	Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

32	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration factors that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

NOTES TO FINANCIAL STATEMENTS	33

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of February 28, 2017 are reflected in tax reclaims receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

Certain Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2017, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on

34	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

On October 11, 2016, BlackRock, Inc. (“BlackRock”) implemented changes required by amendments to Rule 2a-7 under the 1940 Act, which governs the operations of U.S. money market funds. The Funds may be exposed to additional risks when reinvesting the cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00 and which may be subject to redemption gates or liquidity fees under certain circumstances.

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of February 28, 2017, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of February 28, 2017 and the total value of the related cash collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

NOTES TO FINANCIAL STATEMENTS	35

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of February 28, 2017:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
MSCI Global Impact
Jefferies LLC	$757,970	$757,970	$—
JPMorgan Securities LLC	3,685	3,685	—
Morgan Stanley & Co. LLC	108,677	108,677	—

	$870,332	$870,332	$—

iShares MSCI USA ESG Optimized ETF
Credit Suisse Securities (USA) LLC	$19,249	$19,249	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent Trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
MSCI EAFE ESG Optimized	0.40%
MSCI Global Impact	0.49
MSCI USA ESG Optimized	0.28

The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, the iShares MSCI USA ESG Optimized ETF (the “Group 1 Fund”), retains 71.5% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

36	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Pursuant to a securities lending agreement, the iShares MSCI EAFE ESG Optimized and iShares MSCI Global Impact ETFs (the “Group 2 Funds”), retain 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, the Group 1 Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 75% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees. Each Group 2 Fund will receive for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

For the six months ended February 28, 2017, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
MSCI EAFE ESG Optimized	$582
MSCI Global Impact	1,941
MSCI USA ESG Optimized	3

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended February 28, 2017, the purchases and sales transactions executed by the iShares MSCI EAFE ESG Optimized ETF pursuant to Rule 17a-7 under the 1940 Act were $4,738 and $190,023, respectively.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

NOTES TO FINANCIAL STATEMENTS	37

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended February 28, 2017 were as follows:

iShares ETF	Purchases	Sales
MSCI EAFE ESG Optimized	$4,754,666	$2,867,041
MSCI Global Impact	2,595,229	2,395,985
MSCI USA ESG Optimized	5,255,271	446,901

In-kind transactions (see Note 4) for the six months ended February 28, 2017 were as follows:

iShares ETF	In-kind Purchases
MSCI EAFE ESG Optimized	$103,878,173
MSCI Global Impact	4,637,144
MSCI USA ESG Optimized	2,377,523

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

5.	PRINCIPAL RISKS

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

38	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

The economies and markets of European countries are often closely connected and interdependent, and events in one European country can have an adverse impact on other European countries. The European financial markets have experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of several European countries. Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, the United Kingdom has voted to withdraw from the European Union. The referendum may introduce significant new uncertainties and instability in the financial markets as the United Kingdom negotiates its exit from the European Union.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

NOTES TO FINANCIAL STATEMENTS	39

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of August 31, 2016, the Funds’ fiscal year-end, the following Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non- Expiring
MSCI EAFE ESG Optimized	$3,374
MSCI Global Impact	94,440

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2017, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

40	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract

iSHARES® TRUST

iShares MSCI USA ESG Optimized ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required to consider and approve the proposed Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the terms of the proposed Advisory Contract.

At a meeting held on September 28-29, 2016, the Board, including all of the Independent Trustees, approved the selection of BFA as investment adviser and approved the proposed Advisory Contract for the Fund, based on its review of qualitative and quantitative information provided by BFA. The Board also considered information previously provided by BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), and BlackRock, Inc. (“BlackRock”), as applicable, at prior Board meetings. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review.

In selecting BFA and approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and made the following conclusions:

Expenses of the Fund — The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, waivers/reimbursements (if any), and underlying fund fees and expenses (if any) of the Fund in comparison with the same information for other exchange traded funds (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Broadridge’s judgment, pure index institutional mutual funds, objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of Broadridge’s proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the proposed investment advisory fee and expense level of the Fund supported the Board’s approval of the Advisory Contract.

Nature, Extent and Quality of Services to be Provided by BFA — The Board reviewed the scope of services to be provided by BFA under the Advisory Contract. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting iShares funds and their shareholders. The Board considered representations by BFA, BTC, and BlackRock that the scope and quality of services to be provided to the Fund would be similar to the scope and quality of services provided to other iShares funds. The Board also considered BFA’s compliance program and its compliance record with respect to other iShares funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	41

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Fund, as well as the resources that will be available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures.

Based on the review of this information, the Board concluded that the nature, extent and quality of services to be provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the Advisory Contract.

Costs of Services to be Provided to the Fund and Profits to be Realized by BFA and Affiliates — The Board did not consider the profitability of the Fund to BFA based on the fees payable under the Advisory Contract or revenue to be received by BFA or its affiliates in connection with services to be provided to the Fund since the proposed relationship had not yet commenced. The Board noted that it expects to receive profitability information from BFA periodically following the Fund’s launch and will thus be in a position to evaluate whether any new or additional breakpoints or other adjustments in Fund fees would be appropriate.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets. The Board noted that it had previously received and considered information regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that should material economies of scale exist in the future that are not otherwise shared, a breakpoint structure for the Fund may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue periodically, determined to approve the Advisory Contract.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA previously provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the iShares funds, including in terms of the different and generally more extensive services provided to the iShares funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory

42	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — Except as noted below, the Board did not consider the “fallout” benefits or ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Fund by BFA since the proposed relationship had not yet commenced. However, the Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board considered the potential payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also considered the potential for revenue to BTC, the Fund’s securities lending agent, and its affiliates in the event of any loaning of portfolio securities of the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, will be reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the Advisory Contract.

Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the Advisory Contract.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	43

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
MSCI EAFE ESG Optimized	$0.031771	$—	$0.018933	$0.050704	63%	—%	37%	100%
MSCI Global Impact	0.410660	—	—	0.410660	100	—	—	100

44	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	45

Notes:

46	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2017 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-817-0217

FEBRUARY 28, 2017

2017 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares Edge MSCI Multifactor Consumer Discretionary ETF | CNDF | BATS
➢	iShares Edge MSCI Multifactor Consumer Staples ETF | CNSF | BATS
➢	iShares Edge MSCI Multifactor Energy ETF | ERGF | BATS
➢	iShares Edge MSCI Multifactor Financials ETF | FNCF | BATS
➢	iShares Edge MSCI Multifactor Healthcare ETF | HCRF | BATS
➢	iShares Edge MSCI Multifactor Industrials ETF | INDF | BATS
➢	iShares Edge MSCI Multifactor Materials ETF | MATF | BATS
➢	iShares Edge MSCI Multifactor Technology ETF | TCHF | BATS
➢	iShares Edge MSCI Multifactor Utilities ETF | UTLF | BATS

Fund Performance Overview

iSHARES® EDGE MSCI MULTIFACTOR CONSUMER DISCRETIONARY ETF

Performance as of February 28, 2017

The iShares Edge MSCI Multifactor Consumer Discretionary ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. large- and mid-capitalization stocks in the Consumer Discretionary sector that have favorable exposure to target style factors subject to constraints, as represented by the MSCI USA Consumer Discretionary Diversified Multiple-Factor Capped Index (“the Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2017, the total return for the Fund was 6.12%, net of fees, while the total return for the Index was 6.32%.

	Cumulative Total Returns
	NAV	MARKET	INDEX
Since Inception	9.72%	10.47%	10.09%

The inception date of the Fund was 5/10/16. The first day of secondary market trading was 5/12/16.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,061.20	$1.79	$1,000.00	$1,023.10	$1.76	0.35%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

ALLOCATION BY SECTOR

As of 2/28/17

Sector	Percentage of Total Investments*

Specialty Retail	25.22%
Media	19.11
Internet & Direct Marketing Retail	11.82
Household Durables	9.11
Hotels, Restaurants & Leisure	8.28
Textiles, Apparel & Luxury Goods	5.89
Auto Components	5.63
Distributors	4.76
Automobiles	4.04
Multiline Retail	3.52
Leisure Products	2.62

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/17

Security	Percentage of Total Investments*

Amazon.com Inc.	10.81%
Comcast Corp. Class A	4.68
Home Depot Inc. (The)	4.56
Walt Disney Co. (The)	4.18
General Motors Co.	4.05
Ross Stores Inc.	2.97
O’Reilly Automotive Inc.	2.94
Carnival Corp.	2.79
Mohawk Industries Inc.	2.73
Ulta Salon Cosmetics & Fragrance Inc.	2.72

TOTAL	42.43%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® EDGE MSCI MULTIFACTOR CONSUMER STAPLES ETF

Performance as of February 28, 2017

The iShares Edge MSCI Multifactor Consumer Staples ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. large- and mid-capitalization stocks in the Consumer Staples sector that have favorable exposure to target style factors subject to constraints, as represented by the MSCI USA Consumer Staples Diversified Multiple-Factor Capped Index (“the Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2017, the total return for the Fund was 1.51%, net of fees, while the total return for the Index was 1.68%.

	Cumulative Total Returns
	NAV	MARKET	INDEX
Since Inception	2.60%	2.15%	2.93%

The inception date of the Fund was 5/10/16. The first day of secondary market trading was 5/12/16.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,015.10	$1.75	$1,000.00	$1,023.10	$1.76	0.35%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

ALLOCATION BY SECTOR

As of 2/28/17

Sector	Percentage of Total Investments*

Food Products	26.37%
Household Products	21.37
Food & Staples Retailing	19.36
Beverages	18.79
Tobacco	12.23
Personal Products	1.88

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/17

Security	Percentage of Total Investments*

Procter & Gamble Co. (The)	9.84%
Wal-Mart Stores Inc.	7.52
Coca-Cola Co. (The)	6.89
Philip Morris International Inc.	6.39
PepsiCo Inc.	6.08
Altria Group Inc.	5.26
Kimberly-Clark Corp.	4.59
Archer-Daniels-Midland Co.	3.36
Kroger Co. (The)	3.21
Clorox Co. (The)	3.10

TOTAL	56.24%

*	Excludes money market funds.

6	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® EDGE MSCI MULTIFACTOR ENERGY ETF

Performance as of February 28, 2017

The iShares Edge MSCI Multifactor Energy ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. large- and mid-capitalization stocks in the Energy sector that have favorable exposure to target style factors subject to constraints, as represented by the MSCI USA Energy Diversified Multiple-Factor Capped Index (“the Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2017, the total return for the Fund was 5.10%, net of fees, while the total return for the Index was 5.31%.

	Cumulative Total Returns
	NAV	MARKET	INDEX
Since Inception	7.41%	7.54%	7.88%

The inception date of the Fund was 5/10/16. The first day of secondary market trading was 5/12/16.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,051.00	$1.78	$1,000.00	$1,023.10	$1.76	0.35%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

ALLOCATION BY SECTOR

As of 2/28/17

Sector	Percentage of Total Investments*

Oil, Gas & Consumable Fuels	82.29%
Energy Equipment & Services	17.71

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/17

Security	Percentage of Total Investments*

Exxon Mobil Corp.	22.07%
Chevron Corp.	14.84
Schlumberger Ltd.	5.93
TechnipFMC PLC	4.74
Phillips 66	4.48
Valero Energy Corp.	4.30
Marathon Petroleum Corp.	4.16
Concho Resources Inc.	3.50
National Oilwell Varco Inc.	3.40
Marathon Oil Corp.	3.03

TOTAL	70.45%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® EDGE MSCI MULTIFACTOR FINANCIALS ETF

Performance as of February 28, 2017

The iShares Edge MSCI Multifactor Financials ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. large- and mid-capitalization stocks in the Financials sector that have favorable exposure to target style factors subject to constraints, as represented by the MSCI USA Financials Diversified Multiple-Factor Capped Index (“the Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2017, the total return for the Fund was 20.57%, net of fees, while the total return for the Index was 20.84%.

	Cumulative Total Returns
	NAV	MARKET	INDEX
Since Inception	27.59%	27.51%	27.97%

The inception date of the Fund was 5/10/16. The first day of secondary market trading was 5/12/16.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,205.70	$1.91	$1,000.00	$1,023.10	$1.76	0.35%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

ALLOCATION BY SECTOR

As of 2/28/17

Sector	Percentage of Total Investments*

Insurance	37.95%
Banks	37.75
Capital Markets	15.78
Diversified Financial Services	7.01
Consumer Finance	1.51

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/17

Security	Percentage of Total Investments*

JPMorgan Chase & Co.	8.37%
Wells Fargo & Co.	6.94
Bank of America Corp.	5.84
Berkshire Hathaway Inc. Class B	4.80
Citigroup Inc.	3.58
Travelers Companies Inc. (The)	2.85
Aflac Inc.	2.77
Ameriprise Financial Inc.	2.75
Citizens Financial Group Inc.	2.72
Aon PLC	2.69

TOTAL	43.31%

*	Excludes money market funds.

8	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® EDGE MSCI MULTIFACTOR HEALTHCARE ETF

Performance as of February 28, 2017

The iShares Edge MSCI Multifactor Healthcare ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. large- and mid-capitalization stocks in the Healthcare sector that have favorable exposure to target style factors subject to constraints, as represented by the MSCI USA Health Care Diversified Multiple-Factor Capped Index (“the Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2017, the total return for the Fund was 5.22%, net of fees, while the total return for the Index was 5.43%.

	Cumulative Total Returns
	NAV	MARKET	INDEX
Since Inception	9.73%	9.85%	10.05%

The inception date of the Fund was 5/10/16. The first day of secondary market trading was 5/12/16.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,052.20	$1.78	$1,000.00	$1,023.10	$1.76	0.35%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

ALLOCATION BY SECTOR

As of 2/28/17

Sector	Percentage of Total Investments*

Health Care Providers & Services	35.12%
Health Care Equipment & Supplies	25.46
Pharmaceuticals	22.98
Biotechnology	8.72
Life Sciences Tools & Services	7.72

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/17

Security	Percentage of Total Investments*

Johnson & Johnson	9.37%
Pfizer Inc.	4.86
Merck & Co. Inc.	4.06
Anthem Inc.	3.67
Aetna Inc.	3.39
Cigna Corp.	3.24
UnitedHealth Group Inc.	3.17
McKesson Corp.	3.09
Intuitive Surgical Inc.	3.03
Cardinal Health Inc.	2.98

TOTAL	40.86%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® EDGE MSCI MULTIFACTOR INDUSTRIALS ETF

Performance as of February 28, 2017

The iShares Edge MSCI Multifactor Industrials ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. large- and mid-capitalization stocks in the Industrials sector that have favorable exposure to target style factors subject to constraints, as represented by the MSCI USA Industrials Diversified Multiple-Factor Capped Index (“the Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2017, the total return for the Fund was 14.28%, net of fees, while the total return for the Index was 14.52%.

	Cumulative Total Returns
	NAV	MARKET	INDEX
Since Inception	17.72%	18.39%	18.16%

The inception date of the Fund was 5/10/16. The first day of secondary market trading was 5/12/16.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,142.80	$1.86	$1,000.00	$1,023.10	$1.76	0.35%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

ALLOCATION BY SECTOR

As of 2/28/17

Sector	Percentage of Total Investments*

Aerospace & Defense	19.92%
Industrial Conglomerates	16.62
Machinery	12.50
Road & Rail	9.89
Commercial Services & Supplies	7.48
Air Freight & Logistics	7.31
Airlines	7.12
Electrical Equipment	6.95
Professional Services	5.18
Construction & Engineering	4.54
Building Products	2.49

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/17

Security	Percentage of Total Investments*

General Electric Co.	10.94%
Boeing Co. (The)	7.39
Norfolk Southern Corp.	3.89
Eaton Corp. PLC (Ireland)	3.66
3M Co.	3.41
Cummins Inc.	3.20
Stanley Black & Decker Inc.	2.89
Republic Services Inc.	2.82
Huntington Ingalls Industries Inc.	2.79
Equifax Inc.	2.78

TOTAL	43.77%

*	Excludes money market funds.

10	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® EDGE MSCI MULTIFACTOR MATERIALS ETF

Performance as of February 28, 2017

The iShares Edge MSCI Multifactor Materials ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. large- and mid-capitalization stocks in the Materials sector that have favorable exposure to target style factors subject to constraints, as represented by the MSCI USA Materials Diversified Multiple-Factor Capped Index (“the Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2017, the total return for the Fund was 11.45%, net of fees, while the total return for the Index was 11.68%.

	Cumulative Total Returns
	NAV	MARKET	INDEX
Since Inception	18.14%	17.93%	18.36%

The inception date of the Fund was 5/10/16. The first day of secondary market trading was 5/12/16.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,114.50	$1.83	$1,000.00	$1,023.10	$1.76	0.35%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

ALLOCATION BY SECTOR

As of 2/28/17

Sector	Percentage of Total Investments*
Chemicals	66.46%
Containers & Packaging	19.07
Metals & Mining	10.63
Construction Materials	3.84

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/17

Security	Percentage of Total Investments*
Dow Chemical Co. (The)	8.90%
EI du Pont de Nemours & Co.	8.71
LyondellBasell Industries NV Class A	6.97
Sherwin-Williams Co. (The)	6.04
Monsanto Co.	5.82
International Paper Co.	5.24
Nucor Corp.	4.92
Newmont Mining Corp.	4.79
WestRock Co.	4.08
Celanese Corp. Series A	4.08

TOTAL	59.55%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	11

Fund Performance Overview

iSHARES® EDGE MSCI MULTIFACTOR TECHNOLOGY ETF

Performance as of February 28, 2017

The iShares Edge MSCI Multifactor Technology ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. large- and mid-capitalization stocks in the Technology sector that have favorable exposure to target style factors subject to constraints, as represented by the MSCI USA Information Technology Diversified Multiple-Factor Capped Index (“the Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2017, the total return for the Fund was 16.13%, net of fees, while the total return for the Index was 16.35%.

	Cumulative Total Returns
	NAV	MARKET	INDEX
Since Inception	32.78%	33.33%	33.19%

The inception date of the Fund was 5/10/16. The first day of secondary market trading was 5/12/16.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,161.30	$1.88	$1,000.00	$1,023.10	$1.76	0.35%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

ALLOCATION BY SECTOR

As of 2/28/17

Sector	Percentage of Total Investments*

Software	23.80%
Technology Hardware, Storage & Peripherals	19.96
Semiconductors & Semiconductor Equipment	15.70
IT Services	15.35
Internet Software & Services	11.79
Electronic Equipment, Instruments & Components	9.71
Communications Equipment	3.69

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/17

Security	Percentage of Total Investments*

Apple Inc.	13.63%
Microsoft Corp.	8.34
Facebook Inc. Class A	4.77
Alphabet Inc. Class C	3.58
Accenture PLC Class A	3.54
Alphabet Inc. Class A	3.45
NVIDIA Corp.	3.19
Hewlett Packard Enterprise Co.	2.62
Symantec Corp.	2.61
Lam Research Corp.	2.52

TOTAL	48.25%

*	Excludes money market funds.

12	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® EDGE MSCI MULTIFACTOR UTILITIES ETF

Performance as of February 28, 2017

The iShares Edge MSCI Multifactor Utilities ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. large- and mid-capitalization stocks in the Utilities sector that have favorable exposure to target style factors subject to constraints, as represented by the MSCI USA Utilities Diversified Multiple-Factor Capped Index (“the Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2017, the total return for the Fund was 6.48%, net of fees, while the total return for the Index was 6.72%.

	Cumulative Total Returns
	NAV	MARKET	INDEX
Since Inception	7.96%	6.82%	8.34%

The inception date of the Fund was 5/10/16. The first day of secondary market trading was 5/12/16.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,064.80	$1.79	$1,000.00	$1,023.10	$1.76	0.35%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

ALLOCATION BY SECTOR

As of 2/28/17

Sector	Percentage of Total Investments*

Electric Utilities	63.48%
Multi-Utilities	30.04
Gas Utilities	6.37
Water Utilities	0.11

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/17

Security	Percentage of Total Investments*

Exelon Corp.	7.11%
NextEra Energy Inc.	7.00
Duke Energy Corp.	6.43
Edison International	5.95
Public Service Enterprise Group Inc.	5.50
Consolidated Edison Inc.	5.48
Southern Co. (The)	5.46
Dominion Resources Inc./VA	5.26
Entergy Corp.	4.07
Ameren Corp.	4.00

TOTAL	56.26%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	13

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on September 1, 2016 and held through February 28, 2017, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

14	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI MULTIFACTOR CONSUMER DISCRETIONARY ETF

February 28, 2017

Security	Shares	Value
COMMON STOCKS — 99.68%

AUTO COMPONENTS — 5.61%
Autoliv Inc.	142	$14,867
Goodyear Tire & Rubber Co. (The)	2,012	70,521
Lear Corp.	481	68,297

		153,685
AUTOMOBILES — 4.03%
General Motors Co.	2,997	110,410

		110,410
DISTRIBUTORS — 4.74%
Genuine Parts Co.	711	68,050
LKQ Corp.[a]	1,956	61,770

		129,820
HOTELS, RESTAURANTS & LEISURE — 8.25%
Carnival Corp.	1,362	76,204
Darden Restaurants Inc.	827	61,760
McDonald’s Corp.	434	55,400
Starbucks Corp.	573	32,587

		225,951
HOUSEHOLD DURABLES — 9.08%
Garmin Ltd.	1,190	61,416
Leggett & Platt Inc.	1,218	59,901
Mohawk Industries Inc.[a]	329	74,472
Whirlpool Corp.	296	52,863

		248,652
INTERNET & DIRECT MARKETING RETAIL — 11.78%
Amazon.com Inc.[a]	349	294,919
Priceline Group Inc. (The)[a]	16	27,586

		322,505
LEISURE PRODUCTS — 2.62%
Hasbro Inc.	739	71,587

		71,587
MEDIA — 19.05%
Charter Communications Inc. Class Aa	24	7,754
Comcast Corp. Class A	3,415	127,789
Interpublic Group of Companies Inc. (The)	2,625	63,263
Liberty Broadband Corp. Class Ca	662	56,892
News Corp. Class A	3,960	50,767
Omnicom Group Inc.	864	73,527
Scripps Networks Interactive Inc. Class A	61	4,927
Time Warner Inc.	229	22,490
Walt Disney Co. (The)	1,037	114,163

		521,572

Security	Shares	Value
MULTILINE RETAIL — 3.51%
Kohl’s Corp.	1,131	$48,203
Nordstrom Inc.	1,029	48,013

		96,216
SPECIALTY RETAIL — 25.14%
AutoNation Inc.[a]	734	33,691
Bed Bath & Beyond Inc.	1,327	53,611
Best Buy Co. Inc.	1,454	64,165
Dick’s Sporting Goods Inc.	912	44,642
Foot Locker Inc.	862	65,228
Home Depot Inc. (The)	859	124,478
Lowe’s Companies Inc.	151	11,230
O’Reilly Automotive Inc.[a]	295	80,154
Ross Stores Inc.	1,181	80,993
Staples Inc.	6,169	55,459
TJX Companies Inc. (The)	3	235
Ulta Salon Cosmetics & Fragrance Inc.[a]	272	74,373

		688,259
TEXTILES, APPAREL & LUXURY GOODS — 5.87%
lululemon athletica Inc.[a,b]	639	41,701
Michael Kors Holdings Ltd.[a]	1,248	45,552
NIKE Inc. Class B	364	20,806
PVH Corp.	575	52,670

		160,729

TOTAL COMMON STOCKS
(Cost: $2,512,966)		2,729,386

SHORT-TERM INVESTMENTS — 0.64%

MONEY MARKET FUNDS — 0.64%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.98%[c,d,e]	11,431	11,436
BlackRock Cash Funds: Treasury, SL Agency Shares
0.47%[c,d]	6,091	6,091

		17,527

TOTAL SHORT-TERM INVESTMENTS
(Cost: $17,524)		17,527

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR CONSUMER DISCRETIONARY ETF

February 28, 2017

Value
TOTAL INVESTMENTS IN SECURITIES — 100.32%
(Cost: $2,530,490)[f]	$2,746,913
Other Assets, Less Liabilities — (0.32)%	(8,872)

NET ASSETS — 100.00%	$2,738,041

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments for federal income tax purposes was $2,535,623. Net unrealized appreciation was $211,290, of which $255,299 represented gross unrealized appreciation on securities and $44,009 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$2,729,386	$—	$—	$2,729,386
Money market funds	17,527	—	—	17,527

Total	$2,746,913	$—	$—	$2,746,913

See notes to financial statements.

16	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI MULTIFACTOR CONSUMER STAPLES ETF

February 28, 2017

Security	Shares	Value
COMMON STOCKS — 99.75%

BEVERAGES — 18.74%
Coca-Cola Co. (The)	4,200	$176,232
Dr Pepper Snapple Group Inc.	803	75,032
Molson Coors Brewing Co. Class B	737	73,988
PepsiCo Inc.	1,409	155,525

		480,777
FOOD & STAPLES RETAILING — 19.31%
Costco Wholesale Corp.	257	45,535
CVS Health Corp.	753	60,677
Kroger Co. (The)	2,582	82,108
Wal-Mart Stores Inc.	2,714	192,504
Walgreens Boots Alliance Inc.	633	54,679
Whole Foods Market Inc.	1,947	59,714

		495,217
FOOD PRODUCTS — 26.31%
Archer-Daniels-Midland Co.	1,831	86,002
Bunge Ltd.	886	72,519
Campbell Soup Co.	1,133	67,243
General Mills Inc.	10	604
Hormel Foods Corp.	1,713	60,383
Ingredion Inc.	488	58,994
JM Smucker Co. (The)	532	75,400
Kraft Heinz Co. (The)	221	20,224
McCormick & Co. Inc./MD	668	65,745
Mondelez International Inc. Class A	923	40,538
Tyson Foods Inc. Class A	1,068	66,814
WhiteWave Foods Co. (The)[a]	1,095	60,313

		674,779
HOUSEHOLD PRODUCTS — 21.31%
Church & Dwight Co. Inc.	1,405	70,025
Clorox Co. (The)	579	79,213
Colgate-Palmolive Co.	387	28,243
Kimberly-Clark Corp.	886	117,439
Procter & Gamble Co. (The)	2,764	251,718

		546,638
PERSONAL PRODUCTS — 1.88%
Edgewell Personal Care Co.[a]	652	48,144

		48,144
TOBACCO — 12.20%
Altria Group Inc.	1,796	134,556
Philip Morris International Inc.	1,496	163,588

Security	Shares	Value
Reynolds American Inc.	239	$14,715

		312,859

TOTAL COMMON STOCKS
(Cost: $2,495,345)		2,558,414

SHORT-TERM INVESTMENTS — 0.15%

MONEY MARKET FUNDS — 0.15%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.47%[b,c]	3,815	3,815

		3,815

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,815)		3,815

TOTAL INVESTMENTS IN SECURITIES — 99.90%
(Cost: $2,499,160)[d]		2,562,229
Other Assets, Less Liabilities — 0.10%		2,530

NET ASSETS — 100.00%		$2,564,759

[a]	Non-income earning security.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $2,501,717. Net unrealized appreciation was $60,512, of which $133,844 represented gross unrealized appreciation on securities and $73,332 represented gross unrealized depreciation on securities.

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR CONSUMER STAPLES ETF

February 28, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$2,558,414	$—	$—	$2,558,414
Money market funds	3,815	—	—	3,815

Total	$2,562,229	$—	$—	$2,562,229

See notes to financial statements.

18	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI MULTIFACTOR ENERGY ETF

February 28, 2017

Security	Shares	Value
COMMON STOCKS — 99.47%

ENERGY EQUIPMENT & SERVICES — 17.62%
Halliburton Co.	539	$28,815
Helmerich & Payne Inc.	975	66,661
National Oilwell Varco Inc.	2,202	89,005
Schlumberger Ltd.	1,935	155,497
TechnipFMC PLC[a]	3,848	124,367

		464,345
OIL, GAS & CONSUMABLE FUELS — 81.85%
Anadarko Petroleum Corp.	177	11,443
Chevron Corp.	3,459	389,138
Cimarex Energy Co.	597	75,055
Concho Resources Inc.[a]	693	91,788
ConocoPhillips	1,132	53,849
Continental Resources Inc./OKa,b	1,207	54,556
Diamondback Energy Inc.[a]	150	15,129
Enbridge Inc. New	1	11
EOG Resources Inc.	509	49,368
Exxon Mobil Corp.	7,114	578,511
HollyFrontier Corp.	2,240	65,587
Kinder Morgan Inc./DE	1,105	23,548
Marathon Oil Corp.	4,955	79,280
Marathon Petroleum Corp.	2,199	109,070
Murphy Oil Corp.	2,021	57,174
Occidental Petroleum Corp.	652	42,739
ONEOK Inc.	1,439	77,778
Parsley Energy Inc. Class Aa	2,559	77,768
Phillips 66	1,502	117,441
Pioneer Natural Resources Co.	20	3,719
Tesoro Corp.	841	71,645

Security	Shares	Value
Valero Energy Corp.	1,660	$112,797

		2,157,394

TOTAL COMMON STOCKS
(Cost: $2,578,106)		2,621,739

SHORT-TERM INVESTMENTS — 2.09%

MONEY MARKET FUNDS — 2.09%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.98%[c,d,e]	54,117	54,139
BlackRock Cash Funds: Treasury, SL Agency Shares
0.47%[c,d]	940	940

		55,079

TOTAL SHORT-TERM INVESTMENTS
(Cost: $55,069)		55,079

TOTAL INVESTMENTS IN SECURITIES — 101.56%
(Cost: $2,633,175)[f]		2,676,818
Other Assets, Less Liabilities — (1.56)%		(41,008)

NET ASSETS — 100.00%		$2,635,810

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments for federal income tax purposes was $2,637,609. Net unrealized appreciation was $39,209, of which $173,463 represented gross unrealized appreciation on securities and $134,254 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$2,621,739	$—	$—	$2,621,739
Money market funds	55,079	—	—	55,079

Total	$2,676,818	$—	$—	$2,676,818

See notes to financial statements.

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI MULTIFACTOR FINANCIALS ETF

February 28, 2017

Security	Shares	Value
COMMON STOCKS — 99.82%

BANKS — 37.68%
Bank of America Corp.	7,534	$185,939
Citigroup Inc.	1,908	114,117
Citizens Financial Group Inc.	2,315	86,512
Comerica Inc.	1,119	79,762
Fifth Third Bancorp.	3,006	82,485
Huntington Bancshares Inc./OH	5,613	79,368
JPMorgan Chase & Co.	2,941	266,513
People’s United Financial Inc.	2,808	53,914
U.S. Bancorp.	580	31,900
Wells Fargo & Co.	3,819	221,044

		1,201,554
CAPITAL MARKETS — 15.75%
Ameriprise Financial Inc.	665	87,448
E*TRADE Financial Corp.[a]	1,316	45,415
Eaton Vance Corp. NVS	1,169	54,511
Goldman Sachs Group Inc. (The)	98	24,310
Morgan Stanley	41	1,872
MSCI Inc.	816	77,185
Nasdaq Inc.	999	71,039
Raymond James Financial Inc.	925	72,668
SEI Investments Co.	1,347	67,821

		502,269
CONSUMER FINANCE — 1.51%
Navient Corp.	3,121	48,095

		48,095
DIVERSIFIED FINANCIAL SERVICES — 7.00%
Berkshire Hathaway Inc. Class Ba	891	152,735
Voya Financial Inc.	1,710	70,504

		223,239
INSURANCE — 37.88%
Aflac Inc.	1,218	88,122
Alleghany Corp.[a]	112	72,330
American International Group Inc.	187	11,953
Aon PLC	740	85,581
Arch Capital Group Ltd.[a]	845	79,912
Assurant Inc.	587	58,113
Axis Capital Holdings Ltd.	911	63,132
Chubb Ltd.	19	2,625
Cincinnati Financial Corp.	941	68,655
FNF Group	1,868	71,600
Lincoln National Corp.	1,151	80,754

Security	Shares	Value
Principal Financial Group Inc.	1,303	$81,490
Reinsurance Group of America Inc.	538	69,972
Torchmark Corp.	937	72,646
Travelers Companies Inc. (The)	741	90,580
Unum Group	1,588	77,542
WR Berkley Corp.	875	62,142
XL Group Ltd.	1,748	70,777

		1,207,926

TOTAL COMMON STOCKS
(Cost: $2,580,189)		3,183,083

SHORT-TERM INVESTMENTS — 0.27%

MONEY MARKET FUNDS — 0.27%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.47%[b,c]	8,668	8,668

		8,668

TOTAL SHORT-TERM INVESTMENTS
(Cost: $8,668)		8,668

TOTAL INVESTMENTS IN SECURITIES — 100.09%
(Cost: $2,588,857)[d]		3,191,751
Other Assets, Less Liabilities — (0.09)%		(2,934)

NET ASSETS — 100.00%		$3,188,817

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $2,589,425. Net unrealized appreciation was $602,326, of which $602,898 represented gross unrealized appreciation on securities and $572 represented gross unrealized depreciation on securities.

20	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR FINANCIALS ETF

February 28, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$3,183,083	$—	$—	$3,183,083
Money market funds	8,668	—	—	8,668

Total	$3,191,751	$—	$—	$3,191,751

See notes to financial statements.

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI MULTIFACTOR HEALTHCARE ETF

February 28, 2017

Security	Shares	Value
COMMON STOCKS — 99.79%

BIOTECHNOLOGY — 8.70%
AbbVie Inc.	645	$39,887
Amgen Inc.	331	58,432
Biogen Inc.[a]	40	11,544
Celgene Corp.[a]	291	35,941
Gilead Sciences Inc.	521	36,720
United Therapeutics Corp.[a]	385	56,872

		239,396
HEALTH CARE EQUIPMENT & SUPPLIES — 25.40%
Abbott Laboratories	77	3,471
Align Technology Inc.[a]	594	61,039
Cooper Companies Inc. (The)	339	67,509
DENTSPLY SIRONA Inc.	1,039	65,997
Edwards Lifesciences Corp.[a]	763	71,753
IDEXX Laboratories Inc.[a]	516	74,789
Intuitive Surgical Inc.[a]	113	83,281
Medtronic PLC	640	51,782
ResMed Inc.	990	71,310
Teleflex Inc.	374	71,501
Varian Medical Systems Inc.[a]	656	55,032
Zimmer Biomet Holdings Inc.	184	21,543

		699,007
HEALTH CARE PROVIDERS & SERVICES — 35.05%
Aetna Inc.	722	92,965
AmerisourceBergen Corp.	702	64,240
Anthem Inc.	611	100,705
Cardinal Health Inc.	1,006	81,858
Cigna Corp.	597	88,893
Henry Schein Inc.[a]	389	66,737
Laboratory Corp. of America Holdings[a]	496	70,561
McKesson Corp.	566	84,974
MEDNAX Inc.[a]	850	60,511
Patterson Companies Inc.	765	34,769
Quest Diagnostics Inc.	713	69,475
UnitedHealth Group Inc.	527	87,155
Universal Health Services Inc. Class B	490	61,544

		964,387
LIFE SCIENCES TOOLS & SERVICES — 7.70%
Agilent Technologies Inc.	1,409	72,282
Mettler-Toledo International Inc.[a]	144	68,576
Thermo Fisher Scientific Inc.	13	2,050
Waters Corp.[a]	446	69,125

		212,033

Security	Shares	Value
PHARMACEUTICALS — 22.94%
Allergan PLC	92	$22,523
Bristol-Myers Squibb Co.	630	35,727
Eli Lilly & Co.	245	20,289
Johnson & Johnson	2,106	257,374
Mallinckrodt PLC[a]	961	50,376
Merck & Co. Inc.	1,692	111,452
Pfizer Inc.	3,910	133,409

		631,150

TOTAL COMMON STOCKS
(Cost: $2,509,959)		2,745,973

SHORT-TERM INVESTMENTS — 0.09%

MONEY MARKET FUNDS — 0.09%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.47%[b,c]	2,496	2,496

		2,496

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,496)		2,496

TOTAL INVESTMENTS IN SECURITIES — 99.88%
(Cost: $2,512,455)[d]		2,748,469
Other Assets, Less Liabilities — 0.12%		3,241

NET ASSETS — 100.00%		$2,751,710

[a]	Non-income earning security.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $2,512,868. Net unrealized appreciation was $235,601, of which $277,808 represented gross unrealized appreciation on securities and $42,207 represented gross unrealized depreciation on securities.

22	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR HEALTHCARE ETF

February 28, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$2,745,973	$—	$—	$2,745,973
Money market funds	2,496	—	—	2,496

Total	$2,748,469	$—	$—	$2,748,469

See notes to financial statements.

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI MULTIFACTOR INDUSTRIALS ETF

February 28, 2017

Security	Shares	Value
COMMON STOCKS — 99.51%

AEROSPACE & DEFENSE — 19.82%
Boeing Co. (The)	1,202	$216,636
General Dynamics Corp.	38	7,213
Huntington Ingalls Industries Inc.	375	81,938
L3 Technologies Inc.	471	79,279
Lockheed Martin Corp.	165	43,986
Northrop Grumman Corp.	16	3,953
Raytheon Co.	42	6,474
Textron Inc.	1,628	77,004
United Technologies Corp.	601	67,643

		584,126
AIR FREIGHT & LOGISTICS — 7.27%
CH Robinson Worldwide Inc.	934	75,065
Expeditors International of Washington Inc.	1,319	74,365
FedEx Corp.	64	12,351
United Parcel Service Inc. Class B	497	52,563

		214,344
AIRLINES — 7.09%
American Airlines Group Inc.	1,344	62,308
Southwest Airlines Co.	1,376	79,533
United Continental Holdings Inc.[a]	904	66,977

		208,818
BUILDING PRODUCTS — 2.48%
AO Smith Corp.	1,372	69,094
Johnson Controls International PLC	95	3,984

		73,078
COMMERCIAL SERVICES & SUPPLIES — 7.44%
Cintas Corp.	614	72,458
Republic Services Inc.	1,334	82,641
Waste Connections Inc.	735	64,232

		219,331
CONSTRUCTION & ENGINEERING — 4.51%
Fluor Corp.	1,267	70,179
Jacobs Engineering Group Inc.	1,113	62,784

		132,963
ELECTRICAL EQUIPMENT — 6.92%
Acuity Brands Inc.	284	60,010
Eaton Corp. PLC	1,491	107,322
Rockwell Automation Inc.	242	36,566

		203,898

Security	Shares	Value
INDUSTRIAL CONGLOMERATES — 16.54%
3M Co.	536	$99,884
General Electric Co.	10,767	320,964
Honeywell International Inc.	535	66,607

		487,455
MACHINERY — 12.44%
AGCO Corp.	910	55,437
Caterpillar Inc.	232	22,425
Cummins Inc.	632	93,846
Illinois Tool Works Inc.	10	1,320
Snap-on Inc.	277	46,999
Stanley Black & Decker Inc.	666	84,682
Xylem Inc./NY	1,286	61,882

		366,591
PROFESSIONAL SERVICES — 5.16%
Equifax Inc.	623	81,682
ManpowerGroup Inc.	724	70,257

		151,939
ROAD & RAIL — 9.84%
AMERCO	97	37,471
JB Hunt Transport Services Inc.	725	71,173
Norfolk Southern Corp.	942	114,010
Union Pacific Corp.	623	67,247

		289,901

TOTAL COMMON STOCKS
(Cost: $2,567,936)		2,932,444

SHORT-TERM INVESTMENTS — 0.17%

MONEY MARKET FUNDS — 0.17%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.47%[b,c]	5,100	5,100

		5,100

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,100)		5,100

24	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR INDUSTRIALS ETF

February 28, 2017

Value
TOTAL INVESTMENTS IN SECURITIES — 99.68%
(Cost: $2,573,036)[d]	$2,937,544
Other Assets, Less Liabilities — 0.32%	9,521

NET ASSETS — 100.00%	$2,947,065

[a]	Non-income earning security.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $2,574,486. Net unrealized appreciation was $363,058, of which $385,212 represented gross unrealized appreciation on securities and $22,154 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$2,932,444	$—	$—	$2,932,444
Money market funds	5,100	—	—	5,100

Total	$2,937,544	$—	$—	$2,937,544

See notes to financial statements.

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI MULTIFACTOR MATERIALS ETF

February 28, 2017

Security	Shares	Value
COMMON STOCKS — 99.65%

CHEMICALS — 66.23%
Air Products & Chemicals Inc.	563	$79,085
Albemarle Corp.	1,176	119,376
Celanese Corp. Series A	1,341	119,577
Dow Chemical Co. (The)	4,187	260,683
Eastman Chemical Co.	1,398	112,190
Ecolab Inc.	748	92,730
EI du Pont de Nemours & Co.	3,249	255,176
International Flavors & Fragrances Inc.	814	102,320
LyondellBasell Industries NV Class A	2,237	204,104
Monsanto Co.	1,498	170,517
Mosaic Co. (The)	2,123	66,216
PPG Industries Inc.	663	67,911
Praxair Inc.	857	101,734
Sherwin-Williams Co. (The)	573	176,793
Valspar Corp. (The)	166	18,463

		1,946,875
CONSTRUCTION MATERIALS — 3.82%
Martin Marietta Materials Inc.	411	88,755
Vulcan Materials Co.	196	23,640

		112,395
CONTAINERS & PACKAGING — 19.01%
Avery Dennison Corp.	1,176	94,915
Ball Corp.	64	4,706
Crown Holdings Inc.[a]	1,653	88,584
International Paper Co.	2,912	153,462
Packaging Corp. of America	1,054	97,421
WestRock Co.	2,227	119,635

		558,723

Security	Shares	Value
METALS & MINING — 10.59%
Freeport-McMoRan Inc.[a]	2,005	$26,867
Newmont Mining Corp.	4,101	140,418
Nucor Corp.	2,303	144,099

		311,384

TOTAL COMMON STOCKS
(Cost: $2,532,987)		2,929,377

SHORT-TERM INVESTMENTS — 0.26%

MONEY MARKET FUNDS — 0.26%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.47%[b,c]	7,686	7,686

		7,686

TOTAL SHORT-TERM INVESTMENTS
(Cost: $7,686)		7,686

TOTAL INVESTMENTS IN SECURITIES — 99.91%
(Cost: $2,540,673)[d]		2,937,063
Other Assets, Less Liabilities — 0.09%		2,627

NET ASSETS — 100.00%		$2,939,690

[a]	Non-income earning security.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $2,542,066. Net unrealized appreciation was $394,997, of which $402,348 represented gross unrealized appreciation on securities and $7,351 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$2,929,377	$—	$—	$2,929,377
Money market funds	7,686	—	—	7,686

Total	$2,937,063	$—	$—	$2,937,063

See notes to financial statements.

26	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI MULTIFACTOR TECHNOLOGY ETF

February 28, 2017

Security	Shares	Value
COMMON STOCKS — 99.72%

COMMUNICATIONS EQUIPMENT — 3.68%
Cisco Systems Inc.	1,599	$54,654
F5 Networks Inc.[a]	464	66,477

		121,131
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 9.68%
Arrow Electronics Inc.[a]	640	46,208
Avnet Inc.	908	41,841
Corning Inc.	2,993	82,637
Flex Ltd.[a]	3,857	63,602
FLIR Systems Inc.	982	36,049
TE Connectivity Ltd.	151	11,245
Trimble Inc.[a]	1,211	37,577

		319,159
INTERNET SOFTWARE & SERVICES — 11.76%
Alphabet Inc. Class Aa	134	113,221
Alphabet Inc. Class Ca	143	117,719
Facebook Inc. Class Aa	1,155	156,549

		387,489
IT SERVICES — 15.30%
Accenture PLC Class A	949	116,253
Broadridge Financial Solutions Inc.	851	59,000
Computer Sciences Corp.	1,006	68,971
International Business Machines Corp.	274	49,271
MasterCard Inc. Class A	120	13,255
Paychex Inc.	1,313	80,644
Visa Inc. Class A	603	53,028
Western Union Co. (The)	3,257	63,967

		504,389
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 15.65%
Intel Corp.	1,661	60,128
Lam Research Corp.	699	82,860
Linear Technology Corp.	1,164	75,171
Marvell Technology Group Ltd.	3,095	48,282
Maxim Integrated Products Inc.	1,698	75,222
NVIDIA Corp.	1,034	104,930
Qorvo Inc.[a]	910	60,151
QUALCOMM Inc.	161	9,093

		515,837
SOFTWARE — 23.74%
Activision Blizzard Inc.	531	23,964
ANSYS Inc.[a]	620	66,191

Security	Shares	Value
CA Inc.	2,146	$69,251
Cadence Design Systems Inc.[a]	2,041	63,067
Citrix Systems Inc.[a]	631	49,818
Microsoft Corp.	4,284	274,090
Oracle Corp.	703	29,941
Symantec Corp.	3,005	85,853
Synopsys Inc.[a]	1,081	77,227
VMware Inc. Class Aa	478	42,967

		782,369
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 19.91%
Apple Inc.	3,270	447,957
Hewlett Packard Enterprise Co.	3,777	86,191
NetApp Inc.	1,823	76,256
Xerox Corp.	6,140	45,682

		656,086

TOTAL COMMON STOCKS
(Cost: $2,595,336)		3,286,460

SHORT-TERM INVESTMENTS — 2.10%

MONEY MARKET FUNDS — 2.10%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.98%[b,c]	66,313	66,340
BlackRock Cash Funds: Treasury, SL Agency Shares
0.47%[b,c]	2,797	2,797

		69,137

TOTAL SHORT-TERM INVESTMENTS
(Cost: $69,137)		69,137

TOTAL INVESTMENTS IN SECURITIES — 101.82%
(Cost: $2,664,473)[d]		3,355,597
Other Assets, Less Liabilities — (1.82)%		(59,839)

NET ASSETS — 100.00%		$3,295,758

[a]	Non-income earning security.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $2,664,483. Net unrealized appreciation was $691,114, of which $692,313 represented gross unrealized appreciation on securities and $1,199 represented gross unrealized depreciation on securities.

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR TECHNOLOGY ETF

February 28, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$3,286,460	$—	$—	$3,286,460
Money market funds	69,137	—	—	69,137

Total	$3,355,597	$—	$—	$3,355,597

See notes to financial statements.

28	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI MULTIFACTOR UTILITIES ETF

February 28, 2017

Security	Shares	Value
COMMON STOCKS — 99.62%

ELECTRIC UTILITIES — 63.25%
Alliant Energy Corp.	2,231	$88,080
American Electric Power Co. Inc.	1,117	74,805
Duke Energy Corp.	2,061	170,136
Edison International	1,977	157,646
Entergy Corp.	1,405	107,707
Eversource Energy	326	19,123
Exelon Corp.	5,127	188,212
FirstEnergy Corp.	3,190	103,452
NextEra Energy Inc.	1,414	185,234
OGE Energy Corp.	2,330	85,814
PG&E Corp.	1,166	77,831
Pinnacle West Capital Corp.	1,088	89,423
PPL Corp.	1,216	44,846
Southern Co. (The)	2,842	144,430
Westar Energy Inc.	1,393	75,194
Xcel Energy Inc.	1,573	68,756

		1,680,689
GAS UTILITIES — 6.35%
Atmos Energy Corp.	1,074	84,084
UGI Corp.	1,754	84,595

		168,679
MULTI-UTILITIES — 29.92%
Ameren Corp.	1,937	105,934
Consolidated Edison Inc.	1,882	144,989
Dominion Resources Inc./VA	1,795	139,364
DTE Energy Co.	183	18,553
NiSource Inc.	3,463	82,800
Public Service Enterprise Group Inc.	3,167	145,619

Security	Shares	Value
SCANA Corp.	1,219	$84,538
Sempra Energy	456	50,292
WEC Energy Group Inc.	383	23,083

		795,172
WATER UTILITIES — 0.10%
American Water Works Co. Inc.	36	2,808

		2,808

TOTAL COMMON STOCKS
(Cost: $2,510,235)		2,647,348

SHORT-TERM INVESTMENTS — 0.07%

MONEY MARKET FUNDS — 0.07%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.47%[a,b]	1,878	1,878

		1,878

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,878)		1,878

TOTAL INVESTMENTS IN SECURITIES — 99.69%
(Cost: $2,512,113)[c]		2,649,226
Other Assets, Less Liabilities — 0.31%		8,167

NET ASSETS — 100.00%		$2,657,393

[a]	Affiliated money market fund.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	The cost of investments for federal income tax purposes was $2,512,545. Net unrealized appreciation was $136,681, of which $144,720 represented gross unrealized appreciation on securities and $8,039 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$2,647,348	$—	$—	$2,647,348
Money market funds	1,878	—	—	1,878

Total	$2,649,226	$—	$—	$2,649,226

See notes to financial statements.

SCHEDULES OF INVESTMENTS	29

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

February 28, 2017

	iShares Edge MSCI Multifactor Consumer Discretionary ETF	iShares Edge MSCI Multifactor Consumer Staples ETF	iShares Edge MSCI Multifactor Energy ETF

ASSETS
Investments, at cost:
Unaffiliated	$2,512,966	$2,495,345	$2,578,106
Affiliated (Note 2)	17,524	3,815	55,069

Total cost of investments	$2,530,490	$2,499,160	$2,633,175

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$2,729,386	$2,558,414	$2,621,739
Affiliated (Note 2)	17,527	3,815	55,079

Total fair value of investments	2,746,913	2,562,229	2,676,818
Receivables:
Investment securities sold	11,119	4,973	102,415
Dividends and interest	2,178	2,720	16,539

Total Assets	2,760,210	2,569,922	2,795,772

LIABILITIES
Payables:
Investment securities purchased	10,015	4,489	105,123
Collateral for securities on loan (Note 1)	11,424	—	54,126
Investment advisory fees (Note 2)	730	674	713

Total Liabilities	22,169	5,163	159,962

NET ASSETS	$2,738,041	$2,564,759	$2,635,810

Net assets consist of:
Paid-in capital	$2,526,438	$2,536,958	$2,503,368
Undistributed net investment income	1,285	5,227	15,896
Undistributed net realized gain (accumulated net realized loss)	(6,105)	(40,495)	72,903
Net unrealized appreciation	216,423	63,069	43,643

NET ASSETS	$2,738,041	$2,564,759	$2,635,810

Shares outstanding[b]	100,000	100,000	100,000

Net asset value per share	$27.38	$25.65	$26.36

[a]	Securities on loan with values of $10,964, $ — and $52,613, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

30	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

February 28, 2017

	iShares Edge MSCI Multifactor Financials ETF	iShares Edge MSCI Multifactor Healthcare ETF	iShares Edge MSCI Multifactor Industrials ETF

ASSETS
Investments, at cost:
Unaffiliated	$2,580,189	$2,509,959	$2,567,936
Affiliated (Note 2)	8,668	2,496	5,100

Total cost of investments	$2,588,857	$2,512,455	$2,573,036

Investments in securities, at fair value (Note 1):
Unaffiliated	$3,183,083	$2,745,973	$2,932,444
Affiliated (Note 2)	8,668	2,496	5,100

Total fair value of investments	3,191,751	2,748,469	2,937,544
Receivables:
Investment securities sold	14,727	13,361	9,715
Dividends and interest	2,814	4,325	10,007

Total Assets	3,209,292	2,766,155	2,957,266

LIABILITIES
Payables:
Investment securities purchased	19,635	13,728	9,421
Investment advisory fees (Note 2)	840	717	780

Total Liabilities	20,475	14,445	10,201

NET ASSETS	$3,188,817	$2,751,710	$2,947,065

Net assets consist of:
Paid-in capital	$2,533,479	$2,541,255	$2,533,796
Undistributed net investment income	5,440	3,239	8,764
Undistributed net realized gain (accumulated net realized loss)	47,004	(28,798)	39,997
Net unrealized appreciation	602,894	236,014	364,508

NET ASSETS	$3,188,817	$2,751,710	$2,947,065

Shares outstanding[a]	100,000	100,000	100,000

Net asset value per share	$31.89	$27.52	$29.47

[a]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	31

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

February 28, 2017

	iShares Edge MSCI Multifactor Materials ETF	iShares Edge MSCI Multifactor Technology ETF	iShares Edge MSCI Multifactor Utilities ETF

ASSETS
Investments, at cost:
Unaffiliated	$2,532,987	$2,595,336	$2,510,235
Affiliated (Note 2)	7,686	69,137	1,878

Total cost of investments	$2,540,673	$2,664,473	$2,512,113

Investments in securities, at fair value (including securities on loan) (Note 1):
Unaffiliated	$2,929,377	$3,286,460	$2,647,348
Affiliated (Note 2)	7,686	69,137	1,878

Total fair value of investments	2,937,063	3,355,597	2,649,226
Receivables:
Investment securities sold	10,121	17,029	581
Dividends and interest	4,994	5,248	12,283

Total Assets	2,952,178	3,377,874	2,662,090

LIABILITIES
Payables:
Investment securities purchased	11,703	14,902	4,012
Collateral for securities on loan (Note 1)	—	66,340	—
Investment advisory fees (Note 2)	785	874	685

Total Liabilities	12,488	82,116	4,697

NET ASSETS	$2,939,690	$3,295,758	$2,657,393

Net assets consist of:
Paid-in capital	$2,526,402	$2,531,926	$2,512,508
Undistributed net investment income	4,750	6,978	12,849
Undistributed net realized gain (accumulated net realized loss)	12,148	65,730	(5,077)
Net unrealized appreciation	396,390	691,124	137,113

NET ASSETS	$2,939,690	$3,295,758	$2,657,393

Shares outstanding[a]	100,000	100,000	100,000

Net asset value per share	$29.40	$32.96	$26.57

[a]	No par value, unlimited number of shares authorized.

See notes to financial statements.

32	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended February 28, 2017

	iShares Edge MSCI Multifactor Consumer Discretionary ETF	iShares Edge MSCI Multifactor Consumer Staples ETF	iShares Edge MSCI Multifactor Energy ETF

NET INVESTMENT INCOME
Dividends — unaffiliated	$22,819	$28,416	$39,158
Dividends — affiliated (Note 2)	9	7	5
Securities lending income — affiliated — net (Note 2)	155	76	54

Total investment income	22,983	28,499	39,217

EXPENSES
Investment advisory fees (Note 2)	4,562	4,265	4,634

Total expenses	4,562	4,265	4,634

Net investment income	18,421	24,234	34,583

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	5,066	(35,752)	81,080
Investments — affiliated (Note 2)	9	—	5

Net realized gain (loss)	5,075	(35,752)	81,085

Net change in unrealized appreciation/depreciation	134,673	48,280	14,202

Net realized and unrealized gain	139,748	12,528	95,287

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$158,169	$36,762	$129,870

See notes to financial statements.

FINANCIAL STATEMENTS	33

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended February 28, 2017

	iShares Edge MSCI Multifactor Financials ETF	iShares Edge MSCI Multifactor Healthcare ETF	iShares Edge MSCI Multifactor Industrials ETF

NET INVESTMENT INCOME
Dividends — unaffiliated	$25,812	$17,141	$27,342
Dividends — affiliated (Note 2)	8	3	7
Securities lending income — affiliated — net (Note 2)	—	25	—

Total investment income	25,820	17,169	27,349

EXPENSES
Investment advisory fees (Note 2)	4,976	4,463	4,738

Total expenses	4,976	4,463	4,738

Net investment income	20,844	12,706	22,611

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	47,572	(28,385)	57,980

Net realized gain (loss)	47,572	(28,385)	57,980

Net change in unrealized appreciation/depreciation	478,072	151,363	288,519

Net realized and unrealized gain	525,644	122,978	346,499

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$546,488	$135,684	$369,110

See notes to financial statements.

34	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended February 28, 2017

	iShares Edge MSCI Multifactor Materials ETF	iShares Edge MSCI Multifactor Technology ETF	iShares Edge MSCI Multifactor Utilities ETF

NET INVESTMENT INCOME
Dividends — unaffiliated	$31,070	$22,473	$43,363
Dividends — affiliated (Note 2)	7	7	8
Securities lending income — affiliated — net (Note 2)	—	161	—

Total investment income	31,077	22,641	43,371

EXPENSES
Investment advisory fees (Note 2)	4,757	5,260	4,342

Total expenses	4,757	5,260	4,342

Net investment income	26,320	17,381	39,029

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	19,699	65,733	(5,937)
Investments — affiliated (Note 2)	—	7	—

Net realized gain (loss)	19,699	65,740	(5,937)

Net change in unrealized appreciation/depreciation	256,866	377,908	129,862

Net realized and unrealized gain	276,565	443,648	123,925

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$302,885	$461,029	$162,954

See notes to financial statements.

FINANCIAL STATEMENTS	35

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Edge MSCI Multifactor Consumer Discretionary ETF		iShares Edge MSCI Multifactor Consumer Staples ETF
	Six months ended February 28, 2017 (Unaudited)	Period from May 10, 2016[a] to August 31, 2016	Six months ended February 28, 2017 (Unaudited)	Period from May 10, 2016[a] to August 31, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$18,421	$14,055	$24,234	$17,224
Net realized gain (loss)	5,075	(11,180)	(35,752)	(4,743)
Net change in unrealized appreciation/depreciation	134,673	81,750	48,280	14,789

Net increase in net assets resulting from operations	158,169	84,625	36,762	27,270

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(23,984)	(7,207)	(29,288)	(6,943)

Total distributions to shareholders	(23,984)	(7,207)	(29,288)	(6,943)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	—	2,526,438	—	2,536,958

Net increase in net assets from capital share transactions	—	2,526,438	—	2,536,958

INCREASE IN NET ASSETS	134,185	2,603,856	7,474	2,557,285

NET ASSETS
Beginning of period	2,603,856	—	2,557,285	—

End of period	$2,738,041	$2,603,856	$2,564,759	$2,557,285

Undistributed net investment income included in net assets at end of period	$1,285	$6,848	$5,227	$10,281

SHARES ISSUED
Shares sold	—	100,000	—	100,000

Net increase in shares outstanding	—	100,000	—	100,000

[a]	Commencement of operations.

See notes to financial statements.

36	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Edge MSCI Multifactor Energy ETF		iShares Edge MSCI Multifactor Financials ETF
	Six months ended February 28, 2017 (Unaudited)	Period from May 10, 2016[a] to August 31, 2016	Six months ended February 28, 2017 (Unaudited)	Period from May 10, 2016[a] to August 31, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$34,583	$33,050	$20,844	$13,949
Net realized gain (loss)	81,085	(8,182)	47,572	7,524
Net change in unrealized appreciation/depreciation	14,202	29,441	478,072	124,822

Net increase in net assets resulting from operations	129,870	54,309	546,488	146,295

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(34,721)	(17,016)	(23,103)	(6,250)
From net realized gain	—	—	(8,092)	—

Total distributions to shareholders	(34,721)	(17,016)	(31,195)	(6,250)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	—	2,503,368	—	2,533,479

Net increase in net assets from capital share transactions	—	2,503,368	—	2,533,479

INCREASE IN NET ASSETS	95,149	2,540,661	515,293	2,673,524

NET ASSETS
Beginning of period	2,540,661	—	2,673,524	—

End of period	$2,635,810	$2,540,661	$3,188,817	$2,673,524

Undistributed net investment income included in net assets at end of period	$15,896	$16,034	$5,440	$7,699

SHARES ISSUED
Shares sold	—	100,000	—	100,000

Net increase in shares outstanding	—	100,000	—	100,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	37

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Edge MSCI Multifactor Healthcare ETF		iShares Edge MSCI Multifactor Industrials ETF
	Six months ended February 28, 2017 (Unaudited)	Period from May 10, 2016[a] to August 31, 2016	Six months ended February 28, 2017 (Unaudited)	Period from May 10, 2016[a] to August 31, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$12,706	$9,261	$22,611	$18,154
Net realized gain (loss)	(28,385)	14,204	57,980	(17,983)
Net change in unrealized appreciation/depreciation	151,363	84,651	288,519	75,989

Net increase in net assets resulting from operations	135,684	108,116	369,110	76,160

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(13,881)	(4,847)	(21,043)	(10,958)
From net realized gain	(14,617)	—	—	—

Total distributions to shareholders	(28,498)	(4,847)	(21,043)	(10,958)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	—	2,541,255	—	2,533,796

Net increase in net assets from capital share transactions	—	2,541,255	—	2,533,796

INCREASE IN NET ASSETS	107,186	2,644,524	348,067	2,598,998

NET ASSETS
Beginning of period	2,644,524	—	2,598,998	—

End of period	$2,751,710	$2,644,524	$2,947,065	$2,598,998

Undistributed net investment income included in net assets at end of period	$3,239	$4,414	$8,764	$7,196

SHARES ISSUED
Shares sold	—	100,000	—	100,000

Net increase in shares outstanding	—	100,000	—	100,000

[a]	Commencement of operations.

See notes to financial statements.

38	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Edge MSCI Multifactor Materials ETF		iShares Edge MSCI Multifactor Technology ETF
	Six months ended February 28, 2017 (Unaudited)	Period from May 10, 2016[a] to August 31, 2016	Six months ended February 28, 2017 (Unaudited)	Period from May 10, 2016[a] to August 31, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$26,320	$18,386	$17,381	$10,562
Net realized gain (loss)	19,699	(7,551)	65,740	38,836
Net change in unrealized appreciation/depreciation	256,866	139,524	377,908	313,216

Net increase in net assets resulting from operations	302,885	150,359	461,029	362,614

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(31,711)	(8,245)	(17,220)	(3,745)
From net realized gain	—	—	(38,846)	—

Total distributions to shareholders	(31,711)	(8,245)	(56,066)	(3,745)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	—	2,526,402	—	2,531,926

Net increase in net assets from capital share transactions	—	2,526,402	—	2,531,926

INCREASE IN NET ASSETS	271,174	2,668,516	404,963	2,890,795

NET ASSETS
Beginning of period	2,668,516	—	2,890,795	—

End of period	$2,939,690	$2,668,516	$3,295,758	$2,890,795

Undistributed net investment income included in net assets at end of period	$4,750	$10,141	$6,978	$6,817

SHARES ISSUED
Shares sold	—	100,000	—	100,000

Net increase in shares outstanding	—	100,000	—	100,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	39

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Edge MSCI Multifactor Utilities ETF
	Six months ended February 28, 2017 (Unaudited)	Period from May 10, 2016[a] to August 31, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$39,029	$27,626
Net realized gain (loss)	(5,937)	860
Net change in unrealized appreciation/depreciation	129,862	7,251

Net increase in net assets resulting from operations	162,954	35,737

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(40,748)	(13,058)

Total distributions to shareholders	(40,748)	(13,058)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	—	2,512,508

Net increase in net assets from capital share transactions	—	2,512,508

INCREASE IN NET ASSETS	122,206	2,535,187

NET ASSETS
Beginning of period	2,535,187	—

End of period	$2,657,393	$2,535,187

Undistributed net investment income included in net assets at end of period	$12,849	$14,568

SHARES ISSUED
Shares sold	—	100,000

Net increase in shares outstanding	—	100,000

[a]	Commencement of operations.

See notes to financial statements.

40	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares Edge MSCI Multifactor Consumer Discretionary ETF

	Six months ended Feb. 28, 2017 (Unaudited)	Period from May 10, 2016[a] to Aug. 31, 2016
Net asset value, beginning of period	$26.04	$25.26

Income from investment operations:
Net investment income[b]	0.18	0.14
Net realized and unrealized gain[c]	1.40	0.71

Total from investment operations	1.58	0.85

Less distributions from:
Net investment income	(0.24)	(0.07)

Total distributions	(0.24)	(0.07)

Net asset value, end of period	$27.38	$26.04

Total return	6.12%[d]	3.39%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,738	$2,604
Ratio of expenses to average net assets[e]	0.35%	0.35%
Ratio of net investment income to average net assets[e]	1.41%	1.81%
Portfolio turnover rate[f]	18%[d]	22%[d]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	41

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares Edge MSCI Multifactor Consumer Staples ETF

	Six months ended Feb. 28, 2017 (Unaudited)	Period from May 10, 2016[a] to Aug. 31, 2016
Net asset value, beginning of period	$25.57	$25.37

Income from investment operations:
Net investment income[b]	0.24	0.17
Net realized and unrealized gain[c]	0.13	0.10

Total from investment operations	0.37	0.27

Less distributions from:
Net investment income	(0.29)	(0.07)

Total distributions	(0.29)	(0.07)

Net asset value, end of period	$25.65	$25.57

Total return	1.51%[d]	1.07%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,565	$2,557
Ratio of expenses to average net assets[e]	0.35%	0.35%
Ratio of net investment income to average net assets[e]	1.99%	2.19%
Portfolio turnover rate[f]	13%[d]	18%[d]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

42	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares Edge MSCI Multifactor Energy ETF

	Six months ended Feb. 28, 2017 (Unaudited)	Period from May 10, 2016[a] to Aug. 31, 2016
Net asset value, beginning of period	$25.41	$25.03

Income from investment operations:
Net investment income[b]	0.35	0.33
Net realized and unrealized gain[c]	0.95	0.22

Total from investment operations	1.30	0.55

Less distributions from:
Net investment income	(0.35)	(0.17)

Total distributions	(0.35)	(0.17)

Net asset value, end of period	$26.36	$25.41

Total return	5.10%[d]	2.19%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,636	$2,541
Ratio of expenses to average net assets[e]	0.35%	0.35%
Ratio of net investment income to average net assets[e]	2.61%	4.20%
Portfolio turnover rate[f]	26%[d]	29%[d]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	43

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares Edge MSCI Multifactor Financials ETF

	Six months ended Feb. 28, 2017 (Unaudited)	Period from May 10, 2016[a] to Aug. 31, 2016
Net asset value, beginning of period	$26.74	$25.33

Income from investment operations:
Net investment income[b]	0.21	0.14
Net realized and unrealized gain[c]	5.25	1.33

Total from investment operations	5.46	1.47

Less distributions from:
Net investment income	(0.23)	(0.06)
Net realized gain	(0.08)	—

Total distributions	(0.31)	(0.06)

Net asset value, end of period	$31.89	$26.74

Total return	20.57%[d]	5.83%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$3,189	$2,674
Ratio of expenses to average net assets[e]	0.35%	0.35%
Ratio of net investment income to average net assets[e]	1.47%	1.77%
Portfolio turnover rate[f]	22%[d]	28%[d]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

44	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares Edge MSCI Multifactor Healthcare ETF

	Six months ended Feb. 28, 2017 (Unaudited)	Period from May 10, 2016[a] to Aug. 31, 2016
Net asset value, beginning of period	$26.45	$25.41

Income from investment operations:
Net investment income[b]	0.13	0.09
Net realized and unrealized gain[c]	1.22	1.00

Total from investment operations	1.35	1.09

Less distributions from:
Net investment income	(0.13)	(0.05)
Net realized gain	(0.15)	—

Total distributions	(0.28)	(0.05)

Net asset value, end of period	$27.52	$26.45

Total return	5.22%[d]	4.29%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,752	$2,645
Ratio of expenses to average net assets[e]	0.35%	0.35%
Ratio of net investment income to average net assets[e]	1.00%	1.14%
Portfolio turnover rate[f]	16%[d]	20%[d]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	45

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares Edge MSCI Multifactor Industrials ETF

	Six months ended Feb. 28, 2017 (Unaudited)	Period from May 10, 2016[a] to Aug. 31, 2016
Net asset value, beginning of period	$25.99	$25.34

Income from investment operations:
Net investment income[b]	0.23	0.18
Net realized and unrealized gain[c]	3.46	0.58

Total from investment operations	3.69	0.76

Less distributions from:
Net investment income	(0.21)	(0.11)

Total distributions	(0.21)	(0.11)

Net asset value, end of period	$29.47	$25.99

Total return	14.28%[d]	3.01%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,947	$2,599
Ratio of expenses to average net assets[e]	0.35%	0.35%
Ratio of net investment income to average net assets[e]	1.67%	2.31%
Portfolio turnover rate[f]	20%[d]	26%[d]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

46	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares Edge MSCI Multifactor Materials ETF

	Six months ended Feb. 28, 2017 (Unaudited)	Period from May 10, 2016[a] to Aug. 31, 2016
Net asset value, beginning of period	$26.69	$25.26

Income from investment operations:
Net investment income[b]	0.26	0.18
Net realized and unrealized gain[c]	2.77	1.33

Total from investment operations	3.03	1.51

Less distributions from:
Net investment income	(0.32)	(0.08)

Total distributions	(0.32)	(0.08)

Net asset value, end of period	$29.40	$26.69

Total return	11.45%[d]	6.00%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,940	$2,669
Ratio of expenses to average net assets[e]	0.35%	0.35%
Ratio of net investment income to average net assets[e]	1.94%	2.28%
Portfolio turnover rate[f]	11%[d]	26%[d]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	47

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares Edge MSCI Multifactor Technology ETF

	Six months ended Feb. 28, 2017 (Unaudited)	Period from May 10, 2016[a] to Aug. 31, 2016
Net asset value, beginning of period	$28.91	$25.32

Income from investment operations:
Net investment income[b]	0.17	0.11
Net realized and unrealized gain[c]	4.44	3.52

Total from investment operations	4.61	3.63

Less distributions from:
Net investment income	(0.17)	(0.04)
Net realized gain	(0.39)	—

Total distributions	(0.56)	(0.04)

Net asset value, end of period	$32.96	$28.91

Total return	16.13%[d]	14.34%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$3,296	$2,891
Ratio of expenses to average net assets[e]	0.35%	0.35%
Ratio of net investment income to average net assets[e]	1.16%	1.27%
Portfolio turnover rate[f]	15%[d]	20%[d]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

48	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares Edge MSCI Multifactor Utilities ETF

	Six months ended Feb. 28, 2017 (Unaudited)	Period from May 10, 2016[a] to Aug. 31, 2016
Net asset value, beginning of period	$25.35	$25.13

Income from investment operations:
Net investment income[b]	0.39	0.28
Net realized and unrealized gain[c]	1.24	0.07

Total from investment operations	1.63	0.35

Less distributions from:
Net investment income	(0.41)	(0.13)

Total distributions	(0.41)	(0.13)

Net asset value, end of period	$26.57	$25.35

Total return	6.48%[d]	1.39%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,657	$2,535
Ratio of expenses to average net assets[e]	0.35%	0.35%
Ratio of net investment income to average net assets[e]	3.15%	3.45%
Portfolio turnover rate[f]	4%[d]	21%[d]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	49

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Edge MSCI Multifactor Consumer Discretionary	Non-diversified
Edge MSCI Multifactor Consumer Staples	Non-diversified
Edge MSCI Multifactor Energy	Non-diversified
Edge MSCI Multifactor Financials	Non-diversified

iShares ETF	Diversification Classification
Edge MSCI Multifactor Healthcare	Non-diversified
Edge MSCI Multifactor Industrials	Non-diversified
Edge MSCI Multifactor Materials	Non-diversified
Edge MSCI Multifactor Technology	Non-diversified
Edge MSCI Multifactor Utilities	Non-diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•	Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

50	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration factors that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

NOTES TO FINANCIAL STATEMENTS	51

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of February 28, 2017 are reflected in tax reclaims receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

On October 11, 2016, BlackRock, Inc. (“BlackRock”) implemented changes required by amendments to Rule 2a-7 under the 1940 Act, which governs the operations of U.S. money market funds. The Funds may be exposed to additional risks when reinvesting the cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00 and which may be subject to redemption gates or liquidity fees under certain circumstances.

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of February 28, 2017, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of February 28, 2017 and the total value of the related cash collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by

52	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

BlackRock. BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of February 28, 2017:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Edge MSCI Multifactor Consumer Discretionary
JPMorgan Securities LLC	$10,964	$10,964	$—

Edge MSCI Multifactor Energy
BNP Paribas Prime Brokerage Inc.	$52,613	$52,613	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent Trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.35% based on the average daily net assets of each Fund.

The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

NOTES TO FINANCIAL STATEMENTS	53

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Pursuant to a securities lending agreement, each Fund retains 71.5% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 75% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

For the six months ended February 28, 2017, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
Edge MSCI Multifactor Consumer Discretionary	$56
Edge MSCI Multifactor Consumer Staples	26
Edge MSCI Multifactor Energy	27
Edge MSCI Multifactor Healthcare	12
Edge MSCI Multifactor Technology	64

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended February 28, 2017, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
Edge MSCI Multifactor Consumer Discretionary	$181,350	$169,427
Edge MSCI Multifactor Consumer Staples	100,089	133,450
Edge MSCI Multifactor Energy	291,620	163,532
Edge MSCI Multifactor Financials	222,411	226,710
Edge MSCI Multifactor Healthcare	239,570	197,597
Edge MSCI Multifactor Industrials	118,450	65,299
Edge MSCI Multifactor Materials	155,244	170,708
Edge MSCI Multifactor Technology	198,915	303,218
Edge MSCI Multifactor Utilities	62,289	20,891

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

54	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended February 28, 2017 were as follows:

iShares ETF	Purchases	Sales
Edge MSCI Multifactor Consumer Discretionary	$469,271	$477,959
Edge MSCI Multifactor Consumer Staples	319,818	326,006
Edge MSCI Multifactor Energy	704,341	699,116
Edge MSCI Multifactor Financials	615,289	628,296
Edge MSCI Multifactor Healthcare	399,406	420,192
Edge MSCI Multifactor Industrials	556,114	558,009
Edge MSCI Multifactor Materials	310,276	317,142
Edge MSCI Multifactor Technology	449,001	487,941
Edge MSCI Multifactor Utilities	110,723	110,070

There were no in kind transactions (see Note 4) for the six months ended February 28, 2017.

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

5.	PRINCIPAL RISKS

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

NOTES TO FINANCIAL STATEMENTS	55

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

When a fund concentrates its investments in securities within a single or limited number of market sectors, it assumes the risk that economic, political and social conditions affecting those market sectors may have a significant impact on its investment performance.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

56	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

As of August 31, 2016, the Funds’ fiscal year end, the following Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non- Expiring
Edge MSCI Multifactor Consumer Discretionary	$6,047
Edge MSCI Multifactor Consumer Staples	2,186
Edge MSCI Multifactor Energy	3,748
Edge MSCI Multifactor Industrials	16,533
Edge MSCI Multifactor Materials	6,158

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2017, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	57

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Edge MSCI Multifactor Consumer Discretionary	$0.230455	$—	$0.009388	$0.239843	96%	—%	4%	100%
Edge MSCI Multifactor Consumer Staples	0.288032	—	0.004844	0.292876	98	—	2	100
Edge MSCI Multifactor Financials	0.218815	0.080920	0.012214	0.311949	70	26	4	100
Edge MSCI Multifactor Healthcare	0.121394	0.146170	0.017413	0.284977	43	51	6	100
Edge MSCI Multifactor Industrials	0.179027	—	0.031400	0.210427	85	—	15	100
Edge MSCI Multifactor Materials	0.272083	—	0.045031	0.317114	86	—	14	100
Edge MSCI Multifactor Utilities	0.384735	—	0.022749	0.407484	94	—	6	100

58	2017 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2017 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-818-0217

Item 2.	Code of Ethics.

Not applicable to this semi-annual filing.

Item 3.	Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this semi-annual filing.

Item 6.	Investments.

(a)	Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the attached certification.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a) (1) Not applicable to this semi-annual filing.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable to the Registrant.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By: /s/ Martin Small
Martin Small, President (Principal Executive Officer)
Date: April 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Martin Small
Martin Small, President (Principal Executive Officer)
Date: April 28, 2017

By: /s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date: April 28, 2017